UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    --------

                                   FORM N-CSRS
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-4391

                                   PBHG Funds
               (Exact name of registrant as specified in charter)
                                    --------


                            1400 Liberty Ridge Drive
                                 Wayne, PA 19087
               (Address of principal executive offices) (Zip code)

                                David J. Bullock
                    1400 Liberty Ridge Drive, Wayne, PA 19087
                     (Name and address of agent for service)

                                   Copies to:

---------------------------------                -------------------------------
    William H. Rheiner, Esq.                       John M. Zerr, Esq.
Ballard Spahr Andrews & Ingersoll                Liberty Ridge Capital, Inc.
 1735 Market Street, 51st Floor                   1400 Liberty Ridge Drive
  Philadelphia, PA 19103-7599                         Wayne, PA 19087
       (215) 864-8600                                 (610) 647-4100
---------------------------------                -------------------------------

        Registrant's telephone number, including areacode: 1-800-433-0051

                     Date of fiscal year end: March 31, 2005

                  Date of reporting period: September 30, 2004

Item 1.    Reports to Stockholders.

                             2004 SEMI-ANNUAL REPORT

                                                              September 30, 2004

[GRAPHIC ART OMITTED]



                                                             [PBHG LOGO OMITTED]

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                                  [BLANK PAGE]

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

                                                                                             PBHG FUNDS

                                                                                             TABLE OF CONTENTS
Message to Shareholders ................................................................................      1
Disclosure of Fund Expenses ............................................................................      2

STATEMENT OF NET ASSETS
PBHG Growth Funds
      PBHG EMERGING GROWTH FUND
           PBHG Class (PBEGX), Class A (PAEGX), Class C (PCEGX) ........................................      6
      PBHG GROWTH FUND
           PBHG Class (PBHGX), Advisor Class (PBGWX), Class A (PAHGX), Class C (PCHGX) .................     10
      PBHG LARGE CAP 20 FUND
           PBHG Class (PLCPX), Advisor Class (PLTAX), Class A (PLGAX), Class C (PCLAX) .................     15
      PBHG LARGE CAP GROWTH FUND
           PBHG Class (PBHLX), Advisor Class (PBLAX), Class A (PALGX), Class C (PCLGX) .................     18
      PBHG SELECT GROWTH FUND
           PBHG Class (PBHEX), Class A (PAHEX), Class C (PCHEX) ........................................     22
      PBHG STRATEGIC SMALL COMPANY FUND
           PBHG Class (PSSCX), Advisor Class (PBSSX), Class A (PSSAX), Class C (PCSSX) .................     25
PBHG Blend Funds
      ANALYTIC DISCIPLINED EQUITY FUND
           PBHG Class (PBDEX), Class A (PADEX), Class C (PCDEX) ........................................     32
      PBHG FOCUSED FUND
           PBHG Class (PBFVX), Class A (PAFCX), Class C (PCFCX) ........................................     36
      PBHG LARGE CAP FUND
           PBHG Class (PLCVX), Advisor Class (PBLVX), Class A (PLCAX), Class C (PCCAX) .................     39
      PBHG MID-CAP FUND
           PBHG Class (PBMCX), Advisor Class (PMCAX), Class A (PAMIX), Class C (PCCPX) .................     42
      PBHG SMALL CAP FUND
           PBHG Class (PBSVX), Advisor Class (PVAAX), Class A (PSAMX), Class C (PSCMX) .................     47
PBHG Value Funds
      CLIPPER FOCUS FUND
           PBHG Class (PBFOX), Advisor Class (PCLFX), Class A (PAFOX), Class C (PCFOX) .................     52
      TS&W SMALL CAP VALUE FUND
           PBHG Class (PSMVX), Class A (PACVX), Class C (PCCVX) ........................................     55
PBHG Specialty Funds
      HEITMAN REIT FUND
           PBHG Class (PBRTX), Advisor Class (PBRAX), Class A (PARTX), Class C (PCRTX) .................     59
      PBHG TECHNOLOGY & COMMUNICATIONS FUND
           PBHG Class (PBTCX), Advisor Class (PTNAX), Class A (PATCX), Class C (PCOMX) .................     62
PBHG Fixed Income Funds
      DWIGHT INTERMEDIATE FIXED INCOME FUND
           PBHG Class (PBFIX), Class A (PAFIX), Class C (PCIRX) ........................................     66
      PBHG IRA CAPITAL PRESERVATION FUND
           PBHG Class (PBCPX), Advisor Class (PACPX), Class A (PIRAX), Class C (PIRCX) .................     70
PBHG Money Market Funds
      PBHG CASH RESERVES FUND
           (PBCXX) .....................................................................................     72

Statements of Operations ...............................................................................     74
Statements of Changes in Net Assets ....................................................................     78
Financial Highlights ...................................................................................     84
Notes to Financial Statements ..........................................................................     93
PBHG Funds Shareholder Meetings and Security Proxy Voting Guidelines ...................................    110
PBHG Funds Disclosure Notes ............................................................................    111
Trustees and Officers of the Trust .....................................................................    113

            PBHG FUNDS

                      [This page intentionally left blank.]

                                                         PBHG FUNDS

                                                         MESSAGE TO SHAREHOLDERS

DEAR FELLOW SHAREHOLDERS:

   The stock market had to navigate choppy waters during the six months ended September 30, 2004, with a variety of factors making for difficult sailing. While the market managed to cling to gains in the first half of the period, stocks failed to make any forward progress against some strong headwinds in the last three months. Making gains difficult for equity investors were four E's and a few I's: energy, employment, earnings and the election, along with inflation, interest rates and Iraq.

   Oil hit record highs during the period, with new fighting in Nigeria, Africa's largest oil exporter, showing just how sensitive supply and prices are to disruptions. Despite the market's concerns over rising energy costs, the Federal Reserve felt comfortable enough with the level of economic growth to begin a measured campaign of bringing interest rates up to a more neutral level. The Fed raised rates three times over the past six months, bringing the federal funds rate to 1.75%. While in the short-term, surging oil prices have negatively impacted GDP growth, Fed Chairman Alan Greenspan recently stated that he believed the long-term effects would likely be limited, as technological advances and market forces would likely ensure the world had an adequate supply of oil as it makes an eventual transition to other energy sources. However, investors still had to contend with a variety of economic terms, like deflation, inflation, and now, stagflation, over a relatively short time frame. While inflationary pressures appear to have abated, the pressure instead has been on many corporations, which have had their margins squeezed after finding it difficult to pass rising costs on to consumers. As a result, corporate earnings growth has subsided and several bellwether companies revised their earnings estimates downward.

   The S&P 500 Index was down a modest 0.18% while the Dow Jones Industrial Average fell 2.68% for the six-months ended September 30, 2004. With the exception of a September rebound, technology stocks remained under water for most of the period and the Nasdaq Composite Index lost 4.87%. With technology and other growth-oriented sectors taking it on the chin, it was not surprising that many growth indexes, along with our growth funds, posted disappointing results for the period, while value stocks generally fared better. Energy was a clear winner and several of our value and core funds used strong energy picks to keep pace with their respective benchmarks. For complete performance information on the PBHG Funds (PBHG class shares), please refer to the pages that follow.

   As you read through this report, you may note that the name of the investment adviser to the PBHG Funds, formerly Pilgrim Baxter & Associates, Ltd., has changed to Liberty Ridge Capital, Inc. effective October 1, 2004. Over the past year, the firm has been implementing a new strategic direction and introducing extensive reforms and the new name reflects these accomplishments. While significant for the dedicated employees of Liberty Ridge Capital in marking a new direction for the firm, this name change does not affect any of the funds in the PBHG Funds or your investment. Liberty Ridge Capital will continue to serve as the investment adviser to the PBHG Funds. Several of our funds' names also changed during the period to highlight the asset class specialists that sub-advise them. These funds include Analytic Disciplined Equity, Clipper Focus, TS&W Small Cap Value, Heitman REIT and Dwight Intermediate Fixed Income Funds.

   The stock market is at a critical juncture, as heightened uncertainty has kept the market range-bound. Now that the presidential election is behind us and a clear winner determined with the reelection of George W. Bush to a second term, it seems to have provided a much-needed psychological lift to the market. With regard to oil, a longer-term perspective may be helpful. The last truly shocking imbalance in the oil market almost three decades ago was of short duration and did not impede the onset of the subsequent secular bull market. Today's oil market imbalances are much less dramatic and we believe they will eventually be absorbed by the system. Further, we believe economic growth is still on track for the fourth quarter, interest rates remain near historical lows, and neither inflation nor deflation appears to put growth at risk. In our view, the economic recovery is relatively young in the context of past business cycle recoveries, and the recent "pause" on this recovery path is also a common feature of past cycles. Were it not for surging oil prices, we expect that the economy would likely be producing faster job growth already. Thank you for your investment in the PBHG Funds.


Sincerely,


/S/DAVID J. BULLOCK            [PHOTO OMITTED]

David J. Bullock
PRESIDENT
PBHG FUNDS

            PBHG FUNDS

DISCLOSURE OF FUND EXPENSES (UNAUDITED)

All mutual funds have operating expenses. As a shareholder of a fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the fund's gross income and directly reduce your investment return. These expenses are expressed as a percentage of the fund's average net assets; this percentage is known as the fund's expense ratio.

The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your fund's costs in two ways:

O ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your fund incurred over the six month period ended September 30, 2004. The "Expenses Paid During Six Month Period" column shows the acutal expenses incurred on a $1,000 investment in the fund, and the "Ending Account Value" number is derived by deducting that expense amount from the "Beginning Account Value" and adding or subtracting the gain or loss from investing activity.

You can use this information, together with the actual value of your investment in the fund, to estimate the expenses you paid over that same six month period. Simply divide your actual starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your fund under "Expenses Paid During Six Month Period".

O HYPOTHETICAL 5% RETURN. This section helps you compare your fund's costs with those of other mutual funds. It assumes that the fund had an annual 5% return before expenses during the year and that the expense ratio "Annualized Expense Ratios for the Six Month Period" for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your fund's comparative cost by comparing the hypothetical result for your fund in the "Expense Paid During Six Month Period" column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the hypothetical return is set at 5% for comparison purposes -- NOT your fund's actual return -- the account values shown do not apply to your specific investment.


                                                     ANNUALIZED      EXPENSES
                            BEGINNING     ENDING      EXPENSE          PAID
                             ACCOUNT      ACCOUNT      RATIOS         DURING
                              VALUE        VALUE     FOR THE SIX     SIX MONTH
                             3/31/04      9/30/04    MONTH PERIOD      PERIOD*
--------------------------------------------------------------------------------
PBHG Emerging Growth Fund - PBHG Class
--------------------------------------------------------------------------------
  Actual Fund Return        $1,000.00   $   876.80        1.49%         $7.01
  Hypothetical 5% Return     1,000.00     1,017.60        1.49           7.54
--------------------------------------------------------------------------------
PBHG Emerging Growth Fund - Class A
--------------------------------------------------------------------------------
  Actual Fund Return         1,000.00       875.70        1.74           8.18
  Hypothetical 5% Return     1,000.00     1,016.34        1.74           8.80
--------------------------------------------------------------------------------
PBHG Emerging Growth Fund - Class C
--------------------------------------------------------------------------------
  Actual Fund Return         1,000.00       872.10        2.49          11.69
  Hypothetical 5% Return     1,000.00     1,012.58        2.49          12.56
--------------------------------------------------------------------------------
PBHG Growth Fund - PBHG Class
--------------------------------------------------------------------------------
  Actual Fund Return         1,000.00       910.60        1.42           6.80
  Hypothetical 5% Return     1,000.00     1,017.95        1.42           7.18
--------------------------------------------------------------------------------
PBHG Growth Fund - Advisor Class
--------------------------------------------------------------------------------
  Actual Fund Return         1,000.00       908.80        1.66           7.94
  Hypothetical 5% Return     1,000.00     1,016.75        1.66           8.39


                                                      ANNUALIZED     EXPENSES
                             BEGINNING     ENDING        EXPENSE        PAID
                              ACCOUNT     ACCOUNT        RATIOS        DURING
                               VALUE       VALUE      FOR THE SIX     SIX MONTH
                              3/31/04     9/30/04     MONTH PERIOD     PERIOD*
--------------------------------------------------------------------------------
PBHG Growth Fund - Class A
--------------------------------------------------------------------------------
  Actual Fund Return        $1,000.00   $   909.40        1.68%         $8.04
  Hypothetical 5% Return     1,000.00     1,016.65        1.68           8.49
--------------------------------------------------------------------------------
PBHG Growth Fund - Class C
--------------------------------------------------------------------------------
  Actual Fund Return         1,000.00       906.30        2.42          11.56
  Hypothetical 5% Return     1,000.00     1,012.94        2.42          12.21
--------------------------------------------------------------------------------
PBHG Large Cap 20 Fund - PBHG Class
--------------------------------------------------------------------------------
  Actual Fund Return         1,000.00       957.70        1.46           7.17
  Hypothetical 5% Return     1,000.00     1,017.75        1.46           7.38
--------------------------------------------------------------------------------
PBHG Large Cap 20 Fund - Advisor Class
--------------------------------------------------------------------------------
  Actual Fund Return         1,000.00       956.00        1.71           8.38
  Hypothetical 5% Return     1,000.00     1,016.50        1.71           8.64
--------------------------------------------------------------------------------
PBHG Large Cap 20 Fund - Class A
--------------------------------------------------------------------------------
  Actual Fund Return         1,000.00       956.30        1.71           8.39
  Hypothetical 5% Return     1,000.00     1,016.50        1.71           8.64

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 183/365 days (to reflect the one-half year period).

                                           PBHG FUNDS

                                                      ANNUALIZED     EXPENSES
                            BEGINNING    ENDING        EXPENSE          PAID
                             ACCOUNT     ACCOUNT        RATIOS         DURING
                              VALUE       VALUE       FOR THE SIX    SIX MONTH
                             3/31/04     9/30/04      MONTH PERIOD     PERIOD*
--------------------------------------------------------------------------------
PBHG Large Cap 20 Fund - Class C
--------------------------------------------------------------------------------
  Actual Fund Return        $1,000.00   $   952.20        2.46%        $12.04
  Hypothetical 5% Return     1,000.00     1,012.73        2.46          12.41
--------------------------------------------------------------------------------
PBHG Large Cap Growth Fund - PBHG Class
--------------------------------------------------------------------------------
  Actual Fund Return         1,000.00       963.10        1.33           6.55
  Hypothetical 5% Return     1,000.00     1,018.40        1.33           6.73
--------------------------------------------------------------------------------
PBHG Large Cap Growth Fund - Advisor Class
--------------------------------------------------------------------------------
  Actual Fund Return         1,000.00       961.80        1.58           7.77
  Hypothetical 5% Return     1,000.00     1,017.15        1.58           7.99
--------------------------------------------------------------------------------
PBHG Large Cap Growth Fund - Class A
--------------------------------------------------------------------------------
  Actual Fund Return         1,000.00       962.10        1.58           7.77
  Hypothetical 5% Return     1,000.00     1,017.15        1.58           7.99
--------------------------------------------------------------------------------
PBHG Large Cap Growth Fund - Class C
--------------------------------------------------------------------------------
  Actual Fund Return         1,000.00       958.80        2.33          11.44
  Hypothetical 5% Return     1,000.00     1,013.39        2.33          11.76
--------------------------------------------------------------------------------
PBHG Select Growth Fund - PBHG Class
--------------------------------------------------------------------------------
  Actual Fund Return         1,000.00       946.40        1.52           7.42
  Hypothetical 5% Return     1,000.00     1,017.45        1.52           7.69
--------------------------------------------------------------------------------
PBHG Select Growth Fund - Class A
--------------------------------------------------------------------------------
  Actual Fund Return         1,000.00       945.40        1.77           8.63
  Hypothetical 5% Return     1,000.00     1,016.19        1.77           8.95
--------------------------------------------------------------------------------
PBHG Select Growth Fund - Class C
--------------------------------------------------------------------------------
  Actual Fund Return         1,000.00       941.80        2.52          12.27
  Hypothetical 5% Return     1,000.00     1,012.43        2.52          12.71
--------------------------------------------------------------------------------
PBHG Strategic Small Company Fund - PBHG Class
--------------------------------------------------------------------------------
  Actual Fund Return         1,000.00       929.10        1.50           7.25
  Hypothetical 5% Return     1,000.00     1,017.55        1.50           7.59
--------------------------------------------------------------------------------
PBHG Strategic Small Company Fund - Advisor Class
--------------------------------------------------------------------------------
  Actual Fund Return         1,000.00       928.10        1.75           8.46
  Hypothetical 5% Return     1,000.00     1,016.29        1.75           8.85
--------------------------------------------------------------------------------
PBHG Strategic Small Company Fund - Class A
--------------------------------------------------------------------------------
  Actual Fund Return         1,000.00       927.50        1.75           8.46
  Hypothetical 5% Return     1,000.00     1,016.29        1.75           8.85
--------------------------------------------------------------------------------
PBHG Strategic Small Company Fund - Class C
--------------------------------------------------------------------------------
  Actual Fund Return         1,000.00       924.20        2.50          12.06
  Hypothetical 5% Return     1,000.00     1,012.53        2.50          12.61


                                                     ANNUALIZED      EXPENSES
                            BEGINNING     ENDING      EXPENSE          PAID
                             ACCOUNT     ACCOUNT       RATIOS          DURING
                              VALUE       VALUE      FOR THE SIX     SIX MONTH
                             3/31/04     9/30/04     MONTH PERIOD      PERIOD*
--------------------------------------------------------------------------------
 Analytic Disciplined Equity Fund - PBHG Class
--------------------------------------------------------------------------------
  Actual Fund Return        $1,000.00   $   985.80        1.29%         $6.42
  Hypothetical 5% Return     1,000.00     1,018.60        1.29           6.53
--------------------------------------------------------------------------------
Analytic Disciplined Equity Fund - Class A
--------------------------------------------------------------------------------
  Actual Fund Return         1,000.00       984.70        1.54           7.66
  Hypothetical 5% Return     1,000.00     1,017.35        1.54           7.79
--------------------------------------------------------------------------------
Analytic Disciplined Equity Fund - Class C
--------------------------------------------------------------------------------
  Actual Fund Return         1,000.00       980.60        2.29          11.37
  Hypothetical 5% Return     1,000.00     1,013.59        2.29          11.56
--------------------------------------------------------------------------------
PBHG Focused Fund - PBHG Class
--------------------------------------------------------------------------------
  Actual Fund Return         1,000.00       976.70        1.50           7.43
  Hypothetical 5% Return     1,000.00     1,017.55        1.50           7.59
--------------------------------------------------------------------------------
PBHG Focused Fund - Class A
--------------------------------------------------------------------------------
  Actual Fund Return         1,000.00       975.50        1.75           8.67
  Hypothetical 5% Return     1,000.00     1,016.29        1.75           8.85
--------------------------------------------------------------------------------
PBHG Focused Fund - Class C
--------------------------------------------------------------------------------
  Actual Fund Return         1,000.00       972.50        2.50          12.36
  Hypothetical 5% Return     1,000.00     1,012.53        2.50          12.61
--------------------------------------------------------------------------------
PBHG Large Cap Fund - PBHG Class
--------------------------------------------------------------------------------
  Actual Fund Return         1,000.00       985.80        1.23           6.12
  Hypothetical 5% Return     1,000.00     1,018.90        1.23           6.23
--------------------------------------------------------------------------------
PBHG Large Cap Fund - Advisor Class
--------------------------------------------------------------------------------
  Actual Fund Return         1,000.00       984.90        1.48           7.36
  Hypothetical 5% Return     1,000.00     1,017.65        1.48           7.49
--------------------------------------------------------------------------------
PBHG Large Cap Fund - Class A
--------------------------------------------------------------------------------
  Actual Fund Return         1,000.00       984.90        1.48           7.36
  Hypothetical 5% Return     1,000.00     1,017.65        1.48           7.49
--------------------------------------------------------------------------------
PBHG Large Cap Fund - Class C
--------------------------------------------------------------------------------
  Actual Fund Return         1,000.00       981.50        2.23          11.08
  Hypothetical 5% Return     1,000.00     1,013.89        2.23          11.26
--------------------------------------------------------------------------------
PBHG Mid-Cap Fund - PBHG Class
--------------------------------------------------------------------------------
  Actual Fund Return         1,000.00       982.20        1.35           6.71
  Hypothetical 5% Return     1,000.00     1,018.30        1.35           6.83
--------------------------------------------------------------------------------
 PBHG Mid-Cap Fund - Advisor Class
--------------------------------------------------------------------------------
  Actual Fund Return         1,000.00       980.40        1.60           7.94
  Hypothetical 5% Return     1,000.00     1,017.05        1.60           8.09

            PBHG FUNDS

DISCLOSURE OF FUND EXPENSES (UNAUDITED) -- Concluded

                                                     ANNUALIZED      EXPENSES
                            BEGINNING     ENDING      EXPENSE          PAID
                             ACCOUNT     ACCOUNT       RATIOS         DURING
                              VALUE        VALUE     FOR THE SIX     SIX MONTH
                             3/31/04      9/30/04    MONTH PERIOD     PERIOD*
--------------------------------------------------------------------------------
PBHG Mid-Cap Fund - Class A
--------------------------------------------------------------------------------
  Actual Fund Return       $ 1,000.00    $  980.40        1.60%         $7.94
  Hypothetical 5% Return     1,000.00     1,017.05        1.60           8.09
--------------------------------------------------------------------------------
PBHG Mid-Cap Fund - Class C
--------------------------------------------------------------------------------
   Actual Fund Return        1,000.00       977.00        2.35          11.65
   Hypothetical 5% Return    1,000.00     1,013.29        2.35          11.86
--------------------------------------------------------------------------------
PBHG Small Cap Fund - PBHG Class
--------------------------------------------------------------------------------
  Actual Fund Return         1,000.00       953.70        1.50           7.35
  Hypothetical 5% Return     1,000.00     1,017.55        1.50           7.59
--------------------------------------------------------------------------------
PBHG Small Cap Fund - Advisor Class
--------------------------------------------------------------------------------
  Actual Fund Return         1,000.00       952.40        1.75           8.57
  Hypothetical 5% Return     1,000.00     1,016.29        1.75           8.85
--------------------------------------------------------------------------------
PBHG Small Cap Fund - Class A
--------------------------------------------------------------------------------
  Actual Fund Return         1,000.00       952.10        1.75           8.56
  Hypothetical 5% Return     1,000.00     1,016.29        1.75           8.85
--------------------------------------------------------------------------------
PBHG Small Cap Fund - Class C
--------------------------------------------------------------------------------
  Actual Fund Return         1,000.00       949.00        2.50          12.21
  Hypothetical 5% Return     1,000.00     1,012.53        2.50          12.61
--------------------------------------------------------------------------------
Clipper Focus Fund - PBHG Class
--------------------------------------------------------------------------------
  Actual Fund Return         1,000.00     1,002.50        1.47           7.38
  Hypothetical 5% Return     1,000.00     1,017.70        1.47           7.44
--------------------------------------------------------------------------------
Clipper Focus Fund - Advisor Class
--------------------------------------------------------------------------------
  Actual Fund Return         1,000.00     1,001.30        1.72           8.63
   Hypothetical 5% Return    1,000.00     1,016.44        1.72           8.69
--------------------------------------------------------------------------------
Clipper Focus Fund - Class A
--------------------------------------------------------------------------------
  Actual Fund Return         1,000.00     1,001.30        1.72           8.63
  Hypothetical 5% Return     1,000.00     1,016.44        1.72           8.69
--------------------------------------------------------------------------------
Clipper Focus Fund - Class C
--------------------------------------------------------------------------------
   Actual Fund Return        1,000.00       997.50        2.47          12.37
  Hypothetical 5% Return     1,000.00     1,012.68        2.47          12.46
--------------------------------------------------------------------------------
TS&W Small Cap Value Fund - PBHG Class
--------------------------------------------------------------------------------
  Actual Fund Return         1,000.00     1,064.40        1.50           7.76
  Hypothetical 5% Return     1,000.00     1,017.55        1.50           7.59

                                                      ANNUALIZED     EXPENSES
                            BEGINNING      ENDING      EXPENSE         PAID
                             ACCOUNT       ACCOUNT      RATIOS         DURING
                              VALUE         VALUE     FOR THE SIX    SIX MONTH
                             3/31/04       9/30/04    MONTH PERIOD     PERIOD*
--------------------------------------------------------------------------------
TS&W Small Cap Value Fund - Class A
--------------------------------------------------------------------------------
  Actual Fund Return        $1,000.00    $1,063.10        1.75%         $9.05
  Hypothetical 5% Return     1,000.00     1,016.29        1.75           8.85
--------------------------------------------------------------------------------
TS&W Small Cap Value Fund - Class C
--------------------------------------------------------------------------------
  Actual Fund Return         1,000.00     1,059.10        2.50          12.90
  Hypothetical 5% Return     1,000.00     1,012.53        2.50          12.61
--------------------------------------------------------------------------------
Heitman REIT Fund - PBHG Class
--------------------------------------------------------------------------------
  Actual Fund Return         1,000.00     1,029.20        1.33           6.77
  Hypothetical 5% Return     1,000.00     1,018.40        1.33           6.73
--------------------------------------------------------------------------------
Heitman REIT Fund - Advisor Class
--------------------------------------------------------------------------------
  Actual Fund Return         1,000.00     1,028.00        1.58           8.03
  Hypothetical 5% Return     1,000.00     1,017.15        1.58           7.99
--------------------------------------------------------------------------------
Heitman REIT Fund - Class A
--------------------------------------------------------------------------------
  Actual Fund Return         1,000.00     1,027.90        1.58           8.03
  Hypothetical 5% Return     1,000.00     1,017.15        1.58           7.99
--------------------------------------------------------------------------------
Heitman REIT Fund - Class C
--------------------------------------------------------------------------------
  Actual Fund Return         1,000.00     1,023.70        2.33          11.82
  Hypothetical 5% Return     1,000.00     1,013.39        2.33          11.76
--------------------------------------------------------------------------------
PBHG Technology & Communications Fund - PBHG Class
--------------------------------------------------------------------------------
  Actual Fund Return         1,000.00       920.10        1.62           7.80
  Hypothetical 5% Return     1,000.00     1,016.95        1.62           8.19
--------------------------------------------------------------------------------
PBHG Technology & Communications Fund - Advisor Class
--------------------------------------------------------------------------------
  Actual Fund Return         1,000.00       919.50        1.87           9.00
  Hypothetical 5% Return     1,000.00     1,015.69        1.87           9.45
--------------------------------------------------------------------------------
PBHG Technology & Communications Fund - Class A
--------------------------------------------------------------------------------
  Actual Fund Return         1,000.00       919.10        1.87           9.00
  Hypothetical 5% Return     1,000.00     1,015.69        1.87           9.45
--------------------------------------------------------------------------------
PBHG Technology & Communications Fund - Class C
--------------------------------------------------------------------------------
  Actual Fund Return         1,000.00       916.00        2.62          12.58
  Hypothetical 5% Return     1,000.00     1,011.93        2.62          13.21
--------------------------------------------------------------------------------
Dwight Intermediate Fixed Fund - PBHG Class
--------------------------------------------------------------------------------
  Actual Fund Return         1,000.00     1,026.40        0.85           4.32
  Hypothetical 5% Return     1,000.00     1,020.81        0.85           4.31

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 183/365 days (to reflect the one-half year period).

                                              PBHG FUNDS


                                                     ANNUALIZED      EXPENSES
                            BEGINNING     ENDING       EXPENSE          PAID
                             ACCOUNT      ACCOUNT      RATIOS          DURING
                              VALUE        VALUE     FOR THE SIX     SIX MONTH
                             3/31/04      9/30/04    MONTH PERIOD      PERIOD*
--------------------------------------------------------------------------------
Dwight Intermediate Fixed Fund - Class A
--------------------------------------------------------------------------------
  Actual Fund Return        $1,000.00    $1,025.10        1.10%         $5.58
  Hypothetical 5% Return     1,000.00     1,019.55        1.10           5.57
--------------------------------------------------------------------------------
Dwight Intermediate Fixed Fund - Class C
--------------------------------------------------------------------------------
  Actual Fund Return         1,000.00     1,022.30        1.85           9.38
  Hypothetical 5% Return     1,000.00     1,015.79        1.85           9.35
--------------------------------------------------------------------------------
PBHG IRA Capital Preservation Fund - PBHG Class
--------------------------------------------------------------------------------
  Actual Fund Return         1,000.00     1,011.10        0.88           4.44
  Hypothetical 5% Return     1,000.00     1,020.66        0.88           4.46
--------------------------------------------------------------------------------
PBHG IRA Capital Preservation Fund - Advisor Class
--------------------------------------------------------------------------------
  Actual Fund Return         1,000.00     1,010.00        1.13           5.69
  Hypothetical 5% Return     1,000.00     1,019.40        1.13           5.72
--------------------------------------------------------------------------------
PBHG IRA Capital Preservation Fund - Class A
--------------------------------------------------------------------------------
  Actual Fund Return         1,000.00     1,009.80        1.11           5.59
  Hypothetical 5% Return     1,000.00     1,019.50        1.11           5.62
--------------------------------------------------------------------------------
PBHG IRA Capital Preservation Fund - Class C
--------------------------------------------------------------------------------
  Actual Fund Return         1,000.00     1,007.30        1.61           8.10
  Hypothetical 5% Return     1,000.00     1,017.00        1.61           8.14
--------------------------------------------------------------------------------
PBHG Cash Reserves Fund - PBHG Class
--------------------------------------------------------------------------------
  Actual Fund Return         1,000.00     1,002.00        0.88           4.42
  Hypothetical 5% Return     1,000.00     1,020.66        0.88           4.46

            PBHG FUNDS


PBHG EMERGING GROWTH FUND (UNAUDITED)



PBHG EMERGING GROWTH FUND

           INVESTMENT FOCUS 7
                STYLE


    VALUE       BLEND     GROWTH                   M
|-----------|-----------|----------|               A
|           |           |          |               R
|           |           |          |               K
|           |           |          |  Large        E
|           |           |          |               T
|           |           |          |
|-----------|-----------|----------|               C
|           |           |          |               A
|           |           |          |               P
|           |           |          |  Medium       I
|           |           |          |               T
|           |           |          |               A
|-----------|-----------|----------|               L
|           |           |          |               I
|           |           |          |               Z
|           |           |    X     |  Small        A
|           |           |          |               T
|           |           |          |               I
|-----------|-----------|----------|               O
                                                   N


Source: Liberty Ridge Capital, Inc.


                   AVERAGE ANNUAL TOTAL RETURN 1 AS OF SEPTEMBER 30, 2004

------------------------------------------------------------------------------------------------

                                        One    Annualized  Annualized  Annualized  Annualized
                              6         Year     3 Year     5 Year     10 Year     Inception
                           Months 2    Return    Return     Return      Return      to Date
------------------------------------------------------------------------------------------------
   PBHG Class 3            (12.32)%    (7.73)%   (3.81)%   (12.60)%    (0.08)%       3.46%
------------------------------------------------------------------------------------------------
   Class A with load 4     (17.46)%   (13.32)%   (5.96)%   (13.95)%     (1.05)%      2.54%
------------------------------------------------------------------------------------------------
   Class A without load 4  (12.43)%    (8.06)%   (4.08)%   (12.92)%     (0.46)%      3.07%
------------------------------------------------------------------------------------------------
   Class C with load 4     (13.66)%    (9.64)%   (4.79)%   (13.57)%     (1.20)%      2.31%
------------------------------------------------------------------------------------------------
   Class C without load 4  (12.79)%    (8.73)%   (4.79)%   (13.57)%     (1.20)%      2.31%
------------------------------------------------------------------------------------------------

     THE PERFORMANCE DATA SHOWN REPRESENTS PAST PERFORMANCE, WHICH IS NOT A GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL
 FLUCTUATE SO THAT INVESTORS' SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN
   THEIR ORIGINAL COST. FUNDS THAT INVEST IN SMALLER CAPITALIZATION COMPANIES INVOLVE GREATER RISK AND PRICE VOLATILITY THAN FUNDS THAT INVEST IN LARGER, MORE
 ESTABLISHED COMPANIES. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END,
     WHICH MAY BE LOWER OR HIGHER THAN THAT SHOWN, IS AVAILABLE BY CALLING
                 1.800.433.0051 OR ONLINE AT WWW.PBHGFUNDS.COM.

          COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN
                            THE PBHG EMERGING GROWTH
                                FUND - PBHG CLASS
                 VERSUS THE RUSSELL 2000(R) GROWTH INDEX AND THE
                      LIPPER SMALL-CAP GROWTH FUNDS AVERAGE

                        [LINE CHART OMITTED, PLOT POINTS FOLLOWS]

                      PBHG EMERGING GROWTH            RUSSELL               LIPPER SMALL-CAP GROWTH
                        FUND-PBHG CLASS        2000(R) GROWTH INDEX 5             FUNDS AVERAGE 6
6/14/93                       10000                    10000                          10000
6/30/93                       10120                    11413                          10000
7/31/93                       10320                    11527                          10050
8/31/93                       11440                    12079                          10592
9/30/93                       12650                    12478                          11014
10/31/93                      13220                    12839                          11174
11/30/93                      12480                    12319                          10789
12/31/93                      13258                    12806                          11299
1/31/94                       13800                    13146                          11633
2/28/94                       14244                    13089                          11644
3/31/94                       13258                    12285                          10970
4/30/94                       13420                    12303                          10934
5/31/94                       13008                    12028                          10714
6/30/94                       12152                    11514                          10192
7/31/94                       12520                    11678                          10386
8/31/94                       13854                    12535                          11123
9/30/94                       14797                    12587                          11220
10/31/94                      15816                    12721                          11418
11/30/94                      15621                    12207                          10980
12/31/94                      16411                    12494                          11195
1/31/95                       15704                    12240                          11038
2/28/95                       16324                    12805                          11482
3/31/95                       17497                    13179                          11864
4/30/95                       17878                    13377                          11959
5/31/95                       17976                    13553                          12141
6/30/95                       19617                    14487                          13027
7/31/95                       21584                    15616                          14126
8/31/95                       21834                    15808                          14363
9/30/95                       22627                    16134                          14776
10/31/95                      21942                    15340                          14335
11/30/95                      23257                    16017                          14871
12/31/95                      24361                    16372                          15128
1/31/96                       23780                    16237                          15051
2/29/96                       25136                    16977                          15785
3/31/96                       26275                    17313                          16292
4/30/96                       30079                    18642                          17837
5/31/96                       31457                    19598                          18734
6/30/96                       29509                    18324                          17872
7/31/96                       25443                    16087                          16042
8/31/96                       27448                    17278                          17085
9/30/96                       29999                    18168                          18147
10/31/96                      28404                    17384                          17558
11/30/96                      28347                    17868                          17932
12/31/96                      28522                    18216                          18141
1/31/97                       28817                    18671                          18637
2/28/97                       24603                    17544                          17543
3/31/97                       22672                    16306                          16395
4/30/97                       21601                    16117                          16194
5/31/97                       25874                    18539                          18398
6/30/97                       27357                    19168                          19450
7/31/97                       28216                    20150                          20796
8/31/97                       28522                    20755                          21181
9/30/97                       31289                    22411                          22900
10/31/97                      28687                    21065                          21746
11/30/97                      27616                    20563                          21322
12/31/97                      27475                    20575                          21420
1/31/98                       27145                    20300                          21159
2/28/98                       29111                    22092                          22913
3/31/98                       30406                    23019                          24082
4/30/98                       30618                    23160                          24286
5/31/98                       27899                    21478                          22700
6/30/98                       28758                    21697                          23236
7/31/98                       26321                    19885                          21656
8/31/98                       21401                    15295                          17030
9/30/98                       23296                    16846                          18297
10/31/98                      23013                    17725                          19090
11/30/98                      24826                    19099                          20647
12/31/98                      28300                    20828                          22826
1/31/99                       28394                    21765                          23453
2/28/99                       25098                    19774                          21375
3/31/99                       24353                    20478                          22295
4/30/99                       23762                    22286                          23423
5/31/99                       24790                    22321                          23692
6/30/99                       27579                    23497                          25794
7/31/99                       26929                    22771                          25737
8/31/99                       26669                    21919                          25413
9/30/99                       28784                    22342                          26066
10/31/99                      30699                    22914                          27460
11/30/99                      34007                    25337                          30934
12/31/99                      41981                    29803                          36579
1/31/2000                     40339                    29525                          36287
2/29/2000                     53650                    36395                          45006
3/31/2000                     49029                    32569                          42742
4/30/2000                     42901                    29280                          38156
5/31/2000                     37691                    26717                          35108
6/30/2000                     47522                    30168                          40830
7/31/2000                     43244                    27583                          38278
8/31/2000                     50353                    30484                          42638
9/30/2000                     47595                    28969                          41018
10/31/2000                    40425                    26618                          38266
11/30/2000                    29859                    21785                          31657
12/31/2000                    31394                    23118                          34354
1/31/2001                     31182                    24989                          35478
2/28/2001                     24729                    21564                          30706
3/31/2001                     21105                    19603                          27764
4/30/2001                     25707                    22003                          31260
5/31/2001                     24914                    22513                          31929
6/30/2001                     25152                    23127                          32845
7/31/2001                     22758                    21154                          30934
8/31/2001                     20537                    19833                          29074
9/30/2001                     16490                    16633                          24620
10/31/2001                    18381                    18233                          26590
11/30/2001                    20497                    19755                          28706
12/31/2001                    21172                    20985                          30460
1/31/2002                     20114                    20238                          29537
2/28/2002                     16980                    18928                          27632
3/31/2002                     18818                    20573                          29765
4/30/2002                     16834                    20128                          28941
5/31/2002                     15353                    18951                          27497
6/30/2002                     13555                    17344                          25525
7/31/2002                     11743                    14679                          21947
8/31/2002                     11306                    14672                          21944
9/30/2002                      9931                    13612                          20520
10/31/2002                    11227                    14300                          21370
11/30/2002                    13092                    15718                          22966
12/31/2002                    11095                    14634                          21473
1/31/2003                     10883                    14237                          20943
2/28/2003                     10606                    13857                          20336
3/31/2003                     10500                    14067                          20671
4/30/2003                     11650                    15398                          22374
5/31/2003                     13184                    17133                          24540
6/30/2003                     13713                    17463                          25230
7/31/2003                     14864                    18784                          26764
8/31/2003                     16265                    19792                          28249
9/30/2003                     15908                    19291                          27557
10/31/2003                    17641                    20958                          30062
11/30/2003                    18143                    21641                          31009
12/31/2003                    17376                    21738                          30997
1/31/2004                     17892                    22880                          32305
2/29/2004                     17389                    22845                          32266
3/31/2004                     16742                    22951                          32214
4/30/2004                     15327                    21799                          30565
5/31/2004                     16186                    22233                          31124
6/30/2004                     16411                    22973                          32052
7/31/2004                     14507                    20911                          29311
8/31/2004                     13766                    20461                          28403
9/30/2004                    $14679                   $21592                         $30061

1 The PBHG Emerging Growth Fund's total return is based on net change in NAV, assuming reinvestment of distributions. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The performance figures quoted may be lower at this time due to recent market volatility. For performance information regarding other share classes please consult your financial advisor. Investors considering the PBHG Emerging Growth Fund should have a long-term investment horizon. Diversification does not assure a profit or protect against a loss in declining markets. The returns shown reflect fee waivers and/or expense reimbursements in effect for the period; absent fee waivers and/or reimbursements, performance may have been lower. This information should be preceded or accompanied by a prospectus. The prospectus contains important information, including information about the fund's investment objective, risks, charges and expenses and should be read carefully and considered before investing. Peter J. Niedland began managing the Fund on January 1, 2003. Effective May 3, 2004, Jim M. Smith, CFA, joined Mr. Niedland as co-manager of the Emerging Growth Fund.
2 The six  month return has not been annualized.
3 The PBHG Emerging Growth Fund-PBHG Class commenced operations on June 14,
  1993.
4 The PBHG Emerging Growth Fund-Class A and C shares commenced operations on
  September 30, 2003. The returns shown for Class A and C shares prior to their inception date are based on the historical performance of the Fund's PBHG Class shares adjusted to reflect applicable sales charges and the higher service and distribution fees (12b-1) applicable to the Class A and C shares as noted below. Performance without load assumes that no front-end or contingent deferred sales charge applied or the investment was not redeemed. Performance with load assumes that a front-end or contingent deferred sales charge applied to the extent applicable. The Fund offers Class A, Class C and PBHG Class shares. Class A shares have a current maximum up-front sales charge of 5.75% and are subject to an annual service fee of 0.25%. Class C shares are subject to an aggregate annual distribution and service fee of 1.00% and will be subject to a contingent deferred sales charge of 1.00% if redeemed within the first 12 months. The average annual total returns of the Class A and Class C, with loads, from their inception date to September 30, 2004 were (13.32)% and (9.64)%, respectively. The average annual total returns of the Class A and Class C, without loads, from their inception date to September 30, 2004 were (8.06)% and (8.73)%, respectively.
5 For more information on the Russell 2000(R) Growth Index please see the PBHG
  Funds Disclosure Notes on page 111.
6 The chart assumes $10,000 invested in the Lipper Small-Cap Growth Funds
  Average at June 30, 1993. For more information on the Lipper Small-Cap Growth Funds Average please see the PBHG Funds Disclosure Notes on page 111.
7 For more information on the Investment Focus and Top Ten Holdings please see the PBHG Funds Disclosure Notes on page 112.


SECTOR WEIGHTINGS AT SEPTEMBER 30, 2004

[PIE CHART OMITTED, PLOT POINTS FOLLOWS]

BASIC MATERIALS                   2%
CASH                              2%
CONSUMER CYCLICAL                22%
ENERGY                            1%
HEALTH CARE                      16%
INDUSTRIAL                        7%
SERVICES                         12%
TECHNOLOGY                       38%

% of Total Portfolio Investments


TOP TEN COMMON STOCK HOLDINGS AT SEPTEMBER 30, 2004 7

Urban Outfitters                                  3.1%
Red Robin Gourmet Burgers                         2.8%
Corporate Executive Board                         2.8%
Altiris                                           2.6%
Ceradyne                                          2.2%
American Healthways                               2.1%
Avid Technology                                   2.1%
F5 Networks                                       2.1%
Gen-Probe                                         2.0%
Witness Systems                                   1.8%
-------------------------------------------------------
Combined Top Ten Common Stock Holdings as a %
of  Total Portfolio Investments in Common Stock  23.6%

                                                                      PBHG FUNDS

                                                       PBHG EMERGING GROWTH FUND

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                            As of September 30, 2004 (UNAUDITED)

                                                     Market
Description                           Shares      Value (000)
--------------------------------------------------------------------------------
COMMON STOCK -- 98.1%
BASIC MATERIALS -- 2.1%
ADVANCED MATERIALS/PRODUCTS -- 2.1%
Ceradyne*                              99,100    $      4,351
                                                 ------------
                                                        4,351
                                                 ------------
TOTAL BASIC MATERIALS (COST $1,156)                     4,351
                                                 ------------
--------------------------------------------------------------------------------
CONSUMER CYCLICAL -- 21.8%
APPAREL MANUFACTURERS -- 1.5%
Quiksilver*                           119,900           3,048
                                                 ------------
                                                        3,048
--------------------------------------------------------------------------------
CASINO SERVICES -- 1.7%
Shuffle Master*                        89,700           3,360
                                                 ------------
                                                        3,360
--------------------------------------------------------------------------------
DISTRIBUTION/WHOLESALE -- 1.2%
Scansource*                            38,200           2,437
                                                 ------------
                                                        2,437
--------------------------------------------------------------------------------
RETAIL-APPAREL/SHOE -- 6.3%
Bebe Stores*                          100,000           2,112
Finish Line, Cl A                      76,300           2,359
Jos A. Bank Clothiers*                 75,093           2,079
Urban Outfitters*                     177,300           6,099
                                                 ------------
                                                       12,649
--------------------------------------------------------------------------------
RETAIL-COMPUTER EQUIPMENT -- 0.9%
Insight Enterprises*                  110,900           1,867
                                                 ------------
                                                        1,867
--------------------------------------------------------------------------------
RETAIL-GARDENING PRODUCTS -- 0.9%
Tractor Supply*                        58,800           1,849
                                                 ------------
                                                        1,849
--------------------------------------------------------------------------------
RETAIL-MUSIC STORE -- 1.5%
Guitar Center*                         70,600           3,057
                                                 ------------
                                                        3,057
--------------------------------------------------------------------------------
RETAIL-RESTAURANTS -- 6.4%
BJ's Restaurants*                      70,000           1,111
Panera Bread, Cl A*                    44,100           1,655
PF Chang's China Bistro*               71,000           3,443
Rare Hospitality International*        48,550           1,294
Red Robin Gourmet Burgers*            126,650           5,531
                                                 ------------
                                                       13,034
--------------------------------------------------------------------------------
RETAIL-SPORTING GOODS -- 1.4%
Dick's Sporting Goods*                 81,600           2,907
                                                 ------------
                                                        2,907
                                                 ------------
TOTAL CONSUMER CYCLICAL (COST $26,301)                 44,208
                                                 ------------
--------------------------------------------------------------------------------
ENERGY -- 1.3%
OIL COMPANIES-EXPLORATION & PRODUCTION-- 0.8%
Petroleum Development*                 40,000           1,753
                                                 ------------
                                                        1,753

                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
OIL FIELD MACHINERY & EQUIPMENT -- 0.5%
Hydril*                                22,800         $   979
                                                 ------------
                                                          979
                                                 ------------
TOTAL ENERGY (COST $2,352)                              2,732
                                                 ------------
--------------------------------------------------------------------------------
HEALTH CARE -- 16.0%
DENTAL SUPPLIES & EQUIPMENT -- 0.7%
Align Technology*                      90,300           1,380
                                                 ------------
                                                        1,380
--------------------------------------------------------------------------------
DIAGNOSTIC EQUIPMENT -- 2.6%
Gen-Probe*                            101,300           4,039
Immucor*                               47,500           1,176
                                                 ------------
                                                        5,215
--------------------------------------------------------------------------------
MEDICAL IMAGING SYSTEMS -- 1.4%
Given Imaging Limited*                 42,600           1,638
Merge Technologies*                    70,000           1,208
                                                 ------------
                                                        2,846
--------------------------------------------------------------------------------
MEDICAL INSTRUMENTS -- 4.5%
Advanced Neuromodulation Systems*       3,600             109
Arthrocare*                            65,000           1,904
DJ Orthopedics*                        45,200             798
Intuitive Surgical*                    73,200           1,812
Kensey Nash*                           60,300           1,579
Ventana Medical Systems*               58,200           2,936
                                                 ------------
                                                        9,138
--------------------------------------------------------------------------------
MEDICAL LASER SYSTEMS -- 0.7%
Laserscope*                            42,700             866
Palomar Medical Technologies*          24,200             530
                                                 ------------
                                                        1,396
--------------------------------------------------------------------------------
MEDICAL PRODUCTS -- 0.7%
Syneron Medical*                       24,500             434
Wright Medical Group*                  37,300             937
                                                 ------------
                                                        1,371
--------------------------------------------------------------------------------
MEDICAL-BIOMEDICAL/GENETIC -- 1.0%
Integra LifeSciences Holdings*         29,500             947
Lifecell*                              54,500             545
Martek Biosciences*                    13,500             657
                                                 ------------
                                                        2,149
--------------------------------------------------------------------------------
MEDICAL-DRUGS -- 2.3%
First Horizon Pharmaceutical*         110,600           2,213
Kos Pharmaceuticals*                   47,600           1,695
Salix Pharmaceuticals*                 32,000             689
                                                 ------------
                                                        4,597
--------------------------------------------------------------------------------
PHYSICIAN PRACTICE MANAGEMENT -- 2.1%
American Healthways*                  145,300           4,230
                                                 ------------
                                                        4,230
                                                 ------------
TOTAL HEALTH CARE (COST $24,928)                       32,322
                                                 ------------
--------------------------------------------------------------------------------

            PBHG FUNDS

 PBHG EMERGING GROWTH FUND

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
As of September 30, 2004 (UNAUDITED)

                                                      Market
Description                           Shares        Value (000)
--------------------------------------------------------------------------------
NDUSTRIAL -- 6.7%
ELECTRONIC MEASURING INSTRUMENTS -- 1.2%
Cyberoptics*                           37,400    $        577
Molecular Devices*                     77,100           1,817
                                                 ------------
                                                        2,394
--------------------------------------------------------------------------------
ELECTRONICS-MILITARY -- 0.8%
Engineered Support Systems             36,225           1,653
                                                 ------------
                                                        1,653
--------------------------------------------------------------------------------
INDUSTRIAL AUDIO & VIDEO PRODUCTS -- 0.7%
Sonic Solutions*                       81,700           1,333
                                                 ------------
                                                        1,333
--------------------------------------------------------------------------------
INDUSTRIAL AUTOMATION/ROBOTICS -- 1.0%
Cognex                                 76,300           1,999
                                                 ------------
                                                        1,999
--------------------------------------------------------------------------------
INSTRUMENTS-CONTROLS -- 0.7%
Photon Dynamics*                       65,400           1,328
                                                 ------------
                                                        1,328
--------------------------------------------------------------------------------
LASERS-SYSTEMS/COMPONENTS -- 1.5%
Cymer*                                 64,500           1,848
Rofin-Sinar Technologies*              44,000           1,293
                                                 ------------
                                                        3,141
--------------------------------------------------------------------------------
MISCELLANEOUS MANUFACTURING -- 0.8%
Applied Films*                         90,800           1,635
                                                 ------------
                                                        1,635
                                                 ------------
TOTAL INDUSTRIAL (COST $12,825)                        13,483
                                                 ------------
--------------------------------------------------------------------------------
SERVICES -- 12.6%
COMMERCIAL SERVICES -- 0.4%
Icon ADR*                              22,700             747
                                                 ------------
                                                          747
--------------------------------------------------------------------------------
COMMERCIAL SERVICES-FINANCE -- 1.3%
iPayment*                              65,200           2,619
                                                 ------------
                                                        2,619
--------------------------------------------------------------------------------
COMPUTER SERVICES -- 1.4%
Manhattan Associates*                 119,500           2,918
                                                 ------------
                                                        2,918
--------------------------------------------------------------------------------
CONSULTING SERVICES -- 6.6%
Advisory Board*                        45,300           1,522
Charles River Associates*              71,800           2,749
Corporate Executive Board              90,000           5,512
DiamondCluster International*         290,000           3,538
                                                 ------------
                                                       13,321
--------------------------------------------------------------------------------
HUMAN RESOURCES -- 1.2%
Resources Connection*                  65,200           2,463
                                                 ------------
                                                        2,463
--------------------------------------------------------------------------------



                                                      Market
Description                            Shares      Value (000)
--------------------------------------------------------------------------------
SCHOOLS -- 1.7%
Bright Horizons Family Solutions*      62,100    $      3,371
                                                 ------------
                                                        3,371
                                                 ------------
TOTAL SERVICES (COST $20,031)                          25,439
                                                 ------------
--------------------------------------------------------------------------------
TECHNOLOGY -- 37.6%
APPLICATIONS SOFTWARE -- 0.7%
SS&C Technologies                      69,200           1,351
                                                 ------------
                                                        1,351
--------------------------------------------------------------------------------
CIRCUIT BOARDS -- 0.8%
TTM Technologies*                     181,500           1,614
                                                 ------------
                                                        1,614
--------------------------------------------------------------------------------
COMMUNICATIONS SOFTWARE -- 3.9%
Avid Technology*                       89,100           4,176
CallWave*                              27,200             260
Witness Systems*                      220,400           3,542
                                                 ------------
                                                        7,978
--------------------------------------------------------------------------------
COMPUTER AIDED DESIGN -- 1.1%
Ansys*                                 45,100           2,243
                                                 ------------
                                                        2,243
--------------------------------------------------------------------------------
COMPUTER GRAPHICS -- 0.6%
Trident Microsystems*                 110,700           1,115
                                                 ------------
                                                        1,115
--------------------------------------------------------------------------------
COMPUTERS-INTEGRATED SYSTEMS -- 0.4%
Stratasys*                             25,200             795
                                                 ------------
                                                          795
--------------------------------------------------------------------------------
COMPUTERS-PERIPHERAL EQUIPMENT -- 0.6%
Transact Technologies*                 43,000           1,112
                                                 ------------
                                                        1,112
--------------------------------------------------------------------------------
E-MARKETING/INFORMATION -- 1.5%
Digital River*                        103,700           3,088
                                                 ------------
                                                        3,088
--------------------------------------------------------------------------------
E-SERVICES/CONSULTING -- 3.0%
Sapient*                              452,200           3,450
Websense*                              65,300           2,721
                                                 ------------
                                                        6,171
--------------------------------------------------------------------------------
ELECTRONIC COMPONENTS-MISCELLANEOUS-- 1.0%
Benchmark Electronics*                 69,350           2,067
                                                 ------------
                                                        2,067
--------------------------------------------------------------------------------
ELECTRONIC COMPONENTS-SEMICONDUCTORS-- 4.3%
Integrated Silicon Solutions*         268,900           1,955
Microsemi*                            149,300           2,105
Omnivision Technologies*               87,000           1,231
Pixelworks*                            47,500             476
Silicon Laboratories*                  58,900           1,949
Zoran*                                 67,500           1,061
                                                 ------------
                                                        8,777
--------------------------------------------------------------------------------

                                                                      PBHG FUNDS

                                                       PBHG EMERGING GROWTH FUND

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                            As of September 30, 2004 (UNAUDITED)

                                                        Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
LECTRONIC DESIGN AUTOMATION -- 0.6%
Magma Design Automation*               85,800    $      1,294
                                                 ------------
                                                        1,294
--------------------------------------------------------------------------------
ENTERPRISE SOFTWARE/SERVICES -- 1.7%
Hyperion Solutions*                    55,900           1,900
MicroStrategy, Cl A*                   38,000           1,561
                                                 ------------
                                                        3,461
--------------------------------------------------------------------------------
INTERNET APPLICATION SOFTWARE -- 0.8%
eResearch Technology*                 123,750           1,650
                                                 ------------
                                                        1,650
--------------------------------------------------------------------------------
INTERNET CONTENT-INFORMATION/NETWORKS-- 1.1%
Jupitermedia*                         121,100           2,156
                                                 ------------
                                                        2,156
--------------------------------------------------------------------------------
INTERNET INFRASTRUCTURE SOFTWARE -- 2.1%
F5 Networks*                          136,450           4,156
                                                 ------------
                                                        4,156
--------------------------------------------------------------------------------
NETWORKING PRODUCTS -- 1.4%
Aeroflex*                             194,500           2,056
Foundry Networks*                      80,000             759
                                                 ------------
                                                        2,815
--------------------------------------------------------------------------------
SEMICONDUCTOR COMPONENTS-INTEGRATED CIRCUITS-- 2.3%
O2Micro International*                171,500           1,842
Power Integrations*                    98,800           2,019
Standard Microsystems*                 46,400             812
                                                 ------------
                                                        4,673
--------------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT -- 4.2%
Formfactor*                            90,600           1,755
Helix Technology                      105,000           1,427
Mattson Technology*                    99,900             768
Ultratech*                            136,000           2,131
Varian Semiconductor Equipment
   Associates*                         79,600           2,460
                                                 ------------
                                                        8,541
--------------------------------------------------------------------------------
SOFTWARE TOOLS -- 2.6%
Altiris*                              165,100           5,225
                                                 ------------
                                                        5,225
--------------------------------------------------------------------------------
TELECOMMUNICATIONS EQUIPMENT -- 1.2%
Adtran                                 72,500           1,644
Ditech Communications*                 34,200             766
                                                 ------------
                                                        2,410
--------------------------------------------------------------------------------
WEB HOSTING/DESIGN -- 1.2%
Macromedia*                           124,800           2,506
                                                 ------------
                                                        2,506
--------------------------------------------------------------------------------
WIRELESS EQUIPMENT -- 0.5%
Novatel Wireless*                      41,800             982
                                                 ------------
                                                          982
                                                 ------------

TOTAL TECHNOLOGY (COST $65,527)                        76,180
                                                 ------------
TOTAL COMMON STOCK (COST $153,120)                    198,715
                                                 ------------
--------------------------------------------------------------------------------

                                        Face           Market
Description                         Amount (000)     Value (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 1.9%
Deutsche Bank
   1.82%, dated 09/30/04, to be
   repurchased on 10/01/04, repurchase
   price $3,804,088 (collateralized by U.S.
   Government Agency Obligations, par
   value $3,580,000, 5.125%, 10/15/08;
   total market value $3,883,368)(A)   $3,804    $      3,804
                                                 ------------
TOTAL REPURCHASE AGREEMENT (COST $3,804)                3,804
                                                 ------------
TOTAL INVESTMENTS-- 100.0% (COST $156,924)            202,519
                                                 ------------
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 0.0%
Receivable for Investment Securities Sold               4,453
Payable for Administration Fees                           (25)
Payable for Investment Advisory Fees                     (141)
Payable for Investment Securities Purchased            (4,168)
Other Assets and Liabilities, Net                        (100)
                                                 ------------
TOTAL OTHER ASSETS AND LIABILITIES                         19
                                                 ------------
NET ASSETS-- 100.0%                                $  202,538
                                                 ------------
--------------------------------------------------------------------------------
NET ASSETS:
Paid-in-capital ($0.001 par value)                $   498,888
Accumulated net investment loss                        (1,644)
Accumulated net realized loss on investments         (340,301)
Unrealized appreciation on investments                 45,595
                                                 ------------
NET ASSETS-- 100.0%                                $  202,538
                                                 ------------
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- PBHG CLASS
   ($202,446,438/18,239,547 SHARES)                    $11.10
                                                 ------------
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE -- CLASS A
   ($45,962/4,156 SHARES)                              $11.06
                                                 ------------
MAXIMUM OFFERING
   PRICE PER SHARE -- CLASS A
   ($11.06/94.25%)                                     $11.73
                                                 ------------
NET ASSET VALUE AND OFFERING
   PRICE PER SHARE -- CLASS C+
   ($45,618/4,156 SHARES)                              $10.98
                                                 ------------

* Non-income producing security.
+ Class C shares have a contingent deferred sales charge. For a description of a possible sales charge, please see the Fund's prospectus.
(A) -- Tri-party repurchase agreement
ADR -- American Depositary Receipt
Cl -- Class
Cost figures are shown with "000's" omitted.

The accompanying notes are an integral part of the financial statements.

            PBHG FUNDS

 PBHG GROWTH FUND

PBHG GROWTH FUND (UNAUDITED)


          INVESTMENT FOCUS 8
                STYLE


    VALUE       BLEND     GROWTH                   M
|-----------|-----------|----------|               A
|           |           |          |               R
|           |           |          |               K
|           |           |          |  Large        E
|           |           |          |               T
|           |           |          |
|-----------|-----------|----------|               C
|           |           |          |               A
|           |           |          |               P
|           |           |     X    |  Medium       I
|           |           |          |               T
|           |           |          |               A
|-----------|-----------|----------|               L
|           |           |          |               I
|           |           |          |               Z
|           |           |          |  Small        A
|           |           |          |               T
|           |           |          |               I
|-----------|-----------|----------|               O
                                                   N

Source: Liberty Ridge Capital, Inc.



                    AVERAGE ANNUAL TOTAL RETURN 1 AS OF SEPTEMBER 30, 2004
--------------------------------------------------------------------------------------------
                                        One    Annualized  Annualized Annualized Annualized
                                6       Year      3 Year     5 Year    10 Year   Inception
                           Months 2    Return     Return     Return    Return     to Date
--------------------------------------------------------------------------------------------
  PBHG Class 3             (8.94)%     0.12%    (1.75)%   (7.41)%     3.01%      10.57%
--------------------------------------------------------------------------------------------
   Advisor Class 4          (9.12)%    (0.18)%   (2.02)%   (7.63)%     2.76%      10.30%
-------------------------------------------------------------------------------------------
   Class A with load 5     (14.30)%    (5.88)%   (3.98)%   (8.86)%     2.00%       9.86%
--------------------------------------------------------------------------------------------
   Class A without load 5   (9.06)%    (0.12)%   (2.07)%   (7.77)%     2.61%      10.21%
--------------------------------------------------------------------------------------------
   Class C with load 5     (10.28)%    (1.83)%   (2.80)%   (8.46)%     1.84%       9.38%
--------------------------------------------------------------------------------------------
   Class C without load 5   (9.37)%    (0.84)%   (2.80)%   (8.46)%     1.84%       9.38%
--------------------------------------------------------------------------------------------

     THE PERFORMANCE DATA SHOWN REPRESENTS PAST PERFORMANCE, WHICH IS NOT A GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL
 FLUCTUATE SO THAT INVESTORS' SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN
   THEIR ORIGINAL COST. FUNDS THAT INVEST IN SMALLER CAPITALIZATION COMPANIES INVOLVE GREATER RISK AND PRICE VOLATILITY THAN FUNDS THAT INVEST IN LARGER, MORE
 ESTABLISHED COMPANIES. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END,
     WHICH MAY BE LOWER OR HIGHER THAN THAT SHOWN, IS AVAILABLE BY CALLING
                 1.800.433.0051 OR ONLINE AT WWW.PBHGFUNDS.COM.


      COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE PBHG GROWTH FUND - PBHG CLASS VERSUS THE RUSSELL MIDCAP(R) GROWTH INDEX, THE RUSSELL
        2000(R) GROWTH INDEX AND THE LIPPER MID-CAP GROWTH FUNDS AVERAGE

                    [LINE CHART OMITTED, PLOT POINTS FOLLOWS]


                                                   RUSSELL MIDCAP           RUSSELL 2000     LIPPER MID-CAP GROWTH
                    PBHG GROWTH FUND-PBHG CLASS     GROWTH INDEX(6)         GROWTH INDEX(6)     FUNDS AVERAGE 7
12/31/85                      10000                     10000                   10000                 10000
1/31/86                       10250                     10192                   10228                 10216
2/28/86                       11080                     11091                   10983                 10983
3/31/86                       11510                     11757                   11482                 11558
4/30/86                       11640                     11885                   11763                 11663
5/31/86                       12580                     12631                   12194                 12413
6/30/86                       12680                     12827                   12233                 12596
7/31/86                       11700                     11806                   10918                 11518
8/31/86                       12380                     12342                   11153                 12026
9/30/86                       11240                     11319                   10245                 11095
10/31/86                      12193                     12002                   10766                 11692
11/30/86                      12676                     12115                   10718                 11858
12/31/86                      12394                     11755                   10358                 11582
1/31/87                       14728                     13388                   11691                 13082
2/28/87                       16509                     14385                   12823                 14240
3/31/87                       16871                     14580                   13175                 14432
4/30/87                       16911                     14200                   12767                 14231
5/31/87                       17046                     14292                   12677                 14305
6/30/87                       16508                     14877                   12991                 14478
7/31/87                       16604                     15554                   13302                 14987
8/31/87                       17548                     16196                   13687                 15584
9/30/87                       17524                     15838                   13413                 15321
10/31/87                      12898                     11487                    8994                 11278
11/30/87                      11840                     10688                    8399                 10474
12/31/87                      13832                     12079                    9273                 11771
1/31/88                       13566                     12202                    9454                 11862
2/29/88                       14814                     13203                   10334                 12752
3/31/88                       14660                     13262                   10888                 12893
4/30/88                       15011                     13337                   11151                 13167
5/31/88                       14576                     13101                   10783                 12965
6/30/88                       15684                     14091                   11579                 13901
7/31/88                       14969                     13558                   11363                 13509
8/31/88                       14099                     13041                   10950                 13035
9/30/88                       14744                     13557                   11260                 13564
10/31/88                      14449                     13475                   11073                 13434
11/30/88                      14119                     13151                   10642                 13109
12/31/88                      14780                     13640                   11162                 13686
1/31/89                       15792                     14444                   11638                 14540
2/28/89                       15553                     14326                   11667                 14496
3/31/89                       15244                     14501                   11991                 14847
4/30/89                       16467                     15327                   12588                 15751
5/31/89                       18020                     16142                   13191                 16591
6/30/89                       17004                     15925                   12767                 16187
7/31/89                       18401                     17173                   13365                 17393
8/31/89                       19177                     17838                   13749                 17960
9/30/89                       19896                     17831                   13907                 18117
10/31/89                      18852                     17088                   13146                 17303
11/30/89                      18698                     17492                   13263                 17497
12/31/89                      19109                     17935                   13413                 17732
1/31/90                       17501                     16273                   12029                 16269
2/28/90                       18537                     16607                   12485                 16714
3/31/90                       19377                     17303                   13057                 17350
4/30/90                       18948                     16825                   12669                 16959
5/31/90                       21627                     18555                   13799                 18765
6/30/90                       21823                     18784                   13881                 18867
7/31/90                       20716                     18185                   13250                 18306
8/31/90                       17984                     16071                   11332                 16243
9/30/90                       15483                     14982                   10259                 14999
10/31/90                      14787                     14702                    9683                 14518
11/30/90                      16614                     16275                   10574                 15736
12/31/90                      17266                     17014                   11078                 16488
1/31/91                       19518                     18290                   12118                 17782
2/28/91                       20782                     19901                   13510                 19180
3/31/91                       22659                     20940                   14462                 20240
4/30/91                       22284                     20754                   14290                 20040
5/31/91                       23271                     21803                   14980                 21122
6/30/91                       20664                     20615                   13961                 19874
7/31/91                       22323                     21655                   14593                 21203
8/31/91                       23449                     22332                   15238                 22111
9/30/91                       23074                     22306                   15467                 22100
10/31/91                      23745                     22806                   16126                 22834
11/30/91                      22724                     22054                   15285                 21984
12/31/91                      26179                     25015                   16748                 24868
1/31/92                       27174                     25238                   18064                 25381
2/29/92                       27447                     25293                   18257                 25805
3/31/92                       25782                     24254                   17207                 24638
4/30/92                       24862                     23789                   16208                 23788
5/31/92                       24688                     23836                   16171                 23838
6/30/92                       23544                     23127                   15140                 22863
7/31/92                       23420                     24158                   15615                 23707
8/31/92                       22649                     23841                   15014                 23162
9/30/92                       23644                     24364                   15433                 23694
10/31/92                      25061                     25097                   16068                 24680
11/30/92                      28298                     26683                   17568                 26514
12/31/92                      33612                     27194                   18050                 27333
1/31/93                       33003                     27515                   18274                 27866
2/28/93                       30891                     26668                   17281                 26760
3/31/93                       34668                     27440                   17726                 27761
4/30/93                       33868                     26313                   17164                 26817
5/31/93                       37613                     27555                   18193                 28402
6/30/93                       39822                     27442                   18236                 28640
7/31/93                       40302                     27355                   18418                 28766
8/31/93                       43375                     28945                   19300                 30325
9/30/93                       47344                     29292                   19938                 31365
10/31/93                      48145                     29764                   20514                 31654
11/30/93                      46320                     29071                   19684                 30625
12/31/93                      49312                     30238                   20461                 31918
1/31/94                       51258                     31016                   21006                 32763
2/28/94                       51777                     30749                   20913                 32511
3/31/94                       47592                     29300                   19629                 30736
4/30/94                       47884                     29228                   19659                 30714
5/31/94                       45192                     29271                   19218                 30263
6/30/94                       41591                     28012                   18397                 28892
7/31/94                       42888                     28788                   18659                 29663
8/31/94                       47657                     30505                   20028                 31627
9/30/94                       49052                     30002                   20112                 31501
10/31/94                      50577                     30520                   20326                 32181
11/30/94                      49571                     29174                   19504                 30913
12/31/94                      51654                     29583                   19964                 31491
1/31/95                       49122                     29939                   19557                 31261
2/28/95                       51849                     31532                   20461                 32665
3/31/95                       54219                     32782                   21058                 33789
4/30/95                       53667                     33057                   21375                 34066
5/31/95                       54089                     33872                   21655                 34638
6/30/95                       59998                     35414                   23147                 37018
7/31/95                       67238                     37642                   24951                 39835
8/31/95                       67141                     38055                   25259                 40400
9/30/95                       70712                     38902                   25779                 41536
10/31/95                      72660                     37919                   24511                 40668
11/30/95                      75550                     39613                   25593                 42099
12/31/95                      77660                     39635                   26160                 42305
1/31/96                       74186                     40335                   25944                 42483
2/29/96                       79673                     41860                   27127                 44123
3/31/96                       82140                     42190                   27663                 44882
4/30/96                       89056                     44228                   29787                 47813
5/31/96                       93114                     45132                   31314                 49577
6/30/96                       89348                     43768                   29279                 47871
7/31/96                       80128                     40370                   25705                 43520
8/31/96                       84218                     42552                   27608                 46148
9/30/96                       91621                     45255                   29030                 49277
10/31/96                      85192                     44724                   27777                 48193
11/30/96                      87465                     47359                   28550                 49986
12/31/96                      85290                     46562                   29107                 49541
1/31/97                       85225                     48622                   29834                 51468
2/28/97                       76102                     47551                   28032                 48988
3/31/97                       68375                     44864                   26054                 45906
4/30/97                       68667                     45963                   25752                 46434
5/31/97                       77141                     50082                   29623                 51259
6/30/97                       80420                     51467                   30627                 53253
7/31/97                       85972                     56394                   32197                 57587
8/31/97                       84153                     55844                   33163                 57242
9/30/97                       90192                     58670                   35809                 61312
10/31/97                      85160                     55732                   33659                 58375
11/30/97                      82465                     56318                   32856                 58083
12/31/97                      82433                     57057                   32875                 58815
1/31/98                       80290                     56030                   32436                 57921
2/28/98                       87757                     61298                   35300                 63169
3/31/98                       91653                     63867                   36781                 66327
4/30/98                       92010                     64735                   37006                 67003
5/31/98                       83569                     62072                   34318                 63586
6/30/98                       88212                     63828                   34668                 66416
7/31/98                       80095                     61094                   31774                 63075
8/31/98                       60388                     49433                   24439                 50410
9/30/98                       65063                     53173                   26917                 54019
10/31/98                      66524                     57088                   28321                 56715
11/30/98                      72530                     60938                   30518                 60736
12/31/98                      82920                     67249                   33279                 67896
1/31/99                       84705                     69265                   34776                 69960
2/28/99                       76167                     65878                   31595                 65273
3/31/99                       79576                     69547                   32720                 69470
4/30/99                       76102                     72716                   35610                 72492
5/31/99                       78764                     71781                   35666                 72478
6/30/99                       88764                     76792                   37545                 77776
7/31/99                       87530                     74347                   36384                 76617
8/31/99                       89803                     73574                   35023                 75996
9/30/99                       96978                     72948                   35699                 76741
10/31/99                     105776                     78589                   36613                 83087
11/30/99                     122561                     86727                   40485                 92086
12/31/99                     159576                    101744                   47620                108293
1/31/2000                    159543                    101724                   47177                106517
2/29/2000                    216428                    123109                   58153                130845
3/31/2000                    197803                    123236                   52040                127561
4/30/2000                    166851                    111273                   46785                116144
5/31/2000                    151392                    103163                   42689                107596
6/30/2000                    180997                    114109                   48203                120744
7/31/2000                    168367                    106884                   44072                117327
8/31/2000                    198511                    123003                   48708                132298
9/30/2000                    182277                    116989                   46288                128329
10/31/2000                   166582                    108983                   42531                120078
11/30/2000                   120137                     85300                   34809                 99304
12/31/2000                   122895                     89791                   36939                105978
1/31/2001                    129968                     94920                   39929                108405
2/28/2001                    101003                     78502                   34455                 93672
3/31/2001                     85908                     67267                   31322                 83312
4/30/2001                    101833                     78479                   35157                 93951
5/31/2001                    100212                     78111                   35972                 94101
6/30/2001                    101319                     78152                   36952                 93584
7/31/2001                     92033                     72881                   33800                 88587
8/31/2001                     81600                     67599                   31689                 82421
9/30/2001                     69588                     56427                   26576                 70569
10/31/2001                    73342                     62359                   29133                 75135
11/30/2001                    78479                     69072                   31565                 81423
12/31/2001                    80454                     71697                   33530                 84583
1/31/2002                     76266                     69369                   32337                 81910
2/28/2002                     70101                     65437                   30244                 77724
3/31/2002                     74843                     70431                   32873                 82706
4/30/2002                     74883                     66702                   32161                 79779
5/31/2002                     71800                     64712                   30281                 77297
6/30/2002                     65952                     57570                   27713                 70457
7/31/2002                     60025                     51977                   23454                 63200
8/31/2002                     59037                     51796                   23443                 62580
9/30/2002                     56271                     47681                   21750                 58419
10/31/2002                    57891                     51374                   22850                 61597
11/30/2002                    59590                     55395                   25115                 65071
12/31/2002                    56034                     52048                   23383                 61049
1/31/2003                     55362                     51537                   22748                 60213
2/28/2003                     54295                     51089                   22141                 59322
3/31/2003                     54927                     52041                   22476                 60129
4/30/2003                     58207                     55584                   24603                 64247
5/31/2003                     62317                     60932                   27376                 69657
6/30/2003                     62198                     61801                   27904                 70744
7/31/2003                     64055                     64010                   30013                 73333
8/31/2003                     68046                     67535                   31625                 77080
9/30/2003                     65913                     66225                   30824                 74652
10/31/2003                    71959                     71563                   33487                 80602
11/30/2003                    72828                     73477                   34579                 82464
12/31/2003                    70378                     74279                   34734                 82860
1/31/2004                     72670                     76732                   36558                 85122
2/29/2004                     72986                     78019                   36502                 86186
3/31/2004                     72472                     77870                   36673                 86177
4/30/2004                     69074                     75672                   34832                 82963
5/31/2004                     71484                     77458                   35524                 84746
6/30/2004                     72512                     78690                   36707                 86704
7/31/2004                     65004                     73479                   33412                 80470
8/31/2004                     63463                     72573                   32692                 78917
9/30/2004                    $65992                    $75283                  $34500                $82429

1 The PBHG Growth Fund's total return is based on net change in NAV, assuming reinvestment of distributions. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. For performance information regarding other share classes please consult your financial advisor. Investors considering the PBHG Growth Fund should have a long-term investment horizon. This information should be preceded or accompanied by a prospectus. The prospectus contains important information, including information about the fund's investment objective, risks, charges and expenses and should be read carefully and considered before investing. Michael S. Sutton, CFA and Peter J. Niedland, CFA began managing the Fund on November 13, 2003. Effective May 3, 2004, James M. Smith, CFA, joined Mr. Sutton and Mr. Niedland as co-manager of the Growth Fund.
2 The six month return has not been annualized.
3 The PBHG Growth Fund-PBHG Class commenced operations on December 19, 1985.
4 The performance shown for the Advisor Class prior to its inception on August
  16, 1996, is based on the historical performance of the PBHG Class shares adjusted to reflect the 0.25% service (12b-1) fee applicable to the Advisor Class shares as noted below. The Fund's Advisor Class shares and PBHG Class shares would have similar returns because both classes are invested in the same portfolio of securities. Therefore, the performance of the two share classes will differ only to the extent they have different expenses. The average annual total return of the Advisor Class from its inception date to September 30, 2004 was (2.95)%. Advisor Class shares are only available to certain eligible investors. Please see the appropriate prospectus and statement of additional information for a more complete explanation.
5 The PBHG Growth Fund-Class A and C shares commenced operations on September
  30, 2003. The returns shown for Class A and C shares prior to their inception date are based on the historical performance of the Fund's PBHG Class shares adjusted to reflect applicable sales charges and the higher service and distribution fees (12b-1) applicable to the Class A and C shares as noted below. Performance without load assumes that no front-end or contingent deferred sales charge applied or the investment was not redeemed. Performance with load assumes that a front-end or contingent deferred sales charge applied to the extent applicable. The Fund offers Class A, Class C, PBHG Class and Advisor Class shares. Class A shares have a current maximum up-front sales charge of 5.75% and are subject to an annual service fee of 0.25%. Class C shares are subject to an aggregate annual distribution and service fee of 1.00% and will be subject to a contingent deferred sales charge of 1.00% if redeemed within the first 12 months. The average annual total returns of the Class A and Class C, with loads, from their inception date to September 30, 2004 were (5.88)% and (1.83)%, respectively. The average annual total returns of the Class A and Class C, without loads, from their inception date to September 30, 2004 were (0.12)% and (0.84)%, respectively.
6 For more information on the Russell Midcap(R) Growth Index and the Russell
  2000(R) Growth Index please see the PBHG Funds Disclosure Notes on page 111.
7 The chart assumes $10,000 invested in the Lipper Mid-Cap Growth Funds Average at December 31, 1985. For more information on the Lipper Mid-Cap Growth Funds Average please see the PBHG Funds Disclosure Notes on page 111.
8 For more information on the Investment Focus and Top Ten Holdings please see the PBHG Funds Disclosure Notes on page 112.

SECTOR WEIGHTINGS AT SEPTEMBER 30, 2004

[PIE CHART OMITTED, PLOT POINTS FOLLOWS]

CASH                            2%
CONSUMER CYCLICAL              25%
FINANCIAL                       3%
HEALTH CARE                    18%
INDUSTRIAL                     10%
SERVICES                       11%
TECHNOLOGY                     31%

% of Total Portfolio Investments


TOP TEN COMMON STOCK HOLDINGS AT SEPTEMBER 30, 2004 8
Corporate Executive Board                         3.6%
Zebra Technologies, Cl A                          3.4%
Cognizant Technology Solutions                    2.8%
Symantec                                          2.7%
Apollo Group, Cl A                                2.6%
Coach                                             2.4%
Cognos                                            2.4%
Harman International Industries                   2.1%
Avid Technology                                   1.9%
Celgene                                           1.8%
------------------------------------------------------
Combined Top Ten Common Stock Holdings as a %
of  Total Portfolio Investments in Common Stock  25.7%

                                                                      PBHG FUNDS

                                                                PBHG GROWTH FUND

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                            As of September 30, 2004 (UNAUDITED)

                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
COMMON STOCK -- 98.2%
CONSUMER CYCLICAL -- 25.2%
APPAREL MANUFACTURERS -- 3.6%
Coach*                                448,800    $     19,038
Polo Ralph Lauren                     265,700           9,664
                                                 ------------
                                                       28,702
--------------------------------------------------------------------------------
AUDIO/VIDEO PRODUCTS -- 2.0%
Harman International Industries       152,100          16,389
                                                 ------------
                                                       16,389
--------------------------------------------------------------------------------
CASINO HOTELS -- 1.1%
Station Casinos                       181,000           8,876
                                                 ------------
                                                        8,876
--------------------------------------------------------------------------------
CASINO SERVICES -- 0.3%
International Game Technology          75,900           2,729
                                                 ------------
                                                        2,729
--------------------------------------------------------------------------------
CRUISE LINES -- 1.4%
Royal Caribbean Cruises               252,100          10,991
                                                 ------------
                                                       10,991
--------------------------------------------------------------------------------
DISTRIBUTION/WHOLESALE -- 2.5%
CDW                                   198,500          11,519
Fastenal                              148,100           8,530
                                                 ------------
                                                       20,049
--------------------------------------------------------------------------------
ENTERTAINMENT SOFTWARE -- 0.3%
Electronic Arts*                       49,000           2,253
                                                 ------------
                                                        2,253
--------------------------------------------------------------------------------
HOTELS & MOTELS -- 0.2%
Starwood Hotels & Resorts Worldwide    29,600           1,374
                                                 ------------
                                                        1,374
--------------------------------------------------------------------------------
RADIO -- 0.2%
XM Satellite Radio Holdings*           41,000           1,272
                                                 ------------
                                                        1,272
--------------------------------------------------------------------------------
RETAIL-APPAREL/SHOE -- 3.0%
American Eagle Outfitters*            216,300           7,971
AnnTaylor Stores*                     117,500           2,749
Chico's FAS*                          117,600           4,022
Nordstrom                             108,000           4,130
Pacific Sunwear of California         234,950           4,946
                                                 ------------
                                                       23,818
--------------------------------------------------------------------------------
RETAIL-AUTO PARTS -- 1.2%
O'Reilly Automotive*                  254,000           9,726
                                                 ------------
                                                        9,726
--------------------------------------------------------------------------------
RETAIL-CATALOG SHOPPING -- 0.5%
MSC Industrial Direct                 117,600           4,008
                                                 ------------
                                                        4,008
--------------------------------------------------------------------------------
RETAIL-GARDENING PRODUCTS -- 1.2%
Tractor Supply*                       315,700           9,926
                                                 ------------
                                                        9,926
--------------------------------------------------------------------------------


                                                     Market
Description                           Shares       Value (000)
--------------------------------------------------------------------------------
RETAIL-MAIL ORDER -- 1.7%
Williams-Sonoma*                      352,700    $     13,244
                                                 ------------
                                                       13,244
--------------------------------------------------------------------------------
RETAIL-OFFICE SUPPLIES -- 1.0%
Staples                               263,900           7,869
                                                 ------------
                                                        7,869
--------------------------------------------------------------------------------
RETAIL-PET FOOD & SUPPLIES -- 2.5%
Petco Animal Supplies*                298,900           9,762
Petsmart                              352,600          10,010
                                                 ------------
                                                       19,772
--------------------------------------------------------------------------------
RETAIL-RESTAURANTS -- 1.9%
Applebees International                94,050           2,377
Cheesecake Factory*                    61,100           2,652
PF Chang's China Bistro*              141,100           6,842
Sonic*                                141,000           3,614
                                                 ------------
                                                       15,485
--------------------------------------------------------------------------------
TELEVISION -- 0.6%
Univision Communications*             163,400           5,165
                                                 ------------
                                                        5,165
                                                 ------------
TOTAL CONSUMER CYCLICAL (COST $165,509)               201,648
                                                 ------------
--------------------------------------------------------------------------------
CONSUMER NON-CYCLICAL -- 0.4%
CONSUMER PRODUCTS-MISCELLANEOUS -- 0.4%
Fossil*                               107,500           3,326
                                                 ------------
                                                        3,326
                                                 ------------
TOTAL CONSUMER NON-CYCLICAL (COST $3,098)               3,326
                                                 ------------
--------------------------------------------------------------------------------
FINANCIAL -- 2.5%
FIDUCIARY BANKS -- 0.8%
Investors Financial Services          148,100           6,684
                                                 ------------
                                                        6,684
--------------------------------------------------------------------------------
FINANCE-OTHER SERVICES -- 1.7%
Chicago Mercantile Exchange Holdings   82,300          13,275
                                                 ------------
                                                       13,275
                                                 ------------
TOTAL FINANCIAL (COST $16,905)                         19,959
                                                 ------------
--------------------------------------------------------------------------------
HEALTH CARE -- 18.3%
DENTAL SUPPLIES & EQUIPMENT -- 1.7%
Dentsply International                263,700          13,697
                                                 ------------
                                                       13,697
-------------------------------------------------------------------------------
DIAGNOSTIC EQUIPMENT -- 0.7%
Gen-Probe*                            130,500           5,203
                                                 ------------
                                                        5,203
--------------------------------------------------------------------------------
DIAGNOSTIC KITS -- 0.4%
Dade Behring Holdings*                 61,100           3,404
                                                 ------------
                                                        3,404
--------------------------------------------------------------------------------
HOSPITAL BEDS/EQUIPMENT -- 0.7%
Kinetic Concepts*                     103,500           5,439
                                                 ------------
                                                        5,439
--------------------------------------------------------------------------------

                                       11

PAGE>

 PBHG FUNDS

 PBHG GROWTH FUND

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
As of September 30, 2004 (UNAUDITED)

                                                    Market
Description                           Shares      Value (000)
--------------------------------------------------------------------------------
MEDICAL IMAGING SYSTEMS -- 0.4%
Given Imaging Limited*                 80,984    $      3,114
                                                 ------------
                                                        3,114
--------------------------------------------------------------------------------
MEDICAL INSTRUMENTS -- 2.3%
St. Jude Medical*                     113,800           8,566
Techne*                               263,400          10,057
                                                 ------------
                                                       18,623
--------------------------------------------------------------------------------
MEDICAL LABS & TESTING SERVICES -- 0.5%
Covance*                               94,100           3,761
                                                 ------------
                                                        3,761
--------------------------------------------------------------------------------
MEDICAL PRODUCTS -- 2.4%
Henry Schein*                         159,900           9,963
Varian Medical Systems*               274,200           9,479
                                                 ------------
                                                       19,442
--------------------------------------------------------------------------------
MEDICAL-BIOMEDICAL/GENETIC -- 2.9%
Affymetrix*                            94,000           2,887
Celgene*                              248,400          14,464
Invitrogen*                           105,800           5,818
                                                 ------------
                                                       23,169
--------------------------------------------------------------------------------
MEDICAL-GENERIC DRUGS -- 0.3%
Eon Labs*                             105,200           2,283
                                                 ------------
                                                        2,283
--------------------------------------------------------------------------------
MEDICAL-OUTPATIENT/HOME MEDICAL -- 0.7%
Select Medical                        423,000           5,681
                                                 ------------
                                                        5,681
--------------------------------------------------------------------------------
PHARMACY SERVICES -- 1.1%
Caremark Rx*                          167,100           5,359
Omnicare                              110,500           3,134
                                                 ------------
                                                        8,493
--------------------------------------------------------------------------------
RESPIRATORY PRODUCTS -- 2.2%
Resmed*                               235,000          11,188
Respironics*                          120,000           6,413
                                                 ------------
                                                       17,601
--------------------------------------------------------------------------------
THERAPEUTICS -- 1.2%
ImClone Systems*                      115,600           6,109
Medicines*                            136,400           3,293
                                                 ------------
                                                        9,402
--------------------------------------------------------------------------------
VETERINARY DIAGNOSTICS -- 0.8%
VCA Antech*                           329,000           6,787
                                                 ------------
                                                        6,787
                                                 ------------
TOTAL HEALTH CARE (COST $118,608)                     146,099
                                                 ------------
--------------------------------------------------------------------------------
INDUSTRIAL -- 9.6%
AEROSPACE/DEFENSE -- 0.5%
Armor Holdings*                       103,400           4,302
                                                 ------------
                                                        4,302
--------------------------------------------------------------------------------
ELECTRONIC MEASURING INSTRUMENTS -- 0.4%
Trimble Navigation*                   110,500           3,492
                                                 ------------
                                                        3,492
--------------------------------------------------------------------------------


                                                    Market
Description                           Shares      Value (000)
--------------------------------------------------------------------------------
ELECTRONICS-MILITARY -- 0.2%
L-3 Communications Holdings            21,200    $      1,420
                                                 ------------
                                                        1,420
--------------------------------------------------------------------------------
HAZARDOUS WASTE DISPOSAL -- 1.2%
Stericycle*                           211,500           9,708
                                                 ------------
                                                        9,708
--------------------------------------------------------------------------------
IDENTIFICATION SYSTEMS/DEVELOPMENT-- 0.3%
Symbol Technologies                   168,200           2,126
                                                 ------------
                                                        2,126
--------------------------------------------------------------------------------
INDUSTRIAL AUTOMATION/ROBOTICS -- 1.5%
Cognex                                446,600          11,701
                                                 ------------
\                                                      11,701
--------------------------------------------------------------------------------
INSTRUMENTS-SCIENTIFIC -- 0.8%
Fisher Scientific International*      111,400           6,498
                                                 ------------
                                                        6,498
--------------------------------------------------------------------------------
MACHINERY-PRINT TRADE -- 3.4%
Zebra Technologies, Cl A*             441,250          26,921
                                                 ------------
                                                       26,921
--------------------------------------------------------------------------------
METAL PROCESSORS & FABRICATORS -- 1.3%
Precision Castparts                   178,700          10,731
                                                 ------------
                                                       10,731
                                                 ------------
TOTAL INDUSTRIAL (COST $58,666)                        76,899
                                                 ------------
--------------------------------------------------------------------------------
SERVICES -- 10.5%
ADVERTISING SERVICES -- 1.0%
Getty Images*                         141,100           7,803
                                                 ------------
                                                        7,803
--------------------------------------------------------------------------------
COMPUTER SERVICES -- 3.4%
CACI International, Cl A*             107,300           5,663
Cognizant Technology Solutions*       716,200          21,851
                                                 ------------
                                                       27,514
--------------------------------------------------------------------------------
CONSULTING SERVICES -- 3.6%
Corporate Executive Board             464,950          28,474
                                                 ------------
                                                       28,474
--------------------------------------------------------------------------------
SCHOOLS -- 2.5%
Apollo Group, Cl A*                   275,969          20,248
                                                 ------------
                                                       20,248
                                                 ------------
TOTAL SERVICES (COST $48,506)                          84,039
                                                 ------------
--------------------------------------------------------------------------------
TECHNOLOGY -- 31.2%
APPLICATIONS SOFTWARE -- 1.3%
Infosys Technologies-ADR               49,400           2,796
Intuit*                               164,700           7,477
                                                 ------------
                                                       10,273
--------------------------------------------------------------------------------
CELLULAR TELECOMMUNICATIONS -- 1.1%
Nextel Partners, Cl A*                539,700           8,948
                                                 ------------
                                                        8,948
--------------------------------------------------------------------------------

                                                                      PBHG FUNDS

                                                                PBHG GROWTH FUND

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                            As of September 30, 2004 (UNAUDITED)

                                                    Market
Description                           Shares      Value (000)
--------------------------------------------------------------------------------
COMMUNICATIONS SOFTWARE -- 1.9%
Avid Technology*                      319,800    $     14,989
                                                 ------------
                                                       14,989
--------------------------------------------------------------------------------
COMPUTER AIDED DESIGN -- 1.6%
Autodesk                              263,300          12,804
                                                 ------------
                                                       12,804
--------------------------------------------------------------------------------
COMPUTERS-MEMORY DEVICES -- 1.2%
Network Appliance*                    398,000           9,154
                                                 ------------
                                                        9,154
--------------------------------------------------------------------------------
DECISION SUPPORT SOFTWARE -- 2.3%
Cognos*                               520,000          18,470
                                                 ------------
                                                       18,470
--------------------------------------------------------------------------------
ELECTRONIC COMPONENTS-MISCELLANEOUS-- 1.7%
Jabil Circuit*                        443,500          10,201
Vishay Intertechnology*               235,000           3,032
                                                 ------------
                                                       13,233
--------------------------------------------------------------------------------
ELECTRONIC COMPONENTS-SEMICONDUCTORS-- 2.8%
Broadcom, Cl A*                       373,900          10,204
Microchip Technology                   91,000           2,442
Omnivision Technologies*              125,900           1,782
Silicon Laboratories*                 249,200           8,246
                                                 ------------
                                                       22,674
--------------------------------------------------------------------------------
INTERNET CONTENT-ENTERTAINMENT -- 0.3%
Shanda Interactive Entertainment-ADR*  94,000           2,256
                                                 ------------
                                                        2,256
--------------------------------------------------------------------------------
INTERNET CONTENT-INFORMATION/NETWORKS-- 1.9%
Ask Jeeves*                           352,700          11,537
Infospace*                             70,500           3,341
                                                 ------------
                                                       14,878
--------------------------------------------------------------------------------
INTERNET SECURITY -- 3.7%
McAfee*                               423,200           8,506
Symantec*                             380,500          20,882
                                                 ------------
                                                       29,388
--------------------------------------------------------------------------------
NETWORKING PRODUCTS -- 2.6%
Foundry Networks*                     269,400           2,557
Juniper Networks*                     585,300          13,813
Polycom*                              235,100           4,660
                                                 ------------
                                                       21,030
--------------------------------------------------------------------------------
SEMICONDUCTOR COMPONENTS-INTEGRATED CIRCUITS-- 3.6%
Cypress Semiconductor*                423,000           3,739
Emulex*                               375,900           4,330
Linear Technology                     227,700           8,252
Marvell Technology Group*             470,300          12,289
                                                 ------------
                                                       28,610

                                    Shares/Face      Market
Description                        Amount (000)   Value (000)
--------------------------------------------------------------------------------

SEMICONDUCTOR EQUIPMENT -- 2.8%
Lam Research*                         542,500    $     11,870
Varian Semiconductor Equipment
 Associates*                          350,000          10,815
                                                 ------------
                                                       22,685
--------------------------------------------------------------------------------
TELECOMMUNICATIONS EQUIPMENT -- 2.4%
Adtran                                329,500           7,473
Harris                                105,800           5,812
Plantronics*                           88,800           3,840
Tekelec*                              141,000           2,352
                                                 ------------
                                                       19,477
                                                 ------------
TOTAL TECHNOLOGY (COST $205,858)                      248,869
                                                 ------------
--------------------------------------------------------------------------------
TRANSPORTATION -- 0.5%
TRANSPORT-SERVICES -- 0.5%
Expeditors International Washington    72,500           3,748
                                                 ------------
                                                        3,748
                                                 ------------
TOTAL TRANSPORTATION (COST $3,613)                      3,748
                                                 ------------
TOTAL COMMON STOCK (COST $620,763)                    784,587
                                                 ------------
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 1.7%
UBS Warburg LLC 1.87%, dated 09/30/04,
   to be repurchased on 10/01/04, repurchase
   price $13,376,325 (collateralized by U.S.
   Government Obligations, par value
   $13,760,000, 3.375%, 04/15/09;
   total market value $13,646,119)(A) $13,376          13,376
                                                 ------------
TOTAL REPURCHASE AGREEMENT (COST $13,376)              13,376
                                                 ------------
TOTAL INVESTMENTS-- 99.9% (COST $634,139)             797,963
                                                 ------------
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 0.1%
Receivable for Investment Securities Sold              10,623
Payable for Administration Fees                           (98)
Payable for Distribution Fees                              (2)
Payable for Investment Advisory Fees                     (557)
Other Assets and Liabilities, Net                      (8,942)
                                                 ------------
TOTAL OTHER ASSETS AND LIABILITIES                      1,024
                                                 ------------
NET ASSETS-- 100.0%                                $  798,987
                                                 ------------
--------------------------------------------------------------------------------

            PBHG FUNDS

 PBHG GROWTH FUND

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
As of September 30, 2004 (UNAUDITED)


Description                                       Value (000)
--------------------------------------------------------------------------------
NET ASSETS:
Paid-in-capital ($0.001 par value)                $ 2,182,544
Accumulated net investment loss                        (5,293)
Accumulated net realized loss on investments       (1,542,088)
Unrealized appreciation on investments                163,824
                                                 ------------
NET ASSETS-- 100.0%                                $  798,987
                                                 ------------
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- PBHG CLASS
   ($789,420,584/47,275,281 SHARES)                    $16.70
                                                 ------------
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- ADVISOR CLASS
   ($9,466,546/579,417 SHARES)                         $16.34
                                                 ------------
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE -- CLASS A
   ($49,944/2,998 SHARES)                              $16.66
                                                 ------------
MAXIMUM OFFERING
   PRICE PER SHARE -- CLASS A
   ($16.66/94.25%)                                     $17.68
                                                 ------------
NET ASSET VALUE AND OFFERING
   PRICE PER SHARE -- CLASS C+
   ($49,570/2,997 SHARES)                              $16.54
                                                 ------------

* Non-income producing security.
+ Class C shares have a contingent deferred sales charge. For a description of a possible sales charge, please see the Fund's prospectus.
(A) -- Tri-party repurchase agreement
ADR -- American Depositary Receipt
Cl -- Class
LLC -- Limited Liability Company
Cost figures are shown with "000's" omitted.

The accompanying notes are an integral part of the financial statements.

                                                                      PBHG FUNDS

                                                          PBHG LARGE CAP 20 FUND

                                              PBHG LARGE CAP 20 FUND (UNAUDITED)


           INVESTMENT FOCUS 8
                STYLE

    VALUE       BLEND     GROWTH                   M
|-----------|-----------|----------|               A
|           |           |          |               R
|           |           |          |               K
|           |           |     X    |  Large        E
|           |           |          |               T
|           |           |          |
|-----------|-----------|----------|               C
|           |           |          |               A
|           |           |          |               P
|           |           |          |  Medium       I
|           |           |          |               T
|           |           |          |               A
|-----------|-----------|----------|               L
|           |           |          |               I
|           |           |          |               Z
|           |           |          |  Small        A
|           |           |          |               T
|           |           |          |               I
|-----------|-----------|----------|               O
                                                   N

Source: Liberty Ridge Capital, Inc.


               AVERAGE ANNUAL TOTAL RETURN 1 AS OF SEPTEMBER 30, 2004
-----------------------------------------------------------------------------------------
                                             One      Annualized  Annualized  Annualized
                                  6          Year       3 Year      5 Year     Inception
                               Months 2    Return       Return      Return      to Date
-----------------------------------------------------------------------------------------
  PBHG Class 3                 (4.23)%      8.79%       (0.09)%     (4.69)%      9.22%
-----------------------------------------------------------------------------------------
  Advisor Class 4              (4.40)%      8.47%       (0.35)%     (4.92)%      8.95%
-----------------------------------------------------------------------------------------
  Class A with load 5          (9.86)%      2.27%       (2.33)%     (6.18)%      7.98%
-----------------------------------------------------------------------------------------
  Class A without load 5       (4.37)%      8.49%       (0.40)%     (5.06)%      8.80%
-----------------------------------------------------------------------------------------
  Class C with load 5          (5.74)%      6.66%       (1.14)%     (5.77)%      7.98%
-----------------------------------------------------------------------------------------
  Class C without load 5       (4.78)%      7.66%       (1.14)%     (5.77)%      7.98%
-----------------------------------------------------------------------------------------

     THE PERFORMANCE DATA SHOWN REPRESENTS PAST PERFORMANCE, WHICH IS NOT A GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL
 FLUCTUATE SO THAT INVESTORS' SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN
  THEIR ORIGINAL COST. FUNDS THAT INVEST IN A LIMITED NUMBER OF SECURITIES MAY INVOLVE GREATER RISKS AND MORE PRICE VOLATILITY THAN FUNDS THAT DO NOT LIMIT THE NUMBER OF SECURITIES IN WHICH THEY INVEST. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, WHICH MAY BE LOWER OR HIGHER THAN THAT SHOWN, IS AVAILABLE BY
             CALLING 1.800.433.0051 OR ONLINE AT WWW.PBHGFUNDS.COM.


   COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE PBHG LARGE CAP 20 FUND - PBHG CLASS VERSUS THE RUSSELL 1000(R) GROWTH INDEX, S&P 500 INDEX
                 AND THE LIPPER LARGE-CAP GROWTH FUNDS AVERAGE

                    [LINE CHART OMITTED, PLOT POINTS FOLLOWS]

                        PBHG LARGE CAP 20              S&P 500           RUSSELL 1000        LIPPER LARGE-CAP GROWTH
                         FUND-PBHG CLASS                INDEX 6          GROWTH INDEX 6           FUNDS AVERAGE 7
11/30/96                      10000                     10000                10000                     10000
12/31/96                       9841                      9802                 9804                      9788
1/31/97                       10462                     10414                10492                     10388
2/28/97                       10001                     10496                10421                     10211
3/31/97                        9260                     10065                 9857                      9667
4/30/97                        9881                     10665                10511                     10169
5/31/97                       10912                     11315                11270                     10907
6/30/97                       11523                     11822                11721                     11350
7/31/97                       12854                     12762                12758                     12415
8/31/97                       12234                     12047                12011                     11887
9/30/97                       12914                     12707                12602                     12535
10/31/97                      12424                     12283                12136                     12085
11/30/97                      12494                     12851                12652                     12330
12/31/97                      13084                     13072                12793                     12499
1/31/98                       13355                     13217                13176                     12669
2/28/98                       15097                     14170                14167                     13691
3/31/98                       15998                     14896                14732                     14351
4/30/98                       16278                     15045                14935                     14572
5/31/98                       15848                     14787                14512                     14198
6/30/98                       17589                     15387                15400                     15020
7/31/98                       17609                     15224                15298                     14874
8/31/98                       14516                     13023                13002                     12445
9/30/98                       16708                     13857                14001                     13294
10/31/98                      17069                     14984                15127                     14165
11/30/98                      18320                     15892                16277                     15135
12/31/98                      21960                     16808                17745                     16685
1/31/99                       23995                     17511                18787                     17719
2/28/99                       22294                     16967                17929                     17023
3/31/99                       24400                     17645                18873                     17986
4/30/99                       23337                     18329                18897                     18156
5/31/99                       22527                     17896                18317                     17616
6/30/99                       24178                     18889                19599                     18851
7/31/99                       23540                     18299                18977                     18323
8/31/99                       24512                     18209                19287                     18305
9/30/99                       25372                     17710                18881                     18137
10/31/99                      28136                     18830                20307                     19390
11/30/99                      33614                     19213                21403                     20470
12/31/99                      44567                     20345                23629                     22898
1/31/2000                     43320                     19322                22521                     21993
2/29/2000                     51964                     18957                23622                     23390
3/31/2000                     53163                     20811                25313                     24702
4/30/2000                     47264                     20185                24109                     23373
5/31/2000                     41293                     19771                22895                     22144
6/30/2000                     49926                     20258                24630                     23634
7/31/2000                     49542                     19942                23603                     23138
8/31/2000                     56665                     21180                25740                     25065
9/30/2000                     51916                     20062                23305                     23468
10/31/2000                    46677                     19977                22202                     22445
11/30/2000                    35502                     18402                18930                     19754
12/31/2000                    34725                     18492                18331                     19821
1/31/2001                     35483                     19148                19597                     20281
2/28/2001                     29172                     17402                16270                     17506
3/31/2001                     24542                     16300                14500                     15875
4/30/2001                     27008                     17567                16333                     17434
5/31/2001                     26719                     17684                16093                     17308
6/30/2001                     25741                     17254                15720                     16792
7/31/2001                     24652                     17084                15327                     16267
8/31/2001                     22089                     16015                14074                     14985
9/30/2001                     20008                     14721                12669                     13545
10/31/2001                    21111                     15002                13333                     14072
11/30/2001                    22819                     16153                14614                     15345
12/31/2001                    22447                     16294                14587                     15393
1/31/2002                     20918                     16057                14329                     15054
2/28/2002                     20325                     15747                13735                     14419
3/31/2002                     20876                     16339                14210                     15010
4/30/2002                     20284                     15349                13050                     14026
5/31/2002                     19443                     15235                12734                     13738
6/30/2002                     18368                     14150                11556                     12655
7/31/2002                     16357                     13047                10921                     11704
8/31/2002                     16246                     13133                10954                     11747
9/30/2002                     15447                     11706                 9817                     10691
10/31/2002                    16219                     12736                10718                     11539
11/30/2002                    16164                     13485                11300                     12019
12/31/2002                    15392                     12693                10519                     11185
1/31/2003                     15034                     12360                10264                     10949
2/28/2003                     15061                     12175                10217                     10852
3/31/2003                     15640                     12293                10407                     11057
4/30/2003                     16536                     13306                11177                     11841
5/31/2003                     17431                     14007                11735                     12418
6/30/2003                     17748                     14186                11896                     12530
7/31/2003                     18630                     14436                12192                     12869
8/31/2003                     19223                     14717                12495                     13156
9/30/2003                     18341                     14561                12362                     12910
10/31/2003                    20008                     15385                13056                     13680
11/30/2003                    20311                     15520                13193                     13782
12/31/2003                    20463                     16334                13649                     14174
1/31/2004                     21179                     16634                13928                     14426
2/29/2004                     20904                     16865                14016                     14501
3/31/2004                     20835                     16611                13756                     14327
4/30/2004                     20201                     16350                13596                     14019
5/31/2004                     21303                     16574                13850                     14297
6/30/2004                     21882                     16897                14023                     14500
7/31/2004                     19939                     16337                13230                     13654
8/31/2004                     19250                     16403                13165                     13548
9/30/2004                    $19953                    $16581               $13290                    $13835

1 The PBHG Large Cap 20 Fund's total return is based on net change in NAV, assuming reinvestment of distributions. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. For performance information regarding other share classes please consult your financial advisor. Investors considering the PBHG Large Cap 20 Fund should have a long-term investment horizon. Diversification does not assure a profit or protect against a loss in declining markets. The returns shown reflect fee waivers and/or expense reimbursements in effect for the period; absent fee waivers and expense reimbursements, performance may have been lower. This information should be preceded or accompanied by a prospectus. The prospectus contains important information, including information about the fund's investment objective, risks, charges and expenses and should be read carefully and considered before investing. Effective May 3, 2004, Mr. Chodaczek joined Mr. Sutton as co-manager of the Large Cap 20 Fund.
2 The six month return has not been annualized.
3 The PBHG Large Cap 20 Fund-PBHG Class commenced operations on November 29,
  1996.
4 The performance shown for the Advisor Class prior to its inception on December
  29, 2000, is based on the historical performance of the PBHG Class shares adjusted to reflect the 0.25% service (12b-1) fee applicable to the Advisor Class shares as noted below. The Fund's Advisor Class shares and PBHG Class shares would have similar returns because both classes are invested in the same portfolio of securities. Therefore, the performance of the two share classes will differ only to the extent they have different expenses. The average annual total return of the Advisor Class from its inception date to September 30, 2004 was (13.92)%. Advisor Class shares are only available to certain eligible investors. Please see the appropriate prospectus and statement of additional information for a more complete explanation.
5 The PBHG Large Cap 20 Fund-Class A and C shares commenced operations on
  September 30, 2003. The returns shown for Class A and C shares prior to their inception date are based on the historical performance of the Fund's PBHG Class shares adjusted to reflect applicable sales charges and the higher service and distribution fees (12b-1) applicable to the Class A and C shares as noted below. Performance without load assumes that no front-end or contingent deferred sales charge applied or the investment was not redeemed. Performance with load assumes that a front-end or contingent deferred sales charge applied to the extent applicable. The Fund offers Class A, Class C, PBHG Class and Advisor Class shares. Class A shares have a current maximum up-front sales charge of 5.75% and are subject to an annual service fee of 0.25%. Class C shares are subject to an aggregate annual distribution and service fee of 1.00% and will be subject to a contingent deferred sales charge of 1.00% if redeemed within the first 12 months. The average annual total returns of the Class A and Class C, with loads, from their inception date to September 30, 2004 were 2.27% and 6.66%, respectively. The average annual total returns of the Class A and Class C, without loads, from their inception date to September 30, 2004 were 8.49% and 7.66%, respectively.
6 For more information on the Russell 1000(R) Growth Index and the S&P 500 Index
  please see the PBHG Funds Disclosure Notes on page 111.
7 The chart assumes $10,000 invested in the Lipper Large-Cap Growth Funds
  Average at November 30, 1996. For more information on the Lipper Large-Cap Growth Funds Average please see the PBHG Funds Disclosure Notes on page 111.
8 For more information on the Investment Focus and Top Ten Holdings please see the PBHG Funds Disclosure Notes on page 112.

SECTOR WEIGHTINGS AT SEPTEMBER 30, 2004

[PIE CHART OMITTED, PLOT POINTS FOLLOWS]

CONSUMER CYCLICAL           9%
FINANCIAL                   3%
HEALTH CARE                20%
SERVICES                   10%
TECHNOLOGY                 54%
CASH                        4%

% of Total Portfolio Investments



TOP TEN COMMON STOCK HOLDINGS AT SEPTEMBER 30, 2004 8
Yahoo                                             9.9%
Symantec                                          9.2%
eBay                                              5.9%
Cisco Systems                                     5.5%
Guidant                                           5.3%
Boston Scientific                                 5.1%
Nextel Communications, Cl A                       5.1%
Dell Computer                                     5.1%
Qualcomm                                          5.0%
Staples                                           4.9%
------------------------------------------------------
Combined Top Ten Common Stock Holdings as a %
of  Total Portfolio Investments in Common Stock  61.0%

     PBHG FUNDS

 PBHG LARGE CAP 20 FUND

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
As of September 30, 2004 (UNAUDITED)

                                                       Market
Description                           Shares         Value (000)
--------------------------------------------------------------------------------
COMMON STOCK -- 96.9%
CONSUMER CYCLICAL -- 9.4%
ENTERTAINMENT SOFTWARE -- 4.6%
Electronic Arts*                      191,800    $      8,821
                                                 ------------
                                                        8,821
--------------------------------------------------------------------------------
RETAIL-OFFICE SUPPLIES -- 4.8%
Staples                               304,800           9,089
                                                 ------------
                                                        9,089
                                                 ------------
TOTAL CONSUMER CYCLICAL (COST $17,611)                 17,910
                                                 ------------
--------------------------------------------------------------------------------
FINANCIAL -- 2.8%
FINANCE-INVESTMENT BANKER/BROKER -- 2.8%
Goldman Sachs Group                    56,700           5,287
                                                 ------------
                                                        5,287
                                                 ------------
TOTAL FINANCIAL (COST $5,749)                           5,287
                                                 ------------
--------------------------------------------------------------------------------
HEALTH CARE -- 19.7%
MEDICAL INSTRUMENTS -- 10.1%
Boston Scientific*                    240,400           9,551
Guidant                               147,800           9,761
                                                 ------------
                                                       19,312
--------------------------------------------------------------------------------
MEDICAL PRODUCTS -- 4.0%
Zimmer Holdings*                       97,900           7,738
                                                 ------------
                                                        7,738
--------------------------------------------------------------------------------
MEDICAL-BIOMEDICAL/GENETIC -- 1.0%
Biogen Idec*                           31,800           1,945
                                                 ------------
                                                        1,945
--------------------------------------------------------------------------------
MEDICAL-GENERIC DRUGS -- 4.6%
Teva Pharmaceutical Industries-ADR*   338,800           8,792
                                                 ------------
                                                        8,792
                                                 ------------
TOTAL HEALTH CARE (COST $31,937)                       37,787
                                                 ------------
--------------------------------------------------------------------------------
SERVICES -- 10.3%
E-COMMERCE/SERVICES -- 5.8%
eBay*                                 119,800          11,014
                                                 ------------
                                                       11,014
--------------------------------------------------------------------------------
SCHOOLS -- 4.5%
Apollo Group, Cl A*                   118,800           8,716
                                                 ------------
                                                        8,716
                                                 ------------
TOTAL SERVICES (COST $12,454)                          19,730
                                                 ------------
--------------------------------------------------------------------------------
TECHNOLOGY -- 54.7%
APPLICATIONS SOFTWARE -- 4.7%
Microsoft                             324,800           8,981
                                                 ------------
                                                        8,981
--------------------------------------------------------------------------------
CELLULAR TELECOMMUNICATIONS -- 4.9%
Nextel Communications, Cl A*          396,300           9,448
                                                 ------------
                                                        9,448
--------------------------------------------------------------------------------






                                     Shares/Face       Market
Description                         Amount (000)     Value (000)
--------------------------------------------------------------------------------
COMPUTERS -- 4.9%
Dell Computer*                        264,800    $      9,427
                                                 ------------
                                                        9,427
--------------------------------------------------------------------------------
ELECTRONIC COMPONENTS-SEMICONDUCTORS-- 11.6%
Broadcom, Cl A*                       307,400           8,389
Intel                                 384,400           7,711
Xilinx                                224,300           6,056
                                                 ------------
                                                       22,156
--------------------------------------------------------------------------------
INTERNET SECURITY -- 8.9%
Symantec*                             310,400          17,035
                                                 ------------
                                                       17,035
--------------------------------------------------------------------------------
NETWORKING PRODUCTS -- 5.3%
Cisco Systems*                        558,800          10,114
                                                 ------------
                                                       10,114
--------------------------------------------------------------------------------
WEB PORTALS/ISP -- 9.6%
Yahoo*                                541,900          18,376
                                                 ------------
                                                       18,376
--------------------------------------------------------------------------------
WIRELESS EQUIPMENT -- 4.8%
Qualcomm                              236,000           9,213
                                                 ------------
                                                        9,213
                                                 ------------
TOTAL TECHNOLOGY (COST $82,208)                       104,750
                                                 ------------
TOTAL COMMON STOCK (COST $149,959)                    185,464
                                                 ------------
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 3.9%
UBS Warburg LLC 1.87%,
   dated 09/30/04, to be repurchased
   on 10/01/04, repurchase price
   $7,400,256 (collateralized by
   U.S. Government Obligations, par
   value $7,615,000, 3.375%, 04/15/09;
   total market value $7,551,977)(A)   $7,400           7,400
                                                 ------------
TOTAL REPURCHASE AGREEMENT (COST $7,400)                7,400
                                                 ------------
TOTAL INVESTMENTS-- 100.8% (COST $157,359)            192,864
                                                 ------------
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (0.8)%
Payable for Administration Fees                           (24)
Payable for Investment Advisory Fees                     (134)
Other Assets and Liabilities, Net                      (1,399)
                                                 ------------
TOTAL OTHER ASSETS AND LIABILITIES                     (1,557)
                                                 ------------
NET ASSETS-- 100.0%                                $  191,307
                                                 ------------
--------------------------------------------------------------------------------
NET ASSETS:
Paid-in-capital ($0.001 par value)                 $  513,907
Accumulated net investment loss                        (1,195)
Accumulated net realized loss on investments         (356,910)
Unrealized appreciation on investments                 35,505
                                                 ------------
NET ASSETS-- 100.0%                               $   191,307
                                                 ------------

                                                                      PBHG FUNDS

                                                          PBHG LARGE CAP 20 FUND

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                            As of September 30, 2004 (UNAUDITED)


Description
--------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- PBHG CLASS
   ($191,081,697/13,200,727 SHARES)                       $14.48
                                                          ------
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- ADVISOR CLASS
   ($107,053/7,461 SHARES)                                $14.35
                                                          ------
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE -- CLASS A
   ($54,237/3,757 SHARES)                                 $14.44
                                                          ------
MAXIMUM OFFERING
   PRICE PER SHARE -- CLASS A
   ($14.44/94.25%)                                        $15.32
                                                          ------
NET ASSET VALUE AND OFFERING
   PRICE PER SHARE -- CLASS C+
   ($63,913/4,460 SHARES)                                 $14.33
                                                          ------

* Non-income producing security.
+ Class C shares have a contingent deferred sales charge. For a description of a possible sales charge, please see the Fund's prospectus.
(A) -- Tri-party repurchase agreement
ADR -- American Depositary Receipt
Cl -- Class
LLC -- Limited Liability Company
Cost figures are shown with "000's" omitted.


The accompanying notes are an integral part of the financial statements.

            PBHG FUNDS

 PBHG LARGE CAP GROWTH FUND

PBHG LARGE CAP GROWTH FUND (UNAUDITED)



           INVESTMENT FOCUS 8
                STYLE

    VALUE       BLEND     GROWTH                   M
|-----------|-----------|----------|               A
|           |           |          |               R
|           |           |          |               K
|           |           |     X    |  Large        E
|           |           |          |               T
|           |           |          |
|-----------|-----------|----------|               C
|           |           |          |               A
|           |           |          |               P
|           |           |          |  Medium       I
|           |           |          |               T
|           |           |          |               A
|-----------|-----------|----------|               L
|           |           |          |               I
|           |           |          |               Z
|           |           |          |  Small        A
|           |           |          |               T
|           |           |          |               I
|-----------|-----------|----------|               O
                                                   N
Source: Liberty Ridge Capital, Inc.


                AVERAGE ANNUAL TOTAL RETURN 1 AS OF SEPTEMBER 30, 2004
-----------------------------------------------------------------------------------------
                                              One     Annualized  Annualized  Annualized
                                   6         Year       3 Year      5 Year     Inception
                               Months 2     Return      Return      Return      to Date
-----------------------------------------------------------------------------------------
  PBHG Class 3                  (3.69)%      9.47%        0.16%       0.86%      11.80%
-----------------------------------------------------------------------------------------
  Advisor Class 4               (3.82)%      9.19%       (0.11)%      0.90%      11.69%
-----------------------------------------------------------------------------------------
  Class A with load 5           (9.34)%      2.92%       (2.07)%     (0.60)%     10.86%
-----------------------------------------------------------------------------------------
  Class A without load 5        (3.79)%      9.18%       (0.11)%      0.58%      11.56%
-----------------------------------------------------------------------------------------
  Class C with load 5           (5.08)%      7.45%       (0.85)%     (0.16)%     10.72%
-----------------------------------------------------------------------------------------
  Class C without load 5        (4.12)%      8.45%       (0.85)%     (0.16)%     10.72%
-----------------------------------------------------------------------------------------

     THE PERFORMANCE DATA SHOWN REPRESENTS PAST PERFORMANCE, WHICH IS NOT A GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL
 FLUCTUATE SO THAT INVESTORS' SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN
  THEIR ORIGINAL COST. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END,
     WHICH MAY BE LOWER OR HIGHER THAN THAT SHOWN, IS AVAILABLE BY CALLING
                 1.800.433.0051 OR ONLINE AT WWW.PBHGFUNDS.COM.


   COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE PBHG LARGE CAP GROWTH FUND - PBHG CLASS VERSUS THE RUSSELL 1000(R) GROWTH INDEX, S&P 500
              INDEX AND THE LIPPER LARGE-CAP GROWTH FUNDS AVERAGE

                                         [LINE CHART OMITTED, PLOT POINTS FOLLOWS]

                       PBHG LARGE CAP              S&P 500              RUSSELL 1000         LIPPER LARGE-CAP GROWTH
                      GROWTH-PBHG CLASS            INDEX 6             GROWTH INDEX 6           GROWTH FUNDS AVERAGE 7
4/5/95                     10000                     10000                  10000                      10000
4/30/95                    10000                     10189                  10000                      10000
5/31/95                    10070                     10596                  10349                      10314
6/30/95                    10920                     10842                  10748                      10826
7/31/95                    11740                     11202                  11195                      11378
8/31/95                    12310                     11230                  11207                      11450
9/30/95                    13160                     11704                  11724                      11834
10/31/95                   13510                     11662                  11732                      11745
11/30/95                   13720                     12174                  12188                      12156
12/31/95                   13383                     12408                  12258                      12122
1/31/96                    14146                     12831                  12668                      12432
2/29/96                    14827                     12950                  12899                      12765
3/31/96                    14992                     13074                  12916                      12809
4/30/96                    15880                     13267                  13256                      13212
5/31/96                    16509                     13609                  13719                      13587
6/30/96                    16158                     13661                  13738                      13410
7/31/96                    15023                     13058                  12933                      12604
8/31/96                    15601                     13333                  13267                      13039
9/30/96                    16870                     14083                  14233                      13931
10/31/96                   16365                     14472                  14318                      14010
11/30/96                   16994                     15566                  15393                      14876
12/31/96                   16514                     15257                  15092                      14561
1/31/97                    17247                     16211                  16151                      15453
2/28/97                    16504                     16338                  16041                      15191
3/31/97                    14727                     15666                  15173                      14381
4/30/97                    15626                     16602                  16181                      15127
5/31/97                    17330                     17612                  17348                      16226
6/30/97                    18197                     18401                  18043                      16884
7/31/97                    19860                     19866                  19638                      18468
8/31/97                    18941                     18753                  18489                      17683
9/30/97                    20139                     19780                  19399                      18647
10/31/97                   19282                     19119                  18682                      17978
11/30/97                   19365                     20004                  19475                      18342
12/31/97                   20206                     20348                  19693                      18594
1/31/98                    19893                     20573                  20282                      18847
2/28/98                    22450                     22057                  21808                      20368
3/31/98                    23681                     23186                  22677                      21349
4/30/98                    23817                     23419                  22991                      21678
5/31/98                    23160                     23017                  22338                      21121
6/30/98                    24861                     23952                  23707                      22344
7/31/98                    24621                     23697                  23550                      22127
8/31/98                    19945                     20271                  20015                      18514
9/30/98                    21458                     21569                  21553                      19776
10/31/98                   21573                     23324                  23285                      21072
11/30/98                   22993                     24737                  25056                      22515
12/31/98                   26353                     26163                  27316                      24821
1/31/99                    27213                     27257                  28920                      26360
2/28/99                    25671                     26410                  27599                      25324
3/31/99                    27447                     27466                  29052                      26757
4/30/99                    27157                     28530                  29089                      27008
5/31/99                    26029                     27856                  28196                      26206
6/30/99                    27950                     29402                  30170                      28043
7/31/99                    26933                     28484                  29212                      27258
8/31/99                    27135                     28343                  29689                      27231
9/30/99                    27593                     27566                  29065                      26980
10/31/99                   30363                     29311                  31260                      28845
11/30/99                   34284                     29907                  32947                      30451
12/31/99                   44025                     31668                  36373                      34063
1/31/2000                  44792                     30077                  34668                      32717
2/29/2000                  56129                     29508                  36363                      34795
3/31/2000                  54509                     32394                  38966                      36747
4/30/2000                  48628                     31420                  37112                      34770
5/31/2000                  44409                     30775                  35243                      32941
6/30/2000                  52833                     31534                  37914                      35158
7/31/2000                  52876                     31041                  36333                      34420
8/31/2000                  59709                     32969                  39623                      37287
9/30/2000                  56882                     31228                  35875                      34912
10/31/2000                 51355                     31096                  34177                      33390
11/30/2000                 42661                     28645                  29139                      29386
12/31/2000                 43945                     28785                  28217                      29486
1/31/2001                  44051                     29806                  30167                      30170
2/28/2001                  39143                     27088                  25045                      26043
3/31/2001                  34584                     25372                  22320                      23616
4/30/2001                  37499                     27344                  25143                      25935
5/31/2001                  37438                     27527                  24773                      25748
6/30/2001                  36638                     26857                  24199                      24981
7/31/2001                  35264                     26593                  23594                      24199
8/31/2001                  32364                     24928                  21665                      22292
9/30/2001                  28664                     22915                  19502                      20150
10/31/2001                 29872                     23352                  20525                      20934
11/30/2001                 31835                     25143                  22497                      22828
12/31/2001                 31413                     25363                  22454                      22899
1/31/2002                  30129                     24993                  22058                      22395
2/28/2002                  28589                     24511                  21142                      21450
3/31/2002                  29706                     25433                  21874                      22329
4/30/2002                  28724                     23891                  20088                      20865
5/31/2002                  27939                     23715                  19602                      20437
6/30/2002                  26233                     22026                  17789                      18826
7/31/2002                  23741                     20309                  16811                      17411
8/31/2002                  23741                     20442                  16861                      17475
9/30/2002                  22533                     18221                  15112                      15904
10/31/2002                 23620                     19824                  16499                      17165
11/30/2002                 23710                     20991                  17395                      17879
12/31/2002                 22366                     19758                  16193                      16639
1/31/2003                  22110                     19240                  15800                      16287
2/28/2003                  22019                     18951                  15728                      16144
3/31/2003                  22804                     19136                  16020                      16449
4/30/2003                  23846                     20712                  17205                      17615
5/31/2003                  25160                     21803                  18063                      18473
6/30/2003                  25477                     22082                  18312                      18640
7/31/2003                  26353                     22471                  18768                      19145
8/31/2003                  26957                     22909                  19235                      19572
9/30/2003                  26308                     22665                  19029                      19206
10/31/2003                 28241                     23948                  20098                      20350
11/30/2003                 28649                     24158                  20308                      20503
12/31/2003                 29132                     25425                  21010                      21085
1/31/2004                  30204                     25892                  21439                      21461
2/29/2004                  30144                     26252                  21576                      21572
3/31/2004                  29902                     25856                  21175                      21313
4/30/2004                  28951                     25450                  20929                      20855
5/31/2004                  29963                     25799                  21319                      21268
6/30/2004                  30522                     26301                  21586                      21570
7/31/2004                  28317                     25430                  20365                      20312
8/31/2004                  27848                     25533                  20265                      20154
9/30/2004                 $28800                    $25810                 $20458                     $20581

1 The PBHG Large Cap Growth Fund's total return is based on net change in NAV, assuming reinvestment of distributions. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. For performance information regarding other share classes please consult your financial advisor. The returns shown reflect past fee waiver and /or expense reimbursements in effect for that period; absent fee waivers and expense reimbursements, performance would have been lower. Investors considering the PBHG Large Cap Growth Fund should have a long-term investment horizon. Diversification does not assure a profit or protect against a loss in declining markets. This information should be preceded or accompanied by a prospectus. The prospectus contains important information, including information about the fund's investment objective, risks, charges and expenses and should be read carefully and considered before investing. Effective May 3, 2004, Mr. Chodaczek joined Mr. Sutton as co-manager of the Large Cap Growth Fund.
2 The six month return has not been annualized.
3 The PBHG Large Cap Growth Fund-PBHG Class commenced operations on April 5,
  1995.
4 The performance shown for the Advisor Class prior to its inception on December
  29, 2000, is based on the historical performance of the PBHG Class shares adjusted to reflect the 0.25% service (12b-1) fee applicable to the Advisor Class shares as noted below. The Fund's Advisor Class shares and PBHG Class shares would have similar returns because both classes are invested in the same portfolio of securities. Therefore, the performance of the two share classes will differ only to the extent they have different expenses. The average annual total return of the Advisor Class from its inception date to September 30, 2004 was (10.87)%. Advisor Class shares are only available to certain eligible investors. Please see the appropriate prospectus and statement of additional information for a more complete explanation.
5 The PBHG Large Cap Growth Fund-Class A and C shares commenced operations on
  July 31, 2003. The returns shown for Class A and C shares prior to their inception date are based on the historical performance of the Fund's PBHG Class shares adjusted to reflect applicable sales charges and the higher service and distribution fees (12b-1) applicable to the Class A and C shares as noted below. Performance without load assumes that no front-end or contingent deferred sales charge applied or the investment was not redeemed. Performance with load assumes that a front-end or contingent deferred sales charge applied to the extent applicable. The Fund offers Class A, Class C, PBHG Class and Advisor Class shares. Class A shares have a current maximum up-front sales charge of 5.75% and are subject to an annual service fee of 0.25%. Class C shares are subject to an aggregate annual distribution and service fee of 1.00% and will be subject to a contingent deferred sales charge of 1.00% if redeemed within the first 12 months. The average annual total returns of the Class A and Class C, with loads, from their inception date to September 30, 2004 were 2.36% and 6.89%, respectively. The average annual total returns of the Class A and Class C, without loads, from their inception date to September 30, 2004 were 7.66% and 6.89%, respectively.
6 For more information on the Russell 1000(R) Growth Index and the S&P 500 Index
  please see the PBHG Funds Disclosure Notes on page 111.
7 The chart assumes $10,000 invested in the Lipper Large-Cap Growth Funds
  Average at April 30, 1995. For more information on the Lipper Large-Cap Growth Funds Average please see the PBHG Funds Disclosure Notes on page 111.
8 For more information on the Investment Focus and Top Ten Holdings please see the PBHG Funds Disclosure Notes on page 112.

SECTOR WEIGHTINGS AT SEPTEMBER 30, 2004

[PIE CHART OMITTED, PLOT POINTS FOLLOWS]

CASH                                3%
CONSUMER CYCLICAL                  16%
CONSUMER NON-CYCLICAL               4%
ENERGY                              1%
FINANCIAL                           8%
HEALTH CARE                        25%
INDUSTRIAL                          5%
SERVICES                            5%
TECHNOLOGY                         33%

% of Total Portfolio Investments



TOP TEN COMMON STOCK HOLDINGS AT SEPTEMBER 30, 20048

Yahoo                                             3.4%
Symantec                                          3.3%
Boston Scientific                                 2.7%
eBay                                              2.5%
Microsoft                                         2.5%
Cisco Systems                                     2.5%
Guidant                                           2.4%
Nextel Communications, Cl A                       2.3%
Qualcomm                                          2.3%
Teva Pharmaceutical Industries-ADR                2.3%
------------------------------------------------------
Combined Top Ten Common Stock Holdings as a %
of  Total Portfolio Investments in Common Stock  26.2%

                                                                      PBHG FUNDS

                                                      PBHG LARGE CAP GROWTH FUND

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                            As of September 30, 2004 (UNAUDITED)

                                                     Market
Description                           Shares      Value (000)
--------------------------------------------------------------------------------
COMMON STOCK -- 97.0%
CONSUMER CYCLICAL -- 16.2%
APPAREL MANUFACTURERS -- 1.1%
Coach*                                 43,000    $      1,824
                                                 ------------
                                                        1,824
--------------------------------------------------------------------------------
ATHLETIC FOOTWEAR -- 0.8%
Nike                                   16,700           1,316
                                                 ------------
                                                        1,316
--------------------------------------------------------------------------------
BROADCAST SERVICES/PROGRAMMING -- 0.7%
Clear Channel Communications           37,400           1,166
                                                 ------------
                                                        1,166
--------------------------------------------------------------------------------
CASINO SERVICES -- 1.4%
International Game Technology          64,300           2,312
                                                 ------------
                                                        2,312
--------------------------------------------------------------------------------
CRUISE LINES -- 1.5%
Carnival                               52,800           2,497
                                                 ------------
                                                        2,497
--------------------------------------------------------------------------------
ENTERTAINMENT SOFTWARE -- 1.9%
Electronic Arts*                       70,000           3,219
                                                 ------------
                                                        3,219
--------------------------------------------------------------------------------
MULTIMEDIA -- 0.5%
Time Warner*                           51,700             834
                                                 ------------
                                                          834
--------------------------------------------------------------------------------
RETAIL-BEDDING -- 1.1%
Bed, Bath & Beyond*                    47,900           1,778
                                                 ------------
                                                        1,778
--------------------------------------------------------------------------------
RETAIL-BUILDING PRODUCTS -- 1.4%
Lowe's                                 42,200           2,294
                                                 ------------
                                                        2,294
--------------------------------------------------------------------------------
RETAIL-CONSUMER ELECTRONICS -- 0.5%
Best Buy                               16,800             911
                                                 ------------
                                                          911
--------------------------------------------------------------------------------
RETAIL-DISCOUNT -- 2.0%
Target                                 35,900           1,625
Wal-Mart Stores                        31,600           1,681
                                                 ------------
                                                        3,306
--------------------------------------------------------------------------------
RETAIL-DRUG STORE -- 0.9%
Walgreen                               44,500           1,594
                                                 ------------
                                                        1,594
--------------------------------------------------------------------------------
RETAIL-OFFICE SUPPLIES -- 1.5%
Staples                                85,900           2,561
                                                 ------------
                                                        2,561
--------------------------------------------------------------------------------
RETAIL-RESTAURANTS -- 0.9%
Starbucks*                             32,500           1,477
                                                 ------------
                                                        1,477
                                                 ------------
TOTAL CONSUMER CYCLICAL (COST $21,831)                 27,089
                                                 ------------
--------------------------------------------------------------------------------

                                                    Market
Description                           Shares      Value (000)
--------------------------------------------------------------------------------
CONSUMER NON-CYCLICAL -- 4.6%
BEVERAGES-NON-ALCOHOLIC -- 1.0%
PepsiCo                                34,200    $      1,664
                                                 ------------
                                                        1,664
--------------------------------------------------------------------------------
COSMETICS & TOILETRIES -- 3.6%
Avon Products                          42,400           1,852
Estee Lauder, Cl A                     26,300           1,099
Procter & Gamble                       56,700           3,069
                                                 ------------
                                                        6,020
                                                 ------------
TOTAL CONSUMER NON-CYCLICAL (COST $6,448)               7,684
                                                 ------------
--------------------------------------------------------------------------------
ENERGY -- 1.0%
OIL-FIELD SERVICES -- 1.0%
Schlumberger                           24,700           1,662
                                                 ------------
                                                        1,662
                                                 ------------
TOTAL ENERGY (COST $1,300)                              1,662
                                                 ------------
--------------------------------------------------------------------------------
FINANCIAL -- 7.7%
FINANCE-CREDIT CARD -- 0.3%
Capital One Financial                   6,700             495
                                                 ------------
                                                          495
--------------------------------------------------------------------------------
FINANCE-INVESTMENT BANKER/BROKER -- 2.9%
Citigroup                              35,800           1,580
Goldman Sachs Group                    26,900           2,508
Morgan Stanley                         15,900             784
                                                 ------------
                                                        4,872
--------------------------------------------------------------------------------
FINANCE-MORTGAGE LOAN/BANKER -- 1.8%
Countrywide Financial                  78,098           3,076
                                                 ------------
                                                        3,076
--------------------------------------------------------------------------------
MULTI-LINE INSURANCE -- 0.9%
American International Group           20,807           1,415
                                                 ------------
                                                        1,415
--------------------------------------------------------------------------------
PROPERTY/CASUALTY INSURANCE -- 0.6%
Progressive                            10,800             915
                                                 ------------
                                                          915
--------------------------------------------------------------------------------
SUPER-REGIONAL BANKS-US -- 1.2%
Wells Fargo                            34,900           2,081
                                                 ------------
                                                        2,081
                                                 ------------
TOTAL FINANCIAL (COST $10,648)                         12,854
                                                 ------------
--------------------------------------------------------------------------------
HEALTH CARE -- 25.0%
MEDICAL INSTRUMENTS -- 6.1%
Boston Scientific*                    108,300           4,303
Guidant                                59,700           3,942
St. Jude Medical*                      26,400           1,987
                                                 ------------
                                                       10,232
--------------------------------------------------------------------------------
MEDICAL PRODUCTS -- 5.2%
Johnson & Johnson                      52,200           2,940
Stryker                                26,700           1,284
Varian Medical Systems*                28,200             975
Zimmer Holdings*                       44,000           3,478
                                                 ------------
                                                        8,677
--------------------------------------------------------------------------------

            PBHG FUNDS

 PBHG LARGE CAP GROWTH FUND

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
As of September 30, 2004 (UNAUDITED)

                                                    Market
Description                           Shares      Value (000)
--------------------------------------------------------------------------------
MEDICAL-BIOMEDICAL/GENETIC -- 3.4%
Amgen*                                 21,300    $      1,207
Biogen Idec*                           27,700           1,695
Genentech*                             53,400           2,799
                                                 ------------
                                                        5,701
--------------------------------------------------------------------------------
MEDICAL-DRUGS -- 1.8%
Pfizer                                 99,240           3,037
                                                 ------------
                                                        3,037
--------------------------------------------------------------------------------
MEDICAL-GENERIC DRUGS -- 2.3%
Teva Pharmaceutical Industries-ADR*   145,200           3,768
                                                 ------------
                                                        3,768
--------------------------------------------------------------------------------
MEDICAL-HMO -- 3.1%
UnitedHealth Group                     40,300           2,972
WellPoint Health Networks*             20,100           2,112
                                                 ------------
                                                        5,084
--------------------------------------------------------------------------------
OPTICAL SUPPLIES -- 1.0%
Alcon                                  21,200           1,700
                                                 ------------
                                                        1,700
--------------------------------------------------------------------------------
PHARMACY SERVICES -- 0.5%
Caremark Rx*                           28,300             908
                                                 ------------
                                                          908
--------------------------------------------------------------------------------
THERAPEUTICS -- 1.6%
Gilead Sciences*                       72,200           2,699
                                                 ------------
                                                        2,699
                                                 ------------
TOTAL HEALTH CARE (COST $30,084)                       41,806
                                                 ------------
--------------------------------------------------------------------------------
INDUSTRIAL -- 5.0%
AEROSPACE/DEFENSE -- 0.7%
Lockheed Martin                        20,400           1,138
                                                 ------------
                                                        1,138
--------------------------------------------------------------------------------
DIVERSIFIED MANUFACTURING OPERATIONS-- 4.3%
3M 12,600                               1,008
Danaher                                24,600           1,261
General Electric                       95,700           3,214
Tyco International                     54,700           1,677
                                                 ------------
                                                        7,160
                                                 ------------
TOTAL INDUSTRIAL (COST $7,747)                          8,298
                                                 ------------
--------------------------------------------------------------------------------
SERVICES -- 4.6%
CONSULTING SERVICES -- 0.4%
Accenture Limited*                     25,700             695
                                                 ------------
                                                          695
--------------------------------------------------------------------------------
E-COMMERCE/SERVICES -- 2.5%
eBay*                                  44,900           4,128
                                                 ------------
                                                        4,128
--------------------------------------------------------------------------------
SCHOOLS -- 1.7%
Apollo Group, Cl A*                    39,800           2,920
                                                 ------------
                                                        2,920
                                                 ------------
TOTAL SERVICES (COST $3,297)                            7,743
                                                 ------------
--------------------------------------------------------------------------------





                                                     Market
Description                           Shares      Value (000)
--------------------------------------------------------------------------------
TECHNOLOGY -- 32.9%
APPLICATIONS SOFTWARE -- 4.5%
Infosys Technologies-ADR               32,400    $      1,834
Microsoft                             144,900           4,007
Wipro-ADR                              85,200           1,609
                                                 ------------
                                                        7,450
--------------------------------------------------------------------------------
CELLULAR TELECOMMUNICATIONS -- 2.3%
Nextel Communications, Cl A*          159,700           3,807
                                                 ------------
                                                        3,807
--------------------------------------------------------------------------------
COMPUTERS -- 1.8%
Dell Computer*                         85,100           3,030
                                                 ------------
                                                        3,030
--------------------------------------------------------------------------------
COMPUTERS-MEMORY DEVICES -- 1.7%
EMC*                                  139,100           1,605
Network Appliance*                     57,200           1,316
                                                 ------------
                                                        2,921
--------------------------------------------------------------------------------
ELECTRONIC COMPONENTS-MISCELLANEOUS-- 0.9%
Flextronics International*            111,400           1,476
                                                 ------------
                                                        1,476
--------------------------------------------------------------------------------
ELECTRONIC COMPONENTS-SEMICONDUCTORS-- 4.7%
Broadcom, Cl A*                        91,600           2,500
Intel                                 141,000           2,829
Xilinx                                 90,200           2,435
                                                 ------------
                                                        7,764
--------------------------------------------------------------------------------
ENTERPRISE SOFTWARE/SERVICES -- 1.4%
Oracle*                               111,300           1,255
SAP-ADR                                29,800           1,161
                                                 ------------
                                                        2,416
--------------------------------------------------------------------------------
INTERNET SECURITY -- 3.2%
Symantec*                              96,900           5,318
                                                 ------------
                                                        5,318
--------------------------------------------------------------------------------
NETWORKING PRODUCTS -- 3.3%
Cisco Systems*                        220,400           3,989
Juniper Networks*                      64,800           1,529
                                                 ------------
                                                        5,518
--------------------------------------------------------------------------------
SEMICONDUCTOR COMPONENTS-INTEGRATED CIRCUITS-- 1.7%
Analog Devices                         39,100           1,516
Maxim Integrated Products              29,300           1,239
                                                 ------------
                                                        2,755
--------------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT -- 0.7%
Applied Materials*                     72,700           1,199
                                                 ------------
                                                        1,199
--------------------------------------------------------------------------------
TELECOMMUNICATION EQUIPMENT -- 0.7%
Lucent Technologies*                  387,400           1,228
                                                 ------------
                                                        1,228
--------------------------------------------------------------------------------
WEB PORTALS/ISP -- 3.7%
Google*                                 5,501             713
Yahoo*                                162,900           5,524
                                                 ------------
                                                        6,237
--------------------------------------------------------------------------------

                                                                      PBHG FUNDS

                                                      PBHG LARGE CAP GROWTH FUND

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                            As of September 30, 2004 (UNAUDITED)

                                    Shares/Face     Market
Description                        Amount (000)   Value (000)
--------------------------------------------------------------------------------
WIRELESS EQUIPMENT -- 2.3%
Qualcomm                               96,800    $      3,779
                                                 ------------
                                                        3,779
                                                 ------------
TOTAL TECHNOLOGY (COST $42,013)                        54,898
                                                 ------------
TOTAL COMMON STOCK (COST $123,368)                    162,034
                                                 ------------
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 2.9%
UBS Warburg LLC
   1.87%, dated 09/30/04, to be
   repurchased on 10/01/04, repurchase
   price $4,847,769 (collateralized
   by U.S. Government Obligations, par
   value $4,990,000, 3.375%, 04/15/09;
   total market value $4,948,702)(A)   $4,848           4,848
                                                 ------------
TOTAL REPURCHASE AGREEMENT (COST $4,848)                4,848
                                                 ------------
TOTAL INVESTMENTS-- 99.9% (COST $128,216)             166,882
                                                 ------------
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 0.1%
Payable for Administration Fees                           (21)
Payable for Investment Advisory Fees                     (103)
Other Assets and Liabilities, Net                         213
                                                 ------------
TOTAL OTHER ASSETS AND LIABILITIES                         89
                                                 ------------
NET ASSETS-- 100.0%                                $  166,971
                                                 ------------
--------------------------------------------------------------------------------
NET ASSETS:
Paid-in-capital ($0.001 par value)                $   320,638
Accumulated net investment loss                          (616)
Accumulated net realized loss on investments         (191,717)
Unrealized appreciation on investments                 38,666
                                                 ------------
NET ASSETS-- 100.0%                               $   166,971
                                                 ------------
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- PBHG CLASS
   ($166,570,244/8,733,895 SHARES)                     $19.07
                                                 ------------
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- ADVISOR CLASS
   ($266,845/14,124 SHARES)                            $18.89
                                                 ------------
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE -- CLASS A
   ($74,098/3,896 SHARES)                              $19.02
                                                 ------------
MAXIMUM OFFERING
   PRICE PER SHARE -- CLASS A
   ($19.02/94.25%)                                     $20.18
                                                 ------------
NET ASSET VALUE AND OFFERING
   PRICE PER SHARE -- CLASS C+
   ($59,653/3,163 SHARES)                              $18.86
                                                 ------------

* Non-income producing security.
+ Class C shares have a contingent deferred sales charge. For a description of a possible sales charge, please see the Fund's prospectus.
(A) -- Tri-party repurchase agreement
ADR -- American Depositary Receipt
Cl -- Class
LLC -- Limited Liability Company
Cost figures are shown with "000's" omitted.

The accompanying notes are an integral part of the financial statements.

     PBHG FUNDS

 PBHG SELECT GROWTH FUND

PBHG SELECT GROWTH FUND (UNAUDITED)


           INVESTMENT FOCUS 7
                STYLE

    VALUE       BLEND     GROWTH                   M
|-----------|-----------|----------|               A
|           |           |          |               R
|           |           |          |               K
|           |           |          |  Large        E
|           |           |          |               T
|           |           |          |
|-----------|-----------|----------|               C
|           |           |          |               A
|           |           |          |               P
|           |           |     X    |  Medium       I
|           |           |          |               T
|           |           |          |               A
|-----------|-----------|----------|               L
|           |           |          |               I
|           |           |          |               Z
|           |           |          |  Small        A
|           |           |          |               T
|           |           |          |               I
|-----------|-----------|----------|               O
                                                   N
Source: Liberty Ridge Capital, Inc.




                 AVERAGE ANNUAL TOTAL RETURN1 AS OF SEPTEMBER 30, 2004
----------------------------------------------------------------------------------------
                                            One     Annualized  Annualized   Annualized
                                 6          Year       3 Year      5 Year     Inception
                              Months 2     Return      Return      Return      to Date
----------------------------------------------------------------------------------------
  PBHG Class 3                 (5.36)%      1.85%       (1.93)%     (3.54)%      9.84%
----------------------------------------------------------------------------------------
  Class A with load 4         (10.88)%     (4.27)%      (4.08)%     (5.01)%      8.76%
----------------------------------------------------------------------------------------
  Class A without load 4       (5.46)%      1.60%       (2.18)%     (3.88)%      9.44%
----------------------------------------------------------------------------------------
  Class C with load 4          (6.76)%     (0.18)%      (2.91)%     (4.61)%      8.62%
----------------------------------------------------------------------------------------
  Class C without load 4       (5.82)%      0.82%       (2.91)%     (4.61)%      8.62%
----------------------------------------------------------------------------------------

     THE PERFORMANCE DATA SHOWN REPRESENTS PAST PERFORMANCE, WHICH IS NOT A GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL
 FLUCTUATE SO THAT INVESTORS' SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN
  THEIR ORIGINAL COST. FUNDS THAT INVEST IN A LIMITED NUMBER OF SECURITIES MAY INVOLVE GREATER RISKS AND MORE PRICE VOLATILITY THAN FUNDS THAT DO NOT LIMIT THE NUMBER OF SECURITIES IN WHICH THEY INVEST. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, WHICH MAY BE LOWER OR HIGHER THAN THAT SHOWN, IS AVAILABLE BY
             CALLING 1.800.433.0051 OR ONLINE AT WWW.PBHGFUNDS.COM.

  COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE PBHG SELECT
       GROWTH FUND - PBHG CLASS VERSUS THE RUSSELL 3000(R) GROWTH INDEX,
        THE S&P 500 INDEX AND THE LIPPER MUTLI-CAP GROWTH FUNDS AVERAGE



                                         [LINE CHART OMITTED, PLOT POINTS FOLLOWS

                                                  RUSSELL 3000              S&P 500          LIPPER MULTI-CAP GROWTH
                 PBHG SELECT GROWTH-PBHG CLASS    GROWTH INDEX 5             INDEX 5                FUNDS AVERAGE 6
4/5/95                      10000                     10000                  10000                    10000
4/30/95                     10210                     10000                  10189                    10000
5/31/95                     10620                     10328                  10596                    10278
6/30/95                     11930                     10756                  10842                    10997
7/31/95                     13680                     11243                  11202                    11791
8/31/95                     14240                     11268                  11230                    11922
9/30/95                     14850                     11757                  11704                    12315
10/31/95                    15300                     11705                  11662                    12114
11/30/95                    15690                     12166                  12174                    12546
12/31/95                    15836                     12255                  12409                    12528
1/31/96                     16184                     12614                  12831                    12690
2/29/96                     17382                     12878                  12950                    13165
3/31/96                     17690                     12918                  13075                    13236
4/30/96                     19206                     13324                  13267                    14005
5/31/96                     20804                     13813                  13609                    14515
6/30/96                     20015                     13733                  13661                    14065
7/31/96                     18059                     12838                  13058                    12853
8/31/96                     19257                     13230                  13333                    13496
9/30/96                     21562                     14164                  14084                    14529
10/31/96                    20322                     14179                  14472                    14405
11/30/96                    20793                     15179                  15566                    15111
12/31/96                    20269                     14937                  15258                    14842
1/31/97                     20765                     15919                  16211                    15639
2/28/97                     18324                     15731                  16338                    14925
3/31/97                     16461                     14857                  15667                    14037
4/30/97                     16927                     15743                  16602                    14376
5/31/97                     19203                     16978                  17613                    15807
6/30/97                     19979                     17649                  18402                    16436
7/31/97                     21852                     19147                  19866                    18066
8/31/97                     20765                     18184                  18753                    17662
9/30/97                     22804                     19136                  19780                    18824
10/31/97                    21231                     18382                  19120                    18035
11/30/97                    20600                     19037                  20005                    18004
12/31/97                    21655                     19230                  20348                    18152
1/31/98                     21221                     19725                  20573                    18245
2/28/98                     23383                     21232                  22057                    19801
3/31/98                     24987                     22083                  23187                    20842
4/30/98                     24935                     22372                  23420                    21128
5/31/98                     23476                     21645                  23017                    20234
6/30/98                     26466                     22872                  23952                    21499
7/31/98                     24325                     22565                  23697                    20936
8/31/98                     19596                     19029                  20271                    17303
9/30/98                     21490                     20526                  21570                    18805
10/31/98                    20196                     22130                  23324                    19770
11/30/98                    21707                     23816                  24738                    21468
12/31/98                    25773                     25964                  26163                    24278
1/31/99                     26115                     27462                  27257                    26036
2/28/99                     23745                     26115                  26410                    24599
3/31/99                     26829                     27459                  27467                    26350
4/30/99                     25897                     27659                  28531                    26888
5/31/99                     24790                     26875                  27857                    26277
6/30/99                     26942                     28722                  29403                    28238
7/31/99                     26363                     27811                  28485                    27718
8/31/99                     28318                     28157                  28344                    27948
9/30/99                     29157                     27642                  27567                    28091
10/31/99                    35023                     29633                  29311                    30155
11/30/99                    44490                     31333                  29907                    33059
12/31/99                    67241                     34746                  31668                    38851
1/31/2000                   70543                     33210                  30077                    37744
2/29/2000                  101120                     35285                  29508                    43923
3/31/2000                   91437                     37281                  32395                    43769
4/30/2000                   71213                     35363                  31420                    39821
5/31/2000                   63034                     33492                  30776                    37125
6/30/2000                   86290                     36149                  31534                    41231
7/31/2000                   83575                     34531                  31041                    40130
8/31/2000                   97524                     37691                  32969                    44424
9/30/2000                   89239                     34239                  31229                    42145
10/31/2000                  77124                     32538                  31097                    39246
11/30/2000                  51729                     27668                  28645                    32704
12/31/2000                  50732                     26957                  28785                    33171
1/31/2001                   52922                     28842                  29807                    34296
2/28/2001                   40987                     24012                  27089                    28843
3/31/2001                   32706                     21430                  25373                    25523
4/30/2001                   37677                     24134                  27344                    28624
5/31/2001                   37369                     23846                  27528                    28363
6/30/2001                   37246                     23387                  26858                    27952
7/31/2001                   33887                     22704                  26593                    26569
8/31/2001                   30072                     20876                  24928                    24257
9/30/2001                   25815                     18706                  22915                    21016
10/31/2001                  27341                     19738                  23352                    22321
11/30/2001                  30220                     21618                  25144                    24643
12/31/2001                  30011                     21667                  25364                    25064
1/31/2002                   28510                     21257                  24994                    24410
2/28/2002                   26639                     20342                  24512                    22992
3/31/2002                   27981                     21116                  25434                    24213
4/30/2002                   26492                     19480                  23892                    22784
5/31/2002                   25286                     18959                  23716                    22123
6/30/2002                   23243                     17216                  22026                    20095
7/31/2002                   21078                     16152                  20309                    18346
8/31/2002                   20401                     16197                  20443                    18279
9/30/2002                   19195                     14549                  18221                    16809
10/31/2002                  20598                     15845                  19825                    18102
11/30/2002                  21312                     16749                  20992                    19280
12/31/2002                  19823                     15592                  19758                    17813
1/31/2003                   18937                     15211                  19240                    17622
2/28/2003                   18986                     15120                  18952                    17450
3/31/2003                   19331                     15398                  19136                    17737
4/30/2003                   20672                     16556                  20712                    19084
5/31/2003                   22161                     17449                  21803                    20467
6/30/2003                   22087                     17696                  22082                    20787
7/31/2003                   23379                     18198                  22472                    21483
8/31/2003                   24868                     18689                  22909                    22278
9/30/2003                   23908                     18468                  22666                    21812
10/31/2003                  25963                     19546                  23948                    23391
11/30/2003                  26529                     19783                  24159                    23775
12/31/2003                  25815                     20422                  25426                    24184
1/31/2004                   26418                     20888                  25892                    24793
2/29/2004                   26037                     21008                  26252                    24982
3/31/2004                   25729                     20656                  25856                    24867
4/30/2004                   25126                     20353                  25451                    24007
5/31/2004                   26246                     20734                  25800                    24597
6/30/2004                   26197                     21026                  26302                    25121
7/31/2004                   23366                     19779                  25431                    23373
8/31/2004                   23059                     19656                  25534                    23052
9/30/2004                  $24351                    $19913                 $25810                   $23928

1 The PBHG Select Growth Fund's total return is based on net change in NAV, assuming reinvestment of distributions. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. For performance information regarding other share classes please consult your financial advisor. The returns shown reflect past fee waiver and/or expense reimbursements in effect for that period; absent fee waivers and expense reimbursements, performance would have been lower. Investors considering the PBHG Select Growth Fund should have a long-term investment horizon. Diversification does not assure a profit or protect against a loss in declining markets. This information should be preceded or accompanied by a prospectus. The prospectus contains important information, including information about the fund's investment objective, risks, charges and expenses and should be read carefully and considered before investing. Prior to April 1, 2003 the PBHG Select Growth Fund was named the PBHG Select Equity Fund. Effective May 3, 2004, Mr. Chodaczek joined Mr. Sutton as co-manager of the Select Growth Fund.
2 The six month return has not been annualized.
3 The PBHG Select Growth Fund-PBHG Class commenced operations on April 5, 1995. 4 The PBHG Select Growth Fund-Class A and C shares commenced operations on
  September 30, 2003. The returns shown for Class A and C shares prior to their inception date are based on the historical performance of the Fund's PBHG Class shares adjusted to reflect applicable sales charges and the higher service and distribution fees (12b-1) applicable to the Class A and C shares as noted below. Performance without load assumes that no front-end or contingent deferred sales charge applied or the investment was not redeemed. Performance with load assumes that a front-end or contingent deferred sales charge applied to the extent applicable. The Fund offers Class A, Class C and PBHG Class shares. Class A shares have a current maximum up-front sales charge of 5.75% and are subject to an annual service fee of 0.25%. Class C shares are subject to an aggregate annual distribution and service fee of 1.00% and will be subject to a contingent deferred sales charge of 1.00% if redeemed within the first 12 months. The average annual total returns of the Class A and Class C, with loads, from their inception date to September 30, 2004 were (4.27)% and (0.18)%, respectively. The average annual total returns of the Class A and Class C, without loads, from their inception date to September 30, 2004 were 1.60% and 0.82%, respectively.
5 For more information on the Russell 3000(R) Growth Index and S&P 500 Index
  please see the PBHG Funds Disclosure Notes on page 111.
6 The chart assumes $10,000 invested in the Lipper Multi-Cap Growth Funds
  Average at April 30, 1995. For more information on the Lipper Multi-Cap Growth Funds Average please see the PBHG Funds Disclosure Notes on page 111.
7 For more information on the Investment Focus and Top Ten Holdings please see the PBHG Funds Disclosure Notes on page 112.

SECTOR WEIGHTINGS AT SEPTEMBER 30, 2004

[PIE CHART OMITTED, PLOT POINTS FOLLOWS]

CASH                             4%
CONSUMER CYCLICAL               12%
FINANCIAL                        4%
HEALTH CARE                     32%
INDUSTRIAL                       7%
INVESTMENT COMPANY               3%
SERVICES                        13%
TECHNOLOGY                      24%
TRANSPORTATION                   1%

% of Total Portfolio Investments



TOP TEN COMMON STOCK HOLDINGS AT SEPTEMBER 30, 2004 7

Gilead Sciences                                   6.1%
Qualcomm                                          6.1%
Harman International Industries                   6.0%
Coach                                             5.6%
Yahoo                                             5.5%
Autodesk                                          4.8%
Boston Scientific                                 4.6%
Kinetic Concepts                                  4.4%
Countrywide Financial                             4.3%
Corporate Executive Board                         4.3%
------------------------------------------------------
Combined Top Ten Common Stock Holdings as a %
of  Total Portfolio Investments in Common Stock  51.7%

                                                                      PBHG FUNDS

                                                         PBHG SELECT GROWTH FUND

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                            As of September 30, 2004 (UNAUDITED)

                                                     Market
Description                           Shares      Value (000)
--------------------------------------------------------------------------------
COMMON STOCK -- 93.1%
CONSUMER CYCLICAL -- 12.5%
APPAREL MANUFACTURERS -- 5.2%
Coach*                                243,600    $     10,334
                                                 ------------
                                                       10,334
--------------------------------------------------------------------------------
AUDIO/VIDEO PRODUCTS -- 5.6%
Harman International Industries       104,100          11,217
                                                 ------------
                                                       11,217
--------------------------------------------------------------------------------
RADIO -- 1.7%
XM Satellite Radio Holdings, Cl A*    109,100           3,384
                                                 ------------
                                                        3,384
                                                 ------------
TOTAL CONSUMER CYCLICAL (COST $15,557)                 24,935
                                                 ------------
--------------------------------------------------------------------------------
FINANCIAL -- 4.1%
FINANCE-MORTGAGE LOAN/BANKER -- 4.1%
Countrywide Financial                 204,400           8,051
                                                 ------------
                                                        8,051
                                                 ------------
TOTAL FINANCIAL (COST $7,266)                           8,051
                                                 ------------
--------------------------------------------------------------------------------
HEALTH CARE -- 31.8%
DENTAL SUPPLIES & EQUIPMENT -- 2.6%
Align Technology*                     335,400           5,125
                                                 ------------
                                                        5,125
--------------------------------------------------------------------------------
HOSPITAL BEDS/EQUIPMENT -- 4.1%
Kinetic Concepts*                     156,200           8,208
                                                 ------------
                                                        8,208
--------------------------------------------------------------------------------
MEDICAL INSTRUMENTS -- 4.3%
Boston Scientific*                    216,300           8,594
                                                 ------------
                                                        8,594
--------------------------------------------------------------------------------
MEDICAL LABS & TESTING SERVICES -- 3.6%
Covance*                              178,600           7,139
                                                 ------------
                                                        7,139
--------------------------------------------------------------------------------
MEDICAL PRODUCTS -- 2.0%
Zimmer Holdings*                       52,000           4,110
                                                 ------------
                                                        4,110
--------------------------------------------------------------------------------
MEDICAL-BIOMEDICAL/GENETIC -- 1.5%
Martek Biosciences*                    60,800           2,957
                                                 ------------
                                                        2,957
--------------------------------------------------------------------------------
OPTICAL SUPPLIES -- 2.5%
Advanced Medical Optics*              126,500           5,006
                                                 ------------
                                                        5,006
--------------------------------------------------------------------------------
THERAPEUTICS -- 11.2%
Eyetech Pharmaceuticals*              187,300           6,366
Gilead Sciences*                      304,200          11,371
Onyx Pharmaceuticals*                 108,158           4,652
                                                 ------------
                                                       22,389
                                                 ------------
TOTAL HEALTH CARE (COST $57,049)                       63,528
                                                 ------------
--------------------------------------------------------------------------------

                                                     Market
Description                           Shares      Value (000)
--------------------------------------------------------------------------------

ELECTRIC PRODUCTS-MISCELLANEOUS -- 2.2%
Ametek                                143,900    $      4,363
                                                 ------------
                                                        4,363
--------------------------------------------------------------------------------
ELECTRONIC MEASURING INSTRUMENTS -- 2.5%
Flir Systems*                          85,100           4,978
                                                 ------------
                                                        4,978
--------------------------------------------------------------------------------
TOOLS-HAND HELD -- 1.9%
Black & Decker                         50,000           3,872
                                                 ------------
                                                        3,872
                                                 ------------
TOTAL INDUSTRIAL (COST $12,927)                        13,213
                                                 ------------
--------------------------------------------------------------------------------
SERVICES -- 12.9%
COMPUTER SERVICES -- 3.0%
Cognizant Technology Solutions*       199,500           6,087
                                                 ------------
                                                        6,087
--------------------------------------------------------------------------------
CONSULTING SERVICES -- 4.0%
Corporate Executive Board             129,900           7,955
                                                 ------------
                                                        7,955
--------------------------------------------------------------------------------
E-COMMERCE/SERVICES -- 3.8%
eBay*                                  81,800           7,521
                                                 ------------
                                                        7,521
--------------------------------------------------------------------------------
SCHOOLS -- 2.1%
Apollo Group, Cl A*                    56,850           4,171
                                                 ------------
                                                        4,171
                                                 ------------
TOTAL SERVICES (COST $21,691)                          25,734
                                                 ------------
--------------------------------------------------------------------------------
TECHNOLOGY -- 24.2%
CELLULAR TELECOMMUNICATIONS -- 2.9%
Nextel Communications, Cl A*          243,100           5,795
                                                 ------------
                                                        5,795
--------------------------------------------------------------------------------
COMPUTER AIDED DESIGN -- 4.4%
Autodesk                              181,900           8,846
                                                 ------------
                                                        8,846
--------------------------------------------------------------------------------
ELECTRONIC COMPONENTS-SEMICONDUCTORS-- 1.5%
Intel                                 146,400           2,937
                                                 ------------
                                                        2,937
--------------------------------------------------------------------------------
NETWORKING PRODUCTS -- 4.6%
Anixter International                  56,000           1,965
Juniper Networks*                     304,100           7,177
                                                 ------------
                                                        9,142
--------------------------------------------------------------------------------
WEB PORTALS/ISP -- 5.1%
Yahoo*                                303,700          10,298
                                                 ------------
                                                       10,298
--------------------------------------------------------------------------------
WIRELESS EQUIPMENT -- 5.7%
Qualcomm                              290,600          11,345
                                                 ------------
                                                       11,345
                                                 ------------
TOTAL TECHNOLOGY (COST $36,467)                        48,363
                                                 ------------
--------------------------------------------------------------------------------

     PBHG FUNDS

 PBHG SELECT GROWTH FUND

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
As of September 30, 2004 (UNAUDITED)

                                     Shares/Face       Market
Description                         Amount (000)     Value (000)
--------------------------------------------------------------------------------
TRANSPORTATION -- 1.0%
TRANSPORT-SERVICES -- 1.0%
UTI Worldwide                          34,800    $      2,047
                                                 ------------
                                                        2,047
                                                 ------------
TOTAL TRANSPORTATION (COST $1,901)                      2,047
                                                 ------------
TOTAL COMMON STOCK (COST $152,858)                    185,871
                                                 ------------
--------------------------------------------------------------------------------
INVESTMENT COMPANY -- 3.5%
INDEX FUND-SMALL CAP -- 3.5%
Nasdaq-100 Index Tracking Stock*      199,000           6,995
                                                 ------------
                                                        6,995
                                                 ------------
TOTAL INVESTMENT COMPANY (COST $6,998)                  6,995
                                                 ------------
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 4.0%
Morgan Stanley
   1.70%, dated 09/30/04, to be
   repurchased on 10/01/04, repurchase
   price $8,034,788 (collateralized by
   U.S. Government Obligations, par value
   $8,275,000, 0.00%, 03/16/05;
   total market value $8,196,388)(A)   $8,034           8,034
                                                 ------------
TOTAL REPURCHASE AGREEMENT (COST $8,034)                8,034
                                                 ------------
TOTAL INVESTMENTS-- 100.6% (COST $167,890)            200,900
                                                 ------------
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (0.6)%
Receivable for Investment Securities Sold               5,863
Payable for Administration Fees                           (24)
Payable for Investment Advisory Fees                     (138)
Payable for Investment Securities Purchased            (6,688)
Other Assets and Liabilities, Net                        (226)
                                                 ------------
TOTAL OTHER ASSETS AND LIABILITIES                     (1,213)
                                                 ------------
NET ASSETS-- 100.0%                               $   199,687
                                                 ------------
--------------------------------------------------------------------------------
NET ASSETS:
Paid-in-capital ($0.001 par value)                 $1,368,749
Accumulated net investment loss                        (1,413)
Accumulated net realized loss on investments       (1,200,659)
Unrealized appreciation on investments                 33,010
                                                 ------------
NET ASSETS-- 100.0%                               $   199,687
                                                 ------------


Description
--------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- PBHG CLASS
   ($199,585,991/10,084,414 SHARES)                    $19.79
                                                 ------------
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE -- CLASS A
   ($50,792/2,573 SHARES)                              $19.74
                                                 ------------
MAXIMUM OFFERING
   PRICE PER SHARE -- CLASS A
   ($19.74/94.25%)                                     $20.94
                                                 ------------
NET ASSET VALUE AND OFFERING
   PRICE PER SHARE -- CLASS C+
   ($50,411/2,573 SHARES)                              $19.59
                                                 ------------

* Non-income producing security.
+ Class C shares have a contingent deferred sales charge. For a description of a possible sales charge, please see the Fund's prospectus.
(A) -- Tri-party repurchase agreement
Cl -- Class
Cost figures are shown with "000's" omitted.

The accompanying notes are an integral part of the financial statements.

                                                                      PBHG FUNDS

                                               PBHG STRATEGIC SMALL COMPANY FUND

                                   PBHG STRATEGIC SMALL COMPANY FUND (UNAUDITED)

           INVESTMENT FOCUS 7
                STYLE

    VALUE       BLEND     GROWTH                   M
|-----------|-----------|----------|               A
|           |           |          |               R
|           |           |          |               K
|           |           |          |  Large        E
|           |           |          |               T
|           |           |          |
|-----------|-----------|----------|               C
|           |           |          |               A
|           |           |          |               P
|           |           |          |  Medium       I
|           |           |          |               T
|           |           |          |               A
|-----------|-----------|----------|               L
|           |           |          |               I
|           |           |          |               Z
|           |           |     X    |  Small        A
|           |           |          |               T
|           |           |          |               I
|-----------|-----------|----------|               O
                                                   N
Source: Liberty Ridge Capital, Inc.



                   AVERAGE ANNUAL TOTAL RETURN 1 AS OF SEPTEMBER 30, 2004
----------------------------------------------------------------------------------------
                                            One      Annualized  Annualized  Annualized
                                 6          Year       3 Year      5 Year     Inception
                              Months 2     Return      Return      Return      to Date
----------------------------------------------------------------------------------------
  PBHG Class 3                 (7.09)%       4.95%       5.03%       4.91%       8.02%
----------------------------------------------------------------------------------------
  Advisor Class 4              (7.19)%       4.72%       4.78%       4.65%       7.76%
----------------------------------------------------------------------------------------
  Class A with load 5         (12.56)%      (1.32)%      2.81%       3.46%       6.86%
----------------------------------------------------------------------------------------
  Class A without load 5       (7.25)%       4.71%       4.85%       4.70%       7.67%
----------------------------------------------------------------------------------------
  Class C with load 5          (8.50)%       2.89%       3.98%       3.86%       6.83%
----------------------------------------------------------------------------------------
  Class C without load 5       (7.58)%       3.89%       3.98%       3.86%       6.83%
----------------------------------------------------------------------------------------

     THE PERFORMANCE DATA SHOWN REPRESENTS PAST PERFORMANCE, WHICH IS NOT A GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL
 FLUCTUATE SO THAT INVESTORS' SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN
   THEIR ORIGINAL COST. FUNDS THAT INVEST IN SMALLER CAPITALIZATION COMPANIES INVOLVE GREATER RISK AND PRICE VOLATILITY THAN FUNDS THAT INVEST IN LARGER, MORE
 ESTABLISHED COMPANIES. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END,
     WHICH MAY BE LOWER OR HIGHER THAN THAT SHOWN, IS AVAILABLE BY CALLING
                 1.800.433.0051 OR ONLINE AT WWW.PBHGFUNDS.COM.


      COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE PBHG STRATEGIC SMALL COMPANY FUND - PBHG CLASS VERSUS THE RUSSELL 2000(R) INDEX AND
                   THE LIPPER SMALL-CAP GROWTH FUNDS AVERAGE

                                         [LINE CHART OMITTED, PLOT POINTS FOLLOWS]

                               PBHG STRATEGIC                  RUSSELL 2000              LIPPER SMALL-CAP GROWTH
                        SMALL COMPANY FUND-PBHG CLASS            INDEX 6                     FUNDS AVERAGE 6
12/31/96                            10000                         10000                            10000
1/31/97                             10120                         10200                            10273
2/28/97                              9350                          9952                             9670
3/31/97                              8860                          9483                             9038
4/30/97                              8750                          9509                             8926
5/31/97                             10270                         10567                            10141
6/30/97                             11130                         11020                            10721
7/31/97                             12170                         11533                            11463
8/31/97                             12410                         11797                            11675
9/30/97                             13440                         12660                            12623
10/31/97                            12820                         12104                            11987
11/30/97                            12520                         12026                            11753
12/31/97                            12567                         12236                            11807
1/31/98                             12502                         12043                            11663
2/28/98                             13439                         12933                            12630
3/31/98                             13870                         13467                            13274
4/30/98                             13999                         13541                            13387
5/31/98                             12922                         12812                            12513
6/30/98                             13073                         12839                            12808
7/31/98                             12244                         11800                            11937
8/31/98                              9466                          9508                             9388
9/30/98                             10004                         10252                            10086
10/31/98                            10381                         10671                            10523
11/30/98                            11501                         11230                            11381
12/31/98                            12835                         11924                            12582
1/31/99                             13105                         12083                            12928
2/28/99                             11957                         11104                            11783
3/31/99                             11856                         11278                            12289
4/30/99                             12092                         12288                            12911
5/31/99                             12576                         12468                            13060
6/30/99                             13937                         13032                            14218
7/31/99                             13960                         12674                            14187
8/31/99                             14083                         12205                            14008
9/30/99                             14308                         12208                            14368
10/31/99                            14815                         12257                            15137
11/30/99                            16209                         12989                            17052
12/31/99                            19482                         14459                            20164
1/31/2000                           19188                         14227                            20002
2/29/2000                           24796                         16577                            24809
3/31/2000                           23682                         15484                            23561
4/30/2000                           21514                         14552                            21033
5/31/2000                           20559                         13704                            19352
6/30/2000                           24625                         14898                            22507
7/31/2000                           22898                         14419                            21100
8/31/2000                           26265                         15519                            23503
9/30/2000                           26008                         15063                            22610
10/31/2000                          24331                         14391                            21093
11/30/2000                          19727                         12913                            17450
12/31/2000                          21799                         14022                            18937
1/31/2001                           22342                         14752                            19556
2/28/2001                           19024                         13785                            16926
3/31/2001                           17279                         13110                            15304
4/30/2001                           19353                         14136                            17231
5/31/2001                           20039                         14483                            17600
6/30/2001                           20425                         14983                            18105
7/31/2001                           19496                         14172                            17051
8/31/2001                           18509                         13715                            16027
9/30/2001                           15691                         11868                            13571
10/31/2001                          17093                         12563                            14657
11/30/2001                          18466                         13536                            15824
12/31/2001                          19624                         14371                            16791
1/31/2002                           18938                         14222                            16282
2/28/2002                           17579                         13832                            15232
3/31/2002                           19124                         14943                            16408
4/30/2002                           18537                         15080                            15953
5/31/2002                           17450                         14410                            15157
6/30/2002                           16177                         13695                            14070
7/31/2002                           13603                         11627                            12098
8/31/2002                           13688                         11597                            12096
9/30/2002                           12673                         10764                            11311
10/31/2002                          13302                         11110                            11780
11/30/2002                          14361                         12101                            12660
12/31/2002                          13088                         11427                            11837
1/31/2003                           12730                         11111                            11544
2/28/2003                           12258                         10775                            11210
3/31/2003                           12473                         10914                            11394
4/30/2003                           13703                         11949                            12333
5/31/2003                           15190                         13231                            13527
6/30/2003                           15662                         13471                            13907
7/31/2003                           16764                         14313                            14753
8/31/2003                           17736                         14970                            15572
9/30/2003                           17322                         14693                            15190
10/31/2003                          18981                         15927                            16571
11/30/2003                          19753                         16492                            17093
12/31/2003                          19267                         16827                            17086
1/31/2004                           19939                         17558                            17807
2/29/2004                           19767                         17715                            17786
3/31/2004                           19567                         17881                            17757
4/30/2004                           18437                         16969                            16848
5/31/2004                           19067                         17239                            17157
6/30/2004                           19496                         17965                            17668
7/31/2004                           17765                         16755                            16157
8/31/2004                           17164                         16669                            15656
9/30/2004                          $18180                        $17452                           $16571

1 The PBHG Strategic Small Company Fund's total return is based on net change in NAV, assuming reinvestment of distributions. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. For performance information regarding other share classes please consult your financial advisor. The returns shown reflect fee waivers and/or expense reimbursements in effect for the period; absent fee waivers and expense reimbursements, performance may have been lower. Investors considering the PBHG Strategic Small Company Fund should have a long-term investment horizon. Diversification does not assure a profit or protect against a loss in declining markets. This information should be preceded or accompanied by a prospectus. The prospectus contains important information, including information about the fund's investment objective, risks, charges and expenses and should be read carefully and considered before investing.
2 The six month return has not been annualized.
3 The PBHG Strategic Small Company Fund-PBHG Class commenced operations on
  December 31, 1996.
4 The performance shown for the Advisor Class prior to its inception on August
  31, 2002, is based on the historical performance of the PBHG Class shares adjusted to reflect the 0.25% service (12b-1) fee applicable to the Advisor Class shares as noted below. The Fund's Advisor Class shares and PBHG Class shares would have similar returns because both classes are invested in the same portfolio of securities. Therefore, the performance of the two share classes will differ only to the extent they have different expenses. The average annual total return of the Advisor Class from its inception date to September 30, 2004 was 14.31%. Advisor Class shares are only available to certain eligible investors. Please see the appropriate prospectus and statement of additional information for a more complete explanation.
5 The PBHG Strategic Small Company Fund-Class A and C shares commenced operations on July 31, 2003. The returns shown for Class A and C shares prior to their inception date are based on the historical performance of the Fund's PBHG Class shares adjusted to reflect applicable sales charges and the higher service and distribution fees (12b-1) applicable to the Class A and C shares as noted below. Performance without load assumes that no front-end or contingent deferred sales charge applied or the investment was not redeemed. Performance with load assumes that a front-end or contingent deferred sales charge applied to the extent applicable. The Fund offers Class A, Class C, PBHG Class and Advisor Class shares. Class A shares have a current maximum up-front sales charge of 5.75% and are subject to an annual service fee of 0.25%. Class C shares are subject to an aggregate annual distribution and service fee of 1.00% and will be subject to a contingent deferred sales charge of 1.00% if redeemed within the first 12 months. The average annual total returns of the Class A and Class C, with loads, from their inception date to September 30, 2004 were 1.58% and 6.11%, respectively. The average annual total returns of the Class A and Class C, without loads, from their inception date to September 30, 2004 were 6.91% and 6.11%, respectively.
6 For more information on the Russell 2000(R) Index and the Lipper Small-Cap
  Growth Funds Average please see the PBHG Funds Disclosure Notes on page 111.
7 For more information on the Investment Focus and Top Ten Holdings please see the PBHG Funds Disclosure Notes on page 112.

SECTOR WEIGHTINGS AT SEPTEMBER 30, 2004

[PIE CHART OMITTED, PLOT POINTS FOLLOWS]

BASIC MATERIALS                      3%
CASH                                 4%
CONSUMER CYCLICAL                   22%
CONSUMER NON-CYCLICAL                1%
ENERGY                               6%
FINANCIAL                           12%
HEALTH CARE                         14%
INDUSTRIAL                           7%
SERVICES                             8%
TECHNOLOGY                          22%
UTILITIES                            1%

% of Total Portfolio Investments


TOP TEN COMMON STOCK HOLDINGS AT SEPTEMBER 30, 2004 7

Urban Outfitters                                  1.7%
Ceradyne                                          1.6%
Cognizant Technology Solutions                    1.4%
Gen-Probe                                         1.3%
Meristar Hospitality                              1.2%
Red Robin Gourmet Burgers                         1.2%
Scansource                                        1.2%
Marvell Technology Group                          1.1%
American Healthways                               1.1%
Collegiate Funding Services LLC                   1.1%
------------------------------------------------------
Combined Top Ten Common Stock Holdings as a %
of  Total Portfolio Investments in Common Stock  12.9%

            PBHG FUNDS

 PBHG STRATEGIC SMALL COMPANY FUND

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
As of September 30, 2004 (UNAUDITED)

                                                     Market
Description                           Shares      Value (000)
--------------------------------------------------------------------------------
OMMON STOCK -- 95.5%
BASIC MATERIALS -- 2.6%
ADVANCED MATERIALS/PRODUCTS -- 1.6%
Ceradyne*                              20,000    $        878
                                                 ------------
                                                          878
--------------------------------------------------------------------------------
CHEMICALS-DIVERSIFIED -- 1.0%
Olin                                   29,000             580
                                                 ------------
                                                          580
                                                 ------------
TOTAL BASIC MATERIALS (COST $647)                       1,458
                                                 ------------
--------------------------------------------------------------------------------
CONSUMER CYCLICAL -- 21.5%
APPAREL MANUFACTURERS -- 0.5%
Carter's*                              10,600             294
                                                 ------------
                                                          294
--------------------------------------------------------------------------------
AUDIO/VIDEO PRODUCTS -- 0.2%
Tivo*                                  17,800             118
                                                 ------------
                                                          118
--------------------------------------------------------------------------------
BUILDING -- RESIDENTIAL/COMMERCIAL - 0.8%
Orleans Homebuilders*                  19,600             441
                                                 ------------
                                                          441
--------------------------------------------------------------------------------
CABLE TV -- 0.9%
Insight Communications*                17,300             152
Mediacom Communications*               55,000             359
                                                 ------------
                                                          511
--------------------------------------------------------------------------------
CASINO SERVICES -- 0.8%
Shuffle Master*                        11,500             431
                                                 ------------
                                                          431
--------------------------------------------------------------------------------
DISTRIBUTION/WHOLESALE -- 1.6%
Scansource*                             9,800             625
SCP Pool                               11,250             301
                                                 ------------
                                                          926
--------------------------------------------------------------------------------
E-COMMERCE/PRODUCTS -- 0.3%
Overstock.com*                          5,000             184
                                                 ------------
                                                          184
--------------------------------------------------------------------------------
FOOTWEAR & RELATED APPAREL -- 0.6%
Deckers Outdoor*                       10,000             340
                                                 ------------
                                                          340
--------------------------------------------------------------------------------
HOTELS & MOTELS -- 0.5%
Jameson Inns*                         148,700             265
                                                 ------------
                                                          265
--------------------------------------------------------------------------------
MULTIMEDIA -- 0.6%
Entravision Communications, Cl A*      48,000             365
                                                 ------------
                                                          365
--------------------------------------------------------------------------------
PUBLISHING-BOOKS -- 0.9%
Scholastic*                            16,100             497
                                                 ------------
                                                          497
--------------------------------------------------------------------------------



                                                     Market
Description                           Shares      Value (000)
--------------------------------------------------------------------------------
PUBLISHING-NEWSPAPERS -- 0.6%
Journal Register*                      16,600    $        314
                                                 ------------
                                                          314
--------------------------------------------------------------------------------
RADIO -- 2.1%
Emmis Communications, Cl A*            18,900             341
Radio One, Cl A*                       21,800             312
Spanish Broadcasting System, Cl A*     54,400             535
                                                 ------------
                                                        1,188
--------------------------------------------------------------------------------
RETAIL-APPAREL/SHOE -- 4.1%
Aeropostale*                            8,500             223
Charming Shoppes*                      20,000             142
Jos A. Bank Clothiers*                 15,625             432
Kenneth Cole Productions, Cl A          3,900             110
Mothers Work*                           7,000             102
Too*                                   21,800             394
Urban Outfitters*                      27,500             946
                                                 ------------
                                                        2,349
--------------------------------------------------------------------------------
RETAIL-CATALOG SHOPPING -- 0.6%
MSC Industrial Direct                  10,000             341
                                                 ------------
                                                          341
--------------------------------------------------------------------------------
RETAIL-GARDENING PRODUCTS -- 0.8%
Tractor Supply*                        15,000             472
                                                 ------------
                                                          472
--------------------------------------------------------------------------------
RETAIL-MUSIC STORE -- 0.7%
Guitar Center*                          8,500             368
                                                 ------------
                                                          368
--------------------------------------------------------------------------------
RETAIL-RESTAURANTS -- 1.9%
PF Chang's China Bistro*                9,000             436
Red Robin Gourmet Burgers*             15,000             655
                                                 ------------
                                                        1,091
--------------------------------------------------------------------------------
RETAIL-SPORTING GOODS -- 1.2%
Dick's Sporting Goods*                 12,500             445
Gander Mountain*                       12,600             252
                                                 ------------
                                                          697
--------------------------------------------------------------------------------
TELEVISION -- 0.9%
Lin TV, Cl A*                           6,300             123
Sinclair Broadcast Group, Cl A         55,000             401
                                                 ------------
                                                          524
--------------------------------------------------------------------------------
TOYS -- 0.9%
Jakks Pacific*                         10,000             230
Leapfrog Enterprises*                  15,200             308
                                                 ------------
                                                          538
                                                 ------------
TOTAL CONSUMER CYCLICAL (COST $9,954)                  12,254
                                                 ------------
--------------------------------------------------------------------------------
CONSUMER NON-CYCLICAL -- 0.5%
BEVERAGES-NON-ALCOHOLIC -- 0.4%
Hansen Natural*                         9,000             217
                                                 ------------
                                                          217
--------------------------------------------------------------------------------

                                                                      PBHG FUNDS

                                               PBHG STRATEGIC SMALL COMPANY FUND

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                            As of September 30, 2004 (UNAUDITED)

                                                     Market
Description                            Shares     Value (000)
--------------------------------------------------------------------------------

OOD-FLOUR & GRAIN -- 0.1%
MGP Ingredients                         6,500    $         64
                                                 ------------
                                                           64
                                                 ------------
TOTAL CONSUMER NON-CYCLICAL (COST $334)                   281
                                                 ------------
--------------------------------------------------------------------------------
ENERGY -- 5.7%
OIL & GAS DRILLING -- 0.6%
Atlas America*                          3,100              68
Atwood Oceanics*                        5,900             280
                                                 ------------
                                                          348
--------------------------------------------------------------------------------
OIL COMPANIES-EXPLORATION & PRODUCTION-- 1.9%
Meridian Resource*                     31,200             275
Range Resources                         8,800             154
Southwestern Energy*                    7,500             315
Stone Energy*                           3,100             136
Vintage Petroleum                       9,700             195
                                                 ------------
                                                        1,075
--------------------------------------------------------------------------------
OIL FIELD MACHINERY & EQUIPMENT -- 1.1%
Grant Prideco*                          7,700             158
Lone Star Technologies*                12,800             484
                                                 ------------
                                                          642
--------------------------------------------------------------------------------
OIL REFINING & MARKETING -- 0.7%
Frontier Oil                           15,800             373
                                                 ------------
                                                          373
--------------------------------------------------------------------------------
OIL-FIELD SERVICES -- 1.4%
CAL Dive International*                 6,400             228
Core Laboratories*                     13,800             339
W-H Energy Services*                   10,500             218
                                                 ------------
                                                          785
                                                 ------------
TOTAL ENERGY (COST $2,034)                              3,223
                                                 ------------
--------------------------------------------------------------------------------
FINANCIAL -- 11.5%
COMMERCIAL BANKS-CENTRAL US -- 1.2%
Bank Mutual                            23,483             282
PrivateBancorp                         15,000             404
                                                 ------------
                                                          686
--------------------------------------------------------------------------------
COMMERCIAL BANKS-EASTERN US -- 0.5%
Bancorp Bank*                           2,500              51
Signature Bank*                         9,600             257
                                                 ------------
                                                          308
--------------------------------------------------------------------------------
FINANCE-CONSUMER LOANS -- 1.6%
Collegiate Funding Services LLC*       46,200             580
Portfolio Recovery Associates*         11,200             329
                                                 ------------
                                                          909
--------------------------------------------------------------------------------
FINANCE-CREDIT CARD -- 0.5%
Metris*                                29,200             286
                                                 ------------
                                                          286
--------------------------------------------------------------------------------
FINANCE-MORTGAGE LOAN/BANKER -- 0.2%
Accredited Home Lenders Holding*        3,100             119
                                                 ------------
                                                          119
--------------------------------------------------------------------------------



                                                    Market
Description                           Shares      Value (000)
--------------------------------------------------------------------------------
FINANCE-OTHER SERVICES -- 0.3%
Asset Acceptance Capital*               3,000    $         51
eSpeed, Cl A*                          14,000             138
                                                 ------------
                                                          189
--------------------------------------------------------------------------------
INVESTMENT MANAGEMENT/ADVISORY SERVICES-- 0.7%
Affiliated Managers Group*              7,150             383
                                                 ------------
                                                          383
--------------------------------------------------------------------------------
MULTI-LINE INSURANCE -- 0.4%
Allmerica Financial*                    8,200             220
                                                 ------------
                                                          220
--------------------------------------------------------------------------------
PROPERTY/CASUALTY INSURANCE -- 0.6%
Bristol West Holdings                  12,600             216
Procentury*                            12,900             128
                                                 ------------
                                                          344
--------------------------------------------------------------------------------
REAL ESTATE MANAGEMENT/SERVICES -- 0.9%
CB Richard Ellis Group, Cl A*          14,600             337
Trammell Crow*                         11,300             178
                                                 ------------
                                                          515
--------------------------------------------------------------------------------
REINSURANCE -- 0.4%
Odyssey Re Holdings                    10,600             235
                                                 ------------
                                                          235
--------------------------------------------------------------------------------
REITS-HOTELS -- 1.2%
Meristar Hospitality*                 121,700             663
                                                 ------------
                                                          663
--------------------------------------------------------------------------------
REITS-MANUFACTURED HOMES -- 0.2%
Affordable Residential Communities*     7,400             108
                                                 ------------
                                                          108
--------------------------------------------------------------------------------
REITS-MORTGAGE -- 0.9%
HomeBanc*                              46,800             421
Saxon Capital*                          4,100              88
                                                 ------------
                                                          509
--------------------------------------------------------------------------------
REITS-OFFICE PROPERTY -- 0.1%
Government Properties Trust*            6,000              57
                                                 ------------
                                                           57
--------------------------------------------------------------------------------
S&L/THRIFTS -- CENTRAL US - 0.6%
Franklin Bank*                         19,000             324
                                                 ------------
                                                          324
--------------------------------------------------------------------------------
S&L/THRIFTS-EASTERN US -- 1.2%
Brookline Bancorp                      18,860             296
NewAlliance Bancshares                 25,100             360
                                                 ------------
                                                          656
                                                 ------------
TOTAL FINANCIAL (COST $5,805)                           6,511
                                                 ------------
--------------------------------------------------------------------------------
HEALTH CARE -- 13.9%
DENTAL SUPPLIES & EQUIPMENT -- 0.3%
Align Technology*                      10,000             153
                                                 ------------
                                                          153
--------------------------------------------------------------------------------

     PBHG FUNDS

 PBHG STRATEGIC SMALL COMPANY FUND

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
As of September 30, 2004 (UNAUDITED)

                                                    Market
Description                           Shares      Value (000)
--------------------------------------------------------------------------------

Gen-Probe*                             17,500    $        698
Immucor*                                5,000             124
                                                 ------------
                                                          822
--------------------------------------------------------------------------------
DISPOSABLE MEDICAL PRODUCTS -- 0.5%
ICU Medical*                           11,100             289
                                                 ------------
                                                          289
--------------------------------------------------------------------------------
MEDICAL IMAGING SYSTEMS -- 0.6%
Given Imaging Limited*                  6,000             231
Merge Technologies*                     7,500             129
                                                 ------------
                                                          360
--------------------------------------------------------------------------------
MEDICAL INFORMATION SYSTEMS -- 0.5%
Quality Systems*                        6,000             303
                                                 ------------
                                                          303
--------------------------------------------------------------------------------
MEDICAL INSTRUMENTS -- 1.4%
Kensey Nash*                            8,500             223
Kyphon*                                 7,500             186
Ventana Medical Systems*                7,500             378
                                                 ------------
                                                          787
--------------------------------------------------------------------------------
MEDICAL LASER SYSTEMS -- 1.1%
Laserscope*                             5,000             101
LCA-Vision*                            14,000             361
Palomar Medical Technologies*           7,500             164
                                                 ------------
                                                          626
--------------------------------------------------------------------------------
MEDICAL PRODUCTS -- 0.8%
Syneron Medical*                       24,300             431
                                                 ------------
                                                          431
--------------------------------------------------------------------------------
MEDICAL-BIOMEDICAL/GENETIC -- 1.1%
Applera Corp-Celera Genomics Group*    11,600             136
Integra LifeSciences Holdings*          8,500             273
Martek Biosciences*                     4,000             194
                                                 ------------
                                                          603
--------------------------------------------------------------------------------
MEDICAL-DRUGS -- 1.1%
Kos Pharmaceuticals*                    7,500             267
Priority Healthcare*                   10,800             218
Salix Pharmaceuticals*                  7,500             161
                                                 ------------
                                                          646
--------------------------------------------------------------------------------
MEDICAL-GENERIC DRUGS -- 0.3%
Eon Labs*                               8,100             176
                                                 ------------
                                                          176
--------------------------------------------------------------------------------
MEDICAL-HMO -- 1.0%
Centene*                                3,150             134
Coventry Health Care*                   8,500             454
                                                 ------------
                                                          588
--------------------------------------------------------------------------------
MEDICAL-NURSING HOMES -- 0.3%
Genesis HealthCare*                     5,100             155
                                                 ------------
                                                          155
--------------------------------------------------------------------------------



                                                     Market
Description                           Shares      Value (000)
--------------------------------------------------------------------------------
PHYSICAL THERAPY/REHABILITATION CENTERS-- 0.6%
Psychiatric Solutions*                 13,500    $        342
                                                 ------------
                                                          342
--------------------------------------------------------------------------------
PHYSICIAN PRACTICE MANAGEMENT -- 1.9%
American Healthways*                   20,000             582
Matria Healthcare*                     16,500             467
                                                 ------------
                                                        1,049
--------------------------------------------------------------------------------
THERAPEUTICS -- 0.5%
United Therapeutics*                    8,500             297
                                                 ------------
                                                          297
--------------------------------------------------------------------------------
VITAMINS & NUTRITION PRODUCTS -- 0.5%
USANA Health Sciences*                  7,500             261
                                                 ------------
                                                          261
                                                 ------------
TOTAL HEALTH CARE (COST $5,951)                         7,888
                                                 ------------
--------------------------------------------------------------------------------
INDUSTRIAL -- 7.3%
AEROSPACE/DEFENSE -- 1.4%
Armor Holdings*                         8,500             354
Teledyne Technologies*                 18,000             451
                                                 ------------
                                                          805
--------------------------------------------------------------------------------
AEROSPACE/DEFENSE-EQUIPMENT -- 0.4%
Moog, Cl A*                             6,750             245
                                                 ------------
                                                          245
--------------------------------------------------------------------------------
DIVERSIFIED MANUFACTURING OPERATIONS-- 0.7%
Brink's                                12,500             377
                                                 ------------
                                                          377
--------------------------------------------------------------------------------
ELECTRONIC MEASURING INSTRUMENTS -- 1.5%
Axsys Technologies*                     7,500             104
Cyberoptics*                           12,500             193
Faro Technologies*                      7,500             152
Trimble Navigation*                    13,500             427
                                                 ------------
                                                          876
--------------------------------------------------------------------------------
ELECTRONICS-MILITARY -- 0.6%
EDO                                    13,200             366
                                                 ------------
                                                          366
--------------------------------------------------------------------------------
ENGINEERING/R&D SERVICES -- 0.6%
Shaw Group*                            30,100             361
                                                 ------------
                                                          361
--------------------------------------------------------------------------------
ENVIRONMENTAL MONITORING & DETECTION-- 0.4%
Mine Safety Appliances                  5,000             204
                                                 ------------
                                                          204
--------------------------------------------------------------------------------
LASERS-SYSTEMS/COMPONENTS -- 0.9%
Cymer*                                  9,000             258
Rofin-Sinar Technologies*               8,500             250
                                                 ------------
                                                          508
--------------------------------------------------------------------------------
MACHINERY-CONSTRUCTION & MINING -- 0.2%
JLG Industries                          5,600              94
                                                 ------------
                                                           94
--------------------------------------------------------------------------------

                                                                      PBHG FUNDS

                                               PBHG STRATEGIC SMALL COMPANY FUND

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                            As of September 30, 2004 (UNAUDITED)

                                                     Market
Description                           Shares      Value (000)
--------------------------------------------------------------------------------
NON-HAZARDOUS WASTE DISPOSAL -- 0.6%
WCA Waste*                             35,700    $        314
                                                 ------------
                                                          314
                                                 ------------
TOTAL INDUSTRIAL (COST $3,488)                          4,150
                                                 ------------
--------------------------------------------------------------------------------
SERVICES -- 7.8%
COMMERCIAL SERVICES-FINANCE -- 1.2%
Coinstar*                               5,000             117
iPayment*                               8,500             341
National Processing*                   10,000             265
                                                 ------------
                                                          723
--------------------------------------------------------------------------------
COMPUTER SERVICES -- 1.6%
Cognizant Technology Solutions*        25,800             787
Manhattan Associates*                   5,000             122
                                                 ------------
                                                          909
--------------------------------------------------------------------------------
CONSULTING SERVICES -- 2.4%
Advisory Board*                         6,500             218
Charles River Associates*               7,500             287
Navigant Consulting*                   23,500             516
PDI*                                   13,400             362
                                                 ------------
                                                        1,383
--------------------------------------------------------------------------------
HUMAN RESOURCES -- 1.2%
Gevity HR                               7,500             115
Medical Staffing Network Holdings*     34,900             214
Resources Connection*                   9,000             340
                                                 ------------
                                                          669
--------------------------------------------------------------------------------
RESEARCH & DEVELOPMENT -- 1.2%
Parexel International*                 14,700             288
SFBC International*                    14,500             382
                                                 ------------
                                                          670
--------------------------------------------------------------------------------
SECURITY SERVICES -- 0.2%
Integrated Alarm Services Group*       25,900             106
                                                 ------------
                                                          106
                                                 ------------
TOTAL SERVICES (COST $3,269)                            4,460
                                                 ------------
--------------------------------------------------------------------------------
TECHNOLOGY -- 21.9%
APPLICATIONS SOFTWARE -- 0.6%
Quest Software*                        15,100             168
SS&C Technologies                      10,000             195
                                                 ------------
                                                          363
--------------------------------------------------------------------------------
B2B/E-COMMERCE -- 0.6%
webMethods*                            63,900             340
                                                 ------------
                                                          340
--------------------------------------------------------------------------------
COMMUNICATIONS SOFTWARE -- 1.6%
Avid Technology*                        9,500             445
Witness Systems*                       30,000             482
                                                 ------------
                                                          927
--------------------------------------------------------------------------------
COMPUTER AIDED DESIGN -- 0.4%
Parametric Technology*                 38,200             202
                                                 ------------
                                                          202
--------------------------------------------------------------------------------



                                                    Market
Description                           Shares      Value (000)
--------------------------------------------------------------------------------
COMPUTER DATA SECURITY -- 0.2%
BindView Development*                  28,500    $         95
                                                 ------------
                                                           95
--------------------------------------------------------------------------------
COMPUTER GRAPHICS -- 0.2%
Trident Microsystems*                   8,150              82
                                                 ------------
                                                           82
--------------------------------------------------------------------------------
COMPUTERS-INTEGRATED SYSTEMS -- 0.4%
Stratasys*                              7,000             221
                                                 ------------
                                                          221
--------------------------------------------------------------------------------
COMPUTERS-MEMORY DEVICES -- 0.5%
Quantum*                              121,600             281
                                                 ------------
                                                          281
--------------------------------------------------------------------------------
COMPUTERS-PERIPHERAL EQUIPMENT -- 0.3%
Transact Technologies*                  7,500             194
                                                 ------------
                                                          194
--------------------------------------------------------------------------------
DECISION SUPPORT SOFTWARE -- 0.5%
NetIQ*                                 25,800             276
                                                 ------------
                                                          276
--------------------------------------------------------------------------------
E-MARKETING/INFORMATION -- 0.8%
Digital River*                         14,600             435
                                                 ------------
                                                          435
--------------------------------------------------------------------------------
E-SERVICES/CONSULTING -- 1.2%
Niku*                                  21,500             327
Websense*                               8,500             354
                                                 ------------
                                                          681
--------------------------------------------------------------------------------
ELECTRONIC COMPONENTS-MISCELLANEOUS-- 0.2%
CTS                                    11,000             139
                                                 ------------
                                                          139
--------------------------------------------------------------------------------
ELECTRONIC COMPONENTS-SEMICONDUCTORS-- 2.4%
Applied Micro Circuits*                56,300             176
DSP Group*                             12,700             267
Integrated Silicon Solutions*          34,400             250
Pixelworks*                            12,500             125
Silicon Laboratories*                  11,500             381
Zoran*                                 11,800             186
                                                 ------------
                                                        1,385
--------------------------------------------------------------------------------
ENTERPRISE SOFTWARE/SERVICES -- 1.1%
Ascential Software*                     5,100              69
Lawson Software*                        6,600              37
Manugistics Group*                     29,700              71
MicroStrategy, Cl A*                    6,500             267
Retek*                                 43,200             197
                                                 ------------
                                                          641
--------------------------------------------------------------------------------
INTERNET APPLICATION SOFTWARE -- 0.8%
eResearch Technology*                  15,000             200
Matrixone*                             27,500             139
Vignette*                              96,500             128
                                                 ------------
                                                          467
--------------------------------------------------------------------------------

     PBHG FUNDS

 PBHG STRATEGIC SMALL COMPANY FUND

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
As of September 30, 2004 (UNAUDITED)

                                                     Market
Description                           Shares      Value (000)
--------------------------------------------------------------------------------
INTERNET CONTENT-ENTERTAINMENT -- 0.4%
Shanda Interactive Entertainment-ADR*  10,000    $        240
                                                 ------------
                                                          240
--------------------------------------------------------------------------------
INTERNET CONTENT-INFORMATION/NETWORKS-- 1.9%
Ask Jeeves*                             7,500             245
Infospace*                             10,100             479
Jupitermedia*                          20,000             356
                                                 ------------
                                                        1,080
--------------------------------------------------------------------------------
INTERNET INFRASTRUCTURE SOFTWARE -- 0.8%
F5 Networks*                           15,000             457
                                                 ------------
                                                          457
--------------------------------------------------------------------------------
INTERNET SECURITY -- 0.3%
Internet Security Systems*             11,400             194
                                                 ------------
                                                          194
--------------------------------------------------------------------------------
NETWORKING PRODUCTS -- 0.2%
Extreme Networks*                      24,600             110
                                                 ------------
                                                          110
--------------------------------------------------------------------------------
SEMICONDUCTOR COMPONENTS-INTEGRATED CIRCUITS-- 1.8%
Integrated Device Technology*          25,800             246
Marvell Technology Group*              23,400             612
Power Integrations*                     7,500             153
                                                 ------------
                                                        1,011
--------------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT -- 1.2%
August Technology*                      5,900              41
Brooks Automation*                     15,200             215
Mattson Technology*                    22,500             173
MKS Instruments*                       10,000             153
Veeco Instruments*                      5,300             111
                                                 ------------
                                                          693
--------------------------------------------------------------------------------
SOFTWARE TOOLS -- 1.2%
Altiris*                               12,500             396
Borland Software*                      34,700             290
                                                 ------------
                                                          686
--------------------------------------------------------------------------------
TELECOMMUNICATIONS EQUIPMENT -- 1.2%
Adtran                                  7,500             170
Applied Signal Technology               6,500             208
Ditech Communications*                 13,500             302
                                                 ------------
                                                          680
--------------------------------------------------------------------------------
WEB HOSTING/DESIGN -- 0.6%
Macromedia*                            16,500             331
                                                 ------------
                                                          331
--------------------------------------------------------------------------------
WIRELESS EQUIPMENT -- 0.5%
Novatel Wireless*                      11,500             270
                                                 ------------
                                                          270
                                                 ------------
TOTAL TECHNOLOGY (COST $11,190)                        12,481
                                                 ------------
--------------------------------------------------------------------------------

                                 Shares/Face        Market
Description                      Amount (000)     Value (000)
--------------------------------------------------------------------------------
TRANSPORTATION -- 2.0%
AIRLINES -- 0.3%
Skywest                                10,800    $        163
                                                 ------------
                                                          163
--------------------------------------------------------------------------------
TRANSPORT-AIR FREIGHT -- 1.1%
CNF                                     6,200             254
EGL*                                   12,500             378
                                                 ------------
                                                          632
--------------------------------------------------------------------------------
TRANSPORT-MARINE -- 0.1%
CP Ships                                5,000              61
                                                 ------------
                                                           61
--------------------------------------------------------------------------------
TRANSPORT-SERVICES -- 0.5%
UTI Worldwide                           5,000             294
                                                 ------------
                                                          294
                                                 ------------
TOTAL TRANSPORTATION (COST $994)                        1,150
                                                 ------------
--------------------------------------------------------------------------------
UTILITIES -- 0.8%
ELECTRIC-INTEGRATED -- 0.4%
MGE Energy                              7,400             236
                                                 ------------
                                                          236
--------------------------------------------------------------------------------
ENERGY-ALTERNATE SOURCES -- 0.4%
Headwaters*                             7,500             231
                                                 ------------
                                                          231
                                                 ------------
TOTAL UTILITIES (COST $415)                               467
                                                 ------------
TOTAL COMMON STOCK (COST $44,081)                      54,323
                                                 ------------
--------------------------------------------------------------------------------
INVESTMENT COMPANY -- 0.3%
INDEX FUND-SMALL CAP -- 0.3%
iShares Russell 2000 Index Fund*        1,300             148
                                                 ------------
                                                          148
                                                 ------------
TOTAL INDEX FUND-SMALL CAP (COST $138)                    148
                                                 ------------
TOTAL INVESTMENT COMPANY (COST $138)                      148
                                                 ------------
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 4.3%
Morgan Stanley
   1.55%, dated 09/30/04, to be
   repurchased on 10/01/04, repurchase
   price $2,455,370 (collateralized by
   U.S. Government Obligations, par value
   $7,764,310, 6.75%, 08/15/26;
   total market value $2,504,378)(A)   $2,455           2,455
                                                 ------------
TOTAL REPURCHASE AGREEMENT (COST $2,455)                2,455
                                                 ------------
TOTAL INVESTMENTS-- 100.1% (COST $46,674)              56,926
                                                 ------------
--------------------------------------------------------------------------------

                                                                      PBHG FUNDS

                                               PBHG STRATEGIC SMALL COMPANY FUND

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                            As of September 30, 2004 (UNAUDITED)


Description                                       Value (000)
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (0.1)%
Receivable for Investment Securities Sold        $        720
Payable for Administration Fees                            (7)
Payable for Investment Advisory Fees                      (40)
Payable for Investment Securities Purchased              (714)
Other Assets and Liabilities, Net                           7
                                                 ------------
TOTAL OTHER ASSETS AND LIABILITIES                        (34)
                                                 ------------
NET ASSETS-- 100.0%                              $     56,892
                                                 ------------
--------------------------------------------------------------------------------
NET ASSETS:
Paid-in-capital ($0.001 par value)               $     58,831
Accumulated net investment loss                          (400)
Accumulated net realized loss on investments          (11,791)
Unrealized appreciation on investments                 10,252
                                                 ------------
NET ASSETS-- 100.0%                              $     56,892
                                                 ------------
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- PBHG CLASS
   ($55,185,819/4,340,886 SHARES)                      $12.71
                                                 ------------
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- ADVISOR CLASS
   ($1,597,901/126,302 SHARES)                         $12.65
                                                 ------------
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE -- CLASS A
   ($54,165/4,274 SHARES)                              $12.67
                                                 ------------
MAXIMUM OFFERING
   PRICE PER SHARE -- CLASS A
   ($12.67/94.25%)                                     $13.44
                                                 ------------
NET ASSET VALUE AND OFFERING
   PRICE PER SHARE -- CLASS C+
   ($53,697/4,274 SHARES)                              $12.56
                                                 ------------

* Non-income producing security.
+ Class C shares have a contingent deferred sales charge.
  For a description of a possible sales charge, please see the Fund's prospectus.
(A) -- Tri-party repurchase agreement
ADR -- American Depositary Receipt
Cl -- Class
LLC -- Limited Liability Company
REITS -- Real Estate Investment Trusts
Cost figures are shown with "000's" omitted.

The accompanying notes are an integral part of the financial statements.

     PBHG FUNDS

 ANALYTIC DISCIPLINED EQUITY FUND

ANALYTIC DISCIPLINED EQUITY FUND (UNAUDITED)

         INVESTMENT FOCUS 7
                STYLE


    VALUE       BLEND     GROWTH                   M
|-----------|-----------|----------|               A
|           |           |          |               R
|           |           |          |               K
|           |     X     |          |  Large        E
|           |           |          |               T
|           |           |          |
|-----------|-----------|----------|               C
|           |           |          |               A
|           |           |          |               P
|           |           |          |  Medium       I
|           |           |          |               T
|           |           |          |               A
|-----------|-----------|----------|               L
|           |           |          |               I
|           |           |          |               Z
|           |           |          |  Small        A
|           |           |          |               T
|           |           |          |               I
|-----------|-----------|----------|               O
                                                   N

Source: Liberty Ridge Capital, Inc.

                    AVERAGE ANNUAL TOTAL RETURN 1 AS OF SEPTEMBER 30, 2004
---------------------------------------------------------------------------------------------
                                     One    Annualized  Annualized  Annualized  Annualized
                             6      Year      3 Year      5 Year     10 Year    Inception
                         Months 2  Return     Return      Return      Return      to Date
---------------------------------------------------------------------------------------------
   PBHG Class 3           (1.42)%   10.61%     1.04%      (2.31)%     11.08%      10.27%
---------------------------------------------------------------------------------------------
   Class A with load 4    (7.19)%    3.93%    (1.31)%     (3.89)%      9.81%       9.04%
---------------------------------------------------------------------------------------------
   Class A without load 4 (1.53)%   10.30%     0.64%      (2.74)%     10.47%       9.61%
---------------------------------------------------------------------------------------------
   Class C with load 4    (2.92)%    8.44%    (0.12)%     (3.48)%      9.65%       8.79%
---------------------------------------------------------------------------------------------
   Class C without load 4 (1.94)%    9.44%    (0.12)%     (3.48)%      9.65%       8.79%
---------------------------------------------------------------------------------------------

     THE PERFORMANCE DATA SHOWN REPRESENTS PAST PERFORMANCE, WHICH IS NOT A GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL
 FLUCTUATE SO THAT INVESTORS' SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN
  THEIR ORIGINAL COST. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END,
           WHICH MAY BE LOWER OR HIGHER THAN THAT SHOWN, IS AVAILABLE
           BY CALLING 1.800.433.0051 OR ONLINE AT WWW.PBHGFUNDS.COM.

                            COMPARISON OF CHANGE IN
                             THE VALUE OF A $10,000
                             INVESTMENT IN ANALYTIC
                           DISCIPLINED EQUITY FUND -
                               PBHG CLASS VERSUS
                               THE S&P 500 INDEX
                            AND THE LIPPER LARGE-CAP
                               CORE FUNDS AVERAGE

[LINE CHART OMITTED, PLOT POINTS FOLLOWS]

                      ANALYTIC DISCIPLINED         S&P 500           LIPPER LARGE-CAP
                     EQUITY FUND-PBHG CLASS        INDEX 5          CORE FUNDS AVERAGE 6
7/1/93                       10000                 10000                   10000
7/31/93                       9845                 10189                   10000
8/31/93                      10217                 10575                   10386
9/30/93                      10109                 10494                   10404
10/31/93                     10343                 10711                   10584
11/30/93                     10156                 10609                   10429
12/31/93                     10401                 10737                   10665
1/31/94                      10734                 11102                   11003
2/28/94                      10501                 10801                   10785
3/31/94                      10078                 10330                   10317
4/30/94                      10196                 10463                   10413
5/31/94                      10397                 10634                   10509
6/30/94                      10167                 10374                   10222
7/31/94                      10438                 10714                   10522
8/31/94                      10810                 11154                   10946
9/30/94                      10500                 10881                   10699
10/31/94                     10704                 11125                   10870
11/30/94                     10262                 10720                   10472
12/31/94                     10375                 10879                   10594
1/31/95                      10632                 11161                   10756
2/28/95                      11010                 11596                   11158
3/31/95                      11303                 11939                   11457
4/30/95                      11666                 12290                   11726
5/31/95                      12132                 12781                   12111
6/30/95                      12437                 13078                   12456
7/31/95                      12888                 13512                   12910
8/31/95                      12888                 13546                   12961
9/30/95                      13448                 14117                   13401
10/31/95                     13378                 14067                   13288
11/30/95                     13849                 14684                   13822
12/31/95                     14041                 14967                   13991
1/31/96                      14483                 15477                   14408
2/29/96                      14748                 15620                   14657
3/31/96                      14802                 15771                   14805
4/30/96                      14908                 16003                   15075
5/31/96                      15334                 16416                   15432
6/30/96                      15367                 16478                   15409
7/31/96                      14638                 15751                   14708
8/31/96                      14922                 16083                   15106
9/30/96                      15499                 16988                   15901
10/31/96                     15927                 17456                   16198
11/30/96                     17120                 18776                   17269
12/31/96                     17268                 18404                   16968
1/31/97                      18081                 19554                   17858
2/28/97                      17965                 19707                   17850
3/31/97                      17505                 18897                   17118
4/30/97                      18273                 20025                   17933
5/31/97                      19111                 21245                   19045
6/30/97                      20123                 22196                   19832
7/31/97                      21897                 23962                   21398
8/31/97                      21127                 22620                   20451
9/30/97                      22553                 23859                   21504
10/31/97                     21171                 23062                   20773
11/30/97                     22178                 24130                   21425
12/31/97                     22418                 24544                   21763
1/31/98                      22684                 24816                   21924
2/28/98                      24625                 26605                   23488
3/31/98                      26147                 27968                   24538
4/30/98                      26786                 28249                   24785
5/31/98                      26786                 27764                   24248
6/30/98                      27873                 28891                   25082
7/31/98                      27761                 28584                   24688
8/31/98                      23549                 24451                   20987
9/30/98                      25641                 26018                   22242
10/31/98                     27846                 28134                   23913
11/30/98                     29203                 29839                   25307
12/31/98                     30897                 31558                   26972
1/31/99                      31832                 32878                   27875
2/28/99                      30925                 31856                   26997
3/31/99                      31946                 33131                   28075
4/30/99                      34043                 34414                   29080
5/31/99                      33561                 33601                   28443
6/30/99                      35801                 35466                   30013
7/31/99                      34793                 34359                   29175
8/31/99                      34850                 34189                   28857
9/30/99                      33752                 33251                   28148
10/31/99                     35177                 35355                   29760
11/30/99                     35519                 36074                   30487
12/31/99                     37096                 38199                   32480
1/31/2000                    34926                 36280                   31116
2/29/2000                    34233                 35593                   31138
3/31/2000                    37429                 39075                   33732
4/30/2000                    36071                 37899                   32737
5/31/2000                    35528                 37122                   31980
6/30/2000                    36328                 38037                   32876
7/31/2000                    35663                 37442                   32422
8/31/2000                    38022                 39768                   34643
9/30/2000                    36396                 37668                   32935
10/31/2000                   36063                 37509                   32659
11/30/2000                   33575                 34552                   30000
12/31/2000                   33636                 34721                   30453
1/31/2001                    34819                 35953                   31239
2/28/2001                    32726                 32675                   28484
3/31/2001                    31043                 30605                   26595
4/30/2001                    33230                 32983                   28659
5/31/2001                    33503                 33204                   28782
6/30/2001                    32971                 32396                   27982
7/31/2001                    32910                 32077                   27551
8/31/2001                    31481                 30069                   25854
9/30/2001                    29113                 27641                   23649
10/31/2001                   29235                 28168                   24221
11/30/2001                   31460                 30328                   26033
12/31/2001                   31545                 30594                   26262
1/31/2002                    31000                 30148                   25781
2/28/2002                    30603                 29566                   25206
3/31/2002                    31825                 30678                   26151
4/30/2002                    30084                 28818                   24653
5/31/2002                    29596                 28606                   24416
6/30/2002                    27091                 26568                   22578
7/31/2002                    24648                 24497                   20871
8/31/2002                    24800                 24658                   20969
9/30/2002                    22052                 21978                   18780
10/31/2002                   23945                 23913                   20290
11/30/2002                   24892                 25320                   21357
12/31/2002                   23512                 23832                   20101
1/31/2003                    22896                 23208                   19568
2/28/2003                    22464                 22860                   19267
3/31/2003                    22649                 23082                   19429
4/30/2003                    24436                 24983                   20933
5/31/2003                    25700                 26299                   21981
6/30/2003                    26131                 26636                   22197
7/31/2003                    26686                 27106                   22603
8/31/2003                    27148                 27633                   23026
9/30/2003                    27148                 27340                   22713
10/31/2003                   28658                 28886                   23939
11/30/2003                   29059                 29141                   24157
12/31/2003                   30339                 30669                   25271
1/31/2004                    30463                 31232                   25645
2/29/2004                    30896                 31666                   25937
3/31/2004                    30463                 31188                   25535
4/30/2004                    30184                 30699                   25037
5/31/2004                    30463                 31120                   25335
6/30/2004                    30803                 31725                   25768
7/31/2004                    29410                 30675                   24774
8/31/2004                    29472                 30799                   24751
9/30/2004                   $30029                $31132                  $25016

1 The Analytic Disciplined Equity Fund's total return is based on net change in NAV, assuming reinvestment of distributions. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The performance figures quoted may be lower at this time due to recent market volatility. For performance information regarding other share classes please consult your financial advisor. Securities of small and medium sized companies involve greater risk and price volatility than larger, more established companies. The returns shown reflect fee waivers and/or expense reimbursements in effect for the period; absent fee waivers and expense reimbursements, performance may have been lower. Investors considering the Analytic Disciplined Equity Fund should have a long-term investment horizon. Diversification does not assure a profit or protect against a loss in declining markets. This information should be preceded or accompanied by a prospectus. The prospectus contains important information, including information about the fund's investment objective, risks, charges and expenses and should be read carefully and considered before investing. Prior to July 2004, the Analytic Disciplined Equity Fund was named the PBHG Disciplined Equity Fund.
2 The six month return has not been annualized.
3 The Analytic Disciplined Equity Fund-PBHG Class commenced operations on July
  1, 1993.
4 The Analytic Disciplined Equity Fund-Class A and C shares commenced operations on July 31, 2003. The returns shown for Class A and C shares prior to their inception date are based on the historical performance of the Fund's PBHG Class shares adjusted to reflect applicable sales charges and the higher service and distribution fees (12b-1) applicable to the Class A and C shares as noted below. Performance without load assumes that no front-end or contingent deferred sales charge applied or the investment was not redeemed. Performance with load assumes that a front-end or contingent deferred sales charge applied to the extent applicable. The Fund offers Class A, Class C and PBHG Class shares. Class A shares have a current maximum up-front sales charge of 5.75% and are subject to an annual service fee of 0.25%. Class C shares are subject to an aggregate annual distribution and service fee of 1.00% and will be subject to a contingent deferred sales charge of 1.00% if redeemed within the first 12 months. The average annual total returns of the Class A and Class C, with loads, from their inception date to September 30, 2004 were 4.90% and 9.54%, respectively. The average annual total returns of the Class A and Class C, without loads, from their inception date to September 30, 2004 were 10.38% and 9.54%, respectively.
5 For more information on the S&P 500 Index please see the PBHG Disclosure Notes on page 111.
6 The chart assumes $10,000 invested in the Lipper Large-Cap Core Funds Average at July 31, 1993. For more information on the Lipper Large-Cap Core Funds Average please see the PBHG Funds Disclosure Notes on page 111.
7 For more information on the Investment Focus and Top Ten Holdings please see the PBHG Funds Disclosure Notes on page 112.

SECTOR WEIGHTINGS AT SEPTEMBER 30, 2004

[PIE CHART OMITTED, PLOT POINTS FOLLOWS]

BASIC MATERIALS           4%
CASH                      2%
CONSUMER CYCLICAL        10%
CONSUMER NON-CYCLICAL     9%
ENERGY                    8%
FINANCIAL                20%
HEALTH CARE              13%
INDUSTRIAL                5%
SERVICES                  9%
TECHNOLOGY               17%
TRANSPORTATION            1%
UTILITIES                 2%

% of Total Portfolio Investments

TOP TEN COMMON STOCK HOLDINGS AT SEPTEMBER 30, 20047

Pfizer                                 4.6%
Bank of America                        4.6%
Johnson & Johnson                      4.5%
International Business Machines        4.3%
ChevronTexaco                          3.5%
Dow Chemical                           3.5%
Citigroup                              3.4%
US Bancorp                             3.4%
Walt Disney                            3.3%
ConocoPhillips                         3.0%
-------------------------------------------------

Combined Top Ten Common Stock Holdings as a % of Total Portfolio Investments in Common Stock 38.1%

                                                                      PBHG FUNDS

                                                ANALYTIC DISCIPLINED EQUITY FUND

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                            As of September 30, 2004 (UNAUDITED)

                                                    Market
Description                          Shares       Value (000)
--------------------------------------------------------------------------------
COMMON STOCK -- 100.2%
BASIC MATERIALS -- 3.7%
CHEMICALS-DIVERSIFIED -- 3.5%
Dow Chemical                           48,761    $      2,203
                                                 ------------
                                                        2,203
--------------------------------------------------------------------------------
PAPER & RELATED PRODUCTS -- 0.2%
Georgia-Pacific                         3,110             112
                                                 ------------
                                                          112
                                                 ------------
TOTAL BASIC MATERIALS (COST $2,017)                     2,315
                                                 ------------
--------------------------------------------------------------------------------
CONSUMER CYCLICAL -- 10.5%
MULTIMEDIA -- 3.3%
Walt Disney                            90,544           2,042
                                                 ------------
                                                        2,042
--------------------------------------------------------------------------------
RETAIL-AUTO PARTS -- 2.9%
Autozone*                              23,690           1,830
                                                 ------------
                                                        1,830
--------------------------------------------------------------------------------
RETAIL-DISCOUNT -- 1.4%
Wal-Mart Stores                        15,825             842
                                                 ------------
                                                          842
--------------------------------------------------------------------------------
RETAIL-MAJOR DEPARTMENT STORE -- 1.3%
Sears Roebuck                          20,332             810
                                                 ------------
                                                          810
--------------------------------------------------------------------------------
RETAIL-REGIONAL DEPARTMENT STORE -- 1.6%
Federated Department Stores            22,504           1,022
                                                 ------------
                                                        1,022
                                                 ------------
TOTAL CONSUMER CYCLICAL (COST $6,478)                   6,546
                                                 ------------
--------------------------------------------------------------------------------
CONSUMER NON-CYCLICAL -- 8.9%
BEVERAGES-NON-ALCOHOLIC -- 1.1%
PepsiCo                                14,536             707
                                                 ------------
                                                          707
--------------------------------------------------------------------------------
BREWERY -- 2.4%
Anheuser-Busch                         30,226           1,510
                                                 ------------
                                                        1,510
--------------------------------------------------------------------------------
FOOD-FLOUR & GRAIN -- 1.1%
Archer-Daniels-Midland                 38,629             656
                                                 ------------
                                                          656
--------------------------------------------------------------------------------
FOOD-MISCELLANEOUS/DIVERSIFIED -- 1.0%
Sara Lee                               25,825             590
                                                 ------------
                                                          590
--------------------------------------------------------------------------------
TOBACCO -- 3.3%
Altria Group                           30,163           1,419
UST                                    15,414             621
                                                 ------------
                                                        2,040
                                                 ------------
TOTAL CONSUMER NON-CYCLICAL (COST $5,600)               5,503
                                                 ------------
--------------------------------------------------------------------------------

                                                    Market
Description                           Shares      Value (000)
--------------------------------------------------------------------------------
ENERGY -- 8.0%
OIL COMPANIES-INTEGRATED -- 8.0%
ChevronTexaco                          41,136    $      2,207
ConocoPhillips                         22,781           1,887
Exxon Mobil                            17,594             850
                                                 ------------
                                                        4,944
                                                 ------------
TOTAL ENERGY (COST $3,941)                              4,944
                                                 ------------
--------------------------------------------------------------------------------
FINANCIAL -- 20.3%
DIVERSIFIED FINANCIAL SERVICES -- 3.4%
Citigroup                              48,504           2,140
                                                 ------------
                                                        2,140
--------------------------------------------------------------------------------
FINANCE-INVESTMENT BANKER/BROKER -- 1.6%
Merrill Lynch                          19,893             989
                                                 ------------
                                                          989
--------------------------------------------------------------------------------
FINANCE-MORTGAGE LOAN/BANKER -- 4.5%
Countrywide Financial                  45,621           1,797
Freddie Mac                            14,949             975
                                                 ------------
                                                        2,772
--------------------------------------------------------------------------------
PROPERTY/CASUALTY INSURANCE -- 2.8%
ACE                                    44,356           1,777
                                                 ------------
                                                        1,777
--------------------------------------------------------------------------------
SUPER-REGIONAL BANKS-US -- 8.0%
Bank of America                        65,579           2,842
US Bancorp                             73,595           2,127
                                                 ------------
                                                        4,969
                                                 ------------
TOTAL FINANCIAL (COST $12,069)                         12,647
                                                 ------------
--------------------------------------------------------------------------------
HEALTH CARE -- 13.1%
MEDICAL PRODUCTS -- 4.5%
Johnson & Johnson                      49,497           2,788
                                                 ------------
                                                        2,788
--------------------------------------------------------------------------------
MEDICAL-DRUGS -- 5.8%
Forest Laboratories*                   16,276             732
Pfizer                                 94,511           2,892
                                                 ------------
                                                        3,624
--------------------------------------------------------------------------------
MEDICAL-HMO -- 1.6%
WellPoint Health Networks*              9,238             971
                                                 ------------
                                                          971
--------------------------------------------------------------------------------
MEDICAL-WHOLESALE DRUG DISTRIBUTORS-- 1.2%
Cardinal Health                        16,865             738
                                                 ------------
                                                          738
                                                 ------------
TOTAL HEALTH CARE (COST $8,295)                         8,121
                                                 ------------
--------------------------------------------------------------------------------
INDUSTRIAL -- 5.2%
AEROSPACE/DEFENSE -- 2.1%
Lockheed Martin                        10,067             562
Northrop Grumman                       13,641             727
                                                 ------------
                                                        1,289
--------------------------------------------------------------------------------

     PBHG FUNDS

 ANALYTIC DISCIPLINED EQUITY FUND

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
As of September 30, 2004 (UNAUDITED)

                                                   Market
Description                           Shares     Value (000)
--------------------------------------------------------------------------------
DIVERSIFIED MANUFACTURING OPERATIONS-- 0.5%
General Electric                        9,031    $        303
                                                 ------------
                                                          303
--------------------------------------------------------------------------------
MACHINERY-CONSTRUCTION & MINING -- 1.0%
Caterpillar                             8,106             652
                                                 ------------
                                                          652
--------------------------------------------------------------------------------
MACHINERY-FARM -- 1.6%
Deere                                  15,795           1,020
                                                 ------------
                                                        1,020
                                                 ------------
TOTAL INDUSTRIAL (COST $3,116)                          3,264
                                                 ------------
--------------------------------------------------------------------------------
SERVICES -- 9.8%
COMMERCIAL SERVICES-FINANCE -- 5.0%
Deluxe                                 30,302           1,243
Equifax                                17,197             453
H&R Block                              28,507           1,409
                                                 ------------
                                                        3,105
--------------------------------------------------------------------------------
COMPUTER SERVICES -- 0.9%
Affiliated Computer Services, Cl A*    10,403             579
                                                 ------------
                                                          579
--------------------------------------------------------------------------------
DIVERSIFIED OPERATIONS/COMMERCIAL SERVICES -- 1.7%
Cendant                                47,721           1,031
                                                 ------------
                                                        1,031
--------------------------------------------------------------------------------
TELEPHONE-INTEGRATED -- 2.2%
BellSouth                              27,362             742
SBC Communications                     16,663             433
Verizon Communications                  4,782             188
                                                 ------------
                                                        1,363
                                                 ------------
TOTAL SERVICES (COST $6,014)                            6,078
                                                 ------------
--------------------------------------------------------------------------------
TECHNOLOGY -- 17.6%
APPLICATIONS SOFTWARE -- 1.3%
Intuit*                                17,875             811
                                                 ------------
                                                          811
--------------------------------------------------------------------------------
CELLULAR TELECOMMUNICATIONS -- 1.6%
AT&T Wireless Services*                14,135             209
Nextel Communications, Cl A*           32,009             763
                                                 ------------
                                                          972
--------------------------------------------------------------------------------
COMPUTERS -- 5.5%
Hewlett-Packard                        39,074             733
International Business Machines        31,606           2,710
                                                 ------------
                                                        3,443
--------------------------------------------------------------------------------
COMPUTERS-INTEGRATED SYSTEMS -- 2.8%
Dell Computer*                         48,739           1,735
                                                 ------------
                                                        1,735
--------------------------------------------------------------------------------
ELECTRONIC COMPONENTS-SEMICONDUCTORS-- 1.7%
Micron Technology*                     89,190           1,073
                                                 ------------
                                                        1,073
--------------------------------------------------------------------------------

                                 Shares/Face       Market
Description                      Amount (000)    Value (000)
--------------------------------------------------------------------------------
ENTERPRISE SOFTWARE/SERVICES -- 0.6%
Oracle*                                33,514    $        378
                                                 ------------
                                                          378
--------------------------------------------------------------------------------
NETWORKING PRODUCTS -- 1.0%
Cisco Systems*                         33,214             601
                                                 ------------
                                                          601
--------------------------------------------------------------------------------
SEMICONDUCTOR COMPONENTS-INTEGRATED CIRCUITS-- 0.6%
Intel                                  18,786             377
                                                 ------------
                                                          377
--------------------------------------------------------------------------------
WIRELESS EQUIPMENT -- 2.5%
Motorola                               86,216           1,555
                                                 ------------
                                                        1,555
                                                 ------------
TOTAL TECHNOLOGY (COST $10,536)                        10,945
                                                 ------------
--------------------------------------------------------------------------------
TRANSPORTATION -- 0.6%
TRANSPORT-RAIL -- 0.6%
Norfolk Southern                       12,005             357
                                                 ------------
                                                          357
                                                 ------------
TOTAL TRANSPORTATION (COST $292)                          357
                                                 ------------
--------------------------------------------------------------------------------
UTILITIES -- 2.5%
ELECTRIC-INTEGRATED -- 2.5%
Centerpoint Energy                     14,028             145
Edison International                    7,416             197
Southern                               11,423             343
TXU                                    18,723             897
                                                 ------------
                                                        1,582
                                                 ------------
TOTAL UTILITIES (COST $1,102)                           1,582
                                                 ------------
TOTAL COMMON STOCK (COST $59,460)                      62,302
                                                 ------------
--------------------------------------------------------------------------------
TREASURY BILL -- 0.5%
U.S. Treasury Bill
1.80%, 02/24/05 (B)(C)                $   350             347
                                                 ------------
                                                          347
                                                 ------------
TOTAL TREASURY BILL (COST $347)                           347
                                                 ------------
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 2.2%
Deutsche Bank 1.82%, dated 09/30/04, to be
   repurchased on 10/01/04, repurchase
   price $1,341,778 (collateralized by
   U.S. Government Obligations, par value
   $13,269,837, 9.50%, 12/15/09;
   total market value $1,368,544)(A)    1,342           1,342
                                                 ------------
TOTAL REPURCHASE AGREEMENT (COST $1,342)                1,342
                                                 ------------
TOTAL INVESTMENTS-- 102.9% (COST $61,149)              63,991
                                                 ------------
--------------------------------------------------------------------------------

                                                                      PBHG FUNDS

                                                ANALYTIC DISCIPLINED EQUITY FUND

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                            As of September 30, 2004 (UNAUDITED)


Description                                      Value (000)
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (2.9)%
Payable for Administration Fees                  $         (8)
Payable for Investment Advisory Fees                      (37)
Payable for Capital Shares Redeemed                    (2,003)
Other Assets and Liabilities, Net                         229
                                                 ------------
TOTAL OTHER ASSETS AND LIABILITIES                     (1,819)
                                                 ------------
NET ASSETS-- 100.0%                              $     62,172
                                                 ------------
--------------------------------------------------------------------------------
NET ASSETS:
Paid-in-capital ($0.001 par value)               $     84,753
Undistributed net investment income                       320
Accumulated net realized loss on investments          (25,707)
Unrealized appreciation on investments                  2,842
Unrealized depreciation on futures                        (36)
                                                 ------------
NET ASSETS-- 100.0%                              $     62,172
                                                 ------------
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- PBHG CLASS
   ($61,848,807/6,378,504 SHARES)                       $9.70
                                                 ------------
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE -- CLASS A
   ($242,835/25,095 SHARES)                             $9.68
                                                 ------------
MAXIMUM OFFERING
   PRICE PER SHARE -- CLASS A
   ($9.68/94.25%)                                      $10.27
                                                 ------------
NET ASSET VALUE AND OFFERING
   PRICE PER SHARE -- CLASS C+
   ($80,851/8,407 SHARES)                               $9.62
                                                 ------------

* Non-income producing security.
+ Class C shares have a contingent deferred sales charge.
  For a description of a possible sales charge, please see the Fund's prospectus.
(A) -- Tri-party repurchase agreement
(B) -- Security has been pledged as collateral for open futures contracts.
(C) -- The rate reflected on the Statement of Net Assets represents the security's effective yield at time of purchase.
Cl -- Class
Cost figures are shown with "000's" omitted.

The accompanying notes are an integral part of the financial statements.

       PBHG FUNDS

 PBHG FOCUSED FUND

PBHG FOCUSED FUND (UNAUDITED)


           INVESTMENT FOCUS 7

                STYLE


    VALUE       BLEND     GROWTH                   M
|-----------|-----------|----------|               A
|           |           |          |               R
|           |           |          |               K
|           |           |          |  Large        E
|           |           |          |               T
|           |           |          |
|-----------|-----------|----------|               C
|           |           |          |               A
|           |           |          |               P
|           |     X     |          |  Medium       I
|           |           |          |               T
|           |           |          |               A
|-----------|-----------|----------|               L
|           |           |          |               I
|           |           |          |               Z
|           |           |          |  Small        A
|           |           |          |               T
|           |           |          |               I
|-----------|-----------|----------|               O
                                                   N

Source: Liberty Ridge Capital, Inc.


                    AVERAGE ANNUAL TOTAL RETURN 1 AS OF SEPTEMBER 30, 2004
---------------------------------------------------------------------------------------------
                                          One      Annualized  Annualized  Annualized
                               6          Year       3 Year      5 Year     Inception
                            Months 2     Return      Return      Return      to Date
---------------------------------------------------------------------------------------------
  PBHG Class 3                (2.33)%      13.52%       1.99%       9.08%      10.98%
---------------------------------------------------------------------------------------------
  Class A with load 4         (8.07)%       6.76%      (0.30)%      7.47%       9.49%
---------------------------------------------------------------------------------------------
  Class A without load 4      (2.45)%      13.25%       1.70%       8.75%      10.65%
---------------------------------------------------------------------------------------------
  Class C with load 4         (3.72)%      11.44%       0.95%       7.94%       9.83%
---------------------------------------------------------------------------------------------
  Class C without load 4      (2.75)%      12.44%       0.95%       7.94%       9.83%
---------------------------------------------------------------------------------------------

     THE PERFORMANCE DATA SHOWN REPRESENTS PAST PERFORMANCE, WHICH IS NOT A GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL
 FLUCTUATE SO THAT INVESTORS' SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN
  THEIR ORIGINAL COST. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END,
           WHICH MAY BE LOWER OR HIGHER THAN THAT SHOWN, IS AVAILABLE
           BY CALLING 1.800.433.0051 OR ONLINE AT WWW.PBHGFUNDS.COM.


        COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE
               PBHG FOCUSED FUND - PBHG CLASS VERSUS THE RUSSELL
                3000(R) INDEX, THE S&P 500 INDEX AND THE LIPPER
                          MULTI-CAP CORE FUNDS AVERAGE

[LINE CHART OMITTED, PLOT POINTS FOLLOWS

                           PBHG       RUSSELL 3000         S&P 500        LIPPER MULTI-CAP CORE
                   FOCUSED-PBHG CLASS   INDEX 5           INDEX 5            FUNDS AVERAGE 6
2/12/99                   10000           10000              10000                 10000
2/28/99                    9932           10072              10000                 10000
3/31/99                   10136           10442              10400                 10371
4/30/99                   10058           10913              10803                 10817
5/31/99                   10446           10705              10548                 10697
6/30/99                   11318           11246              11133                 11260
7/31/99                   11541           10905              10785                 11025
8/31/99                   11560           10781              10732                 10860
9/30/99                   11638           10506              10438                 10629
10/31/99                  11986           11165              11098                 11152
11/30/99                  12888           11477              11324                 11589
12/31/99                  14802           12210              11991                 12548
1/31/2000                 16066           11731              11389                 12115
2/29/2000                 16739           11840              11173                 12587
3/31/2000                 19173           12767              12266                 13401
4/30/2000                 17381           12318              11897                 12949
5/31/2000                 17516           11972              11653                 12624
6/30/2000                 17827           12326              11940                 13036
7/31/2000                 17464           12108              11753                 12886
8/31/2000                 18656           13006              12484                 13815
9/30/2000                 18676           12417              11824                 13290
10/31/2000                18780           12240              11774                 13108
11/30/2000                17029           11112              10846                 12072
12/31/2000                18475           11299              10899                 12507
1/31/2001                 19558           11685              11286                 12881
2/28/2001                 19314           10618              10257                 11893
3/31/2001                 18486            9926               9607                 11171
4/30/2001                 19834           10722              10354                 12020
5/31/2001                 20248           10808              10423                 12127
6/30/2001                 19930           10608              10169                 11905
7/31/2001                 19696           10434              10069                 11692
8/31/2001                 19027            9818               9439                 11105
9/30/2001                 16946            8951               8677                 10051
10/31/2001                17392            9160               8842                 10330
11/30/2001                18645            9865               9520                 11071
12/31/2001                19111           10004               9604                 11288
1/31/2002                 17676            9879               9464                 11117
2/28/2002                 17237            9677               9281                 10871
3/31/2002                 17344           10101               9630                 11361
4/30/2002                 16894            9571               9046                 10927
5/31/2002                 16937            9460               8980                 10798
6/30/2002                 15599            8779               8340                 10002
7/31/2002                 14143            8081               7690                  9182
8/31/2002                 14271            8119               7740                  9231
9/30/2002                 12676            7266               6899                  8372
10/31/2002                13704            7845               7506                  8892
11/30/2002                14603            8320               7948                  9421
12/31/2002                13640            7849               7481                  8924
1/31/2003                 13511            7657               7285                  8724
2/28/2003                 12965            7531               7176                  8567
3/31/2003                 12858            7610               7246                  8623
4/30/2003                 13886            8232               7842                  9281
5/31/2003                 14946            8729               8256                  9886
6/30/2003                 15214            8847               8361                 10012
7/31/2003                 15342            9050               8509                 10218
8/31/2003                 16049            9250               8674                 10501
9/30/2003                 15834            9150               8582                 10371
10/31/2003                16637            9703               9068                 10976
11/30/2003                16873            9837               9148                 11155
12/31/2003                18190           10287               9627                 11581
1/31/2004                 18575           10502               9804                 11828
2/29/2004                 18618           10643               9940                 12001
3/31/2004                 18404           10517               9790                 11889
4/30/2004                 18211           10299               9637                 11605
5/31/2004                 18104           10449               9769                 11729
6/30/2004                 18211           10657               9959                 11971
7/31/2004                 17547           10254               9629                 11475
8/31/2004                 17537           10296               9668                 11450
9/30/2004                $17976          $10454              $9773                $11696

1 The PBHG Focused Fund's total return is based on net change in NAV, assuming reinvestment of distributions. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. For performance information regarding other share classes please consult your financial advisor. Securities of small and medium sized companies involve greater risk and price volatility than larger, more established companies. The Fund's investment in technology companies involves the risk of volatility. In addition, the products of technology companies may be subject to severe competition and rapid obsolescence. Funds that invest in a limited number of securities may involve greater risk than more diversified funds, including a greater potential for volatility. The returns shown reflect fee waivers and/or expense reimbursements in effect for the period; absent fee waivers and expense reimbursements, performance may have been lower. Investors considering the PBHG Focused Fund should have a long-term investment horizon. Diversification does not assure a profit or protect against a loss in declining markets. This information should be preceded or accompanied by a prospectus. The prospectus contains important information, including information about the fund's investment objective, risks, charges and expenses and should be read carefully and considered before investing. Prior to April 1, 2003, the PBHG Focused Fund was named the PBHG Focused Value Fund. Effective May 3, 2004, James B. Bell, III, CFA, joined Mr. Heppelmann as co-manager of the Focused Fund.
2 The six month return has not been annualized.
3 The PBHG Focused Fund-PBHG Class commenced operations on February 12, 1999.
4 The PBHG Focused Fund-Class A and C shares commenced operations on September
  30, 2003. The returns shown for Class A and C shares prior to their inception date are based on the historical performance of the Fund's PBHG Class shares adjusted to reflect applicable sales charges and the higher service and distribution fees (12b-1) applicable to the Class A and C shares as noted below. Performance without load assumes that no front-end or contingent deferred sales charge applied or the investment was not redeemed. Performance with load assumes that a front-end or contingent deferred sales charge applied to the extent applicable. The Fund offers Class A, Class C and PBHG Class shares. Class A shares have a current maximum up-front sales charge of 5.75% and are subject to an annual service fee of 0.25%. Class C shares are subject to an aggregate annual distribution and service fee of 1.00% and will be subject to a contingent deferred sales charge of 1.00% if redeemed within the first 12 months. The average annual total returns of the Class A and Class C, with loads, from their inception date to September 30, 2004 were 6.76% and 11.44%, respectively. The average annual total returns of the Class A and Class C, without loads, from their inception date to September 30, 2004 were 13.25% and 12.44%, respectively.
5 For more information on the Russell 3000(R) Index and the S&P 500 Index please see the PBHG Funds Disclosure Notes on page 111.
6 The chart assumes $10,000 invested in the Lipper Multi-Cap Core Funds Average at February 28, 1999. For more information on the Lipper Multi-Cap Core Funds Average please see the PBHG Funds Disclosure Notes on page 111.
7 For more information on the Investment Focus and Top Ten Holdings please see the PBHG Funds Disclosure Notes on page 112.

SECTOR WEIGHTINGS AT SEPTEMBER 30, 2004

[PIE CHART OMITTED, PLOT POINTS FOLLOWS]

BASIC MATERIALS             3%
CASH                        2%
CONSUMER CYCLICAL          15%
CONSUMER NON-CYCLICAL       4%
ENERGY                      9%
FINANCIAL                  16%
HEALTH CARE                 9%
SERVICES                    2%
TECHNOLOGY                 40%

% of Total Portfolio Investments


TOP TEN COMMON STOCK HOLDINGS AT SEPTEMBER 30, 20047

Microsoft                       9.6%
Veritas Software                7.2%
Intuit                          6.4%
El Paso                         5.9%
MBNA                            5.3%
Nokia OYJ-ADR                   5.2%
Intel                           5.1%
CVS                             4.8%
Sysco                           4.4%
Lehman Brothers Holdings        4.4%
-------------------------------------------------------

Combined Top Ten Common Stock Holdings as a % of Total Portfolio Investments in Common Stock 58.3%

                                                                      PBHG FUNDS

                                                               PBHG FOCUSED FUND

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                            As of September 30, 2004 (UNAUDITED)

                                                    Market
Description                           Shares      Value (000)
--------------------------------------------------------------------------------
COMMON STOCK -- 97.8%
BASIC MATERIALS -- 2.6%
PAPER & RELATED PRODUCTS -- 2.6%
MeadWestvaco                           16,300    $        520
                                                 ------------
                                                          520
                                                 ------------
TOTAL BASIC MATERIALS (COST $463)                         520
                                                 ------------
--------------------------------------------------------------------------------
CONSUMER CYCLICAL -- 14.8%
BROADCAST SERVICES/PROGRAMMING -- 3.4%
Clear Channel Communications           21,900             683
                                                 ------------
                                                          683
--------------------------------------------------------------------------------
BUILDING - RESIDENTIAL/COMMERCIAL -- 3.6%
Centex                                 14,400             727
                                                 ------------
                                                          727
--------------------------------------------------------------------------------
RETAIL-DISCOUNT -- 3.1%
Wal-Mart Stores                        11,500             612
                                                 ------------
                                                          612
--------------------------------------------------------------------------------
RETAIL-DRUG STORE -- 4.7%
CVS                                    22,500             948
                                                 ------------
                                                          948
                                                 ------------
TOTAL CONSUMER CYCLICAL (COST $3,135)                   2,970
                                                 ------------
--------------------------------------------------------------------------------
CONSUMER NON-CYCLICAL -- 4.4%
FOOD-WHOLESALE/DISTRIBUTION -- 4.4%
Sysco                                  29,200             874
                                                 ------------
                                                          874
                                                 ------------
TOTAL CONSUMER NON-CYCLICAL (COST $992)                   874
                                                 ------------
--------------------------------------------------------------------------------
ENERGY -- 9.1%
OIL & GAS DRILLING -- 3.3%
Transocean*                            18,800             673
                                                 ------------
                                                          673
--------------------------------------------------------------------------------
PIPELINES -- 5.8%
El Paso                               126,400           1,161
                                                 ------------
                                                        1,161
                                                 ------------
TOTAL ENERGY (COST $1,380)                              1,834
                                                 ------------
--------------------------------------------------------------------------------
FINANCIAL -- 15.7%
FINANCE-CREDIT CARD -- 5.2%
MBNA                                   41,000           1,033
                                                 ------------
                                                        1,033
--------------------------------------------------------------------------------
FINANCE-INVESTMENT BANKER/BROKER -- 8.0%
Citigroup                              17,000             750
Lehman Brothers Holdings               10,800             861
                                                 ------------
                                                        1,611
--------------------------------------------------------------------------------
REITS-HOTELS -- 2.5%
Meristar Hospitality*                  91,800             500
                                                 ------------
                                                          500
                                                 ------------
TOTAL FINANCIAL (COST $3,149)                           3,144
                                                 ------------
--------------------------------------------------------------------------------

                                  Shares/Face      Market
Description                       Amount (000)   Value (000)
--------------------------------------------------------------------------------
HEALTH CARE -- 9.0%
MEDICAL-DRUGS -- 6.4%
Merck                                  15,000    $        495
Pfizer                                 25,600             783
                                                 ------------
                                                        1,278
--------------------------------------------------------------------------------
MEDICAL-OUTPATIENT/HOME MEDICAL -- 2.6%
Lincare Holdings*                      17,800             529
                                                 ------------
                                                          529
                                                 ------------
TOTAL HEALTH CARE (COST $2,009)                         1,807
                                                 ------------
--------------------------------------------------------------------------------
SERVICES -- 2.4%
ADVERTISING AGENCIES -- 2.4%
Interpublic Group*                     46,300             490
                                                 ------------
                                                          490
                                                 ------------
TOTAL SERVICES (COST $506)                                490
                                                 ------------
--------------------------------------------------------------------------------
TECHNOLOGY -- 39.8%
APPLICATIONS SOFTWARE -- 15.6%
Intuit*                                27,600           1,253
Microsoft                              68,000           1,880
                                                 ------------
                                                        3,133
--------------------------------------------------------------------------------
DATA PROCESSING/MANAGEMENT -- 8.0%
Automatic Data Processing               4,800             198
Veritas Software*                      79,200           1,410
                                                 ------------
                                                        1,608
                                                 ------------
--------------------------------------------------------------------------------
ELECTRONIC COMPONENTS-MISCELLANEOUS-- 4.0%
Sanmina-SCI*                          113,600             801
                                                 ------------
                                                          801
--------------------------------------------------------------------------------
ELECTRONIC COMPONENTS-SEMICONDUCTORS-- 5.0%
Intel                                  49,600             995
                                                 ------------
                                                          995
--------------------------------------------------------------------------------
ENTERPRISE SOFTWARE/SERVICES -- 2.1%
Oracle*                                38,300             432
                                                 ------------
                                                          432
--------------------------------------------------------------------------------
WIRELESS EQUIPMENT -- 5.1%
Nokia OYJ-ADR                          74,800           1,026
                                                 ------------
                                                        1,026
                                                 ------------
TOTAL TECHNOLOGY (COST $7,753)                          7,995
                                                 ------------
TOTAL COMMON STOCK (COST $19,387)                      19,634
                                                 ------------
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 2.2%
Morgan Stanley 1.55%, dated 09/30/04, to be
   repurchased on 10/01/04, repurchase
   price $448,539 (collateralized by
   U.S. Government Obligations, par value
   $1,418,359, 6.75%, 03/15/26;
   total market value $457,492)(A)       $449             449
                                                 ------------
TOTAL REPURCHASE AGREEMENT (COST $449)                    449
                                                 ------------
TOTAL INVESTMENTS-- 100.0% (COST $19,836)              20,083
                                                 ------------
--------------------------------------------------------------------------------

            PBHG FUNDS

 PBHG FOCUSED FUND

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
As of September 30, 2004 (UNAUDITED)


Description                                      Value (000)
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 0.0%
Payable for Administration Fees                  $         (2)
Payable for Investment Advisory Fees                      (11)
Other Assets and Liabilities, Net                          19
                                                 ------------
TOTAL OTHER ASSETS AND LIABILITIES                          6
                                                 ------------
NET ASSETS-- 100.0%                              $     20,089
                                                 ------------
--------------------------------------------------------------------------------
NET ASSETS:
Paid-in-capital ($0.001 par value)               $     23,963
Accumulated net investment loss                           (64)
Accumulated net realized loss on investments           (4,057)
Unrealized appreciation on investments                    247
                                                 ------------
NET ASSETS-- 100.0%                              $     20,089
                                                 ------------
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- PBHG CLASS
   ($19,976,588/1,189,783 SHARES)                      $16.79
                                                 ------------
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE -- CLASS A
   ($56,631/3,381 SHARES)                              $16.75
                                                 ------------
MAXIMUM OFFERING
   PRICE PER SHARE -- CLASS A
   ($16.75/94.25%)                                     $17.77
                                                 ------------
NET ASSET VALUE AND OFFERING
   PRICE PER SHARE -- CLASS C+
   ($56,206/3,380 SHARES)                              $16.63
                                                 ------------

* Non-income producing security.
+ Class C shares have a contingent deferred sales charge.
  For a description of a possible sales charge, please see the Fund's prospectus.
(A) -- Tri-party repurchase agreement
ADR -- American Depositary Receipt
REITS -- Real Estate Investment Trusts
Cost figures are shown with "000's" omitted.

The accompanying notes are an integral part of the financial statements.

                                                                      PBHG FUNDS

                                                             PBHG LARGE CAP FUND

                                                 PBHG LARGE CAP FUND (UNAUDITED)


           INVESTMENT FOCUS 7
                STYLE


    VALUE       BLEND     GROWTH                   M
|-----------|-----------|----------|               A
|           |           |          |               R
|           |           |          |               K
|           |     X     |          |  Large        E
|           |           |          |               T
|           |           |          |
|-----------|-----------|----------|               C
|           |           |          |               A
|           |           |          |               P
|           |           |          |  Medium       I
|           |           |          |               T
|           |           |          |               A
|-----------|-----------|----------|               L
|           |           |          |               I
|           |           |          |               Z
|           |           |          |  Small        A
|           |           |          |               T
|           |           |          |               I
|-----------|-----------|----------|               O
                                                   N

Source: Liberty Ridge Capital, Inc.

                      AVERAGE ANNUAL TOTAL RETURN 1 AS OF SEPTEMBER 30, 2004
---------------------------------------------------------------------------------------------
                                          One     Annualized  Annualized  Annualized
                               6         Year       3 Year      5 Year     Inception
                            Months 2     Return      Return      Return      to Date
---------------------------------------------------------------------------------------------
  PBHG Class 3                (1.42)%      7.50%       (0.92)%      2.64%       9.59%
---------------------------------------------------------------------------------------------
  Advisor Class 4             (1.51)%      7.25%       (1.15)%      2.58%       9.44%
---------------------------------------------------------------------------------------------
  Class A with load 5         (7.19)%      1.07%       (3.29)%      0.91%       8.17%
---------------------------------------------------------------------------------------------
  Class A without load 5      (1.51)%      7.27%       (1.37)%      2.11%       8.99%
---------------------------------------------------------------------------------------------
  Class C with load 5         (2.83)%      5.48%       (2.10)%      1.35%       8.18%
---------------------------------------------------------------------------------------------
  Class C without load 5      (1.85)%      6.48%       (2.10)%      1.35%       8.18%
---------------------------------------------------------------------------------------------

     THE PERFORMANCE DATA SHOWN REPRESENTS PAST PERFORMANCE, WHICH IS NOT A GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL
 FLUCTUATE SO THAT INVESTORS' SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN
  THEIR ORIGINAL COST. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END,
           WHICH MAY BE LOWER OR HIGHER THAN THAT SHOWN, IS AVAILABLE
           BY CALLING 1.800.433.0051 OR ONLINE AT WWW.PBHGFUNDS.COM.

                 COMPARISON OF CHANGE IN THE VALUE OF A $10,000
                    INVESTMENT IN THE PBHG LARGE CAP FUND -
                  PBHG CLASS VERSUS THE S&P 500 INDEX AND THE
                      LIPPER LARGE-CAP CORE FUNDS AVERAGE

[LINE CHART OMITTED, PLOT POINTS FOLLOWS]

                     PBHG LARGE CAP              S&P 500           LIPPER LARGE-CAP
                     FUND-PBHG CLASS             INDEX 6         CORE FUNDS AVERAGE 6
12/31/96                  10000                   10000                   10000
1/31/97                   10240                   10625                   10524
2/28/97                   10430                   10708                   10520
3/31/97                   10110                   10268                   10088
4/30/97                   10380                   10881                   10569
5/31/97                   11080                   11544                   11224
6/30/97                   11560                   12061                   11687
7/31/97                   12400                   13020                   12611
8/31/97                   12000                   12291                   12052
9/30/97                   12450                   12964                   12673
10/31/97                  12110                   12531                   12242
11/30/97                  12390                   13111                   12626
12/31/97                  12562                   13336                   12826
1/31/98                   12540                   13484                   12921
2/28/98                   13407                   14456                   13842
3/31/98                   14101                   15197                   14461
4/30/98                   14198                   15350                   14607
5/31/98                   14101                   15086                   14290
6/30/98                   14339                   15698                   14781
7/31/98                   14318                   15531                   14549
8/31/98                   12312                   13286                   12368
9/30/98                   13201                   14137                   13108
10/31/98                  14578                   15287                   14092
11/30/98                  15553                   16213                   14914
12/31/98                  16925                   17148                   15895
1/31/99                   17244                   17865                   16428
2/28/99                   16509                   17310                   15910
3/31/99                   16962                   18002                   16545
4/30/99                   17415                   18699                   17138
5/31/99                   17550                   18258                   16762
6/30/99                   18701                   19271                   17687
7/31/99                   18297                   18669                   17194
8/31/99                   17991                   18577                   17007
9/30/99                   17844                   18068                   16588
10/31/99                  18787                   19211                   17539
11/30/99                  19142                   19601                   17967
12/31/99                  18796                   20756                   19142
1/31/2000                 18634                   19713                   18338
2/29/2000                 17372                   19340                   18351
3/31/2000                 19379                   21232                   19879
4/30/2000                 19962                   20593                   19293
5/31/2000                 20723                   20171                   18847
6/30/2000                 20270                   20668                   19375
7/31/2000                 19460                   20345                   19107
8/31/2000                 20771                   21608                   20416
9/30/2000                 21516                   20468                   19410
10/31/2000                21743                   20381                   19247
11/30/2000                22034                   18774                   17680
12/31/2000                23303                   18866                   17947
1/31/2001                 24881                   19535                   18410
2/28/2001                 24679                   17754                   16786
3/31/2001                 23336                   16629                   15673
4/30/2001                 24528                   17922                   16890
5/31/2001                 24780                   18042                   16962
6/30/2001                 24310                   17603                   16491
7/31/2001                 24427                   17429                   16237
8/31/2001                 23403                   16338                   15237
9/30/2001                 20902                   15019                   13937
10/31/2001                21103                   15305                   14274
11/30/2001                22849                   16479                   15342
12/31/2001                22974                   16624                   15477
1/31/2002                 22116                   16381                   15194
2/28/2002                 22099                   16065                   14855
3/31/2002                 22436                   16669                   15412
4/30/2002                 21460                   15659                   14529
5/31/2002                 22032                   15543                   14389
6/30/2002                 20165                   14436                   13306
7/31/2002                 18500                   13311                   12300
8/31/2002                 18500                   13398                   12358
9/30/2002                 15877                   11942                   11068
10/31/2002                17088                   12993                   11957
11/30/2002                17844                   13758                   12586
12/31/2002                17357                   12950                   11846
1/31/2003                 16862                   12610                   11532
2/28/2003                 16094                   12421                   11355
3/31/2003                 16213                   12542                   11450
4/30/2003                 17306                   13575                   12336
5/31/2003                 18449                   14290                   12954
6/30/2003                 18535                   14473                   13081
7/31/2003                 18808                   14728                   13321
8/31/2003                 19012                   15015                   13570
9/30/2003                 18910                   14855                   13385
10/31/2003                19303                   15696                   14108
11/30/2003                19593                   15834                   14236
12/31/2003                20675                   16664                   14893
1/31/2004                 20848                   16970                   15113
2/29/2004                 21176                   17206                   15285
3/31/2004                 20623                   16946                   15049
4/30/2004                 20381                   16681                   14755
5/31/2004                 20778                   16910                   14931
6/30/2004                 21090                   17238                   15186
7/31/2004                 20208                   16668                   14600
8/31/2004                 20277                   16735                   14587
9/30/2004                $20329                  $16916                  $14743

1 The PBHG Large Cap Fund's total return is based on net change in NAV, assuming reinvestment of distributions. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. For performance information regarding other share classes please consult your financial advisor. The returns shown reflect fee waivers and/or expense reimbursements in effect for the period; absent fee waivers and expense reimbursements, performance may have been lower. Investors considering the PBHG Large Cap Fund should have a long-term investment horizon. Diversification does not assure a profit or protect against a loss in declining markets. This information should be preceded or accompanied by a prospectus. The prospectus contains important information, including information about the fund's investment objective, risks, charges and expenses and should be read carefully and considered before investing. Prior to April 1, 2003 the PBHG Large Cap Fund was named the PBHG Large Cap Value Fund. Effective May 3, 2004, James B. Bell, III, CFA, joined Mr. McCaffrey as co-manager of the Large Cap Fund.
2 The six month return has not been annualized.
3 The PBHG Large Cap Fund-PBHG Class commenced operations on December 31, 1996. 4 The performance shown for the Advisor Class prior to its inception on December
  29, 2000, is based on the historical performance of the PBHG Class shares adjusted to reflect the 0.25% service (12b-1) fee applicable to the Advisor Class shares as noted below. The Fund's Advisor Class shares and PBHG Class shares would have similar returns because both classes are invested in the same portfolio of securities. Therefore, the performance of the two share classes will differ only to the extent they have different expenses. The average annual total return of the Advisor Class from its inception date to September 30, 2004 was (3.83)%. Advisor Class shares are only available to certain eligible investors. Please see the appropriate prospectus and statement of additional information for a more complete explanation.
5 The PBHG Large Cap Fund-Class A and C shares commenced operations on September
  30, 2003. The returns shown for Class A and C shares prior to their inception date are based on the historical performance of the Fund's PBHG Class shares adjusted to reflect applicable sales charges and the higher service and distribution fees (12b-1) applicable to the Class A and C shares as noted below. Performance without load assumes that no front-end or contingent deferred sales charge applied or the investment was not redeemed. Performance with load assumes that a front-end or contingent deferred sales charge applied to the extent applicable. The Fund offers Class A, Class C, PBHG Class and Advisor Class shares. Class A shares have a current maximum up-front sales charge of 5.75% and are subject to an annual service fee of 0.25%. Class C shares are subject to an aggregate annual distribution and service fee of 1.00% and will be subject to a contingent deferred sales charge of 1.00% if redeemed within the first 12 months. The average annual total returns of the Class A and Class C, with loads, from their inception date to September 30, 2004 were 1.07% and 5.48%, respectively. The average annual total returns of the Class A and Class C, without loads, from their inception date to September 30, 2004 were 7.27% and 6.48%, respectively.
6 For more information on the S&P 500 Index and the Lipper Large-Cap Core Funds
  Average please see the PBHG Funds Disclosure Notes on page 111.
7 For more information on the Investment Focus and Top Ten Holdings please see the PBHG Funds Disclosure Notes on page 112.

SECTOR WEIGHTINGS AT SEPTEMBER 30, 2004

[PIE CHART OMITTED, PLOT POINTS FOLLOWS]

BASIC MATERIALS                1%
CASH                           1%
CONSUMER CYCLICAL             10%
CONSUMER NON-CYCLICAL          6%
ENERGY                         7%
FINANCIAL                     24%
HEALTH CARE                   20%
INDUSTRIALS                    4%
SERVICES                       5%
TECHNOLOGY                    18%
TRANSPORTATION                 1%
UTILITIES                      3%

% of Total Portfolio Investments

TOP TEN COMMON STOCK HOLDINGS AT SEPTEMBER 30, 2004 7

Johnson & Johnson         4.1%
General Electric          4.0%
Citigroup                 3.9%
Wyeth                     3.8%
Exxon Mobil               3.7%
Pfizer                    3.6%
Micrsoft                  3.2%
Goldman Sachs Group       3.0%
Merck                     2.4%
Abbott Laboratories       2.4%
--------------------------------

Combined Top Ten Common Stock Holdings as a %
of  Total Portfolio Investments in Common Stock  34.1%

            PBHG FUNDS

 PBHG LARGE CAP FUND

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
As of September 30, 2004 (UNAUDITED)

                                                    Market
Description                           Shares      Value (000)
--------------------------------------------------------------------------------
COMMON STOCK -- 99.0%
BASIC MATERIALS -- 1.3%
METAL-COPPER -- 1.3%
Phelps Dodge                           22,000    $      2,025
                                                 ------------
                                                        2,025
                                                 ------------
TOTAL BASIC MATERIALS (COST $1,405)                     2,025
                                                 ------------
--------------------------------------------------------------------------------
CONSUMER CYCLICAL -- 10.0%
CABLE TV -- 1.0%
Comcast, Cl A*                         59,600           1,664
                                                 ------------
                                                        1,664
--------------------------------------------------------------------------------
MULTIMEDIA -- 2.1%
Time Warner*                          109,000           1,759
Viacom, Cl B                           46,700           1,567
                                                 ------------
                                                        3,326
--------------------------------------------------------------------------------
PUBLISHING-NEWSPAPERS -- 2.1%
Tribune                                80,400           3,308
                                                 ------------
                                                        3,308
--------------------------------------------------------------------------------
RETAIL-BUILDING PRODUCTS -- 2.1%
Home Depot                             85,400           3,348
                                                 ------------
                                                        3,348
--------------------------------------------------------------------------------
RETAIL-DISCOUNT -- 2.1%
Wal-Mart Stores                        61,900           3,293
                                                 ------------
                                                        3,293
--------------------------------------------------------------------------------
RETAIL-RESTAURANTS -- 0.6%
McDonald's                             31,300             877
                                                 ------------
                                                          877
                                                 ------------
TOTAL CONSUMER CYCLICAL (COST $15,741)                 15,816
                                                 ------------
--------------------------------------------------------------------------------
CONSUMER NON-CYCLICAL -- 6.3%
BEVERAGES-NON-ALCOHOLIC -- 2.1%
PepsiCo                                66,700           3,245
                                                 ------------
                                                        3,245
--------------------------------------------------------------------------------
FOOD-MISCELLANEOUS/DIVERSIFIED -- 2.0%
Unilever                               55,800           3,225
                                                 ------------
                                                        3,225
--------------------------------------------------------------------------------
TOBACCO -- 2.2%
Altria Group                           75,000           3,528
                                                 ------------
                                                        3,528
                                                 ------------
TOTAL CONSUMER NON-CYCLICAL (COST $10,217)              9,998
                                                 ------------
--------------------------------------------------------------------------------
ENERGY -- 7.2%
OIL COMPANIES-EXPLORATION & PRODUCTION-- 1.1%
Anadarko Petroleum                     26,200           1,739
                                                 ------------
                                                        1,739
--------------------------------------------------------------------------------

                                                    Market
Description                           Shares      Value (000)
--------------------------------------------------------------------------------
OIL COMPANIES-INTEGRATED -- 6.1%
ChevronTexaco                          37,400    $      2,006
ConocoPhillips                         20,800           1,723
Exxon Mobil                           120,700           5,834
                                                 ------------
                                                        9,563
                                                 ------------
TOTAL ENERGY (COST $8,709)                             11,302
                                                 ------------
--------------------------------------------------------------------------------
FINANCIAL -- 23.7%
FINANCE-INVESTMENT BANKER/BROKER -- 12.1%
Citigroup                             139,000           6,133
Goldman Sachs Group                    50,400           4,699
JPMorgan Chase                         57,000           2,265
Merrill Lynch                          51,600           2,566
Morgan Stanley                         70,100           3,456
                                                 ------------
                                                       19,119
--------------------------------------------------------------------------------
FINANCE-MORTGAGE LOAN/BANKER -- 1.0%
Fannie Mae                             25,100           1,591
                                                 ------------
                                                        1,591
--------------------------------------------------------------------------------
INSURANCE BROKERS -- 1.7%
Marsh & McLennan                       57,700           2,640
                                                 ------------
                                                        2,640
--------------------------------------------------------------------------------
MULTI-LINE INSURANCE -- 1.6%
American International Group           36,400           2,475
                                                 ------------
                                                        2,475
--------------------------------------------------------------------------------
SUPER-REGIONAL BANKS-US -- 7.3%
Bank of America                        84,800           3,674
US Bancorp                             82,000           2,370
Wachovia                               46,300           2,174
Wells Fargo                            55,300           3,298
                                                 ------------
                                                       11,516
                                                 ------------
TOTAL FINANCIAL (COST $36,271)                         37,341
                                                 ------------
--------------------------------------------------------------------------------
HEALTH CARE -- 19.8%
MEDICAL INSTRUMENTS -- 1.5%
Guidant                                20,000           1,321
Medtronic                              20,000           1,038
                                                 ------------
                                                        2,359
--------------------------------------------------------------------------------
MEDICAL PRODUCTS -- 4.1%
Johnson & Johnson                     114,000           6,422
                                                 ------------
                                                        6,422
--------------------------------------------------------------------------------
MEDICAL-DRUGS -- 12.1%
Abbott Laboratories                    87,700           3,715
Merck                                 114,500           3,779
Pfizer                                182,100           5,572
Wyeth                                 160,300           5,995
                                                 ------------
                                                       19,061
--------------------------------------------------------------------------------
MEDICAL-HMO -- 2.1%
UnitedHealth Group                     23,500           1,733
WellPoint Health Networks*             15,600           1,639
                                                 ------------
                                                        3,372
                                                 ------------
TOTAL HEALTH CARE (COST $32,234)                       31,214
                                                 ------------
--------------------------------------------------------------------------------

                                                                      PBHG FUNDS

                                                             PBHG LARGE CAP FUND

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                            As of September 30, 2004 (UNAUDITED)

                                                    Market
Description                           Shares      Value (000)
--------------------------------------------------------------------------------
INDUSTRIAL -- 3.9%
DIVERSIFIED MANUFACTURING OPERATIONS-- 3.9%
General Electric                      185,000    $      6,212
                                                 ------------
                                                        6,212
                                                 ------------
TOTAL INDUSTRIAL (COST $6,036)                          6,212
                                                 ------------
--------------------------------------------------------------------------------
SERVICES -- 5.0%
TELEPHONE-INTEGRATED -- 5.0%
Alltel                                 40,000           2,197
BellSouth                              75,400           2,045
SBC Communications                     75,000           1,946
Verizon Communications                 45,000           1,772
                                                 ------------
                                                        7,960
                                                 ------------
TOTAL SERVICES (COST $7,813)                            7,960
                                                 ------------
--------------------------------------------------------------------------------
TECHNOLOGY -- 17.4%
APPLICATIONS SOFTWARE -- 3.2%
Microsoft                             181,500           5,019
                                                 ------------
                                                        5,019
--------------------------------------------------------------------------------
COMPUTERS -- 1.6%
International Business Machines        30,000           2,572
                                                 ------------
                                                        2,572
--------------------------------------------------------------------------------
DATA PROCESSING/MANAGEMENT -- 4.2%
Automatic Data Processing              50,000           2,066
First Data                             85,300           3,711
Fiserv*                                25,000             872
                                                 ------------
                                                        6,649
--------------------------------------------------------------------------------
ELECTRONIC COMPONENTS-SEMICONDUCTORS-- 1.6%
Intel                                 120,900           2,425
                                                 ------------
                                                        2,425
--------------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT -- 4.7%
Applied Materials*                    131,000           2,160
KLA-Tencor*                            63,600           2,638
Novellus Systems*                      98,200           2,611
                                                 ------------
                                                        7,409
--------------------------------------------------------------------------------
WIRELESS EQUIPMENT -- 2.1%
Nokia OYJ-ADR                         240,100           3,294
                                                 ------------
                                                        3,294
                                                 ------------
TOTAL TECHNOLOGY (COST $26,491)                        27,368
                                                 ------------
--------------------------------------------------------------------------------
TRANSPORTATION -- 1.0%
TRANSPORT-SERVICES -- 1.0%
United Parcel Service, Cl B            20,000           1,518
                                                 ------------
                                                        1,518
                                                 ------------
TOTAL TRANSPORTATION (COST $1,418)                      1,518
                                                 ------------
--------------------------------------------------------------------------------

                                 Shares/Face       Market
Description                     Amount (000)     Value (000)
--------------------------------------------------------------------------------
UTILITIES -- 3.4%
ELECTRIC-INTEGRATED -- 3.4%
Consolidated Edison                    63,800    $      2,682
Southern                               88,200           2,644
                                                 ------------
                                                        5,326
                                                 ------------
TOTAL UTILITIES (COST $5,144)                           5,326
                                                 ------------
TOTAL COMMON STOCK (COST $151,479)                    156,080
                                                 ------------
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 0.7%
Deutsche Bank 1.82%, dated 09/30/04, to be
   repurchased on 10/01/04, repurchase
   price $1,154,499 (collateralized by
   U.S. Government Obligations, par value
   $1,125,000, 5.50%, 02/15/06;
   total market value $1,177,734)(A)   $1,154           1,154
                                                 ------------
TOTAL REPURCHASE AGREEMENT (COST $1,154)                1,154
                                                 ------------
TOTAL INVESTMENTS-- 99.7% (COST $152,633)             157,234
                                                 ------------
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 0.3%
Payable for Administration Fees                           (20)
Payable for Investment Advisory Fees                      (87)
Other Assets and Liabilities, Net                         528
                                                 ------------
TOTAL OTHER ASSETS AND LIABILITIES                        421
                                                 ------------
NET ASSETS-- 100.0%                              $    157,655
                                                 ------------
--------------------------------------------------------------------------------
NET ASSETS:
Paid-in-capital ($0.001 par value)               $    268,036
Undistributed net investment income                       652
Accumulated net realized loss on investments         (115,634)
Unrealized appreciation on investments                  4,601
                                                 ------------
NET ASSETS-- 100.0%                              $    157,655
                                                 ------------
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- PBHG CLASS
   ($157,046,732/13,355,977 SHARES)                    $11.76
                                                 ------------
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- ADVISOR CLASS
   ($501,243/42,822 SHARES)                            $11.71
                                                 ------------
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE -- CLASS A
   ($53,618/4,569 SHARES)                              $11.74
                                                 ------------
MAXIMUM OFFERING
   PRICE PER SHARE -- CLASS A
   ($11.74/94.25%)                                     $12.46
                                                 ------------
NET ASSET VALUE AND OFFERING
   PRICE PER SHARE -- CLASS C+
   ($53,217/4,562 SHARES)                              $11.67
                                                 ------------
* Non-income producing security.
+ Class C shares have a contingent deferred sales charge.
  For a description of a possible sales charge, please see the Fund's prospectus.
(A) -- Tri-party repurchase agreement
ADR -- American Depositary Receipt
Cl -- Class
Cost figures are shown with "000's" omitted.

 The accompanying notes are an integral part of the financial statements.

     PBHG FUNDS

 PBHG MID-CAP FUND

PBHG MID-CAP FUND (UNAUDITED)


           INVESTMENT FOCUS 7

                STYLE


    VALUE       BLEND     GROWTH                   M
|-----------|-----------|----------|               A
|           |           |          |               R
|           |           |          |               K
|           |           |          |  Large        E
|           |           |          |               T
|           |           |          |
|-----------|-----------|----------|               C
|           |           |          |               A
|           |           |          |               P
|           |     X     |          |  Medium       I
|           |           |          |               T
|           |           |          |               A
|-----------|-----------|----------|               L
|           |           |          |               I
|           |           |          |               Z
|           |           |          |  Small        A
|           |           |          |               T
|           |           |          |               I
|-----------|-----------|----------|               O
                                                   N

Source: Liberty Ridge Capital, Inc.

                      AVERAGE ANNUAL TOTAL RETURN 1 AS OF SEPTEMBER 30, 2004
---------------------------------------------------------------------------------------------
                                          One     Annualized  Annualized  Annualized
                               6         Year       3 Year      5 Year     Inception
                            Months 2     Return      Return      Return      to Date
---------------------------------------------------------------------------------------------
  PBHG Class 3              (1.78)%     17.87%       9.86%      11.55%      17.52%
---------------------------------------------------------------------------------------------

  Advisor Class 4           (1.96)%     17.56%       9.55%      11.25%      17.22%
---------------------------------------------------------------------------------------------
  Class A with load 5       (7.58)%     10.80%       7.32%       9.84%      15.93%
---------------------------------------------------------------------------------------------
  Class A without load 5    (1.96)%     17.55%       9.46%      11.15%      16.85%
---------------------------------------------------------------------------------------------
  Class C with load 5       (3.28)%     15.61%       8.66%      10.33%      15.99%
---------------------------------------------------------------------------------------------
  Class C without load 5    (2.30)%     16.61%       8.66%      10.33%      15.99%
---------------------------------------------------------------------------------------------

     THE PERFORMANCE DATA SHOWN REPRESENTS PAST PERFORMANCE, WHICH IS NOT A GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL
 FLUCTUATE SO THAT INVESTORS' SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN
   THEIR ORIGINAL COST. FUNDS THAT INVEST IN SMALLER CAPITALIZATION COMPANIES
        INVOLVE GREATER RISK AND PRICE VOLATILITY THAN FUNDS THAT INVEST
   IN LARGER, MORE ESTABLISHED COMPANIES. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, WHICH MAY BE LOWER OR HIGHER THAN THAT SHOWN, IS AVAILABLE
            BY CALLING 1.800.433.0051 OR ONLINE AT WWW.PBHGFUNDS.COM.

                 COMPARISON OF CHANGE IN THE VALUE OF A $10,000
                   INVESTMENT IN THE PBHG MID-CAP FUND - PBHG
                   CLASS VERSUS THE S&P MIDCAP 400 INDEX AND
                            THE LIPPER MID-CAP CORE
                                 FUNDS AVERAGE

[LINE CHART OMITTED, PLOT POINTS FOLLOWS]

                  PBHG MID-CAP FUND-PBHG CLASS  S&P MIDCAP 400 INDEX 6      LIPPER MID-CAP CORE FUNDS AVERAGE 6
4/30/97                      10000                   10000                              10000
5/31/97                      10740                   10874                              10901
6/30/97                      11410                   11180                              11356
7/31/97                      12890                   12285                              12249
8/31/97                      13240                   12271                              12304
9/30/97                      14300                   12976                              13103
10/31/97                     13760                   12411                              12623
11/30/97                     13870                   12595                              12644
12/31/97                     14148                   13083                              12870
1/31/98                      14138                   12834                              12742
2/28/98                      15443                   13896                              13763
3/31/98                      16106                   14523                              14407
4/30/98                      16422                   14787                              14600
5/31/98                      15717                   14123                              13981
6/30/98                      15896                   14211                              14122
7/31/98                      15580                   13660                              13414
8/31/98                      12769                   11119                              10987
9/30/98                      13906                   12157                              11664
10/31/98                     15358                   13243                              12361
11/30/98                     16538                   13904                              13122
12/31/98                     18087                   15584                              14234
1/31/99                      18122                   14977                              14202
2/28/99                      17023                   14193                              13466
3/31/99                      17451                   14589                              14000
4/30/99                      17764                   15740                              14919
5/31/99                      18666                   15808                              15082
6/30/99                      20042                   16656                              16006
7/31/99                      20215                   16301                              15761
8/31/99                      19487                   15742                              15370
9/30/99                      19174                   15256                              15166
10/31/99                     19313                   16033                              15801
11/30/99                     20007                   16875                              16764
12/31/99                     22017                   17878                              18370
1/31/2000                    20903                   17374                              17875
2/29/2000                    21622                   18590                              19831
3/31/2000                    24818                   20146                              20717
4/30/2000                    24639                   19443                              19719
5/31/2000                    25788                   19200                              19102
6/30/2000                    25698                   19482                              20194
7/31/2000                    25321                   19790                              19960
8/31/2000                    27943                   21999                              21972
9/30/2000                    27153                   21849                              21677
10/31/2000                   26883                   21108                              20943
11/30/2000                   25321                   19515                              19108
12/31/2000                   27779                   21007                              20610
1/31/2001                    28494                   21475                              20993
2/28/2001                    27911                   20250                              19729
3/31/2001                    27159                   18744                              18532
4/30/2001                    29510                   20812                              20163
5/31/2001                    30525                   21297                              20639
6/30/2001                    30657                   21211                              20641
7/31/2001                    30130                   20895                              20246
8/31/2001                    29058                   20211                              19463
9/30/2001                    24977                   17697                              17079
10/31/2001                   26143                   18480                              17811
11/30/2001                   28607                   19855                              19108
12/31/2001                   29942                   20880                              20073
1/31/2002                    28851                   20772                              19820
2/28/2002                    28212                   20797                              19568
3/31/2002                    29604                   22284                              20799
4/30/2002                    29547                   22180                              20631
5/31/2002                    29133                   21806                              20294
6/30/2002                    26989                   20210                              18878
7/31/2002                    24131                   18252                              16977
8/31/2002                    24375                   18344                              17101
9/30/2002                    22250                   16866                              15791
10/31/2002                   23378                   17597                              16419
11/30/2002                   25127                   18615                              17409
12/31/2002                   24018                   17850                              16671
1/31/2003                    23435                   17328                              16298
2/28/2003                    23040                   16916                              15939
3/31/2003                    23115                   17058                              16068
4/30/2003                    24657                   18297                              17237
5/31/2003                    27083                   19813                              18700
6/30/2003                    27046                   20066                              18988
7/31/2003                    27441                   20778                              19592
8/31/2003                    28513                   21720                              20436
9/30/2003                    28099                   21388                              20099
10/31/2003                   30187                   23005                              21554
11/30/2003                   30920                   23806                              22149
12/31/2003                   32312                   24208                              22734
1/31/2004                    33158                   24732                              23279
2/29/2004                    33948                   25326                              23754
3/31/2004                    33723                   25434                              23745
4/30/2004                    32839                   24599                              22945
5/31/2004                    32970                   25109                              23337
6/30/2004                    33610                   25681                              23972
7/31/2004                    32124                   24483                              22821
8/31/2004                    32218                   24418                              22645
9/30/2004                   $33121                  $25142                             $23476

1 The PBHG Mid-Cap Fund's total return is based on net change in NAV, assuming reinvestment of distributions. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. For performance information regarding other share classes please consult your financial advisor. The returns shown reflect fee waivers and/or expense reimbursements in effect for the period; absent fee waivers and expense reimbursements, performance may have been lower. Investors considering the PBHG Mid-Cap Fund should have a long-term investment horizon. Diversification does not assure a profit or protect against a loss in declining markets. This information should be preceded or accompanied by a prospectus. The prospectus contains important information, including information about the fund's investment objective, risks, charges and expenses and should be read carefully and considered before investing. Prior to April 1, 2003 the PBHG Mid-Cap Fund was known as the PBHG Mid-Cap Value Fund. Effective May 3, 2004, James B. Bell, III, CFA, joined Mr. Heppelmann as co-manager of the Mid-Cap Fund.
2 The six month return has not been annualized.
3 The PBHG Mid-Cap Fund-PBHG Class commenced operations on April 30, 1997.
4 The performance shown for the Advisor Class prior to its inception on October
  31, 2001, is based on the historical performance of the PBHG Class shares adjusted to reflect the 0.25% service (12b-1) fee applicable to the Advisor Class shares as noted below. The Fund's Advisor Class shares and PBHG Class shares would have similar returns because both classes are invested in the same portfolio of securities. Therefore, the performance of the two share classes will differ only to the extent they have different expenses. The average annual total return of the Advisor Class from its inception date to September 30, 2004 was 8.15%. Advisor Class shares are only available to certain eligible investors. Please see the appropriate prospectus and statement of additional information for a more complete explanation.
5 The PBHG MidCap Fund-Class A and C shares commenced operations on July 31,
  2003. The returns shown for Class A and C shares prior to their inception date are based on the historical performance of the Fund's PBHG Class shares adjusted to reflect applicable sales charges and the higher service and distribution fees (12b-1) applicable to the Class A and C shares as noted below. Performance without load assumes that no front-end or contingent deferred sales charge applied or the investment was not redeemed. Performance with load assumes that a front-end or contingent deferred sales charge applied to the extent applicable. The Fund offers Class A, Class C, PBHG Class and Advisor Class shares. Class A shares have a current maximum up-front sales charge of 5.75% and are subject to an annual service fee of 0.25%. Class C shares are subject to an aggregate annual distribution and service fee of 1.00% and will be subject to a contingent deferred sales charge of 1.00% if redeemed within the first 12 months. The average annual total returns of the Class A and Class C, with loads, from their inception date to September 30, 2004 were 11.36% and 16.35%, respectively. The average annual total returns of the Class A and Class C, without loads, from their inception date to September 30, 2004 were 17.16% and 16.35%, respectively.
6 For more information on the S&P MidCap 400 Index and the Lipper Mid-Cap Core
  Funds Average please see the PBHG Funds Disclosure Notes on page 111.
7 For more information on the Investment Focus and Top Ten Holdings please see the PBHG Funds Disclosure Notes on page 112.

SECTOR WEIGHTINGS AT SEPTEMBER 30, 2004

[PIE CHART OMITTED, PLOT POINTS FOLLOWS]

Basic Materials                   2%
Cash                              3%
Consumer Cyclical                19%
Consumer Non-Cyclical             2%
Energy                           11%
Financial                        25%
Health Care                       6%
Industrial                        3%
Investment Company                1%
Services                          3%
Technology                       22%
Transportation                    1%
Utilities                         2%

% of Total Portfolio Investments


TOP TEN COMMON STOCK HOLDINGS AT SEPTEMBER 30, 2004 7

Intuit                                       2.9%
Veritas Software                             2.3%
Lincare Holdings                             2.0%
Friedman Billings Ramsey Group, Cl A         1.8%
El Paso                                      1.8%
Federated Investors, Cl B                    1.8%
Cincinnati Financial                         1.7%
Tribune                                      1.7%
Host Marriott                                1.7%
Sysco                                        1.7%
---------------------------------------------------------

Combined Top Ten Common Stock Holdings as a %
of  Total Portfolio Investments in Common Stock  19.4%

                                                                      PBHG FUNDS

                                                               PBHG MID-CAP FUND

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                            As of September 30, 2004 (UNAUDITED)

                                                    Market
Description                           Shares      Value (000)
--------------------------------------------------------------------------------
COMMON STOCK -- 95.0%
BASIC MATERIALS -- 2.1%
CHEMICALS-SPECIALTY -- 1.3%
Eastman Chemical                      121,000    $      5,754
                                                 ------------
                                                        5,754
--------------------------------------------------------------------------------
INDUSTRIAL GASES -- 0.8%
Air Products & Chemicals               61,600           3,350
                                                 ------------
                                                        3,350
                                                 ------------
TOTAL BASIC MATERIALS (COST $7,384)                     9,104
                                                 ------------
--------------------------------------------------------------------------------
CONSUMER CYCLICAL -- 18.7%
BROADCAST SERVICES/PROGRAMMING -- 1.4%
Citadel Broadcasting*                 458,000           5,872
                                                 ------------
                                                        5,872
--------------------------------------------------------------------------------
BUILDING-RESIDENTIAL/COMMERCIAL -- 2.5%
DR Horton                             170,200           5,635
Lennar, Cl A                          108,600           5,169
                                                 ------------
                                                       10,804
--------------------------------------------------------------------------------
CASINO SERVICES -- 1.3%
International Game Technology         156,300           5,619
                                                 ------------
                                                        5,619
--------------------------------------------------------------------------------
HOTELS & MOTELS -- 0.5%
Fairmont Hotels & Resorts              71,100           1,942
                                                 ------------
                                                        1,942
--------------------------------------------------------------------------------
MULTIMEDIA -- 1.3%
EW Scripps, Cl A                      111,400           5,323
                                                 ------------
                                                        5,323
--------------------------------------------------------------------------------
PUBLISHING-NEWSPAPERS -- 2.9%
New York Times, Cl A                  142,900           5,587
Tribune                               167,100           6,876
                                                 ------------
                                                       12,463
--------------------------------------------------------------------------------
PUBLISHING-PERIODICALS -- 0.5%
Reader's Digest Association           139,950           2,042
                                                 ------------
                                                        2,042
--------------------------------------------------------------------------------
RADIO -- 2.7%
Radio One, Cl A*                      353,200           5,047
Westwood One*                         327,200           6,469
                                                 ------------
                                                       11,516
--------------------------------------------------------------------------------
RETAIL-DISCOUNT -- 1.3%
Costco Wholesale                      129,700           5,390
                                                 ------------
                                                        5,390
--------------------------------------------------------------------------------
RETAIL-DRUG STORE -- 1.0%
CVS                                   104,600           4,407
                                                 ------------
                                                        4,407
--------------------------------------------------------------------------------
RETAIL-HOME FURNISHINGS -- 0.5%
Pier 1 Imports                        128,900           2,330
                                                 ------------
                                                        2,330
--------------------------------------------------------------------------------

                                                    Market
Description                           Shares      Value (000)
--------------------------------------------------------------------------------
RETAIL-JEWELRY -- 0.9%
Tiffany                               119,000    $      3,658
                                                 ------------
                                                        3,658
--------------------------------------------------------------------------------
RETAIL-TOY STORE -- 0.6%
Toys 'R' Us*                          133,900           2,375
                                                 ------------
                                                        2,375
--------------------------------------------------------------------------------
TELEVISION -- 1.3%
Univision Communications*             177,855           5,622
                                                 ------------
                                                        5,622
                                                 ------------
TOTAL CONSUMER CYCLICAL (COST $82,347)                 79,363
                                                 ------------
--------------------------------------------------------------------------------
CONSUMER NON-CYCLICAL -- 1.6%
FOOD-WHOLESALE/DISTRIBUTION - 1.6%
Sysco                                 226,900           6,789
                                                 ------------
                                                        6,789
                                                 ------------
TOTAL CONSUMER NON-CYCLICAL (COST $7,550)               6,789
                                                 ------------
--------------------------------------------------------------------------------
ENERGY -- 10.7%
OIL & GAS DRILLING -- 4.3%
GlobalSantaFe                         124,200           3,807
Pride International*                  219,300           4,340
Rowan*                                201,700           5,325
Transocean*                           134,200           4,802
                                                 ------------
                                                       18,274
--------------------------------------------------------------------------------
OIL COMPANIES-EXPLORATION & PRODUCTION-- 1.8%
Newfield Exploration*                  45,200           2,768
Noble Energy                           40,100           2,336
Pogo Producing                         47,800           2,268
                                                 ------------
                                                        7,372
--------------------------------------------------------------------------------
OIL-FIELD SERVICES -- 1.9%
Tidewater                             149,800           4,876
Weatherford International*             64,200           3,276
                                                 ------------
                                                        8,152
--------------------------------------------------------------------------------
PIPELINES -- 2.7%
El Paso                               777,100           7,141
Williams                              355,200           4,298
                                                 ------------
                                                       11,439
                                                 ------------
TOTAL ENERGY (COST $34,056)                            45,237
                                                 ------------
--------------------------------------------------------------------------------
FINANCIAL -- 24.9%
COMMERCIAL BANKS-EASTERN US -- 1.1%
Commerce Bancorp                       85,700           4,731
                                                 ------------
                                                        4,731
--------------------------------------------------------------------------------
FIDUCIARY BANKS -- 0.8%
State Street                           73,500           3,139
                                                 ------------
                                                        3,139
--------------------------------------------------------------------------------
FINANCE-CREDIT CARD -- 1.1%
Providian Financial*                  308,900           4,800
                                                 ------------
                                                        4,800
--------------------------------------------------------------------------------

            PBHG FUNDS

 PBHG MID-CAP FUND

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
As of September 30, 2004 (UNAUDITED)

                                                    Market
Description                           Shares      Value (000)
--------------------------------------------------------------------------------
FINANCE-INVESTMENT BANKER/BROKER -- 2.9%
Friedman Billings Ramsey Group, Cl A  381,800    $      7,292
Lehman Brothers Holdings               62,100           4,951
                                                 ------------
                                                       12,243
--------------------------------------------------------------------------------
FINANCE-MORTGAGE LOAN/BANKER -- 0.5%
Countrywide Financial                  56,898           2,241
                                                 ------------
                                                        2,241
--------------------------------------------------------------------------------
INVESTMENT MANAGEMENT/ADVISORY SERVICES-- 2.7%
Federated Investors, Cl B             248,300           7,062
Franklin Resources                     78,800           4,394
                                                 ------------
                                                       11,456
--------------------------------------------------------------------------------
LIFE/HEALTH INSURANCE -- 0.3%
Genworth Financial, Cl A*              60,100           1,400
                                                 ------------
                                                        1,400
--------------------------------------------------------------------------------
MULTI-LINE INSURANCE -- 3.1%
Allmerica Financial*                  133,100           3,578
Assurant                               93,500           2,431
Cincinnati Financial                  167,700           6,913
                                                 ------------
                                                       12,922
--------------------------------------------------------------------------------
PROPERTY/CASUALTY INSURANCE -- 2.4%
Fidelity National Financial           110,800           4,221
Xl Capital, Cl A                       80,400           5,949
                                                 ------------
                                                       10,170
--------------------------------------------------------------------------------
REAL ESTATE MANAGEMENT/SERVICES -- 1.4%
CB Richard Ellis Group, Cl A*         255,200           5,895
                                                 ------------
                                                        5,895
--------------------------------------------------------------------------------
REAL ESTATE OPERATION/DEVELOPMENT -- 1.1%
St. Joe                                93,400           4,462
                                                 ------------
                                                        4,462
--------------------------------------------------------------------------------
REINSURANCE -- 3.2%
Aspen Insurance Holdings              137,000           3,152
Axis Capital Holdings                 163,500           4,251
Odyssey Re Holdings                    88,700           1,967
PartnerRe                              78,300           4,282
                                                 ------------
                                                       13,652
--------------------------------------------------------------------------------
REITS-HOTELS -- 1.6%
Host Marriott*                        485,000           6,805
                                                 ------------
                                                        6,805
--------------------------------------------------------------------------------
REITS-OFFICE PROPERTY -- 1.4%
American Financial Realty Trust       417,900           5,897
                                                 ------------
                                                        5,897
--------------------------------------------------------------------------------
S&L/THRIFTS-EASTERN US -- 1.3%
NewAlliance Bancshares                391,200           5,614
                                                 ------------
                                                        5,614
                                                 ------------
TOTAL FINANCIAL (COST $96,632)                        105,427
                                                 ------------
--------------------------------------------------------------------------------

                                                    Market
Description                           Shares      Value (000)
--------------------------------------------------------------------------------
HEALTH CARE -- 6.4%
DIALYSIS CENTERS -- 0.5%
DaVita*                                71,400    $      2,224
                                                 ------------
                                                        2,224
--------------------------------------------------------------------------------
HOSPITAL BEDS/EQUIPMENT -- 0.7%
Hillenbrand Industries                 55,500           2,804
                                                 ------------
                                                        2,804
--------------------------------------------------------------------------------
MEDICAL PRODUCTS -- 1.0%
Becton Dickinson                       82,300           4,255
                                                 ------------
                                                        4,255
--------------------------------------------------------------------------------
MEDICAL-BIOMEDICAL/GENETIC -- 0.5%
Protein Design Labs*                  109,200           2,138
                                                 ------------
                                                        2,138
--------------------------------------------------------------------------------
MEDICAL-GENERIC DRUGS -- 1.8%
Barr Pharmaceuticals*                 107,300           4,446
Watson Pharmaceuticals*               114,800           3,382
                                                 ------------
                                                        7,828
--------------------------------------------------------------------------------
MEDICAL-OUTPATIENT/HOME MEDICAL -- 1.9%
Lincare Holdings*                     265,000           7,873
                                                 ------------
                                                        7,873
                                                 ------------
TOTAL HEALTH CARE (COST $25,236)                       27,122
                                                 ------------
--------------------------------------------------------------------------------
INDUSTRIAL -- 3.1%
AEROSPACE/DEFENSE-EQUIPMENT -- 1.0%
Alliant Techsystems*                   70,200           4,247
                                                 ------------
                                                        4,247
--------------------------------------------------------------------------------
DIVERSIFIED MANUFACTURING OPERATIONS-- 1.3%
Brink's                               187,600           5,660
                                                 ------------
                                                        5,660
--------------------------------------------------------------------------------
INSTRUMENTS-SCIENTIFIC -- 0.8%
Applera-Applied Biosystems Group      181,200           3,419
                                                 ------------
                                                        3,419
                                                 ------------
TOTAL INDUSTRIAL (COST $10,803)                        13,326
                                                 ------------
--------------------------------------------------------------------------------
SERVICES -- 3.3%
ADVERTISING AGENCIES -- 1.3%
Interpublic Group*                    521,800           5,526
                                                 ------------
                                                        5,526
--------------------------------------------------------------------------------
COMMERCIAL SERVICES-FINANCE -- 0.7%
MoneyGram International               179,100           3,059
                                                 ------------
                                                        3,059
--------------------------------------------------------------------------------
COMPUTER SERVICES -- 1.0%
DST Systems*                           94,200           4,189
                                                 ------------
                                                        4,189
--------------------------------------------------------------------------------

                                                                      PBHG FUNDS

                                                               PBHG MID-CAP FUND

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                            As of September 30, 2004 (UNAUDITED)

                                                    Market
Description                           Shares      Value (000)
--------------------------------------------------------------------------------

DIVERSIFIED OPERATIONS/COMMERCIAL SERVICES-- 0.3%
Viad                                   44,775    $      1,063
                                                 ------------
                                                        1,063
                                                 ------------
TOTAL SERVICES (COST $13,609)                          13,837
                                                 ------------
--------------------------------------------------------------------------------
TECHNOLOGY -- 21.7%
APPLICATIONS SOFTWARE -- 6.7%
Citrix Systems*                       353,000           6,184
Intuit*                               261,400          11,868
Satyam Computer Services-ADR          259,600           6,002
Siebel Systems*                       576,800           4,349
                                                 ------------
                                                       28,403
--------------------------------------------------------------------------------
DATA PROCESSING/MANAGEMENT -- 6.2%
Dun & Bradstreet*                     108,300           6,357
Fiserv*                               183,100           6,383
SEI Investments                       136,400           4,594
Veritas Software*                     513,100           9,133
                                                 ------------
                                                       26,467
--------------------------------------------------------------------------------
ELECTRONIC COMPONENTS-MISCELLANEOUS-- 1.9%
Flextronics International*            249,200           3,302
Sanmina-SCI*                          651,200           4,591
                                                 ------------
                                                        7,893
--------------------------------------------------------------------------------
ELECTRONIC COMPONENTS-SEMICONDUCTORS-- 1.1%
Intersil, Cl A                        133,800           2,131
QLogic*                                78,000           2,310
                                                 ------------
                                                        4,441
--------------------------------------------------------------------------------
ENTERPRISE SOFTWARE/SERVICES -- 1.7%
Ascential Software*                    66,600             897
BMC Software*                         407,800           6,447
                                                 ------------
                                                        7,344
--------------------------------------------------------------------------------
INTERNET INFRASTRUCTURE EQUIPMENT -- 0.9%
Avocent*                              146,800           3,821
                                                 ------------
                                                        3,821
--------------------------------------------------------------------------------
OFFICE AUTOMATION & EQUIPMENT -- 0.8%
Xerox*                                234,000           3,295
                                                 ------------
                                                        3,295
--------------------------------------------------------------------------------
SEMICONDUCTOR COMPONENTS-INTEGRATED CIRCUITS-- 1.6%
Integrated Circuit Systems*           152,300           3,274
Integrated Device Technology*         362,500           3,455
                                                 ------------
                                                        6,729
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES -- 0.8%
Amdocs*                               155,300           3,390
                                                 ------------
                                                        3,390
                                                 ------------
TOTAL TECHNOLOGY (COST $90,434)                        91,783
                                                 ------------
--------------------------------------------------------------------------------

                                     Shares/Face    Market
Description                         Amount (000)  Value (000)
--------------------------------------------------------------------------------
TRANSPORTATION -- 0.6%
TRANSPORT-SERVICES -- 0.6%
CH Robinson Worldwide                  58,200    $      2,700
                                                 ------------
                                                        2,700
                                                 ------------
TOTAL TRANSPORTATION (COST $2,129)                      2,700
                                                 ------------
--------------------------------------------------------------------------------
UTILITIES -- 1.9%
ELECTRIC-INTEGRATED -- 1.9%
Alliant Energy                         88,300           2,197
Public Service Enterprise Group       132,800           5,657
                                                 ------------
                                                        7,854
                                                 ------------
TOTAL UTILITIES (COST $7,268)                           7,854
                                                 ------------
TOTAL COMMON STOCK (COST $377,448)                    402,542
                                                 ------------
--------------------------------------------------------------------------------
INVESTMENT COMPANY -- 1.3%
INDEX FUND-MIDCAP -- 1.3%
Midcap SPDR Trust Series 1             48,700           5,280
                                                 ------------
                                                        5,280
                                                 ------------
TOTAL INVESTMENT COMPANY (COST $5,267)                  5,280
                                                 ------------
--------------------------------------------------------------------------------
REPURCHASE AGREEEMENT -- 3.6%
Deutsche Bank 1.82%, dated 09/30/04, to be
   repurchased on 10/01/04, repurchase
   price $15,334,628 (collateralized by
   U.S. Government Obligations, ranging in
   par value $10,000-$53,250,000,
   0.00%-7.00%, 05/02/07-08/15/34;
   total market value $15,640,530)(A) $15,334          15,334
                                                 ------------
TOTAL REPURCHASE AGREEMENT (COST $15,334)              15,334
                                                 ------------
TOTAL INVESTMENTS-- 99.9% (COST $398,049)             423,156
                                                 ------------
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES --0.1%
Payable for Administration Fees                           (52)
Payable for Investment Advisory Fees                     (297)
Payable for Distribution Fees                              (1)
Other Assets and Liabilities, Net                         825
                                                 ------------
TOTAL OTHER ASSETS AND LIABILITIES                        475
                                                 ------------
NET ASSETS-- 100.0%                              $    423,631
                                                 ------------
--------------------------------------------------------------------------------
NET ASSETS:
Paid-in-capital ($0.001 par value)               $    356,674
Accumulated net investment loss                          (955)
Accumulated net realized gain on investments           42,805
Unrealized appreciation on investments                 25,107
                                                 ------------
NET ASSETS-- 100.0%                              $    423,631
                                                 ------------

            PBHG FUNDS

 PBHG MID-CAP FUND

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
As of September 30, 2004 (UNAUDITED)


Description
--------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- PBHG CLASS
   ($416,844,757/23,671,948 SHARES)                    $17.61
                                                 ------------
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- ADVISOR CLASS
   ($6,458,828/369,705 SHARES)                         $17.47
                                                 ------------
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE -- CLASS A
   ($228,901/13,040 SHARES)                            $17.55
                                                 ------------
MAXIMUM OFFERING
   PRICE PER SHARE -- CLASS A
   ($17.55/94.25%)                                     $18.62
                                                 ------------
NET ASSET VALUE AND OFFERING
   PRICE PER SHARE -- CLASS C+
   ($98,503/5,657 SHARES)                              $17.41
                                                 ------------

* Non-income producing security.
+ Class C shares have a contingent deferred sales charge.
  For a description of a possible sales charge, please see the Fund's prospectus.
(A) -- Tri-party repurchase agreement
ADR -- American Depositary Receipt
Cl -- Class
REITS -- Real Estate Investment Trusts
SPDR -- Standard &Poor's 500 Composite Index Depositary Receipt
Cost figures are shown with "000's" omitted.


The accompanying notes are an integral part of the financial statements.

                                                                      PBHG FUNDS

                                                             PBHG SMALL CAP FUND

                                                 PBHG SMALL CAP FUND (UNAUDITED)


           INVESTMENT FOCUS 7

                STYLE


    VALUE       BLEND     GROWTH                   M
|-----------|-----------|----------|               A
|           |           |          |               R
|           |           |          |               K
|           |           |          |  Large        E
|           |           |          |               T
|           |           |          |
|-----------|-----------|----------|               C
|           |           |          |               A
|           |           |          |               P
|           |           |          |  Medium       I
|           |           |          |               T
|           |           |          |               A
|-----------|-----------|----------|               L
|           |           |          |               I
|           |           |          |               Z
|           |     X     |          |  Small        A
|           |           |          |               T
|           |           |          |               I
|-----------|-----------|----------|               O
                                                   N

Source: Liberty Ridge Capital, Inc.

                      AVERAGE ANNUAL TOTAL RETURN 1 AS OF SEPTEMBER 30, 2004
---------------------------------------------------------------------------------------------
                                          One     Annualized  Annualized  Annualized
                               6         Year       3 Year      5 Year     Inception
                            Months 2    Return      Return      Return      to Date
---------------------------------------------------------------------------------------------
  PBHG Class 3                (4.63)%     15.18%        5.63%       8.54%      11.75%
---------------------------------------------------------------------------------------------
  Advisor Class 4             (4.76)%     14.91%        5.40%       8.29%      11.49%
---------------------------------------------------------------------------------------------
  Class A with load 5        (10.27)%      8.31%        3.30%       6.98%      10.57%
---------------------------------------------------------------------------------------------
  Class A without load 5      (4.79)%     14.88%        5.35%       8.26%      11.46%
---------------------------------------------------------------------------------------------
  Class C with load 5         (6.05)%     13.05%        4.57%       7.46%      10.63%
---------------------------------------------------------------------------------------------
  Class C without load 5      (5.10)%     14.05%        4.57%       7.46%      10.63%
---------------------------------------------------------------------------------------------


     THE PERFORMANCE DATA SHOWN REPRESENTS PAST PERFORMANCE, WHICH IS NOT A GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL
 FLUCTUATE SO THAT INVESTORS' SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN
   THEIR ORIGINAL COST. FUNDS THAT INVEST IN SMALLER CAPITALIZATION COMPANIES INVOLVE GREATER RISK AND PRICE VOLATILITY THAN FUNDS THAT INVEST IN LARGER,
        MORE ESTABLISHED COMPANIES. PERFORMANCE DATA CURRENT TO THE MOST
        RECENT MONTH-END, WHICH MAY BE LOWER OR HIGHER THAN THAT SHOWN,
     IS AVAILABLE BY CALLING 1.800.433.0051 OR ONLINE AT WWW.PBHGFUNDS.COM.

                            COMPARISON OF CHANGE IN
                      THE VALUE OF A $10,000 INVESTMENT IN
                         THE PBHG SMALL CAP FUND - PBHG
                        CLASS VERSUS THE RUSSELL 2000(R)
                         INDEX AND THE LIPPER SMALL-CAP
                               CORE FUNDS AVERAGE

[LINE CHART OMITTED, PLOT POINTS FOLLOWS]

              PBHG SMALL CAP FUND-PBHG CLASS  RUSSELL 2000 INDEX 6    LIPPER SMALL-CAP CORE FUNDS AVERAGE 6
4/30/97                   10000                    10000                          10000
5/31/97                   10880                    11113                          11068
6/30/97                   11800                    11589                          11681
7/31/97                   13070                    12128                          12386
8/31/97                   13370                    12405                          12667
9/30/97                   14550                    13313                          13576
10/31/97                  14210                    12729                          13106
11/30/97                  14200                    12646                          12988
12/31/97                  14539                    12868                          13127
1/31/98                   14518                    12665                          12900
2/28/98                   15615                    13601                          13834
3/31/98                   16227                    14162                          14475
4/30/98                   16438                    14240                          14601
5/31/98                   15520                    13473                          13897
6/30/98                   15098                    13501                          13825
7/31/98                   14402                    12409                          12854
8/31/98                   11490                     9999                          10390
9/30/98                   11838                    10782                          10884
10/31/98                  12872                    11221                          11333
11/30/98                  13811                    11809                          12003
12/31/98                  14703                    12540                          12686
1/31/99                   14410                    12706                          12615
2/28/99                   13237                    11677                          11660
3/31/99                   12831                    11860                          11711
4/30/99                   13429                    12922                          12615
5/31/99                   14004                    13111                          12927
6/30/99                   14962                    13704                          13661
7/31/99                   15255                    13328                          13567
8/31/99                   15131                    12835                          13145
9/30/99                   15131                    12838                          13075
10/31/99                  14771                    12890                          13118
11/30/99                  15605                    13659                          13900
12/31/99                  17443                    15205                          15139
1/31/2000                 17217                    14961                          14801
2/29/2000                 19845                    17432                          16524
3/31/2000                 21141                    16283                          16668
4/30/2000                 20149                    15303                          16049
5/31/2000                 20431                    14411                          15459
6/30/2000                 22348                    15667                          16581
7/31/2000                 21649                    15163                          16266
8/31/2000                 23734                    16320                          17663
9/30/2000                 23362                    15840                          17305
10/31/2000                22325                    15133                          16838
11/30/2000                20532                    13580                          15381
12/31/2000                23176                    14746                          16855
1/31/2001                 24165                    15514                          17536
2/28/2001                 22916                    14496                          16618
3/31/2001                 21774                    13787                          15839
4/30/2001                 23317                    14865                          17078
5/31/2001                 24024                    15231                          17651
6/30/2001                 24071                    15757                          18086
7/31/2001                 23729                    14904                          17612
8/31/2001                 23140                    14422                          17131
9/30/2001                 19346                    12481                          15032
10/31/2001                20831                    13211                          15780
11/30/2001                22834                    14234                          16829
12/31/2001                24319                    15113                          17886
1/31/2002                 23364                    14956                          17784
2/28/2002                 22575                    14546                          17487
3/31/2002                 24330                    15715                          18847
4/30/2002                 23706                    15858                          19023
5/31/2002                 22598                    15154                          18364
6/30/2002                 20902                    14402                          17411
7/31/2002                 17049                    12227                          15050
8/31/2002                 17520                    12196                          15092
9/30/2002                 16295                    11320                          14021
10/31/2002                16625                    11683                          14390
11/30/2002                17626                    12725                          15403
12/31/2002                16542                    12017                          14765
1/31/2003                 15953                    11684                          14340
2/28/2003                 15423                    11331                          13884
3/31/2003                 15635                    11477                          14010
4/30/2003                 17108                    12565                          15212
5/31/2003                 18533                    13914                          16621
6/30/2003                 18769                    14166                          17023
7/31/2003                 19500                    15052                          17886
8/31/2003                 20383                    15742                          18716
9/30/2003                 19794                    15452                          18417
10/31/2003                21597                    16749                          19921
11/30/2003                22292                    17344                          20646
12/31/2003                22964                    17695                          21187
1/31/2004                 23564                    18464                          21918
2/29/2004                 23883                    18630                          22258
3/31/2004                 23906                    18803                          22441
4/30/2004                 22916                    17845                          21554
5/31/2004                 23058                    18129                          21765
6/30/2004                 23612                    18892                          22660
7/31/2004                 22045                    17620                          21371
8/31/2004                 21703                    17530                          21146
9/30/2004                $22799                   $18352                         $22142

1 The PBHG Small Cap Fund's total return is based on net change in NAV, assuming reinvestment of distributions. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. For performance information regarding other share classes please consult your financial advisor. The returns shown reflect fee waivers and/or expense reimbursements in effect for the period; absent fee waivers and expense reimbursements, performance may have been lower. Investors considering the PBHG Small Cap Fund should have a long-term investment horizon. Diversification does not assure a profit or protect against a loss in declining markets. This information should be preceded or accompanied by a prospectus. The prospectus contains important information, including information about the fund's investment objective, risks, charges and expenses and should be read carefully and considered before investing. Prior to April 1, 2003 the PBHG Small Cap Fund was named the PBHG Small Cap Value Fund. Effective May 3, 2004, James B. Bell, III, CFA, joined Mr. Heppelmann as co-manager of the Small Cap Fund.
2 The six month return has not been annualized.
3 The PBHG Small Cap Fund-PBHG Class commenced operations on April 30, 1997.
4 The performance shown for the Advisor Class prior to its inception on December
  29, 2000, is based on the historical performance of the PBHG Class shares adjusted to reflect the 0.25% service (12b-1) fee applicable to the Advisor Class shares as noted below. The Fund's Advisor Class shares and PBHG Class shares would have similar returns because both classes are invested in the same portfolio of securities. Therefore, the performance of the two share classes will differ only to the extent they have different expenses. The average annual total return of the Advisor Class from its inception date to September 30, 2004 was (0.66)%. Advisor Class shares are only available to certain eligible investors. Please see the appropriate prospectus and statement of additional information for a more complete explanation.
5 The PBHG Small Cap Fund-Class A and C shares commenced operations on September
  30, 2003. The returns shown for Class A and C shares prior to their inception date are based on the historical performance of the Fund's PBHG Class shares adjusted to reflect applicable sales charges and the higher service and distribution fees (12b-1) applicable to the Class A and C shares as noted below. Performance without load assumes that no front-end or contingent deferred sales charge applied or the investment was not redeemed. Performance with load assumes that a front-end or contingent deferred sales charge applied to the extent applicable. The Fund offers Class A, Class C, PBHG Class and Advisor Class shares. Class A shares have a current maximum up-front sales charge of 5.75% and are subject to an annual service fee of 0.25%. Class C shares are subject to an aggregate annual distribution and service fee of 1.00% and will be subject to a contingent deferred sales charge of 1.00% if redeemed within the first 12 months. The average annual total returns of the Class A and Class C, with loads, from their inception date to September 30, 2004 were 8.31% and 13.05%, respectively. The average annual total returns of the Class A and Class C, without loads, from their inception date to September 30, 2004 were 14.88% and 14.05%, respectively.
6 For more information on the Russell 2000(R) Index and the Lipper Small-Cap
  Core Funds Average please see the PBHG Funds Disclosure Notes on page 111.
7 For more information on the Investment Focus and Top Ten Holdings please see the PBHG Funds Disclosure Notes on page 112.


SECTOR WEIGHTINGS AT SEPTEMBER 30, 2004

[PIE CHART OMITTED, PLOT POINTS FOLLOWS]

BASIC MATERIALS                 2%
CASH                            7%
CONSUMER CYCLICAL              22%
ENERGY                         11%
FINANCIAL                      20%
HEALTH CARE                     5%
INDUSTRIAL                      8%
SERVICES                        5%
TECHNOLOGY                     17%
TRANSPORTATION                  1%
UTILITIES                       2%

% of Total Portfolio Investments

TOP TEN COMMON STOCK HOLDINGS AT SEPTEMBER 30, 20047

Meristar Hospitality                  2.7%
Olin                                  2.6%
Spanish Broadcasting System, Cl A     2.4%
Scholastic                            2.2%
Teledyne Technologies                 2.0%
Orleans Homebuilders                  1.8%
PDI                                   1.8%
Portfolio Recovery Associates         1.7%
Syneron Medical                       1.7%
HomeBanc                              1.7%
--------------------------------------------------------

Combined Top Ten Common Stock Holdings as a % of Total Portfolio Investments in Common Stock 20.6%

            PBHG FUNDS

 PBHG SMALL CAP FUND

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
As of September 30, 2004 (UNAUDITED)

                                                    Market
Description                           Shares      Value (000)
--------------------------------------------------------------------------------
COMMON STOCK -- 95.8%
BASIC MATERIALS -- 2.5%
CHEMICALS-DIVERSIFIED -- 2.5%
Olin                                   76,700    $      1,534
                                                 ------------
                                                        1,534
                                                 ------------
TOTAL BASIC MATERIALS (COST $1,291)                     1,534
                                                 ------------
--------------------------------------------------------------------------------
CONSUMER CYCLICAL -- 22.7%
APPAREL MANUFACTURERS -- 1.1%
Carter's*                              25,400             703
                                                 ------------
                                                          703
--------------------------------------------------------------------------------
BUILDING - RESIDENTIAL/COMMERCIAL -- 1.8%
Orleans Homebuilders*                  48,800           1,099
                                                 ------------
                                                        1,099
--------------------------------------------------------------------------------
CABLE TV -- 2.0%
Insight Communications*                46,300             407
Mediacom Communications*              128,100             837
                                                 ------------
                                                        1,244
--------------------------------------------------------------------------------
HOTELS & MOTELS -- 1.2%
Jameson Inns*                         412,500             734
                                                 ------------
                                                          734
--------------------------------------------------------------------------------
MULTIMEDIA -- 1.5%
Entravision Communications, Cl A*     126,700             964
                                                 ------------
                                                          964
--------------------------------------------------------------------------------
PUBLISHING-BOOKS -- 2.1%
Scholastic*                            43,100           1,331
                                                 ------------
                                                        1,331
--------------------------------------------------------------------------------
PUBLISHING-NEWSPAPERS -- 1.5%
Journal Register*                      48,600             919
                                                 ------------
                                                          919
--------------------------------------------------------------------------------
RADIO -- 5.0%
Cumulus Media, Cl A*                   22,400             322
Emmis Communications, Cl A*            42,000             759
Radio One, Cl A*                       42,800             612
Spanish Broadcasting System, Cl A*    147,400           1,450
                                                 ------------
                                                        3,143
--------------------------------------------------------------------------------
RETAIL-APPAREL/SHOE -- 2.7%
Charming Shoppes*                      62,500             445
Kenneth Cole Productions, Cl A         11,400             321
Too*                                   51,900             938
                                                 ------------
                                                        1,704
--------------------------------------------------------------------------------
RETAIL-SPORTING GOODS -- 1.0%
Gander Mountain*                       30,200             604
                                                 ------------
                                                          604
--------------------------------------------------------------------------------
TELEVISION -- 1.3%
Lin TV, Cl A*                          10,500             205
Sinclair Broadcast Group, Cl A         79,200             578
                                                 ------------
                                                          783
--------------------------------------------------------------------------------


                                                   Market
Description                           Shares     Value (000)
--------------------------------------------------------------------------------
TOYS -- 1.5%
Leapfrog Enterprises*                  47,600    $        964
                                                 ------------
                                                          964
                                                 ------------
TOTAL CONSUMER CYCLICAL (COST $14,221)                 14,192
                                                 ------------
--------------------------------------------------------------------------------
ENERGY -- 11.2%
OIL & GAS DRILLING -- 0.8%
Atwood Oceanics*                        9,800             466
                                                 ------------
                                                          466
--------------------------------------------------------------------------------
OIL COMPANIES-EXPLORATION & PRODUCTION-- 3.6%
Meridian Resource*                     98,900             873
Range Resources                        27,400             479
Stone Energy*                           9,700             424
Vintage Petroleum                      23,100             464
                                                 ------------
                                                        2,240
--------------------------------------------------------------------------------
OIL FIELD MACHINERY & EQUIPMENT -- 2.2%
Grant Prideco*                         18,400             377
Lone Star Technologies*                25,600             968
                                                 ------------
                                                        1,345
--------------------------------------------------------------------------------
OIL REFINING & MARKETING -- 1.4%
Frontier Oil                           38,200             902
                                                 ------------
                                                          902
--------------------------------------------------------------------------------
OIL-FIELD SERVICES -- 3.2%
CAL Dive International*                14,900             531
Core Laboratories*                     32,800             807
W-H Energy Services*                   32,700             678
                                                 ------------
                                                        2,016
                                                 ------------
TOTAL ENERGY (COST $4,490)                              6,969
                                                 ------------
--------------------------------------------------------------------------------
FINANCIAL -- 20.0%
COMMERCIAL BANKS-CENTRAL US -- 0.7%
Bank Mutual                            34,252             411
                                                 ------------
                                                          411
--------------------------------------------------------------------------------
COMMERCIAL BANKS-EASTERN US -- 1.3%
Bancorp Bank*                           7,800             159
Signature Bank*                        25,000             669
                                                 ------------
                                                          828
--------------------------------------------------------------------------------
FINANCE-CONSUMER LOANS -- 3.2%
Collegiate Funding Services LLC*       78,100             981
Portfolio Recovery Associates*         35,300           1,037
                                                 ------------
                                                        2,018
--------------------------------------------------------------------------------
FINANCE-CREDIT CARD -- 1.2%
Metris*                                75,000             734
                                                 ------------
                                                          734
--------------------------------------------------------------------------------
FINANCE-MORTGAGE LOAN/BANKER -- 0.5%
Accredited Home Lenders Holding*        7,500             289
                                                 ------------
                                                          289
--------------------------------------------------------------------------------

                                                                      PBHG FUNDS

                                                             PBHG SMALL CAP FUND

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                            As of September 30, 2004 (UNAUDITED)

                                                   Market
Description                           Shares     Value (000)
--------------------------------------------------------------------------------

FINANCE-OTHER SERVICES -- 0.8%
Asset Acceptance Capital*               9,200    $        156
eSpeed, Cl A*                          33,400             328
                                                 ------------
                                                          484
--------------------------------------------------------------------------------
INVESTMENT MANAGEMENT/ADVISORY SERVICES-- 1.4%
Affiliated Managers Group*             16,700             894
                                                 ------------
                                                          894
--------------------------------------------------------------------------------
MULTI-LINE INSURANCE -- 0.8%
Allmerica Financial*                   19,600             527
                                                 ------------
                                                          527
--------------------------------------------------------------------------------
PROPERTY/CASUALTY INSURANCE -- 0.7%
Bristol West Holdings                  24,300             417
                                                 ------------
                                                          417
--------------------------------------------------------------------------------
REAL ESTATE MANAGEMENT/SERVICES -- 1.9%
CB Richard Ellis Group, Cl A*          33,600             776
Trammell Crow*                         25,400             399
                                                 ------------
                                                        1,175
--------------------------------------------------------------------------------
REINSURANCE -- 0.5%
Odyssey Re Holdings                    15,500             344
                                                 ------------
                                                          344
--------------------------------------------------------------------------------
REITS-HOTELS -- 2.6%
Meristar Hospitality*                 295,500           1,610
                                                 ------------
                                                        1,610
--------------------------------------------------------------------------------
REITS-MORTGAGE -- 2.0%
HomeBanc*                             111,600           1,004
Saxon Capital*                         10,000             215
                                                 ------------
                                                        1,219
--------------------------------------------------------------------------------
S&L/THRIFTS-CENTRAL US -- 1.2%
Franklin Bank*                         45,400             774
                                                 ------------
                                                          774
--------------------------------------------------------------------------------
S&L/THRIFTS-EASTERN US -- 1.2%
Brookline Bancorp                      22,018             345
NewAlliance Bancshares                 29,100             418
                                                 ------------
                                                          763
                                                 ------------
TOTAL FINANCIAL (COST $10,942)                         12,487
                                                 ------------
--------------------------------------------------------------------------------
HEALTH CARE -- 5.4%
DISPOSABLE MEDICAL PRODUCTS -- 1.5%
ICU Medical*                           35,200             917
                                                 ------------
                                                          917
--------------------------------------------------------------------------------
MEDICAL PRODUCTS -- 1.6%
Syneron Medical*                       57,900           1,026
                                                 ------------
                                                        1,026
--------------------------------------------------------------------------------
MEDICAL-BIOMEDICAL/GENETIC -- 0.7%
Applera Corp-Celera Genomics Group*    36,400             425
                                                 ------------
                                                          425
--------------------------------------------------------------------------------


                                                    Market
Description                           Shares      Value (000)
--------------------------------------------------------------------------------

MEDICAL-DRUGS -- 0.8%
Priority Healthcare*                   26,300    $        530
                                                 ------------
                                                          530
--------------------------------------------------------------------------------
MEDICAL-NURSING HOMES -- 0.8%
Genesis HealthCare*                    15,900             484
                                                 ------------
                                                          484
                                                 ------------
TOTAL HEALTH CARE (COST $3,270)                         3,382
                                                 ------------
--------------------------------------------------------------------------------
INDUSTRIAL -- 8.5%
AEROSPACE/DEFENSE -- 1.9%
Teledyne Technologies*                 47,600           1,192
                                                 ------------
                                                        1,192
--------------------------------------------------------------------------------
AEROSPACE/DEFENSE-EQUIPMENT -- 1.1%
Moog, Cl A*                            19,550             710
                                                 ------------
                                                          710
--------------------------------------------------------------------------------
DIVERSIFIED MANUFACTURING OPERATIONS-- 1.6%
Brink's                                32,600             984
                                                 ------------
                                                          984
--------------------------------------------------------------------------------
ELECTRONICS-MILITARY -- 1.4%
EDO                                    31,500             874
                                                 ------------
                                                          874
--------------------------------------------------------------------------------
ENGINEERING/R&D SERVICES -- 1.4%
Shaw Group*                            71,600             859
                                                 ------------
                                                          859
--------------------------------------------------------------------------------
NON-HAZARDOUS WASTE DISPOSAL -- 1.1%
WCA Waste*                             79,100             695
                                                 ------------
                                                          695
                                                 ------------
TOTAL INDUSTRIAL (COST $3,758)                          5,314
                                                 ------------
--------------------------------------------------------------------------------
SERVICES -- 4.8%
COMMERCIAL SERVICES-FINANCE -- 0.6%
Coinstar*                              15,800             368
                                                 ------------
                                                          368
--------------------------------------------------------------------------------
CONSULTING SERVICES -- 1.7%
PDI*                                   38,900           1,050
                                                 ------------
                                                        1,050
--------------------------------------------------------------------------------
HUMAN RESOURCES -- 0.6%
Medical Staffing Network Holdings*     55,100             338
                                                 ------------
                                                          338
--------------------------------------------------------------------------------
RESEARCH & DEVELOPMENT -- 1.4%
Parexel International*                 45,800             898
                                                 ------------
                                                          898
--------------------------------------------------------------------------------
SECURITY SERVICES -- 0.5%
Integrated Alarm Services Group*       75,500             310
                                                 ------------
                                                          310
                                                 ------------
TOTAL SERVICES (COST $2,445)                            2,964
                                                 ------------
--------------------------------------------------------------------------------

            PBHG FUNDS

 PBHG SMALL CAP FUND

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
As of September 30, 2004 (UNAUDITED)

                                                   Market
Description                           Shares     Value (000)
--------------------------------------------------------------------------------

TECHNOLOGY -- 17.5%
APPLICATIONS SOFTWARE -- 0.7%
Quest Software*                        41,200    $        458
                                                 ------------
                                                          458
--------------------------------------------------------------------------------
B2B/E-COMMERCE -- 1.5%
webMethods*                           171,700             914
                                                 ------------
                                                          914
--------------------------------------------------------------------------------
COMPUTER AIDED DESIGN -- 0.8%
Parametric Technology*                 91,200             482
                                                 ------------
                                                          482
--------------------------------------------------------------------------------
COMPUTER DATA SECURITY -- 0.4%
BindView Development*                  67,900             225
                                                 ------------
                                                          225
--------------------------------------------------------------------------------
COMPUTERS-MEMORY DEVICES -- 1.1%
Quantum*                              306,800             709
                                                 ------------
                                                          709
--------------------------------------------------------------------------------
DECISION SUPPORT SOFTWARE -- 1.1%
NetIQ*                                 61,500             658
                                                 ------------
                                                          658
--------------------------------------------------------------------------------
ELECTRONIC COMPONENTS-MISCELLANEOUS-- 0.7%
CTS                                    34,900             440
                                                 ------------
                                                          440
--------------------------------------------------------------------------------
ELECTRONIC COMPONENTS-SEMICONDUCTORS-- 3.3%
Applied Micro Circuits*               151,500             474
DSP Group*                             30,400             640
Integrated Silicon Solutions*          60,000             436
Zoran*                                 32,900             517
                                                 ------------
                                                        2,067
--------------------------------------------------------------------------------
ENTERPRISE SOFTWARE/SERVICES -- 1.5%
Ascential Software*                    15,800             213
Lawson Software*                       20,700             116
Retek*                                135,200             617
                                                 ------------
                                                          946
--------------------------------------------------------------------------------
INTERNET APPLICATION SOFTWARE -- 1.3%
Matrixone*                             87,100             441
Vignette*                             271,800             361
                                                 ------------
                                                          802
--------------------------------------------------------------------------------
INTERNET SECURITY -- 0.7%
Internet Security Systems*             27,200             462
                                                 ------------
                                                          462
--------------------------------------------------------------------------------
NETWORKING PRODUCTS -- 0.4%
Extreme Networks*                      58,800             262
                                                 ------------
                                                          262
--------------------------------------------------------------------------------

                                     Share/Face     Market
Description                         Amount (000)  Value (000)
--------------------------------------------------------------------------------

SEMICONDUCTOR COMPONENTS-INTEGRATED CIRCUITS-- 0.9%
Integrated Device Technology*          61,500    $        586
                                                 ------------
                                                          586
--------------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT -- 1.8%
August Technology*                     18,400             126
Brooks Automation*                     47,500             672
Veeco Instruments*                     17,000             357
                                                 ------------
                                                        1,155
--------------------------------------------------------------------------------
SOFTWARE TOOLS -- 1.3%
Borland Software*                      93,700             782
                                                 ------------
                                                          782
                                                 ------------
TOTAL TECHNOLOGY (COST $12,765)                        10,948
                                                 ------------
--------------------------------------------------------------------------------
TRANSPORTATION -- 1.4%
AIRLINES -- 0.5%
Skywest                                22,100             333
                                                 ------------
                                                          333
--------------------------------------------------------------------------------
TRANSPORT-MARINE -- 0.9%
Alexander & Baldwin                    12,000             407
CP Ships                               11,900             146
                                                 ------------
                                                          553
                                                 ------------
TOTAL TRANSPORTATION (COST $795)                          886
                                                 ------------
--------------------------------------------------------------------------------
UTILITIES -- 1.8%
ELECTRIC-INTEGRATED -- 1.2%
MGE Energy                             23,600             751
                                                 ------------
                                                          751
--------------------------------------------------------------------------------
GAS-DISTRIBUTION -- 0.6%
UGI                                     9,700             361
                                                 ------------
                                                          361
                                                 ------------
TOTAL UTILITIES (COST $772)                             1,112
                                                 ------------
TOTAL COMMON STOCK (COST $54,749)                      59,788
                                                 ------------
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 6.8%
Deutsche Bank 1.82%, dated 09/30/04, to be
   repurchased on 10/01/04, repurchase
   price $4,270,497 (collateralized by
   U.S. Government Obligations, par value
   $4,020,000, 5.125%, 10/15/08;
   total market value $4,360,653)(A)   $4,270           4,270
                                                 ------------
TOTAL REPURCHASE AGREEMENT (COST $4,270)                4,270
                                                 ------------
TOTAL INVESTMENTS-- 102.6% (COST $59,019)              64,058
                                                 ------------
--------------------------------------------------------------------------------

                                                                      PBHG FUNDS

                                                             PBHG SMALL CAP FUND

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                            As of September 30, 2004 (UNAUDITED)


Description                                          Value (000)
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (2.6)%
Payable for Administration Fees                  $         (9)
Payable for Investment Advisory Fees                      (51)
Payable for Capital Shares Redeemed                      (779)
Payable for Investment Securities Purchased            (1,233)
Other Assets and Liabilities, Net                         439
                                                 ------------
TOTAL OTHER ASSETS AND LIABILITIES                     (1,633)
                                                 ------------
NET ASSETS-- 100.0%                              $     62,425
                                                 ------------
--------------------------------------------------------------------------------
NET ASSETS:
Paid-in-capital ($0.001 par value)               $     83,289
Accumulated net investment loss                          (483)
Accumulated net realized loss on investments          (25,420)
Unrealized appreciation on investments                  5,039
                                                 ------------
NET ASSETS-- 100.0%                              $     62,425
                                                 ------------
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- PBHG CLASS
   ($62,220,755/3,215,512 SHARES)                      $19.35
                                                 ------------
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- ADVISOR CLASS
   ($74,359/3,874 SHARES)                              $19.19
                                                 ------------
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE -- CLASS A
   ($67,828/3,514 SHARES)                              $19.30
                                                 ------------
MAXIMUM OFFERING
   PRICE PER SHARE -- CLASS A
   ($19.30/94.25%)                                     $20.48
                                                 ------------
NET ASSET VALUE AND OFFERING
   PRICE PER SHARE -- CLASS C+
   ($62,126/3,242 SHARES)                              $19.16
                                                 ------------

* Non-income producing security.
+ Class C shares have a contingent deferred sales charge.
  For a description of a possible sales charge, please see the Fund's prospectus.
(A) -- Tri-party repurchase agreement
Cl -- Class
LLC -- Limited Liability Company
REITS -- Real Estate Investment Trusts
Cost figures are shown with "000's" omitted.

The accompanying notes are an integral part of the financial statements.

            PBHG FUNDS

 CLIPPER FOCUS FUND

CLIPPER FOCUS FUND (UNAUDITED)


           INVESTMENT FOCUS 8

                STYLE


    VALUE       BLEND     GROWTH                   M
|-----------|-----------|----------|               A
|           |           |          |               R
|           |           |          |               K
|     X     |           |          |  Large        E
|           |           |          |               T
|           |           |          |
|-----------|-----------|----------|               C
|           |           |          |               A
|           |           |          |               P
|           |           |          |  Medium       I
|           |           |          |               T
|           |           |          |               A
|-----------|-----------|----------|               L
|           |           |          |               I
|           |           |          |               Z
|           |           |          |  Small        A
|           |           |          |               T
|           |           |          |               I
|-----------|-----------|----------|               O
                                                   N

Source: Liberty Ridge Capital, Inc.

                  AVERAGE ANNUAL TOTAL RETURN 1 AS OF SEPTEMBER 30, 2004
---------------------------------------------------------------------------------------------
                                            One     Annualized  Annualized   Annualized
                                 6          Year       3 Year      5 Year     Inception
                              Months 2     Return      Return      Return      to Date
---------------------------------------------------------------------------------------------
  PBHG Class 3                  0.25%       7.91%       6.84%      11.69%      12.36%
---------------------------------------------------------------------------------------------
  Advisor Class 4               0.13%       7.65%       6.58%      11.42%      12.08%
---------------------------------------------------------------------------------------------
  Class A with load 5          (5.64)%      1.50%       4.43%      10.02%      10.90%
---------------------------------------------------------------------------------------------
  Class A without load 5        0.13%       7.67%       6.51%      11.32%      11.99%
---------------------------------------------------------------------------------------------
  Class C with load 5          (1.25)%      5.92%       5.73%      10.50%      11.16%
---------------------------------------------------------------------------------------------
  Class C without load 5       (0.25)%      6.92%       5.73%      10.50%      11.16%
---------------------------------------------------------------------------------------------

     THE PERFORMANCE DATA SHOWN REPRESENTS PAST PERFORMANCE, WHICH IS NOT A GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL
 FLUCTUATE SO THAT INVESTORS' SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN
    THEIR ORIGINAL COST. FUNDS THAT INVEST IN A LIMITED NUMBER OF SECURITIES MAY INVOLVE GREATER RISKS AND MORE PRICE VOLATILITY THAN FUNDS THAT DO NOT
        LIMIT THE NUMBER OF SECURITIES IN WHICH THEY INVEST. PERFORMANCE
    DATA CURRENT TO THE MOST RECENT MONTH-END, WHICH MAY BE LOWER OR HIGHER
           THAN THAT SHOWN, IS AVAILABLE BY CALLING 1.800.433.0051 OR
                          ONLINE AT WWW.PBHGFUNDS.COM.

                 COMPARISON OF CHANGE IN THE VALUE OF A $10,000
                     INVESTMENT IN THE CLIPPER FOCUS FUND -
                    PBHG CLASS VERSUS THE S&P 500 INDEX AND
                    THE LIPPER MULTI-CAP VALUE FUNDS AVERAGE

[LINE CHART OMITTED, PLOT POINTS FOLLOWS]

             PBHG CLIPPER FOCUS         S&P 500         LIPPER MULTI-CAP VALUE
              FUND-PBHG CLASS           INDEX 6             FUNDS AVERAGE 7
9/10/98             10000                10000                    10000
9/30/98             10260                10387                    10000
10/31/98            11700                11232                    10788
11/30/98            12040                11913                    11293
12/31/98            11791                12599                    11594
1/31/99             11501                13126                    11660
2/28/99             11290                12718                    11354
3/31/99             11230                13227                    11660
4/30/99             12233                13739                    12580
5/31/99             12203                13415                    12534
6/30/99             12354                14159                    12961
7/31/99             12122                13717                    12570
8/31/99             11971                13649                    12184
9/30/99             11649                13275                    11686
10/31/99            11528                14115                    12102
11/30/99            11447                14402                    12143
12/31/99            11569                15250                    12488
1/31/2000           11046                14484                    11927
2/29/2000            9856                14210                    11397
3/31/2000           10846                15600                    12639
4/30/2000           11207                15131                    12602
5/31/2000           11805                14820                    12710
6/30/2000           11542                15186                    12377
7/31/2000           12039                14948                    12480
8/31/2000           12920                15877                    13294
9/30/2000           13915                15038                    13193
10/31/2000          14758                14975                    13520
11/30/2000          15195                13794                    12988
12/31/2000          16692                13862                    13783
1/31/2001           16445                14354                    14150
2/28/2001           16972                13045                    13750
3/31/2001           16697                12218                    13279
4/30/2001           17171                13168                    14024
5/31/2001           17527                13256                    14308
6/30/2001           17492                12933                    14049
7/31/2001           17341                12806                    14016
8/31/2001           17438                12004                    13529
9/30/2001           16603                11035                    12411
10/31/2001          16776                11246                    12586
11/30/2001          18209                12108                    13361
12/31/2001          18684                12214                    13703
1/31/2002           18955                12036                    13557
2/28/2002           19238                11804                    13500
3/31/2002           20172                12248                    14136
4/30/2002           19730                11505                    13706
5/31/2002           20431                11420                    13668
6/30/2002           18278                10607                    12704
7/31/2002           17528                 9780                    11577
8/31/2002           18143                 9844                    11705
9/30/2002           15363                 8774                    10464
10/31/2002          16236                 9547                    11071
11/30/2002          17356                10109                    11830
12/31/2002          16729                 9515                    11307
1/31/2003           16274                 9265                    11055
2/28/2003           15122                 9126                    10760
3/31/2003           14983                 9215                    10768
4/30/2003           16476                 9974                    11657
5/31/2003           18071                10500                    12492
6/30/2003           18007                10634                    12633
7/31/2003           17995                10821                    12832
8/31/2003           18881                11032                    13166
9/30/2003           18767                10915                    13029
10/31/2003          19235                11532                    13761
11/30/2003          19703                11634                    14002
12/31/2003          20988                12244                    14744
1/31/2004           21115                12469                    15042
2/29/2004           20950                12642                    15364
3/31/2004           20199                12451                    15229
4/30/2004           20161                12256                    14885
5/31/2004           19907                12424                    14992
6/30/2004           21014                12666                    15377
7/31/2004           20136                12246                    14959
8/31/2004           20467                12296                    15034
9/30/2004          $20250               $12429                   $15325

1 The Clipper Focus Fund's total return is based on net change in NAV, assuming reinvestment of distributions. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. For performance information regarding other share classes please consult your financial advisor. Securities of small and medium sized companies involve greater risk and price volatility than larger, more established companies. The returns shown reflect fee waivers and/or expense reimbursements in effect for the period; absent fee waivers and expense reimbursements, performance may have been lower. Investors considering the Clipper Focus Fund should have a long-term investment horizon. Diversification does not assure a profit or protect against a loss in declining markets. This information should be preceded or accompanied by a prospectus. The prospectus contains important information, including information about the fund's investment objective, risks, charges and expenses and should be read carefully and considered before investing.
2 The six month return has not been annualized. Prior to July 2004, the Clipper
  Focus Fund was named the PBHG Clipper Focus Fund.
3 The Clipper Focus Fund-PBHG Class commenced operations on September 10, 1998. 4 The performance shown for the Advisor Class prior to its inception on June 30,
  2003, is based on the historical performance of the PBHG Class shares adjusted to reflect the 0.25% service (12b-1) fee applicable to the Advisor Class shares as noted below. The Fund's Advisor Class shares and PBHG Class shares would have similar returns because both classes are invested in the same portfolio of securities. Therefore, the performance of the two share classes will differ only to the extent they have different expenses. The cumulative total return of the Advisor Class from its inception date to September 30, 2004 was 9.58%. Advisor Class shares are only available to certain eligible investors. Please see the appropriate prospectus and statement of additional information for a more complete explanation.
5 The Clipper Focus Fund-Class A and C shares commenced operations on July 31,
  2003. The returns shown for Class A and C shares prior to their inception date are based on the historical performance of the Fund's PBHG Class shares adjusted to reflect applicable sales charges and the higher service and distribution fees (12b-1) applicable to the Class A and C shares as noted below. Performance without load assumes that no front-end or contingent deferred sales charge applied or the investment was not redeemed. Performance with load assumes that a front-end or contingent deferred sales charge applied to the extent applicable. The Fund offers Class A, Class C, PBHG Class and Advisor Class shares. Class A shares have a current maximum up-front sales charge of 5.75% and are subject to an annual service fee of .25%. Class C shares are subject to an aggregate annual distribution and service fee of 1.00% and will be subject to a contingent deferred sales charge of 1.00% if redeemed within the first 12 months. The average annual total returns of the Class A and Class C, with loads, from their inception date to September 30, 2004 were 4.90% and 9.59%, respectively. The average annual total returns of the Class A and Class C, without loads, from their inception date to September 30, 2004 were 10.38% and 9.59%, respectively.
6 For more information on the S&P 500 Index please see the PBHG Funds Disclosure
  Notes on page 111.
7 The chart assumes $10,000 invested in the Lipper Multi-Cap Value Funds Average at September 30, 1998. For more information on the Lipper Multi-Cap Value Funds Average please see the PBHG Funds Disclosure Notes on page 111.
8 For more information on the Investment Focus and Top Ten Holdings please see the PBHG Funds Disclosure Notes on page 112.

SECTOR WEIGHTINGS AT SEPTEMBER 30, 2004

[PIE CHART OMITTED, PLOT POINTS FOLLOWS]

CASH                        3%
CONSUMER CYCLICAL           5%
CONSUMER NON-CYCLICAL      24%
ENERGY                      5%
FINANCIAL                  31%
HEALTH CARE                15%
INDUSTRIAL                  7%
SERVICES                    8%
TECHNOLOGY                  2%

% of Total Portfolio Investments

TOP TEN COMMON STOCK HOLDINGS AT SEPTEMBER 30, 20048

Freddie Mac                   9.7%
Altria Group                  7.3%
Tyco International            6.9%
Electronic Data Systems       6.3%
Fannie Mae                    6.1%
Kraft Foods, Cl A             5.1%
American Express              5.1%
El Paso                       5.0%
Marsh & McLennan              4.2%
Kroger                        4.1%
----------------------------------------------------------

Combined Top Ten Common Stock Holdings as a % of Total Portfolio Investments in Common Stock 59.8%

                                                                      PBHG FUNDS

                                                              CLIPPER FOCUS FUND

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                            As of September 30, 2004 (UNAUDITED)

                                                    Market
Description                           Shares      Value (000)
--------------------------------------------------------------------------------

COMMON STOCK -- 96.6%
CONSUMER CYCLICAL -- 5.1%
MULTIMEDIA -- 2.2%
Time Warner*                        1,573,900    $     25,403
                                                 ------------
                                                       25,403
--------------------------------------------------------------------------------
RETAIL-DRUG STORE -- 2.9%
CVS                                   825,900          34,795
                                                 ------------
                                                       34,795
                                                 ------------
TOTAL CONSUMER CYCLICAL (COST $40,661)                 60,198
                                                 ------------
--------------------------------------------------------------------------------
CONSUMER NON-CYCLICAL -- 24.0%
BEVERAGES-NON-ALCOHOLIC -- 1.4%
Coca-Cola                             397,800          15,932
                                                 ------------
                                                       15,932
--------------------------------------------------------------------------------
FOOD-MISCELLANEOUS/DIVERSIFIED -- 5.8%
Kraft Foods, Cl A                   1,856,000          58,872
Sara Lee                              450,600          10,301
                                                 ------------
                                                       69,173
--------------------------------------------------------------------------------
FOOD-RETAIL -- 7.1%
Kroger*                             3,001,200          46,579
Safeway*                            1,917,700          37,031
                                                 ------------
                                                       83,610
--------------------------------------------------------------------------------
TOBACCO -- 9.7%
Altria Group                        1,776,800          83,581
UST                                   785,100          31,608
                                                 ------------
                                                      115,189
                                                 ------------
TOTAL CONSUMER NON-CYCLICAL (COST $304,887)           283,904
                                                 ------------
--------------------------------------------------------------------------------
ENERGY -- 4.8%
PIPELINES -- 4.8%
El Paso                             6,249,000          57,428
                                                 ------------
                                                       57,428
                                                 ------------
TOTAL ENERGY (COST $39,717)                            57,428
                                                 ------------
--------------------------------------------------------------------------------
FINANCIAL -- 30.8%
FINANCE-CREDIT CARD -- 4.9%
American Express                    1,134,700          58,392
                                                 ------------
                                                       58,392
--------------------------------------------------------------------------------
FINANCE-INVESTMENT BANKER/BROKER -- 2.9%
Merrill Lynch                         690,100          34,312
                                                 ------------
                                                       34,312
--------------------------------------------------------------------------------
FINANCE-MORTGAGE LOAN/BANKER -- 15.3%
Fannie Mae                          1,108,300          70,266
Freddie Mac                         1,695,800         110,634
                                                 ------------
                                                      180,900
--------------------------------------------------------------------------------
INSURANCE BROKERS -- 4.1%
Marsh & McLennan                    1,056,800          48,359
                                                 ------------
                                                       48,359
--------------------------------------------------------------------------------


                                                    Market
Description                           Shares      Value (000)
--------------------------------------------------------------------------------

MULTI-LINE INSURANCE -- 1.3%
Old Republic International            619,750    $     15,512
                                                 ------------
                                                       15,512
--------------------------------------------------------------------------------
REITS-APARTMENTS -- 1.8%
Apartment Investment & Management, Cl A591,700         20,579
                                                 ------------
                                                       20,579
--------------------------------------------------------------------------------
REITS-OFFICE PROPERTY -- 0.5%
Equity Office Properties Trust        222,900           6,074
                                                 ------------
                                                        6,074
                                                 ------------
TOTAL FINANCIAL (COST $342,468)                       364,128
                                                 ------------
--------------------------------------------------------------------------------
HEALTH CARE -- 14.9%
MEDICAL PRODUCTS -- 1.4%
Johnson & Johnson                     293,900          16,555
                                                 ------------
                                                       16,555
--------------------------------------------------------------------------------
MEDICAL-DRUGS -- 6.8%
Pfizer                              1,205,200          36,879
Wyeth                               1,184,500          44,300
                                                 ------------
                                                       81,179
--------------------------------------------------------------------------------
MEDICAL-HOSPITALS -- 6.7%
HCA                                   930,200          35,487
Tenet Healthcare*                   4,027,400          43,456
                                                 ------------
                                                       78,943
                                                 ------------
TOTAL HEALTH CARE (COST $190,167)                     176,677
                                                 ------------
--------------------------------------------------------------------------------
INDUSTRIAL -- 6.7%
DIVERSIFIED MANUFACTURING OPERATIONS-- 6.7%
Tyco International                  2,581,300          79,143
                                                 ------------
                                                       79,143
                                                 ------------
TOTAL INDUSTRIAL (COST $32,900)                        79,143
                                                 ------------
--------------------------------------------------------------------------------
SERVICES -- 7.7%
ADVERTISING AGENCIES -- 1.7%
Interpublic Group*                  1,886,100          19,974
                                                 ------------
                                                       19,974
--------------------------------------------------------------------------------
COMPUTER SERVICES -- 6.0%
Electronic Data Systems             3,703,600          71,813
                                                 ------------
                                                       71,813
                                                 ------------
TOTAL SERVICES (COST $107,770)                         91,787
                                                 ------------
--------------------------------------------------------------------------------
TECHNOLOGY -- 2.6%
OFFICE AUTOMATION & EQUIPMENT -- 2.6%
Pitney Bowes                          693,100          30,566
                                                 ------------
                                                       30,566
                                                 ------------
TOTAL TECHNOLOGY (COST $25,045)                        30,566
                                                 ------------
TOTAL COMMON STOCK (COST $1,083,615)                1,143,831
                                                 ------------
--------------------------------------------------------------------------------

            PBHG FUNDS

 CLIPPER FOCUS FUND

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
As of September 30, 2004 (UNAUDITED)

                                        Face           Market
Description                         Amount (000)     Value (000)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENT -- 3.6%
Deutsche Bank 1.82%, dated 09/30/04, to be
   repurchased on 10/01/04, repurchase
   price $42,170,277 (collateralized by
   U.S. Government Obligations, par value
   $40,444,000, 5.125%, 07/15/12;
   total market value $43,011,672)(A) $42,168    $     42,168
                                                 ------------
TOTAL REPURCHASE AGREEMENT (COST $42,168)              42,168
                                                 ------------
TOTAL INVESTMENTS-- 100.2% (COST $1,125,783)        1,185,999
                                                 ------------
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (0.2)%
Payable for Administration Fees                          (147)
Payable for Investment Advisory Fees                     (983)
Payable for Distribution Fees                              (7)
Other Assets and Liabilities, Net                      (1,059)
                                                 ------------
TOTAL OTHER ASSETS AND LIABILITIES                     (2,196)
                                                 ------------
NET ASSETS-- 100.0%                              $  1,183,803
                                                 ------------
--------------------------------------------------------------------------------
NET ASSETS:
Paid-in-capital ($0.001 par value)               $  1,108,628
Undistributed net investment income                     2,884
Accumulated net realized gain on investments           12,075
Unrealized appreciation on investments                 60,216
                                                 ------------
NET ASSETS-- 100.0%                              $  1,183,803
                                                 ------------
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- PBHG CLASS
   ($1,169,551,371/73,473,878 SHARES)                  $15.92
                                                 ------------
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- ADVISOR CLASS
   ($1,257,180/79,158 SHARES)                          $15.88
                                                 ------------
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE -- CLASS A
   ($5,707,590/359,412 SHARES)                         $15.88
                                                 ------------
MAXIMUM OFFERING
   PRICE PER SHARE -- CLASS A
   ($15.88/94.25%)                                     $16.85
                                                 ------------
NET ASSET VALUE AND OFFERING
   PRICE PER SHARE -- CLASS C+
   ($7,287,318/462,487 SHARES)                         $15.76
                                                 ------------

* Non-income producing security.
+ Class C shares have a contingent deferred sales charge.
  For a description of a possible sales charge, please see the Fund's prospectus.
(A) -- Tri-party repurchase agreement
Cl -- Class
REITS -- Real Estate Investment Trusts
Cost figures are shown with "000's" omitted.

The accompanying notes are an integral part of the financial statements.

                                                                      PBHG FUNDS

                                                       TS&W SMALL CAP VALUE FUND

                                           TS&W SMALL CAP VALUE FUND (UNAUDITED)


           INVESTMENT FOCUS 6

                STYLE


    VALUE       BLEND     GROWTH                   M
|-----------|-----------|----------|               A
|           |           |          |               R
|           |           |          |               K
|           |           |          |  Large        E
|           |           |          |               T
|           |           |          |
|-----------|-----------|----------|               C
|           |           |          |               A
|           |           |          |               P
|           |           |          |  Medium       I
|           |           |          |               T
|           |           |          |               A
|-----------|-----------|----------|               L
|           |           |          |               I
|           |           |          |               Z
|     X     |           |          |  Small        A
|           |           |          |               T
|           |           |          |               I
|-----------|-----------|----------|               O
                                                   N

Source: Liberty Ridge Capital, Inc.

                           AVERAGE ANNUAL TOTAL RETURN 1 AS OF SEPTEMBER 30, 2004
---------------------------------------------------------------------------------------------
                                  6       One Year    Annualized        Annualized
                              Months 2     Return    3 Year Return   Inception to Date
---------------------------------------------------------------------------------------------
  PBHG Class 3                 6.44%       33.81%        22.19%          21.33%
---------------------------------------------------------------------------------------------
  Class A with load 4          0.18%       25.78%        19.33%          19.09%
---------------------------------------------------------------------------------------------
  Class A without load 4       6.31%       33.47%        21.70%          20.80%
---------------------------------------------------------------------------------------------
  Class C with load 4          4.91%       31.42%        20.62%          19.70%
---------------------------------------------------------------------------------------------
  Class C without load 4       5.91%       32.42%        20.62%          19.70%
---------------------------------------------------------------------------------------------

     THE PERFORMANCE DATA SHOWN REPRESENTS PAST PERFORMANCE, WHICH IS NOT A GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL
 FLUCTUATE SO THAT INVESTORS' SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN
   THEIR ORIGINAL COST. FUNDS THAT INVEST IN SMALLER CAPITALIZATION COMPANIES
           INVOLVE GREATER RISK AND PRICE VOLATILITY THAN FUNDS THAT
 INVEST IN LARGER, MORE ESTABLISHED COMPANIES. PERFORMANCE DATA CURRENT TO THE
      MOST RECENT MONTH-END, WHICH MAY BE LOWER OR HIGHER THAN THAT SHOWN,
     IS AVAILABLE BY CALLING 1.800.433.0051 OR ONLINE AT WWW.PBHGFUNDS.COM.

        COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE
               TS&W SMALL CAP VALUE FUND - PBHG CLASS VERSUS THE
              RUSSELL 2000(R) VALUE INDEX AND THE LIPPER SMALL-CAP
                               CORE FUNDS AVERAGE

[LINE CHART OMITTED, PLOT POINTS FOLLOWS]

                 TS&W SMALL CAP     RUSSELL 2000      LIPPER SMALL-CAP CORE
             VALUE FUND-PBHG CLASS  VALUE INDEX 5         FUNDS AVERAGE 5
7/31/2000             10000            10000                   10000
8/31/2000             10942            10447                   10838
9/30/2000             11092            10388                   10626
10/31/2000            11102            10351                   10356
11/30/2000            10491            10140                    9493
12/31/2000            11824            11230                   10407
1/31/2001             12174            11540                   10882
2/28/2001             11974            11524                   10327
3/31/2001             11864            11339                    9848
4/30/2001             12355            11864                   10630
5/31/2001             13337            12169                   10988
6/30/2001             13818            12658                   11264
7/31/2001             13687            12375                   10992
8/31/2001             13437            12332                   10699
9/30/2001             12265            10971                    9371
10/31/2001            12685            11257                    9845
11/30/2001            13206            12066                   10517
12/31/2001            13908            12805                   11174
1/31/2002             13918            12975                   11125
2/28/2002             14519            13054                   10953
3/31/2002             15441            14031                   11791
4/30/2002             15812            14525                   11915
5/31/2002             15681            14045                   11493
6/30/2002             15681            13734                   10909
7/31/2002             14178            11693                    9438
8/31/2002             14248            11641                    9468
9/30/2002             13196            10810                    8793
10/31/2002            13587            10972                    9029
11/30/2002            13848            11848                    9658
12/31/2002            13788            11342                    9252
1/31/2003             13627            11022                    8991
2/28/2003             13066            10652                    8705
3/31/2003             13257            10766                    8788
4/30/2003             14248            11788                    9549
5/31/2003             15210            12992                   10450
6/30/2003             15752            13212                   10709
7/31/2003             16230            13871                   11263
8/31/2003             16811            14398                   11780
9/30/2003             16721            14233                   11599
10/31/2003            18214            15393                   12544
11/30/2003            19096            15984                   13000
12/31/2003            19747            16562                   13344
1/31/2004             19979            17135                   13798
2/29/2004             20525            17467                   14013
3/31/2004             21020            17708                   14128
4/30/2004             20525            16792                   13570
5/31/2004             20848            16995                   13703
6/30/2004             22172            17858                   14266
7/31/2004             21344            17037                   13454
8/31/2004             20960            17204                   13313
9/30/2004            $22374           $17885                  $13940

1 The TS&W Small Cap Value Fund's total return is based on net change in NAV, assuming reinvestment of distributions. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investors considering the TS&W Small Cap Value Fund should have a long-term investment horizon. The returns shown reflect fee waivers and/or expense reimbursements in effect for the period; absent fee waivers and expense reimbursements, performance may have been lower. Investors considering the TS&W Small Cap Value Fund should have a long-term investment horizon. Diversification does not assure a profit or protect against a loss in declining markets. This information should be preceded or accompanied by a prospectus. The prospectus contains important information, including information about the fund's investment objective, risks, charges and expenses and should be read carefully and considered before investing for more current investment results. For performance information regarding other share classes please consult your financial advisor. Prior to July 2004, the TS&W Small Cap Value Fund was named the PBHG Small Cap Value Fund.
2 The six month return has not been annualized.
3 The TS&W Small Cap Value Fund-PBHG Class commenced operations on July 25,
  2003. Prior to July 28, 2003, the PBHG Class shares of TS&W Small Cap Value Fund (the "Fund") were known as the TS&W Small Cap Value Fund, LLC (the "LLC"). On July 25, 2003, the Fund acquired the assets of the LLC. The LLC was managed by Thompson, Siegel & Walmsley, Inc., the Fund's sub-adviser. The investment goal, strategies and policies of the Fund are substantially similar to those of the predecessor LLC. However, the predecessor LLC was not registered under the 1940 Act nor was it subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code, which, if applicable, may have adversely affected the performance results. The performance information shown prior to July 28, 2003 are based on the historical performance of the Fund's predecessor entity (whose inception date was July 31, 2000) which have been restated to reflect the higher expenses applicable to the PBHG Class shares.
4 The TS&W Small Cap Value Fund-Class A and C shares commenced operations on
  July 31, 2003. The returns shown for Class A and C shares prior to their inception date are based on the historical performance of the Fund's PBHG Class shares adjusted to reflect applicable sales charges and the higher service and distribution fees (12b-1) applicable to the Class A and C shares noted below. Performance without load assumes that no front-end or contingent deferred sales charge applied or the investment was not redeemed. Performance with load assumes that a front-end or contingent deferred sales charge applied to the extent applicable. The Fund offers Class A, Class C and PBHG Class shares. Class A shares have a current maximum up-front sales charge of 5.75% and are subject to an annual service fee of 0.25%. Class C shares are subject to an aggregate annual distribution and service fee of 1.00% and will be subject to a contingent deferred sales charge of 1.00% if redeemed within the first 12 months. The average annual total returns of the Class A and Class C, with loads, from their inception date to September 30, 2004 were 24.81% and 30.30%, respectively. The average annual total returns of the Class A and Class C, without loads, from their inception date to September 30, 2004 were 31.32% and 30.30%, respectively.
5 For more information on the Russell 2000(R) Value Index and the Lipper
  Small-Cap Core Funds Average please see the PBHG Funds Disclosure Notes on page 111.
6 For more information on the Investment Focus and Top Ten Holdings please see the PBHG Funds Disclosure Notes on page 112.

SECTOR WEIGHTINGS AT SEPTEMBER 30, 2004

[PIE CHART OMITTED, PLOT POINTS FOLLOWS]

BASIC MATERIALS           5%
CASH                      4%
CONSUMER CYCLICAL        11%
CONSUMER NON-CYCLICAL     1%
ENERGY                   11%
FINANCIAL                22%
HEALTH CARE               7%
INDUSTRIAL               15%
INVESTMENT COMPANY        1%
SERVICES                  6%
TECHNOLOGY                5%
TRANSPORTATION            6%
UTILITIES                 6%

% of Total Portfolio Investments

TOP TEN COMMON STOCK HOLDINGS AT SEPTEMBER 30, 20047

General Maritime           2.5%
Energen                    2.4%
Wintrust Financial         2.3%
Aaron Rents                2.2%
Penn Virginia              2.2%
Respironics                2.1%
Airgas                     2.0%
Ansys                      2.0%
UGI                        1.9%
Comstock Resources         1.9%
---------------------------------------------------------

Combined Top Ten Common Stock Holdings as a % of Total Portfolio Investments in Common Stock 21.5%

            PBHG FUNDS

TS&W SMALL CAP VALUE FUND

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
As of September 30, 2004 (UNAUDITED)

                                                    Market
Description                           Shares      Value (000)
--------------------------------------------------------------------------------
COMMON STOCK -- 95.1%
BASIC MATERIALS -- 5.3%
CONTAINERS-METAL/GLASS -- 0.8%
Crown Holdings                         41,000    $        423
                                                 ------------
                                                          423
--------------------------------------------------------------------------------
INDUSTRIAL GASES -- 1.9%
Airgas                                 45,200           1,088
                                                 ------------
                                                        1,088
--------------------------------------------------------------------------------
PAPER & RELATED PRODUCTS -- 1.7%
Schweitzer-Mauduit International       29,200             946
                                                 ------------
                                                          946
--------------------------------------------------------------------------------
STEEL-PRODUCERS -- 0.9%
Schnitzer Steel Industries, Cl A       16,400             530
                                                 ------------
                                                          530
                                                 ------------
TOTAL BASIC MATERIALS (COST $2,541)                     2,987
                                                 ------------
--------------------------------------------------------------------------------
CONSUMER CYCLICAL -- 11.2%
CASINO SERVICES -- 1.7%
Scientific Games, Cl A                 50,800             970
                                                 ------------
                                                          970
--------------------------------------------------------------------------------
RETAIL-APPAREL/SHOE -- 3.7%
Charming Shoppes                       91,800             654
Childrens Place                        33,400             799
Jos A. Bank Clothiers                  23,500             650
                                                 ------------
                                                        2,103
--------------------------------------------------------------------------------
RETAIL-CONVENIENCE STORE -- 1.4%
7-Eleven                               39,000             779
                                                 ------------
                                                          779
--------------------------------------------------------------------------------
RETAIL-PAWN SHOPS -- 2.1%
Cash America International             27,100             663
Ezcorp, Cl A                           56,300             490
                                                 ------------
                                                        1,153
--------------------------------------------------------------------------------
RETAIL-PETROLEUM PRODUCTS -- 1.4%
World Fuel Services                    22,300             798
                                                 ------------
                                                          798
--------------------------------------------------------------------------------
THEATERS -- 0.9%
Carmike Cinemas                        13,700             482
                                                 ------------
                                                          482
                                                 ------------
TOTAL CONSUMER CYCLICAL (COST $5,282)                   6,285
                                                 ------------
--------------------------------------------------------------------------------
CONSUMER NON-CYCLICAL -- 1.4%
POULTRY -- 1.4%
Sanderson Farms                        22,950             768
                                                 ------------
                                                          768
                                                 ------------
TOTAL CONSUMER NON-CYCLICAL (COST $721)                   768
                                                 ------------
--------------------------------------------------------------------------------

                                                   Market
Description                           Shares     Value (000)
--------------------------------------------------------------------------------

ENERGY -- 10.8%
OIL COMPANIES-EXPLORATION & PRODUCTION-- 8.5%
Berry Petroleum, Cl A                  21,600    $        793
Comstock Resources                     47,300             990
Houston Exploration                    11,800             700
Magnum Hunter Resources                48,700             562
Penn Virginia                          29,200           1,156
Unit                                   16,000             561
                                                 ------------
                                                        4,762
--------------------------------------------------------------------------------
OIL REFINING & MARKETING -- 2.3%
Giant Industries                       20,200             491
Tesoro Petroleum                       26,400             780
                                                 ------------
                                                        1,271
                                                 ------------
TOTAL ENERGY (COST $4,445)                              6,033
                                                 ------------
--------------------------------------------------------------------------------
FINANCIAL -- 21.7%
COMMERCIAL BANKS-CENTRAL US -- 3.1%
Texas Regional Bancshares, Cl A        15,700             488
Wintrust Financial                     21,550           1,234
                                                 ------------
                                                        1,722
--------------------------------------------------------------------------------
COMMERCIAL BANKS-SOUTHERN US -- 1.5%
Oriental Financial Group               30,997             839
                                                 ------------
                                                          839
--------------------------------------------------------------------------------
COMMERCIAL BANKS-WESTERN US -- 3.6%
CVB Financial                          27,520             611
Hanmi Financial                        18,100             547
UCBH Holdings                          22,300             871
                                                 ------------
                                                        2,029
--------------------------------------------------------------------------------
FINANCE-CONSUMER LOANS -- 1.0%
World Acceptance                       24,300             565
                                                 ------------
                                                          565
--------------------------------------------------------------------------------
INSURANCE BROKERS -- 1.1%
Hilb Rogal & Hobbs                     16,700             605
                                                 ------------
                                                          605
--------------------------------------------------------------------------------
LIFE/HEALTH INSURANCE -- 0.8%
Ceres Group                            82,100             447
                                                 ------------
                                                          447
--------------------------------------------------------------------------------
PROPERTY/CASUALTY INSURANCE -- 4.0%
FPIC Insurance Group                   36,900             954
Philadelphia Consolidated Holding      13,200             728
PMA Capital, Cl A                      70,000             528
                                                 ------------
                                                        2,210
--------------------------------------------------------------------------------
REAL ESTATE MANAGEMENT/SERVICES -- 0.8%
Jones Lang LaSalle                     12,900             426
                                                 ------------
                                                          426
--------------------------------------------------------------------------------
REINSURANCE -- 0.6%
PXRE Group                             14,500             339
                                                 ------------
                                                          339
--------------------------------------------------------------------------------

                                                                      PBHG FUNDS

                                                       TS&W SMALL CAP VALUE FUND

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                            As of September 30, 2004 (UNAUDITED)

                                                    Market
Description                           Shares      Value (000)
--------------------------------------------------------------------------------

EITS-DIVERSIFIED -- 1.0%
Correctional Properties Trust          20,900    $        571
                                                 ------------
                                                          571
--------------------------------------------------------------------------------
REITS-HOTELS -- 1.0%
LaSalle Hotel Properties               20,900             577
                                                 ------------
                                                          577
--------------------------------------------------------------------------------
REITS-OFFICE PROPERTY -- 1.6%
Parkway Properties                     19,500             906
                                                 ------------
                                                          906
--------------------------------------------------------------------------------
S&L/THRIFTS-EASTERN US -- 0.9%
Dime Community Bancshares              29,562             497
                                                 ------------
                                                          497
--------------------------------------------------------------------------------
S&L/THRIFTS-SOUTHERN US -- 0.7%
Ocwen Financial                        43,000             393
                                                 ------------
                                                          393
                                                 ------------
TOTAL FINANCIAL (COST $10,239)                         12,126
                                                 ------------
--------------------------------------------------------------------------------
HEALTH CARE -- 6.5%
MEDICAL-BIOMEDICAL/GENETIC -- 0.8%
Bio-Rad Labs, Cl A                      8,200             419
                                                 ------------
                                                          419
--------------------------------------------------------------------------------
MEDICAL-HMO -- 1.1%
Sierra Health Services                 13,000             623
                                                 ------------
                                                          623
--------------------------------------------------------------------------------
MEDICAL-OUTPATIENT/HOME MEDICAL -- 1.5%
Amedisys                               27,800             833
                                                 ------------
                                                          833
--------------------------------------------------------------------------------
RESPIRATORY PRODUCTS -- 2.0%
Respironics                            20,900           1,117
                                                 ------------
                                                        1,117
--------------------------------------------------------------------------------
VETERINARY DIAGNOSTICS -- 1.1%
VCA Antech                             30,600             631
                                                 ------------
                                                          631
                                                 ------------
TOTAL HEALTH CARE (COST $3,157)                         3,623
                                                 ------------
--------------------------------------------------------------------------------
INDUSTRIAL -- 14.6%
AEROSPACE/DEFENSE -- 1.7%
Curtiss-Wright                         11,100             635
Herley Industries                      17,200             322
                                                 ------------
                                                          957
--------------------------------------------------------------------------------
BUILDING-HEAVY CONSTRUCTION -- 1.7%
Chicago Bridge & Iron                  31,300             939
                                                 ------------
                                                          939
--------------------------------------------------------------------------------
DIVERSIFIED MANUFACTURING OPERATIONS-- 3.0%
Actuant, Cl A                          17,400             717
ESCO Technologies                      13,900             942
                                                 ------------
                                                        1,659
--------------------------------------------------------------------------------

                                                    Market
Description                           Shares      Value (000)
--------------------------------------------------------------------------------

ELECTRONIC MEASURING INSTRUMENTS -- 1.7%
Flir Systems                           16,700    $        977
                                                 ------------
                                                          977
--------------------------------------------------------------------------------
ELECTRONICS-MILITARY -- 1.4%
Engineered Support Systems             16,700             762
                                                 ------------
                                                          762
--------------------------------------------------------------------------------
ENGINES-INTERNAL COMBUSTION -- 1.7%
Briggs & Stratton                      11,800             958
                                                 ------------
                                                          958
--------------------------------------------------------------------------------
FILTRATION/SEPARATION PRODUCTS -- 1.1%
Clarcor                                13,200             629
                                                 ------------
                                                          629
--------------------------------------------------------------------------------
GOLD MINING -- 0.6%
Royal Gold                             19,900             340
                                                 ------------
                                                          340
--------------------------------------------------------------------------------
MACHINERY-CONSTRUCTION & MINING -- 1.7%
Joy Global                             27,800             956
                                                 ------------
                                                          956
                                                 ------------
TOTAL INDUSTRIAL (COST $7,148)                          8,177
                                                 ------------
--------------------------------------------------------------------------------
SERVICES -- 6.2%
CONSULTING SERVICES -- 1.1%
FTI Consulting                         31,300             591
                                                 ------------
                                                          591
--------------------------------------------------------------------------------
PRIVATE CORRECTIONS -- 1.6%
Corrections Corporation of America     25,700             909
                                                 ------------
                                                          909
--------------------------------------------------------------------------------
RENTAL AUTO/EQUIPMENT -- 2.1%
Aaron Rents                            54,825           1,193
                                                 ------------
                                                        1,193
--------------------------------------------------------------------------------
RESEARCH & DEVELOPMENT -- 1.4%
Pharmaceutical Product Development     21,600             778
                                                 ------------
                                                          778
                                                 ------------
TOTAL SERVICES (COST $3,005)                            3,471
                                                 ------------
--------------------------------------------------------------------------------
TECHNOLOGY -- 5.4%
COMPUTER AIDED DESIGN -- 1.9%
Ansys                                  21,600           1,074
                                                 ------------
                                                        1,074
--------------------------------------------------------------------------------
COMPUTERS-INTEGRATED SYSTEMS -- 1.6%
MTS Systems                            41,000             871
                                                 ------------
                                                          871
--------------------------------------------------------------------------------
ELECTRONIC COMPONENTS-MISCELLANEOUS-- 1.2%
NAM TAI Electronics                    18,830             402
Sypris Solutions                       22,000             300
                                                 ------------
                                                          702
--------------------------------------------------------------------------------

            PBHG FUNDS

TS&W SMALL CAP VALUE FUND

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
As of September 30, 2004 (UNAUDITED)

                                                    Market
Description                            Shares     Value (000)
--------------------------------------------------------------------------------

IDENTIFICATION SYSTEMS/DEVELOPMENT-- 0.7%
Fargo Electronics                      40,300    $        391
                                                 ------------
                                                          391
                                                 ------------
TOTAL TECHNOLOGY (COST $1,698)                          3,038
                                                 ------------
--------------------------------------------------------------------------------
TRANSPORTATION -- 6.2%
TRANSPORT-MARINE -- 3.3%
General Maritime                       37,600           1,310
Kirby                                  13,700             550
                                                 ------------
                                                        1,860
--------------------------------------------------------------------------------
TRANSPORT-SERVICES -- 1.7%
Offshore Logistics                     27,800             957
                                                 ------------
                                                          957
--------------------------------------------------------------------------------
TRANSPORT-TRUCK -- 1.2%
Celadon Group                          35,500             676
                                                 ------------
                                                          676
                                                 ------------
TOTAL TRANSPORTATION (COST $2,536)                      3,493
                                                 ------------
--------------------------------------------------------------------------------
UTILITIES -- 5.8%
GAS-DISTRIBUTION -- 4.1%
Energen                                24,300           1,253
UGI                                    27,500           1,025
                                                 ------------
                                                        2,278
--------------------------------------------------------------------------------
ENERGY-ALTERNATE SOURCES -- 1.7%
Headwaters                             31,300             966
                                                 ------------
                                                          966
                                                 ------------
TOTAL UTILITIES (COST $2,411)                           3,244
                                                 ------------
TOTAL COMMON STOCK (COST $43,183)                      53,245
                                                 ------------
--------------------------------------------------------------------------------
INVESTMENT COMPANY -- 0.9%
INDEX FUND-SMALL CAP -- 0.9%
iShares Russell 2000 Value Index Fund   3,000             515
                                                 ------------
                                                          515
                                                 ------------
TOTAL INVESTMENT COMPANY (COST $480)                      515
                                                 ------------
--------------------------------------------------------------------------------
WARRANTS -- 0.0%
Magnum Hunter Resources,
   expiration 03/21/05*                 2,740               1
                                                 ------------
                                                            1
                                                 ------------
TOTAL WARRANTS (COST $3)                                    1
                                                 ------------
--------------------------------------------------------------------------------

                                        Face        Market
Description                         Amount (000)  Value (000)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENT -- 3.8%
Morgan Stanley
   1.70%, dated 09/30/04, to be
   repurchased on 10/01/04, repurchase
   price of $2,130,166 (collateralized by
   U.S. Government Obligations, ranging
   in par value $220,000-$1,425,000,
   3.375%-4.050%, 09/24/07-05/05/10;
   total market value $2,188,472)(A)   $2,130    $      2,130
                                                 ------------
TOTAL REPURCHASE AGREEMENT (COST $2,130)                2,130
                                                 ------------
TOTAL INVESTMENTS-- 99.8% (COST $45,796)               55,891
                                                 ------------
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 0.2%
Receivable for Capital Shares Sold                      1,386
Payable for Administration Fees                            (6)
Payable for Investment Advisory Fees                      (37)
Payable for Investment Securities Purchased            (1,272)
Other Assets and Liabilities, Net                          33
                                                 ------------
TOTAL OTHER ASSETS AND LIABILITIES                        104
                                                 ------------
NET ASSETS-- 100.0%                              $     55,995
                                                 ------------
--------------------------------------------------------------------------------
NET ASSETS:
Paid-in-capital ($0.001 par value)               $     44,772
Accumulated net investment loss                          (123)
Accumulated net realized gain on investments            1,251
Unrealized appreciation on investments                 10,095
                                                 ------------
NET ASSETS-- 100.0%                              $     55,995
                                                 ------------
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- PBHG CLASS
   ($55,381,414/2,501,501 SHARES)                $      22.14
                                                 ------------
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE -- CLASS A
   ($312,383/14,156 SHARES)                      $      22.07
                                                 ------------
MAXIMUM OFFERING
   PRICE PER SHARE -- CLASS A
   ($22.07/94.25%)                               $      23.42
                                                 ------------
NET ASSET VALUE AND OFFERING
   PRICE PER SHARE -- CLASS C+
   ($301,367/13,783 SHARES)                      $      21.87
                                                 ------------

* Non-income producing security.
+ Class C shares have a contingent deferred sales charge.
  For a description of a possible sales charge, please see the Fund's prospectus.
(A) -- Tri-party repurchase agreement
Cl -- Class
REITS -- Real Estate Investment Trusts
Cost figures are shown with "000's" omitted.

The accompanying notes are an integral part of the financial statements.

                                                                      PBHG FUNDS

                                                               HEITMAN REIT FUND

                                                   HEITMAN REIT FUND (UNAUDITED)


           INVESTMENT FOCUS 8

                STYLE


    VALUE       BLEND     GROWTH                   M
|-----------|-----------|----------|               A
|           |           |          |               R
|           |           |          |               K
|           |           |          |  Large        E
|           |           |          |               T
|           |           |          |
|-----------|-----------|----------|               C
|           |           |          |               A
|           |           |          |               P
|     X     |           |          |  Medium       I
|           |           |          |               T
|           |           |          |               A
|-----------|-----------|----------|               L
|           |           |          |               I
|           |           |          |               Z
|           |           |          |  Small        A
|           |           |          |               T
|           |           |          |               I
|-----------|-----------|----------|               O
                                                   N

Source: Liberty Ridge Capital, Inc.

                       AVERAGE ANNUAL TOTAL RETURN 1 AS OF SEPTEMBER 30, 2004
---------------------------------------------------------------------------------------------
                                      One    Annualized  Annualized  Annualized  Annualized
                             6       Year      3 Year      5 Year      10 Year    Inception
                         Months 2   Return     Return      Return      Return      to Date
---------------------------------------------------------------------------------------------
   PBHG Class 3            2.92%     26.07%    20.28%     17.20%       13.37%      10.70%
---------------------------------------------------------------------------------------------
   Advisor Class 4         2.80%     25.77%    19.96%     16.78%       12.95%      10.34%
---------------------------------------------------------------------------------------------
   Class A with load 5     3.11)%    18.54%    17.48%     15.33%       12.16%       9.75%
---------------------------------------------------------------------------------------------
   Class A without load 5  2.79%     25.77%    19.82%     16.70%       12.83%      10.17%
---------------------------------------------------------------------------------------------
   Class C with load 5     1.37%     23.79%    18.91%     15.82%       11.98%       9.34%
---------------------------------------------------------------------------------------------
   Class C without load 5  2.37%     24.79%    18.91%     15.82%       11.98%       9.34%
---------------------------------------------------------------------------------------------

     THE PERFORMANCE DATA SHOWN REPRESENTS PAST PERFORMANCE, WHICH IS NOT A GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL
 FLUCTUATE SO THAT INVESTORS' SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN
  THEIR ORIGINAL COST. FUNDS THAT INVEST IN A LIMITED NUMBER OF SECURITIES AND
           IN ONE OR A GROUP OF INDUSTRIES MAY INVOLVE GREATER RISKS
    THANMORE DIVERSIFIED FUNDS, INCLUDING GREATER POTENTIAL FOR VOLATILITY. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, WHICH MAY BE LOWER
      OR HIGHER THAN THAT SHOWN, IS AVAILABLE BY CALLING 1.800.433.0051 OR
                          ONLINE AT WWW.PBHGFUNDS.COM.

    COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE HEITMAN
           REIT FUND - PBHG CLASS VERSUS THE S&P 500 INDEX, DOW JONES WILSHIRE REAL ESTATE SECURITIES INDEX AND THE LIPPER REAL
                              ESTATE FUNDS AVERAGE

[LINE CHART OMITTED, PLOT POINTS FOLLOWS]

                   HEITMAN REIT       S&P 500       WILSHIRE REAL ESTATE      LIPPER REAL ESTATE
                 FUND-PBHG CLASS      INDEX 6        SECURITIES INDEX 6         FUNDS AVERAGE 7
3/13/89              10000             10000               10000                   10000
3/31/89               9960             10000               10000                   10000
4/30/89              10140             10519               10182                   10218
5/31/89              10170             10893               10357                   10293
6/30/89              10281             10881               10473                   10419
7/31/89              10747             11863               10804                   10908
8/31/89              10706             12094               10690                   10943
9/30/89              10481             12045               10666                   10957
10/31/89             10308             11765               10133                   10657
11/30/89             10121             12004                9982                   10658
12/31/89              9944             12292                9978                   10744
1/31/90               9833             11467                9508                   10415
2/28/90               9769             11615                9504                   10385
3/31/90               9598             11923                9482                   10423
4/30/90               9718             11625                9298                   10234
5/31/90               9392             12759                9257                   10305
6/30/90               9413             12672                9275                   10467
7/31/90               9489             12632                8920                   10551
8/31/90               8714             11490                7878                    9688
9/30/90               7740             10931                6965                    8962
10/31/90              7313             10884                6463                    8845
11/30/90              7789             11588                6726                    9177
12/31/90              7741             11911                6640                    9222
1/31/91               8715             12429                7286                    9962
2/28/91               8968             13318                7714                   10498
3/31/91               9523             13641                8401                   11063
4/30/91               9534             13673                8333                   11208
5/31/91               9698             14263                8462                   11338
6/30/91               9534             13610                8045                   10995
7/31/91               9499             14244                8011                   11159
8/31/91               9226             14581                7915                   11108
9/30/91               9253             14337                7824                   11342
10/31/91              9012             14530                7648                   11205
11/30/91              8879             13945                7394                   11064
12/31/91              9564             15539                7970                   12001
1/31/92              10116             15250                8345                   12444
2/29/92               9920             15447                8324                   12250
3/31/92               9910             15147                8144                   12088
4/30/92               9749             15592                8009                   12001
5/31/92              10097             15669                8041                   12449
6/30/92               9924             15436                7799                   12237
7/31/92              10314             16066                7828                   12583
8/31/92              10365             15738                7710                   12722
9/30/92              10594             15922                8003                   12968
10/31/92             10799             15977                8088                   13147
11/30/92             10722             16522                8158                   13291
12/31/92             11273             16724                8559                   13923
1/31/93              11959             16863                9154                   14561
2/28/93              12658             17093                9597                   15114
3/31/93              13861             17454               10241                   16104
4/30/93              12986             17032                9661                   15615
5/31/93              12751             17487                9509                   15541
6/30/93              13104             17539                9758                   15837
7/31/93              13460             17468                9956                   16187
8/31/93              13724             18131               10163                   16646
9/30/93              14594             17992               10624                   17369
10/31/93             14274             18364               10325                   17270
11/30/93             13101             18189                9875                   16374
12/31/93             13538             18409                9863                   16878
1/31/94              13697             19035               10159                   17070
2/28/94              14536             18518               10574                   17668
3/31/94              14031             17711               10085                   17083
4/30/94              14192             17938               10198                   17209
5/31/94              14529             18232               10410                   17273
6/30/94              13983             17785               10205                   16872
7/31/94              13820             18369               10228                   16808
8/31/94              13894             19122               10221                   16968
9/30/94              13855             18655               10050                   16676
10/31/94             13164             19074                9683                   16094
11/30/94             12624             18379                9304                   15503
12/31/94             13945             18652               10025                   16798
1/31/95              13189             19135                9701                   16249
2/28/95              13256             19881               10005                   16444
3/31/95              13312             20468               10063                   16486
4/30/95              13107             21071                9990                   16331
5/31/95              13654             21913               10321                   17045
6/30/95              13830             22422               10501                   17398
7/31/95              14143             23165               10670                   17767
8/31/95              14317             23224               10800                   18001
9/30/95              14759             24204               10999                   18419
10/31/95             14266             24117               10658                   17922
11/30/95             14459             25176               10769                   18047
12/31/95             15461             25661               11393                   19303
1/31/96              15479             26534               11550                   19562
2/29/96              15747             26780               11779                   19759
3/31/96              15933             27038               11875                   19789
4/30/96              15951             27437               11928                   19769
5/31/96              16350             28144               12194                   20269
6/30/96              16707             28251               12438                   20598
7/31/96              16634             27003               12327                   20515
8/31/96              17405             27573               12851                   21412
9/30/96              17878             29125               13172                   21971
10/31/96             18324             29928               13529                   22458
11/30/96             19272             32190               14091                   23476
12/31/96             21345             31553               15594                   25835
1/31/97              21540             33524               15817                   26197
2/28/97              21638             33787               15827                   26249
3/31/97              21879             32398               15881                   26310
4/30/97              20975             34332               15368                   25376
5/31/97              21564             36423               15826                   26167
6/30/97              22716             38055               16610                   27638
7/31/97              23570             41082               17157                   28807
8/31/97              23471             38781               17030                   28677
9/30/97              25309             40905               18709                   31419
10/31/97             24788             39539               17914                   30464
11/30/97             25008             41369               18274                   30835
12/31/97             25854             42079               18682                   31680
1/31/98              25534             42545               18418                   31341
2/28/98              25361             45613               18182                   31065
3/31/98              26131             47949               18541                   31830
4/30/98              25236             48432               17957                   30881
5/31/98              24589             47599               17784                   30498
6/30/98              24291             49533               17690                   30212
7/31/98              23162             49005               16459                   28323
8/31/98              21079             41920               14749                   25378
9/30/98              22108             44606               15575                   26702
10/31/98             21259             48234               15361                   26232
11/30/98             21794             51157               15650                   26747
12/31/98             21946             54105               15426                   26597
1/31/99              21361             56368               15091                   26020
2/28/99              20826             54616               14972                   25653
3/31/99              20750             56801               14891                   25360
4/30/99              22647             59001               16479                   28038
5/31/99              23577             57607               16757                   28669
6/30/99              23293             60804               16472                   28328
7/31/99              22392             58906               15842                   27263
8/31/99              22313             58614               15604                   26810
9/30/99              21978             57008               14900                   25759
10/31/99             21287             60615               14623                   25175
11/30/99             20729             61847               14393                   24888
12/31/99             21692             65490               14935                   25906
1/31/2000            21530             62199               14996                   25781
2/29/2000            21018             61022               14709                   25348
3/31/2000            21910             66992               15354                   26479
4/30/2000            23221             64976               16448                   27924
5/31/2000            23331             63643               16646                   28285
6/30/2000            24254             65212               17207                   29391
7/31/2000            25888             64193               18752                   31662
8/31/2000            25085             68180               18077                   30773
9/30/2000            26005             64580               18664                   31881
10/31/2000           24800             64307               17854                   30452
11/30/2000           25444             59237               18256                   30903
12/31/2000           27094             59527               19525                   32909
1/31/2001            26980             61639               19720                   33070
2/28/2001            26414             56019               19310                   32561
3/31/2001            26299             52470               19325                   32447
4/30/2001            26701             56548               19785                   33199
5/31/2001            27303             56926               20339                   33867
6/30/2001            28907             55541               21432                   35679
7/31/2001            28502             54994               21003                   35122
8/31/2001            29545             51551               21736                   36169
9/30/2001            27933             47389               20447                   34631
10/31/2001           27198             48292               19682                   33565
11/30/2001           28933             51997               20958                   35290
12/31/2001           29913             52452               21565                   36271
1/31/2002            30118             51687               21658                   36340
2/28/2002            30936             50690               22154                   37030
3/31/2002            32939             52596               23517                   39145
4/30/2002            33042             49407               23658                   39689
5/31/2002            33180             49043               23897                   40221
6/30/2002            33712             45550               24387                   41082
7/31/2002            31596             41999               22877                   38884
8/31/2002            31388             42275               22886                   38930
9/30/2002            30002             37681               21875                   37443
10/31/2002           28481             40997               20787                   35901
11/30/2002           29967             43410               21816                   37365
12/31/2002           30690             40859               22135                   37810
1/31/2003            29965             39789               21489                   36910
2/28/2003            30423             39192               21805                   37482
3/31/2003            31052             39573               22358                   38288
4/30/2003            32516             42832               23300                   39896
5/31/2003            34288             45089               24637                   42166
6/30/2003            35048             45666               25108                   43132
7/31/2003            37030             46471               26564                   45189
8/31/2003            37341             47376               26848                   45591
9/30/2003            38552             46873               27753                   47091
10/31/2003           39140             49524               28177                   48024
11/30/2003           40746             49960               29398                   50103
12/31/2003           41814             52580               30332                   51772
1/31/2004            43745             53545               31464                   53729
2/29/2004            44510             54289               32106                   54932
3/31/2004            47225             53470               34003                   57926
4/30/2004            40542             52632               29283                   49979
5/31/2004            43337             53354               31503                   53137
6/30/2004            44546             54391               32439                   54699
7/31/2004            45076             52591               32633                   55033
8/31/2004            48459             52803               35176                   58885
9/30/2004           $48603            $53375              $35105                  $58997

1 The Heitman REIT Fund's total return is based on net change in NAV, assuming reinvestment of distributions. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. For performance information regarding other share classes please consult your financial advisor. Investors considering the Heitman REIT Fund should have a long-term investment horizon. Diversification does not assure a profit or protect against a loss in declining markets. The returns shown reflect fee waivers and/or expense reimbursements in effect for the period; absent fee waivers and expense reimbursements, performance may have been lower. This information should be preceded or accompanied by a prospectus. The prospectus contains important information, including information about the fund's investment objective, risks, charges and expenses and should be read carefully and considered before investing. Prior to July 2004, the Heitman REIT Fund was named the PBHG REIT Fund.
2 The six month return has not been annualized.
3 The Heitman REIT Fund-PBHG Class commenced operations on March 13, 1989.
4 The performance shown for the Advisor Class prior to its inception on May 15, 1995, is based on the historical performance of the PBHG Class shares adjusted to reflect the 0.25% service (12b-1) fee applicable to the Advisor Class shares as noted below. The Fund's Advisor Class shares and PBHG Class shares would have similar returns because both classes are invested in the same portfolio of securities. Therefore, the performance of the two share classes will differ only to the extent they have different expenses. The average annual total return of the Advisor Class from its inception date to September 30, 2004 was 14.04%. Advisor Class shares are only available to certain eligible investors. Please see the appropriate prospectus and statement of additional information for a more complete explanation.
5 The Heitman REIT Fund-Class A and C shares commenced operations on September
  30, 2003. The returns shown for Class A and C shares prior to their inception dates are based on the historical performance of the Fund's PBHG Class shares adjusted to reflect applicable sales charges and the higher service and distribution fees (12b-1) applicable to the Class A and C shares as noted below. Performance without load assumes that no front-end or contingent deferred sales charge applied or the investment was not redeemed. Performance with load assumes that a front-end or contingent deferred sales charge applied to the extent applicable. The Fund offers Class A, Class C, PBHG Class and Advisor Class shares. Class A shares have a current maximum up-front sales charge of 5.75% and are subject to an annual service fee of 0.25%. Class C shares are subject to an aggregate annual distribution and service fee of 1.00% and will be subject to a contingent deferred sales charge of 1.00% if redeemed within the first 12 months. The average annual total returns of the Class A and Class C, with loads, from their inception date to September 30, 2004 were 18.54% and 23.79%, respectively. The average annual total returns of the Class A and Class C, without loads, from their inception date to September 30, 2004 were 25.77% and 24.79%, respectively.
6 For more information on the S&P 500 Index and the Dow Jones Wilshire Real
  Estate Securities Index please see the PBHG Funds Disclosure Notes on page
  111.
7 The chart assumes $10,000 invested in the Lipper Real Estate Funds Average at
  March 31, 1989. For more information on the Lipper Real Estate Funds Average please see the PBHG Funds Disclosure Notes on page 111.
8 For more information on the Investment Focus and Top Ten Holdings please see the PBHG Funds Disclosure Notes on page 112.


SECTOR WEIGHTINGS AT SEPTEMBER 30, 2004

[PIE CHART OMITTED, PLOT POINTS FOLLOWS]

Apartments                       16%
Cash                              4%
Diversified                       6%
Hotels                           12%
Net Lease                         4%
Office Property                  21%
Outlet Centers                    1%
Regional Malls                   14%
Shopping Centers                 12%
Storage                           4%
Warehouse/Industrial              6%

% of Total Portfolio Investments

TOP TEN COMMON STOCK HOLDINGS AT SEPTEMBER 30, 2004 8

Rouse                                     6.6%
Vornado Realty Trust                      5.7%
Simon Property Group                      5.4%
BRE Properties, Cl A                      4.9%
Starwood Hotels & Resorts Worldwide       4.8%
Regency Centers                           4.2%
Host Marriott                             3.9%
Equity Residential                        3.9%
Boston Properties                         3.8%
Pan Pacific Retail Properties             3.8%
----------------------------------------------------------

Combined Top Ten Common Stock Holdings as a % of Total Portfolio Investments in Common Stock 47.0%

            THE PBHG FUNDS

 HEITMAN REIT FUND

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
As of September 30, 2004 (UNAUDITED)

                                                    Market
Description                           Shares      Value (000)
--------------------------------------------------------------------------------
COMMON STOCK -- 96.5%
FINANCIAL -- 96.5%
REITS -- 96.5%
APARTMENTS -- 16.3%
AvalonBay Communities                  51,600    $      3,107
BRE Properties, Cl A                  177,300           6,799
Equity Residential                    174,000           5,394
Home Properties of New York            82,900           3,280
Summit Properties                      93,760           2,536
United Dominion Realty Trust          126,500           2,509
                                                 ------------
                                                       23,625
--------------------------------------------------------------------------------
DIVERSIFIED -- 6.0%
Colonial Properties Trust              47,200           1,898
Duke Realty                           122,200           4,057
Liberty Property Trust                 70,500           2,809
                                                 ------------
                                                        8,764
--------------------------------------------------------------------------------
HOTELS -- 11.6%
Host Marriott*                        384,600           5,396
Innkeepers USA Trust                   63,600             791
LaSalle Hotel Properties              105,700           2,917
Starwood Hotels & Resorts
   Worldwide(A)                       144,200           6,694
Strategic Hotel Capital                75,700           1,024
                                                 ------------
                                                       16,822
--------------------------------------------------------------------------------
NET LEASE -- 3.8%
Capital Automotive REIT                72,800           2,276
Lexington Corporate Properties Trust   99,300           2,156
Realty Income                          23,500           1,058
                                                 ------------
                                                        5,490
--------------------------------------------------------------------------------
OFFICE PROPERTY -- 21.3%
Alexandria Real Estate Equities        44,300           2,911
Arden Realty                           67,200           2,189
Boston Properties                      95,800           5,306
Brandywine Realty Trust                28,500             812
Brookfield Properties(A)              124,000           4,000
Government Properties Trust           149,100           1,417
Kilroy Realty                          18,800             715
Mack-Cali Realty                       62,000           2,747
SL Green Realty                        53,000           2,746
Vornado Realty Trust                  127,100           7,967
                                                 ------------
                                                       30,810
--------------------------------------------------------------------------------
OUTLET CENTERS -- 1.3%
Tanger Factory Outlet Centers          43,000           1,926
                                                 ------------
                                                        1,926
--------------------------------------------------------------------------------


                                     Shares/Face       Market
Description                         Amount (000)     Value (000)
--------------------------------------------------------------------------------

REGIONAL MALLS -- 13.5%
CBL & Associates Properties            46,700    $      2,846
Rouse                                 137,400           9,189
Simon Property Group                  139,900           7,503
                                                 ------------
                                                       19,538
--------------------------------------------------------------------------------
SHOPPING CENTERS -- 12.3%
Developers Diversified Realty         116,700           4,569
Pan Pacific Retail Properties          97,450           5,272
Regency Centers                       125,900           5,853
Weingarten Realty Investors            62,800           2,073
                                                 ------------
                                                       17,767
--------------------------------------------------------------------------------
STORAGE -- 4.3%
Extra Space Storage                   160,900           2,052
Public Storage                         83,900           4,157
                                                 ------------
                                                        6,209
--------------------------------------------------------------------------------
WAREHOUSE/INDUSTRIAL -- 6.1%
Prologis                              122,270           4,309
PS Business Parks                     115,116           4,587
                                                 ------------
                                                        8,896
                                                 ------------
                                                       139,847
                                                 ------------
TOTAL FINANCIAL (COST $111,884)                       139,847
                                                 ------------
TOTAL COMMON STOCK (COST $111,884)                    139,847
                                                 ------------
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 3.5%
Deutsche Bank 1.82%, dated 09/30/04, to be
   repurchased on 10/01/04, repurchase
   price $5,145,074 (collateralized by
   U.S. Government Obligations, ranging in
   par value $2,600,000-$23,772,631,
   6.00%-9.00%, 03/15/10-11/15/33;
   total market value $5,247,711)(B)   $5,145           5,145
                                                 ------------
TOTAL REPURCHASE AGREEMENT (COST $5,145)                5,145
                                                 ------------
TOTAL INVESTMENTS-- 100.0% (COST $117,029)            144,992
                                                 ------------
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (0.0)%
Payable for Administration Fees                           (18)
Payable for Distribution Fees                              (3)
Payable for Investment Advisory Fees                     (100)
Other Assets and Liabilities, Net                         107
                                                 ------------
TOTAL OTHER ASSETS AND LIABILITIES                        (14)
                                                 ------------
NET ASSETS-- 100.0%                              $    144,978
                                                 ------------
--------------------------------------------------------------------------------

                                                                      PBHG FUNDS

                                                               HEITMAN REIT FUND

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                            As of September 30, 2004 (UNAUDITED)


Description                                          Value (000)
--------------------------------------------------------------------------------

NET ASSETS:
Paid-in-capital ($0.001 par value)               $    109,173
Distributions in excess of net investment income           (5)
Accumulated net realized gain on investments            7,847
Unrealized appreciation on investments                 27,963
                                                 ------------
NET ASSETS-- 100.0%                              $    144,978
                                                 ------------
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- PBHG CLASS
    ($129,687,119/10,948,301 SHARES)                   $11.85
                                                 ------------
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- ADVISOR CLASS
   ($15,033,907/1,274,300 SHARES)                      $11.80
                                                 ------------
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE -- CLASS A
   ($63,004/5,318 SHARES)                              $11.85
                                                 ------------
MAXIMUM OFFERING
   PRICE PER SHARE -- CLASS A
   ($11.85/94.25%)                                     $12.57
                                                 ------------
NET ASSET VALUE AND OFFERING
   PRICE PER SHARE -- CLASS C+
   ($194,432/16,433 SHARES)                            $11.83
                                                 ------------

* Non-income producing security.
+ Class C shares have a contingent deferred sales charge.
  For a description of a possible sales charge, please see the Fund's prospectus.
(A) -- Security classified as C-Corporation
(B) -- Tri-party repurchase agreement
Cl -- Class
REITS -- Real Estate Investment Trusts
Cost figures are shown with "000's" omitted.

The accompanying notes are an integral part of the financial statements.

            PBHG FUNDS

 PBHG TECHNOLOGY & COMMUNICATIONS FUND

PBHG TECHNOLOGY & COMMUNICATIONS FUND (UNAUDITED)


           INVESTMENT FOCUS 8

                STYLE


    VALUE       BLEND     GROWTH                   M
|-----------|-----------|----------|               A
|           |           |          |               R
|           |           |          |               K
|           |           |          |  Large        E
|           |           |          |               T
|           |           |          |
|-----------|-----------|----------|               C
|           |           |          |               A
|           |           |          |               P
|           |           |    X     |  Medium       I
|           |           |          |               T
|           |           |          |               A
|-----------|-----------|----------|               L
|           |           |          |               I
|           |           |          |               Z
|           |           |          |  Small        A
|           |           |          |               T
|           |           |          |               I
|-----------|-----------|----------|               O
                                                   N

Source: Liberty Ridge Capital, Inc.

                 AVERAGE ANNUAL TOTAL RETURN 1 AS OF SEPTEMBER 30, 2004
----------------------------------------------------------------------------------------
                                           One      Annualized  Annualized  Annualized
                                6          Year       3 Year      5 Year     Inception
                             Months 2     Return      Return      Return      to Date
----------------------------------------------------------------------------------------
  PBHG Class 3                (7.99)%    2.27%         (6.26)%     (19.27)%    2.96%
----------------------------------------------------------------------------------------
  Advisor Class 4             (8.05)%    1.97%         (6.46)%     (19.47)%    2.71%
----------------------------------------------------------------------------------------
  Class A with load 5        (13.41)%   (3.89)%        (8.34)%     (20.51)%    1.89%
----------------------------------------------------------------------------------------
  Class A without load 5      (8.09)%    1.96%         (6.51)%     (19.57)%    2.57%
----------------------------------------------------------------------------------------
  Class C with load 5         (9.32)%    0.24%         (7.20)%     (20.16)%    1.80%
----------------------------------------------------------------------------------------
  Class C without load 5      (8.40)%    1.24%         (7.20)%     (20.16)%    1.80%
----------------------------------------------------------------------------------------

     THE PERFORMANCE DATA SHOWN REPRESENTS PAST PERFORMANCE, WHICH IS NOT A GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL
 FLUCTUATE SO THAT INVESTORS' SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN
         THEIR ORIGINAL COST. FUNDS THAT CONCENTRATE IN ONE OR A GROUP
       OF INDUSTRIES MAY INVOLVE MORE RISKS THAN MORE DIVERSIFIED FUNDS,
      INCLUDING GREATER POTENTIAL FOR VOLATILITY. PERFORMANCE DATA CURRENT
              TO THE MOST RECENT MONTH-END, WHICH MAY BE LOWER OR
                      HIGHER THAN THAT SHOWN, IS AVAILABLE
           BY CALLING 1.800.433.0051 OR ONLINE AT WWW.PBHGFUNDS.COM.

     COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE PBHG
          TECHNOLOGY & COMMUNICATIONS FUND - PBHG CLASS VERSUS THE PSE
            TECHNOLOGY INDEX(R) AND THE LIPPER SCIENCE & TECHNOLOGY
                                 FUNDS AVERAGE


[LINE CHART OMITTED, PLOT POINTS FOLLOWS]

                      PBHG                PSE           LIPPER SCIENCE & TECHNOLOGY
                   TECHNOLOGY &     TECHNOLOGY INDEX(R) 6        FUNDS AVERAGE 7
               COMMUNICATIONS FUND
                  -PBHG CLASS
9/30/95               10000              10000                      10000
10/31/95              10800              10057                       9897
11/30/95              11720              10210                      10012
12/31/95              11602               9919                       9549
1/31/96               11462              10154                       9478
2/29/96               12562              10451                       9982
3/31/96               12482               9899                       9683
4/30/96               14132              10901                      10773
5/31/96               15303              11005                      11198
6/30/96               14973              10244                      10455
7/31/96               13712               9456                       9480
8/31/96               14963              10038                      10030
9/30/96               16643              10945                      11099
10/31/96              16793              10780                      10953
11/30/96              17663              12243                      11940
12/31/96              17916              11954                      11635
1/31/97               18539              13217                      12396
2/28/97               16580              12659                      11324
3/31/97               14927              11955                      10481
4/30/97               15437              12365                      10813
5/31/97               18100              13861                      12276
6/30/97               18641              13958                      12394
7/31/97               20865              16113                      14043
8/31/97               20773              16092                      14080
9/30/97               22416              16638                      14758
10/31/97              19732              14929                      13480
11/30/97              19151              14971                      13370
12/31/97              18511              14392                      13050
1/31/98               17697              14981                      13389
2/28/98               19850              16819                      14936
3/31/98               20643              17151                      15329
4/30/98               21061              17820                      15963
5/31/98               19047              16410                      14806
6/30/98               20332              17164                      15989
7/31/98               19186              17121                      15720
8/31/98               16004              13912                      12606
9/30/98               17997              15881                      14278
10/31/98              18072              17683                      15357
11/30/98              20322              19647                      17303
12/31/98              23324              22319                      20101
1/31/99               28435              25591                      23118
2/28/99               25325              22967                      21009
3/31/99               30000              24724                      23335
4/30/99               31653              25599                      23949
5/31/99               30120              26347                      23695
6/30/99               34622              29839                      26562
7/31/99               34067              29662                      26313
8/31/99               36916              31189                      27670
9/30/99               37916              31233                      28431
10/31/99              45517              33074                      31456
11/30/99              54107              37846                      36596
12/31/99              80210              48396                      45738
1/31/2000             82496              47350                      44924
2/29/2000            117027              58153                      56878
3/31/2000            100197              57869                      54927
4/30/2000             81848              54187                      48589
5/31/2000             68637              49542                      42811
6/30/2000             93468              54868                      49537
7/31/2000             85195              51182                      47085
8/31/2000             99596              58310                      54129
9/30/2000             92089              51759                      48445
10/31/2000            74246              48413                      43359
11/30/2000            45137              40471                      32601
12/31/2000            45165              40596                      31835
1/31/2001             48379              45754                      35203
2/28/2001             34067              37410                      25811
3/31/2001             25853              33024                      21772
4/30/2001             31719              38400                      25945
5/31/2001             30000              37019                      24830
6/30/2001             28399              36213                      24576
7/31/2001             26102              34328                      22497
8/31/2001             21509              31568                      19651
9/30/2001             15787              25819                      15405
10/31/2001            18517              29899                      17817
11/30/2001            21942              33944                      20548
12/31/2001            21509              34336                      20744
1/31/2002             21378              34165                      20408
2/28/2002             17664              31375                      17642
3/31/2002             19409              34237                      19302
4/30/2002             16535              30258                      16961
5/31/2002             15039              29046                      15965
6/30/2002             12257              25676                      13826
7/31/2002             11181              22686                      12308
8/31/2002             10538              22400                      11954
9/30/2002              8806              19306                      10152
10/31/2002             9987              22525                      11860
11/30/2002            11562              25729                      13850
12/31/2002             9790              22958                      11979
1/31/2003              9606              22748                      11930
2/28/2003              9751              22890                      11996
3/31/2003              9593              22880                      11942
4/30/2003             10367              24930                      13157
5/31/2003             11575              28013                      14829
6/30/2003             11535              28211                      14923
7/31/2003             12073              29780                      15807
8/31/2003             13241              31689                      16998
9/30/2003             12716              30951                      16532
10/31/2003            14003              33395                      18260
11/30/2003            14121              34045                      18605
12/31/2003            14186              35037                      18636
1/31/2004             14869              36888                      19620
2/29/2004             14580              36552                      19281
3/31/2004             14134              35916                      18851
4/30/2004             13163              34493                      17450
5/31/2004             14042              35945                      18424
6/30/2004             14383              37011                      18774
7/31/2004             12821              33948                      16658
8/31/2004             12297              32801                      15945
9/30/2004            $13005             $34269                     $16712

1 The PBHG Technology & Communications Fund's total return is based on net change in NAV, assuming reinvestment of distributions. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. For performance information regarding other share classes please consult your financial advisor. Securities of small and medium sized companies involve greater risk and price volatility than larger, more established companies. Investors considering the PBHG Technology & Communications Fund should have a long-term investment horizon. Diversification does not assure a profit or protect against a loss in declining markets. The returns shown reflect past fee waiver and/or expense reimbursements in effect for that period; absent fee waivers and expense reimbursements, performance would have been lower. This information should be preceded or accompanied by a prospectus. The prospectus contains important information, including information about the fund's investment objective, risks, charges and expenses and should be read carefully and considered before investing. James M. Smith began co-managing the Fund on November 13, 2003. Michael S. Sutton, Jerome J. Heppelmann, and Raymond J. McCaffrey began co-managing the Fund on August 19, 2002.
2 The six month return has not been annualized.
3 The PBHG Technology & Communications Fund-PBHG Class commenced operations on
  September 29, 1995.
4 The performance shown for the Advisor Class prior to its inception on December
  29, 2000, is based on the historical performance of the PBHG Class shares adjusted to reflect the 0.25% service (12b-1) fee applicable to the Advisor Class shares as noted below. The Fund's Advisor Class shares and PBHG Class shares would have similar returns because both classes are invested in the same portfolio of securities. Therefore, the performance of the two share classes will differ only to the extent they have different expenses. The average annual total return of the Advisor Class from its inception date to September 30, 2004 was (28.39)%. Advisor Class shares are only available to certain eligible investors. Please see the appropriate prospectus and statement of additional information for a more complete explanation.
5 The PBHG Technology & Communication Fund-Class A and C shares commenced operations on September 30, 2003. The returns shown for Class A and C shares prior to their inception dates are based on the historical performance of the Fund's PBHG Class shares adjusted to reflect applicable sales charges and the higher service and distribution fees (12b-1) applicable to the Class A and C shares as noted below. Performance without load assumes that no front-end or contingent deferred sales charge applied or the investment was not redeemed. Performance with load assumes that a front-end or contingent deferred sales charge applied to the extent applicable. The Fund offers Class A, Class C, PBHG Class and Advisor Class shares. Class A shares have a current maximum up-front sales charge of 5.75% and are subject to an annual service fee of 0.25%. Class C shares are subject to an aggregate annual distribution and service fee of 1.00% and will be subject to a contingent deferred sales charge of 1.00% if redeemed within the first 12 months. The average annual total returns of the Class A and Class C, with loads, from their inception date to September 30, 2004 were (3.89)% and 0.24%, respectively. The average annual total returns of the Class A and Class C, without loads, from their inception date to September 30, 2004 were 1.96% and 1.24%, respectively.
6 For more information on the PSE Technology Index(R)please see the PBHG Funds
  Disclosure Notes on page 111.
7 The chart assumes $10,000 invested in the Lipper Science & Technology Funds
  Average at September 30, 1995. For more information on the Lipper Science & Technology Funds Average please see the PBHG Funds Disclosure Notes on page 111.
8 For more information on the Investment Focus and Top Ten Holdings please see the PBHG Funds Disclosure Notes on page 112.

SECTOR WEIGHTINGS AT SEPTEMBER 30, 2004

[PIE CHART OMITTED, PLOT POINTS FOLLOWS]

CONSUMER CYCLICAL       1%
HEALTH CARE             5%
SERVICES                6%
TECHNOLOGY             85%
CASH                    3%

% of Total Portfolio Investments

TOP TEN COMMON STOCK HOLDINGS AT SEPTEMBER 30, 2004 8

Symantec                             2.8%
Qualcomm                             2.4%
Research In Motion                   2.2%
Yahoo                                2.2%
Microsoft                            2.1%
Nextel Communications, Cl A          2.0%
Veritas Software                     2.0%
Autodesk                             1.9%
International Business Machines      1.9%
First Data                           1.9%
-----------------------------------------------------------

Combined Top Ten Common Stock Holdings as a % of Total Portfolio Investments in Common Stock 21.4%

                                                                      PBHG FUNDS

                                           PBHG TECHNOLOGY & COMMUNICATIONS FUND

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                            As of September 30, 2004 (UNAUDITED)

                                                    Market
Description                           Shares      Value (000)
--------------------------------------------------------------------------------

COMMON STOCK -- 96.3%
CONSUMER CYCLICAL -- 1.1%
ENTERTAINMENT SOFTWARE -- 1.1%
Electronic Arts*                       66,000    $      3,035
                                                 ------------
                                                        3,035
                                                 ------------
TOTAL CONSUMER CYCLICAL (COST $3,312)                   3,035
                                                 ------------
--------------------------------------------------------------------------------
HEALTH CARE -- 5.2%
DIAGNOSTIC EQUIPMENT -- 0.7%
Gen-Probe*                             47,000           1,874
                                                 ------------
                                                        1,874
--------------------------------------------------------------------------------
MEDICAL INSTRUMENTS -- 1.2%
Boston Scientific*                     71,400           2,837
Guidant                                 8,000             528
                                                 ------------
                                                        3,365
--------------------------------------------------------------------------------
MEDICAL-BIOMEDICAL/GENETIC -- 2.7%
Amgen*                                 23,600           1,338
Biogen Idec*                           11,400             697
Celgene*                               33,400           1,945
Genentech*                             67,600           3,543
                                                 ------------
                                                        7,523
--------------------------------------------------------------------------------
THERAPEUTICS -- 0.6%
ImClone Systems*                       31,500           1,665
                                                 ------------
                                                        1,665
                                                 ------------
TOTAL HEALTH CARE (COST $11,446)                       14,427
                                                 ------------
--------------------------------------------------------------------------------
SERVICES -- 5.4%
COMPUTER SERVICES -- 3.8%
DST Systems*                           54,100           2,406
Manhattan Associates*                 108,500           2,649
Perot Systems, Cl A*                   67,100           1,078
Sungard Data Systems*                 180,500           4,290
                                                 ------------
                                                       10,423
--------------------------------------------------------------------------------
E-COMMERCE/SERVICES -- 1.6%
eBay*                                  49,900           4,588
                                                 ------------
                                                        4,588
                                                 ------------
TOTAL SERVICES (COST $10,750)                          15,011
                                                 ------------
--------------------------------------------------------------------------------
TECHNOLOGY -- 84.6%
APPLICATIONS SOFTWARE -- 7.6%
Citrix Systems*                        56,700             993
Infosys Technologies-ADR               73,400           4,154
Intuit*                                94,700           4,299
Microsoft                             199,700           5,522
Satyam Computer Services-ADR          134,000           3,098
Serena Software*                      174,200           2,914
                                                 ------------
                                                       20,980
--------------------------------------------------------------------------------

                                                    Market
Description                           Shares      Value (000)
--------------------------------------------------------------------------------
B2B/E-COMMERCE -- 1.8%
webMethods*                           949,500    $      5,051
                                                 ------------
                                                        5,051
                                                 ------------
--------------------------------------------------------------------------------
CELLULAR TELECOMMUNICATIONS -- 3.4%
Nextel Communications, Cl A*          226,000           5,388
Nextel Partners, Cl A*                123,300           2,044
Vimpel-Communications-ADR*             16,800           1,828
                                                 ------------
                                                        9,260
--------------------------------------------------------------------------------
COMMUNICATIONS SOFTWARE -- 0.9%
Avid Technology*                       52,200           2,447
                                                 ------------
                                                        2,447
--------------------------------------------------------------------------------
COMPUTER AIDED DESIGN -- 2.3%
Autodesk                              106,500           5,179
Parametric Technology*                210,400           1,111
                                                 ------------
                                                        6,290
--------------------------------------------------------------------------------
COMPUTERS -- 6.6%
Apple Computer*                        57,100           2,213
Dell Computer*                         79,500           2,830
International Business Machines        60,200           5,162
PalmOne*                               67,000           2,039
                                                 ------------
                                                       18,114
--------------------------------------------------------------------------------
COMPUTERS-MEMORY DEVICES -- 4.6%
Dot Hill Systems*                     174,500           1,399
EMC*                                  352,300           4,066
Network Appliance*                    133,200           3,064
Sandisk*                              142,700           4,155
                                                 ------------
                                                       12,684
--------------------------------------------------------------------------------
COMPUTERS-PERIPHERAL EQUIPMENT -- 1.6%
Lexmark International, Cl A*           53,000           4,453
                                                 ------------
                                                        4,453
--------------------------------------------------------------------------------
DATA PROCESSING/MANAGEMENT -- 7.2%
Automatic Data Processing             119,300           4,929
First Data                            118,300           5,146
Fiserv*                               129,300           4,507
Veritas Software*                     298,400           5,312
                                                 ------------
                                                       19,894
--------------------------------------------------------------------------------
DECISION SUPPORT SOFTWARE -- 1.3%
Cognos*                               104,700           3,719
                                                 ------------
                                                        3,719
--------------------------------------------------------------------------------
ELECTRONIC COMPONENTS-MISCELLANEOUS-- 1.6%
Jabil Circuit*                         75,200           1,730
Sanmina-SCI*                          387,900           2,735
                                                 ------------
                                                        4,465
--------------------------------------------------------------------------------

            PBHG FUNDS

 PBHG TECHNOLOGY & COMMUNICATIONS FUND

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
As of September 30, 2004 (UNAUDITED)

                                                    Market
Description                           Shares      Value (000)
--------------------------------------------------------------------------------

ELECTRONIC COMPONENTS-SEMICONDUCTORS-- 12.1%
Applied Micro Circuits*               892,600    $      2,794
Broadcom, Cl A*                       106,700           2,912
Conexant Systems*                   1,193,934           1,922
Intel                                 166,400           3,338
International Rectifier*               53,600           1,838
Intersil, Cl A                        303,800           4,840
Microchip Technology                   53,400           1,433
Microsemi*                            224,500           3,165
Nvidia*                               163,700           2,377
Pixelworks*                           161,000           1,612
QLogic*                                73,200           2,167
Silicon Laboratories*                  45,200           1,496
Xilinx                                 25,800             697
Zoran*                                181,300           2,850
                                                 ------------
                                                       33,441
--------------------------------------------------------------------------------
ELECTRONIC DESIGN AUTOMATION -- 0.2%
Magma Design Automation*               36,900             557
                                                 ------------
                                                          557
--------------------------------------------------------------------------------
ELECTRONIC FORMS -- 0.6%
Adobe Systems                          31,700           1,568
                                                 ------------
                                                        1,568
--------------------------------------------------------------------------------
ENTERPRISE SOFTWARE/SERVICES -- 3.3%
BMC Software*                         207,900           3,287
Oracle*                               389,600           4,395
SAP-ADR                                40,400           1,573
                                                 ------------
                                                        9,255
--------------------------------------------------------------------------------
INTERNET APPLICATION SOFTWARE -- 0.3%
eResearch Technology*                  60,875             812
                                                 ------------
                                                          812
--------------------------------------------------------------------------------
INTERNET CONTENT-INFORMATION/NETWORKS-- 1.0%
Infospace*                             60,400           2,862
                                                 ------------
                                                        2,862
--------------------------------------------------------------------------------
INTERNET INFRASTRUCTURE EQUIPMENT -- 0.4%
Avocent*                               45,900           1,195
                                                 ------------
                                                        1,195
--------------------------------------------------------------------------------
INTERNET INFRASTRUCTURE SOFTWARE -- 0.7%
F5 Networks*                           67,000           2,041
                                                 ------------
                                                        2,041
--------------------------------------------------------------------------------
INTERNET SECURITY -- 3.1%
Check Point Software Technologies*     64,100           1,088
Symantec*                             133,800           7,343
                                                 ------------
                                                        8,431
--------------------------------------------------------------------------------
NETWORKING PRODUCTS -- 4.1%
Cisco Systems*                        259,400           4,695
Juniper Networks*                     158,200           3,734
Polycom*                              149,500           2,963
                                                 ------------
                                                       11,392
                                                 ------------
--------------------------------------------------------------------------------

                                 Shares/Face        Market
Description                     Amount (000)      Value (000)
--------------------------------------------------------------------------------
SEMICONDUCTOR COMPONENTS-INTEGRATED CIRCUITS-- 6.3%
Analog Devices                        110,600    $      4,289
Cypress Semiconductor*                284,600           2,516
Emulex*                               157,200           1,811
Integrated Device Technology*         306,700           2,923
Marvell Technology Group*             101,000           2,639
Maxim Integrated Products              76,900           3,252
                                                 ------------
                                                       17,430
--------------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT -- 4.1%
Applied Materials*                    290,000           4,782
KLA-Tencor*                            55,100           2,286
Lam Research*                          87,000           1,904
Varian Semiconductor Equipment
  Associates*                          80,300           2,481
                                                 ------------
                                                       11,453
--------------------------------------------------------------------------------
SOFTWARE TOOLS -- 0.6%
Altiris*                               53,600           1,696
                                                 ------------
                                                        1,696
--------------------------------------------------------------------------------
TELECOMMUNICATIONS EQUIPMENT -- 1.6%
Plantronics*                           66,800           2,888
Tekelec*                               92,300           1,540
                                                 ------------
                                                        4,428
--------------------------------------------------------------------------------
WEB PORTALS/ISP -- 2.2%
Google*                                 2,300             298
Yahoo*                                172,700           5,856
                                                 ------------
                                                        6,154
--------------------------------------------------------------------------------
WIRELESS EQUIPMENT -- 5.1%
Motorola                              200,000           3,608
Nokia OYJ-ADR                         295,700           4,057
Qualcomm                              162,400           6,340
                                                 ------------
                                                       14,005
                                                 ------------
TOTAL TECHNOLOGY (COST $204,841)                      234,077
                                                 ------------
TOTAL COMMON STOCK (COST $230,349)                    266,550
                                                 ------------
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 2.8%
Morgan Stanley 1.70%, dated 09/30/04, to be
   repurchased on 10/01/04, repurchase
   price $7,661,095 (collateralized by
   U.S. Government Obligations, ranging in
   par value $1,630,000-$6,255,000,
   0.00%, 12/17/04-03/16/05; total
   market value $7,818,895)(A)         $7,661           7,661
                                                 ------------
TOTAL REPURCHASE AGREEMENT (COST $7,661)                7,661
                                                 ------------
TOTAL INVESTMENTS-- 99.1% (COST $238,010)             274,211
                                                 ------------
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 0.9%
Receivable for Investment Securities Sold               5,635
Payable for Administration Fees                           (34)
Payable for Distribution Fees                              (3)
Payable for Investment Advisory Fees                     (191)
Other Assets and Liabilities, Net                      (2,916)
                                                 ------------
TOTAL OTHER ASSETS AND LIABILITIES                      2,491
                                                 ------------
NET ASSETS 100.0%                                $    276,702
                                                 ------------
--------------------------------------------------------------------------------

                                                                      PBHG FUNDS

                                           PBHG TECHNOLOGY & COMMUNICATIONS FUND

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                            As of September 30, 2004 (UNAUDITED)


Description                                       Value (000)
--------------------------------------------------------------------------------
NET ASSETS:
Paid-in-capital ($0.001 par value)               $  2,711,794
Accumulated net investment loss                        (2,070)
Accumulated net realized loss on investments       (2,469,223)
Unrealized appreciation on investments                 36,201
                                                 ------------
NET ASSETS-- 100.0%                              $    276,702
                                                 ------------
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- PBHG CLASS
   ($263,541,469/26,599,840 SHARES)                    $9.91
                                                 ------------
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- ADVISOR CLASS
   ($13,059,040/1,329,736 SHARES)                      $9.82
                                                 ------------
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE -- CLASS A
   ($51,006/5,162 SHARES)                              $9.88
                                                 ------------
MAXIMUM OFFERING
   PRICE PER SHARE -- CLASS A
   ($9.88/94.25%)                                     $10.48
                                                 ------------
NET ASSET VALUE AND OFFERING
   PRICE PER SHARE -- CLASS C+
   ($50,605/5,160 SHARES)                              $9.81
                                                 ------------

* Non-income producing security.
+ Class C shares have a contingent deferred sales charge.
  For a description of a possible sales charge, please see the Fund's prospectus.
(A) -- Tri-party repurchase agreement
ADR -- American Depositary Receipt
Cl -- Class
Cost figures are shown with "000's" omitted.

The accompanying notes are an integral part of the financial statements.

            PBHG FUNDS

 DWIGHT INTERMEDIATE FIXED INCOME FUND

DWIGHT INTERMEDIATE FIXED INCOME FUND (UNAUDITED)


           INVESTMENT FOCUS 6

                STYLE


    SHORT       MEDIUM     LONG                    M
|-----------|-----------|----------|               A
|           |           |          |               R
|           |           |          |               K
|           |     X     |          |  High         E
|           |           |          |               T
|           |           |          |
|-----------|-----------|----------|               C
|           |           |          |               A
|           |           |          |               P
|           |           |          |  Medium       I
|           |           |          |               T
|           |           |          |               A
|-----------|-----------|----------|               L
|           |           |          |               I
|           |           |          |               Z
|           |           |          |  Low          A
|           |           |          |               T
|           |           |          |               I
|-----------|-----------|----------|               O
                                                   N

Source: Liberty Ridge Capital, Inc.

                  AVERAGE ANNUAL TOTAL RETURN 1 AS OF SEPTEMBER 30, 2004
-----------------------------------------------------------------------------------
                                                   One          Cumulative
                                   6              Year           Inception
                               Months 2          Return           to Date
-----------------------------------------------------------------------------------
  PBHG Class 2                  2.64%             5.16%           7.66%
-----------------------------------------------------------------------------------
  Class A with load 3          (2.33)%           (0.05)%          2.98%
-----------------------------------------------------------------------------------
  Class A without load 3        2.51%             4.88%           7.38%
-----------------------------------------------------------------------------------
  Classs C with load 3          1.23%             3.08%           6.57%
-----------------------------------------------------------------------------------
  Class C without load 3        2.23%             4.08%           6.57%
-----------------------------------------------------------------------------------

     THE PERFORMANCE DATA SHOWN REPRESENTS PAST PERFORMANCE, WHICH IS NOT A GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL
 FLUCTUATE SO THAT INVESTORS' SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN
     THEIR ORIGINAL COST. FUNDS THAT INVEST IN HIGH-YIELDING, NON-INVESTMENT GRADE BONDS INVOLVE HIGHER RISK THAN FUNDS THAT INVEST SOLELY IN INVESTMENT
         GRADE BONDS. ADVERSE CONDITIONS MAY AFFECT THE ISSUER'S ABILITY
       TO MAKE TIMELY INTEREST AND PRINCIPAL PAYMENTS ON THESE SECURITIES.
             PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END,
           WHICH MAY BE LOWER OR HIGHER THAN THAT SHOWN, IS AVAILABLE
           BY CALLING 1.800.433.0051 OR ONLINE AT WWW.PBHGFFUNDS.COM.



           COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT
           IN THE DWIGHT INTERMEDIATE FIXED INCOME FUND - PBHG CLASS
               VERSUS THE LEHMAN INTERMEDIATE U.S. AGGREGATE BOND
     INDEX AND THE LIPPER INTERMEDIATE INVESTMENT GRADE DEBT FUNDS AVERAGE

[LINE CHART OMITTED, PLOT POINTS FOLLOWS]

                 DWIGHT INTERMEDIATE      LEHMAN INTERMEDIATE      LIPPER INTERMEDIATE
                    FIXED INCOME            US AGGREGATE        INVESTMENT GRADE DEBT
                  FUND-PBHG CLASS           BOND INDEX 5           FUNDS AVERAGE 5
7/31/2003               10000                  10000                     10000
8/31/2003               10129                  10043                     10063
9/30/2003               10364                  10265                     10319
10/31/2003              10330                  10193                     10236
11/30/2003              10380                  10210                     10264
12/31/2003              10488                  10308                     10362
1/31/2004               10593                  10375                     10438
2/29/2004               10668                  10474                     10533
3/31/2004               10619                  10542                     10608
4/30/2004               10589                  10315                     10356
5/31/2004               10560                  10279                     10307
6/30/2004               10653                  10334                     10353
7/31/2004               10742                  10424                     10444
8/31/2004               10872                  10595                     10623
9/30/2004              $10899                 $10613                    $10651

1 Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. For performance information regarding other share classes please consult your financial advisor. The returns shown reflect fee waivers and/or expense reimbursements in effect for the period; absent fee waivers and expense reimbursements, performance may have been lower. Investors considering the Dwight Intermediate Fixed Income Fund should have a long-term investment horizon. Diversification does not assure a profit or protect against a loss in declining markets. This information should be preceded or accompanied by a prospectus. The prospectus contains important information, including information about the fund's investment objective, risks, charges and expenses and should be read carefully and considered before investing. Prior to July, 2004, the Dwight Intermediate Fixed Income Fund was named the PBHG Intermediate Fixed Income Fund.
2 The six month return has not been annualized.
3 The Dwight Intermediate Fixed Income Fund-PBHG Class commenced operations on
  July 31, 2003.
4 The Dwight Intermediate Fixed Income Fund-Class A and C shares commenced operations on July 31, 2003. Performance without load assumes that no front-end or contingent deferred sales charge applied or the investment was not redeemed. Performance with load assumes that a front-end or contingent deferred sales charge applied to the extent applicable. The Fund offers Class A, Class C, PBHG Class and Advisor Class shares. Class A shares have a current maximum up-front sales charge of 4.75% and are subject to an annual service fee of 0.25%. Class C shares are subject to an aggregate annual distribution and service fee of 1.00% and will be subject to a contingent deferred sales charge of 1.00% if redeemed within the first 12 months. The average annual total returns of the Class A and Class C, with loads, from their inception date to September 30, 2004 were 2.98% and 6.57%, respectively. The average annual total returns of the Class A and Class C, without loads, from their inception date to September 30, 2004 were 7.38% and 6.57%, respectively.
5 For more information on the Lehman Intermediate U.S. Aggregate Bond Index and the Lipper Intermediate Investment Grade Debt Funds Average please see the PBHG Funds Disclosure Notes on page 111.
6 For more information on the Investment Focus and Top Ten Holdings please see the PBHG Funds Disclosure notes on page 112.

SECTOR WEIGHTINGS AT SEPTEMBER 30, 2004

[PIE CHART OMITTED, PLOT POINTS FOLLOWS]

Asset-Backed Securities          27%
Cash                             30%
Commercial Mortgages              7%
Corporate Bonds                  18%
Residential Mortgages-Agency     17%
U.S. Treasury Obligations         1%

% of Total Portfolio Investments

TOP TEN FIXED INCOME HOLDINGS AT SEPTEMBER 30, 2004 6

Federal National Mortgage Association
  15 year TBA, 5.500%, 10/14/34                            8.2%
Federal Home Loan Mortgage Corporation
  30 year TBA, 5.500%, 10/14/34                            5.6%
Federal National Mortgage Association
  30 year TBA, 5.000%, 10/15/34                            5.5%
Federal National Mortgage Association
  15 year TBA, 4.500%, 10/15/34 4.7%
Chase USA Master Trust, Ser 2000-1,
   Cl A 7.490%, 08/17/09                                   2.5%
Aircraft Certificate Owner Trust ABS,
  Private Placement 144A,
  Ser 2003-1A, Cl B 4.725%, 09/20/22                       2.4%
Metris Master Trust, Ser 2002-4, Cl A 2.191%, 05/20/11     2.4%
Delta Air Lines, Ser 2002-1, 6.718%, 01/02/23              2.2%
Residential Asset Mortgage Products, Ser 2004-RS4,
  Cl AI3 4.003%, 01/25/30                                  2.0%
Mortgage Capital Funding CMO, Ser 1998-MC1, Cl C
  6.947%, 03/18/30                                         1.7%
--------------------------------------------------------------------------------

Combined Top Ten Fixed Income Holdings as a % of
Total Portfolio Investments in Fixed Income Holdings      37.2%

                                                                      PBHG FUNDS

                                           DWIGHT INTERMEDIATE FIXED INCOME FUND

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                            As of September 30, 2004 (UNAUDITED)

                                        Face           Market
Description                         Amount (000)     Value (000)
--------------------------------------------------------------------------------

RESIDENTIAL MORTGAGES-AGENCY -- 21.9%
Federal Home Loan Mortgage
   Corporation 30 year TBA
   5.500%, 10/14/34                      $350    $        355
Federal Home Loan Mortgage Corporation
   Structured Pass Through CMO,
   Ser H010, Cl A2
   2.028%, 04/15/10                        62              61
Federal Home Loan Mortgage Corporation
   Structured Pass Through, Ser H005, Cl A2
   2.550%, 08/15/07                         5               5
Federal National Mortgage Association
   15 year TBA
   5.500%, 10/14/34                       500             517
   4.500%, 10/15/34                       300             299
Federal National Mortgage Association
   30 year TBA
   5.000%, 10/15/34                       350             346
                                                 ------------
TOTAL RESIDENTIAL MORTGAGES-AGENCY (COST $1,581)        1,583
                                                 ------------
--------------------------------------------------------------------------------
COMMERICAL MORTGAGES-- 8.7%
Banc of America Commercial Mortgage,
   Ser 2000-1, Cl A1A
   7.109%, 11/15/31                        65              70
DLJ Commercial Mortgage CMO,
   Ser 2000-CF1, Cl A1B
   7.620%, 06/10/33                        50              58
GMAC Commercial Mortgage Securities,
   Ser 1991-C1, Cl A1
   5.830%, 05/15/33                        41              42
GMAC Commercial Mortgage Securities,
   Ser 1999-C3, Cla A1A
   6.970%, 08/15/36                        37              38
JP Morgan Commercial Mortgage Finance,
   Ser 1998-C6, Cl B
   6.735%, 01/15/30                        50              55
Keycorp, Ser 2000-C1, Cl A1
   7.617%, 05/17/32                        28              31
Lehman Brothers-UBS Commercial
   Mortgage Trust, Ser 2002-C7, Cl A2
   3.899%, 12/15/26                        25              25
Morgan Stanley Capital CMO,
   Ser 1998-HF2, Cl A1
   6.010%, 11/15/30                        22              23
Morgan Stanley Capital CMO,
   Ser 1998-XL1, Cl A1
   6.220%, 06/03/30                        19              19
Morgan Stanley Capital CMO,
   Ser 1999-FNV1, Cl D
   7.030%, 03/15/31                        67              74
Morgan Stanley Captial CMO,
   Ser 1997-XL1, Cl A1
   6.590%, 10/03/30                         2               2
Morgan Stanley Dean Witter Capital,
   Ser 2000-LIF2, Cl A1
   6.960%, 10/15/33                        56              61
Mortgage Capital Funding CMO,
   Ser 1998-MC1, Cl C
   6.947%, 03/18/30                       100             110
--------------------------------------------------------------------------------

                                        Face           Market
Description                         Amount (000)     Value (000)
--------------------------------------------------------------------------------
COMMERICAL MORTGAGES-- CONTINUED
Nationslink Funding Corporation,
   Ser 1999-1, Cl 2
   6.316%, 01/20/31                    $   19    $         21
                                                 ------------
TOTAL COMMERICAL MORTGAGES (COST $590)                    629
                                                 ------------
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES -- 33.5%
AUTO & TRANSPORTATION -- 6.1%
Chase Manhattan Auto Owner
   Trust ABS, Ser 2003-A, Cl A4
   2.060%, 12/15/09                        55              54
Daimler Chrysler Auto Trust,
   Ser 2001-A, Cl A4
   5.400%, 03/06/06                        20              20
Distribution Financial Services Trust,
   Ser 1999-1, Cl A6
   6.020%, 11/15/16                        50              51
Ford Credit Auto Owner Trust ABS,
   Ser 2003-A, Cl A2A
   1.620%, 08/15/05                         9               9
Harley Davidson Motorcycle Trust
   ABS, Ser 2001-2, Cl A2
   4.720%, 06/15/09                        38              39
Harley-Davidson Motorcycle Trust,
   Ser 2002-1, Cl A2
   4.500%, 01/15/10                        85              87
Harley-Davidson Motorcycle Trust,
   Ser 2003-1, Cl A1
   1.560%, 05/15/07                        21              21
Harley-Davidson Motorcycle Trust,
   Ser 2003-1, Cl A2
   2.630%, 11/15/10                        75              75
MFN Auto Receivables Trust,
   Private Placement 144A,
   Ser 2001-A, Cl A2
   5.070%, 06/15/07                         5               5
Mitsubishi Motors Credit of America,
   Ser 2001-2, Cl A4
   2.010%, 07/15/06                        54              53
Volkswagen Auto Lease Trust ABS,
   Ser 2002-A, Cl A4
   2.750%, 12/20/07                        25              25
                                                 ------------
                                                          439
--------------------------------------------------------------------------------
CREDIT CARD -- 6.7%
Bank One Issuance Trust,
   Ser 2002-A4, Cl A4
   2.940%, 06/16/08                        19              19
Chase USA Master Trust,
   Ser 2000-1, Cl A
   7.490%, 08/17/09                       155             157
Citibank Omni-S Master Trust,
   Ser 2000-2, Cl A
   6.750%, 09/16/09                        17              18
Household Affinity Credit Card Master,
   Ser 2003-2, Cl A
   2.180%, 02/15/08                       100              99
--------------------------------------------------------------------------------

            PBHG FUNDS

 DWIGHT INTERMEDIATE FIXED INCOME FUND

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
As of September 30, 2004 (UNAUDITED)

                                        Face           Market
Description                         Amount (000)     Value (000)
--------------------------------------------------------------------------------
CREDIT CARD-- CONTINUED
MBNA Credit Card Master Note Trust,
   Ser 2001-C3, Cl C3
   6.550%, 12/15/08                    $   40    $         42
Metris Master Trust,
   Ser 2002-4, Cl A
   2.191%, 05/20/11                       150             150
                                                 ------------
                                                          485
--------------------------------------------------------------------------------
EQUIPMENT -- 5.7%
Aircraft Certificate Owner Trust ABS,
   Private Placement 144A,
   Ser 2003-1A, Cl B
   4.725%, 09/20/22                       150             152
Aircraft Certificate Owner Trust ABS,
   Ser 2003-1A, Cl C
   5.551%, 09/20/22                        50              51
Aircraft Certificate Owner Trust ABS,
   Private Placement 144A,
   Ser 2003-1A, Cl D
   6.455%, 09/20/22                        75              76
CNH Equipment Trust ABS,
   Ser 2003-A, Cl A4B
   2.570%, 09/15/09                        32              32
John Deere Owner Trust ABS,
   Ser 2003-A, Cl A4
   2.440%, 06/15/10                        91              90
Textron Financial Corporation
   Receivables, Private Placement 144A,
   Ser 2000-B, Cl A3
   6.990%, 03/15/06                        12              12
                                                 ------------
                                                          413
--------------------------------------------------------------------------------
HOME EQUITY LOANS -- 13.0%
Aames Mortgage Trust, Ser 2000-1, Cl A4F
   7.760%, 01/25/29                         7               7
Centex Home Equity, Ser 2001-A, Cl A6
   6.250%, 04/25/31                        68              70
Centex Home Equity, Ser 2003-C, Cl AF3
   3.690%, 03/25/28                        20              20
Chase Funding Mortgage Loan Association ABS,
   Ser 2003-4, Cl 1A3
   2.734%, 09/25/24                        30              30
CIT Group Home Equity Loan Trust,
   Ser 2002-1, Cl AF5
   6.710%, 05/25/31                        10              10
Citifinancial Mortgage Securities,
   Ser 2003-2, Cl AF2
   2.126%, 05/25/33                        80              79
Contimortgage Home Equity Loan
   Trust ABS, Ser 1998-2, Cl A7
   6.570%, 03/15/23                        21              21
Countrywide Asset Backed Certificates
   ABS, Ser 2003-5, Cl AF2
   3.042%, 04/25/25                        85              85
Countrywide Asset Backed Certificates ABS,
   Ser 2003-S2, Cl A2
   3.438%, 12/25/18                        30              30
--------------------------------------------------------------------------------

                                        Face           Market
Description                         Amount (000)     Value (000)
--------------------------------------------------------------------------------
HOME EQUITY LOANS-- CONTINUED
Countrywide Asset Backed Certificates,
   Ser 2003-5,  Cl MF2
   5.959%, 11/25/33                      $100    $        103
Equivantage Home Equity Loan Trust,
   Ser 1996-3, Cl A3
   7.700%, 09/25/27                        31              31
Federal Home Loan Mortgage
   Corporation Structured Pass
   Through ABS, Ser T-29, Cl A1
   1.890%, 09/15/26                        67              67
Federal National Mortgage Association
   Whole Loan ABS, Ser 2002-W2, Cl AF4
   5.900%, 05/25/31                        18              18
First Union-Chase Commercial
   Mortgage CMO, Ser 1999-C2, Cl A1
   6.363%, 06/15/31                        18              19
Government National Mortgage
   Association CMO, Ser 2003-47, Cl A
   2.848%, 06/16/18                        18              18
Long Beach Mortgage Loan
   Trust ABS, Ser 2004-1, Cl A3
   2.140%, 02/25/34                        19              19
Merrill Lynch Mortgage Investors ABS,
   Ser 2004-SL1, Cl A
   2.100%, 04/25/35                        47              46
Merrill Lynch Mortgage Investors CMO,
   Ser 1996-C1, Cl A3
   7.420%, 04/25/28                        31              31
Residential Asset Mortgage Products,
   Ser 2004-RS4, Cl AI3
   4.003%, 01/25/30                       130             129
Residential Asset Securities ABS,
   Ser 2003-KS10, Cl AI2
   2.710%, 05/25/26                        45              45
Residential Asset Securities,
   Ser 2000-KS1, Cl AI4
   8.040%, 10/25/28                         9               9
Residential Asset Securities,
   Ser 3002-KS3, Cl AI6
   5.960%, 09/25/31                        50              52
                                                 ------------
                                                          939
--------------------------------------------------------------------------------
INFRASTRUCTURE -- 1.9%
California Infrastructure, Ser 1997-1, Cl A6
   6.380%, 09/25/08                        67              69
Comed Transitional Funding
   Trust ABS, Ser 1998-1, Cl A6
   5.630%, 06/25/09                        63              66
                                                 ------------
                                                          135
--------------------------------------------------------------------------------
MANUFACTURED HOUSING -- 0.1%
Access Financial, Manufacturing
   Housing Contract Trust, Ser 1995-1, Cl A3
   7.100%, 05/15/21                         8               9
                                                 ------------
                                                            9
                                                 ------------
TOTAL ASSET-BACKED SECURITIES (COST $2,438)             2,420
                                                 ------------
--------------------------------------------------------------------------------

                                                                      PBHG FUNDS

                                           DWIGHT INTERMEDIATE FIXED INCOME FUND

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                            As of September 30, 2004 (UNAUDITED)

                                        Face         Market
Description                         Amount (000)  Value (000)
--------------------------------------------------------------------------------

CORPORATE BONDS -- 22.8%
American Airlines
   3.857%, 07/09/10                     $  92    $         91
American West Airlines, Ser 2001-1
   7.100%, 04/02/21                        87              94
Arcel Finance, Private Placement 144A
   7.048%, 09/01/11                        50              52
Banco Bradesco, Private Placement 144A
   8.750%, 10/24/13                       100             104
Bear Sterns
   5.700%, 11/15/14                        50              53
Brasil Telecom, Private Placement 144A
   9.375%, 02/18/14                        80              84
Continental Airlines, Ser 2002-1, Cl G2
   6.563%, 02/15/12                       100             107
Delta Air Lines, Ser 2002-1
   6.718%, 01/02/23                       133             137
GE Global Insurance Holdings
   7.500%, 06/15/10                        50              57
General Electric Capital Corporation MTN
   5.450%, 01/15/13                        50              53
General Motors Acceptance Corporation
   6.875%, 08/28/12                        50              52
Hutchison Whamp International,
   Private Placemant 144A
   6.500%, 02/13/13                       100             105
Indymac Home Equity Loan,
   Ser 2001-A, Cl AF6
   6.537%, 11/25/30                        17              17
International Lease Finance Corporation
   4.500%, 05/01/08                        50              52
Kingsway America, Private Placement 144A
   7.500%, 02/01/14                        50              52
Liberty Media Corporation
   7.875%, 07/15/09                        50              56
   5.700%, 05/15/13                        50              50
NBD Bank National Michigan
   8.250%, 11/01/24                        25              31
Northwest Airlines, Ser 1999-1A
   6.810%, 02/01/20                        85              75
Northwest Airlines, Ser 2002-1, Cl G2
   6.264%, 11/20/21                        49              50
Ohio Powers, Private Placement 144A, Ser F
   5.500%, 02/15/13                        50              52
Pemex Project Master Trust
   8.625%, 02/01/22                        50              57
Pepco Holdings
   6.450%, 08/15/12                        50              54
Petrozuata Finance, Private Placement 144A
   7.630%, 04/01/09                        24              25
Sprint Capital Corporation
   8.375%, 03/15/12                        50              61
Zions Bancorp
   6.000%, 09/15/15                        20              21
                                                 ------------
TOTAL CORPORATE BONDS (COST $1,590)                     1,642
                                                 ------------
--------------------------------------------------------------------------------

                                        Face        Market
Description                         Amount (000)  Value (000)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 0.7%
U.S. Treasury Bill
   1.310%, 10/14/04(B)(C)            $      4    $          4
U.S. Treasury Note
   4.750%, 05/15/14                        40              42
                                                 ------------
TOTAL U.S. TREASURY OBLIGATIONS (COST $45)                 46
                                                 ------------
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 37.9%
Morgan Stanley 1.55%, dated 09/30/04, to be
   repurchased on 10/01/04, repurchase
   price $2,736,509 (collateralized by
   U.S. Government Obligatons, par value
   $8,653,321, 6.75%, 08/15/26;
   total market value $2,791,129)(A)    2,736           2,736
                                                 ------------
TOTAL REPURCHASE AGREEMENT (COST $2,736)                2,736
                                                 ------------
TOTAL INVESTMENTS-- 125.5% (COST $8,980)                9,056
                                                 ------------
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (25.5)%
Receivable from Investment Advisor                          3
Payable for Administration Fees                            (1)
Payable for Investment Securities Purchased            (1,896)
Other Assets and Liabilities, Net                          55
                                                 ------------
TOTAL OTHER ASSETS AND LIABILITIES                     (1,839)
                                                 ------------
NET ASSETS-- 100.0%                              $      7,217
                                                 ------------
--------------------------------------------------------------------------------
NET ASSETS:
Paid-in-capital ($0.001 par value)               $      7,006
Accumulated net realized gain on investments              135
Unrealized appreciation on investments                     76
                                                 ------------
NET ASSETS-- 100.0%                              $      7,217
                                                 ------------
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- PBHG CLASS
   ($7,095,134/683,062 SHARES)                         $10.39
                                                 ------------
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE -- CLASS A
   ($54,507/5,247 SHARES)                              $10.39
                                                 ------------
MAXIMUM OFFERING
   PRICE PER SHARE -- CLASS A
   ($10.39/95.25%)                                     $10.91
                                                 ------------
NET ASSET VALUE AND OFFERING
   PRICE PER SHARE -- CLASS C+
   ($67,499/6,498 SHARES)                              $10.39
                                                 ------------

+ Class C shares have a contingent deferred sales charge. For a description of a possible sales charge, please see the Fund's prospectus.
144A -- Security exempt from registration under Rule 144a of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normaly to qualified institutional buyers. At September 30, 2004, these securities amounted to a value of $719,000 representing 10.0% of net assets.
(A) -- Tri-party repurchase agreement
(B) -- Zero Coupon Security, rate reflected is the effective yield at time of purchase.
(C) -- Security has been pledged as collateral for open futures contracts.
ABS -- Asset-Backed Security
Cl -- Class
CMO -- Collateralized Mortgage Obligation
MTN -- Medium-Term Note
Ser -- Series
TBA -- Security traded under delayed delivery commitments settling after September 30, 2004. Income on this security will not be earned until settlement date.
Cost figures are shown with "000's" omitted.

The accompanying notes are an integral part of the financial statements.

            PBHG FUNDS

 PBHG IRA CAPITAL PRESERVATION FUND

PBHG IRA CAPITAL PRESERVATION FUND (UNAUDITED)

                  AVERAGE ANNUAL TOTAL RETURN 1 AS OF SEPTEMBER 30, 2004

                                         One     Annualized   Annualized  Annualized
                             6          Year       3 Year       5 Year     Inception
                          Months 2     Return      Return       Return      to Date
-----------------------------------------------------------------------------------------
  PBHG Class 3            1.11%         2.77%        3.79%       4.91%       4.94%
-----------------------------------------------------------------------------------------
  AdvisorClass 4          1.00%         2.58%        3.66%       4.74%       4.76%
-----------------------------------------------------------------------------------------
  Class A with load 5     1.00)%        0.47%        2.77%       4.25%       4.29%
-----------------------------------------------------------------------------------------
  Class A without load 5  0.98%         2.48%        3.45%       4.66%       4.70%
-----------------------------------------------------------------------------------------
  Class C with load 5     0.27)%        0.97%        2.77%       3.94%       3.97%
-----------------------------------------------------------------------------------------
  Class C without load 5  0.73%         1.97%        2.77%       3.94%       3.97%
-----------------------------------------------------------------------------------------

           INVESTMENT FOCUS 7

                MATURITY


    SHORT   INTERMEDIATE   LONG                    Q
|-----------|-----------|----------|               U
|           |           |          |               A
|           |           |          |               L
|     X     |           |          |  High         I
|           |           |          |               T
|           |           |          |               Y
|-----------|-----------|----------|
|           |           |          |
|           |           |          |
|           |           |          |  Medium
|           |           |          |
|           |           |          |
|-----------|-----------|----------|
|           |           |          |
|           |           |          |
|           |           |          |  Low
|           |           |          |
|           |           |          |
|-----------|-----------|----------|


Source: Liberty Ridge Capital, Inc.

     THE PERFORMANCE DATA SHOWN REPRESENTS PAST PERFORMANCE, WHICH IS NOT A GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL
 FLUCTUATE SO THAT INVESTORS' SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN
  THEIR ORIGINAL COST. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END,
           WHICH MAY BE LOWER OR HIGHER THAN THAT SHOWN, IS AVAILABLE
           BY CALLING 1.800.433.0051 OR ONLINE AT WWW.PBHGFUNDS.COM.

                            COMPARISON OF CHANGE IN
                    THE VALUE OF A $10,000 INVESTMENT IN THE
                      PBHG IRA CAPITAL PRESERVATION FUND -
                     PBHG CLASS VERSUS THE RYAN 5-YEAR GIC
                       MASTER INDEX AND THE LIPPER MONEY
                                     MARKET
                                 FUNDS AVERAGE

[LINE CHART OMITTED, PLOT POINTS FOLLOWS]

                    PBHG IRA CAPITAL     RYAN 5-YEAR         LIPPER MONEY MARKET
            PRESERVATION FUND-PBHG CLASS GIC MASTER INDEX 6     FUNDS AVERAGE 6
8/31/99                   10000             10000                 10000
9/30/99                   10055             10053                 10037
10/31/99                  10112             10106                 10076
11/30/99                  10166             10159                 10115
12/31/99                  10224             10212                 10158
1/31/2000                 10279             10264                 10201
2/29/2000                 10331             10317                 10241
3/31/2000                 10386             10370                 10285
4/30/2000                 10441             10422                 10330
5/31/2000                 10499             10475                 10377
6/30/2000                 10555             10528                 10425
7/31/2000                 10613             10581                 10476
8/31/2000                 10674             10634                 10527
9/30/2000                 10738             10688                 10577
10/31/2000                10799             10741                 10629
11/30/2000                10857             10795                 10679
12/31/2000                10917             10848                 10731
1/31/2001                 10978             10902                 10781
2/28/2001                 11032             10956                 10823
3/31/2001                 11098             11010                 10867
4/30/2001                 11154             11064                 10905
5/31/2001                 11209             11118                 10940
6/30/2001                 11263             11171                 10970
7/31/2001                 11319             11225                 11000
8/31/2001                 11377             11279                 11027
9/30/2001                 11430             11332                 11052
10/31/2001                11484             11385                 11072
11/30/2001                11532             11438                 11087
12/31/2001                11577             11490                 11100
1/31/2002                 11621             11543                 11111
2/28/2002                 11665             11595                 11121
3/31/2002                 11711             11647                 11131
4/30/2002                 11753             11699                 11141
5/31/2002                 11800             11751                 11151
6/30/2002                 11844             11802                 11162
7/31/2002                 11887             11854                 11172
8/31/2002                 11930             11905                 11180
9/30/2002                 11974             11955                 11189
10/31/2002                12021             12006                 11198
11/30/2002                12064             12056                 11206
12/31/2002                12107             12106                 11213
1/31/2003                 12149             12155                 11219
2/28/2003                 12185             12204                 11223
3/31/2003                 12224             12253                 11229
4/30/2003                 12260             12313                 11233
5/31/2003                 12297             12372                 11238
6/30/2003                 12331             12431                 11242
7/31/2003                 12365             12490                 11246
8/31/2003                 12399             12549                 11249
9/30/2003                 12433             12607                 11252
10/31/2003                12467             12667                 11256
11/30/2003                12501             12726                 11259
12/31/2003                12536             12785                 11262
1/31/2004                 12571             12844                 11266
2/29/2004                 12603             12903                 11269
3/31/2004                 12637             12961                 11273
4/30/2004                 12668             13019                 11276
5/31/2004                 12700             13078                 11279
6/30/2004                 12729             13137                 11283
7/31/2004                 12753             13194                 11287
8/31/2004                 12767             13251                 11293
9/30/2004                $12778            $13308                $11300

1 Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. For performance information regarding other share classes please consult your financial adviser. At a meeting held on October 1, 2004, shareholders of the PBHG IRA Capital Preservation Fund approved the change of the Fund's investment objective into a fund which seeks to provide high income managing its portfolio in a manner consistent with maintaining a relatively high degree of stability of shareholders' capital. The Fund's main investment strategies were modified accordingly. Effective as of October 19, 2004, the Fund's name has been changed to the Dwight Short Term Fixed Income Fund and the Fund began investing in accordance with its new investment objective. The Fund's past performance, therefore, will not be indicative of how the Fund will perform under its new investment objective. The returns shown reflect fee waivers and/or expense reimbursements in effect for the period; absent fee waivers and expense reimbursements, performance may have been lower. Had the expense waiver not been in effect, the 30 day yield for the PBHG Class and Advisor Class would have been 3.82% and 3.14%, respectively. Investors considering the Dwight Short Term Fixed Income Fund should have a long-term investment horizon. Diversification does not assure a profit or protect against a loss in declining markets. This information should be preceded or accompanied by a prospectus. The prospectus contains important information, including information about the fund's investment objective, risks, charges and expenses and should be read carefully and considered before investing.
2 The six month return has not been annualized.
3 The PBHG IRA Capital Preservation Fund-PBHG Class commenced operations on
  August 31, 1999.
4 The performance shown for the Advisor Class prior to its inception on July 31, 2002, is based on the historical performance of the PBHG Class shares adjusted to reflect the 0.25% service (12b-1) fee applicable to the Advisor Class shares as noted below. The Fund's Advisor Class shares and PBHG Class shares would have similar returns because both classes are invested in the same portfolio of securities. Therefore, the performance of the two share classes will differ only to the extent they have different expenses. The average annual total return of the Advisor Class from its inception date to September 30, 2004 was 3.14%. Advisor Class shares are only available to certain eligible investors. Please see the appropriate prospectus and statement of additional information for a more complete explanation.
5 The PBHG IRA Capital Preservation Fund-Class A and C shares commenced operations on July 31, 2003. The returns shown for Class A and C shares prior to their inception date are based on the historical performance of the Fund's PBHG Class shares adjusted to reflect applicable sales charges and the higher service and distribution fees (12b-1) applicable to the Class A and C shares as noted below. Performance without load assumes that no front-end or contingent deferred sales charge applied or the investment was not redeemed. Performance with load assumes that a front-end or contingent deferred sales charge applied to the extent applicable. The Fund offers Class A, Class C, PBHG Class and Advisor Class shares. Class A shares have a current maximum up-front sales charge of 2.00% and are subject to an annual service fee of 0.25%. Class C shares are subject to an aggregate annual distribution and service fee of 1.00% and will be subject to a contingent deferred sales charge of 1.00% if redeemed within the first 12 months. The average annual total returns of the Class A and Class C, with loads, from their inception date to September 30, 2004 were 0.83% and 1.40%, respectively. The average annual total returns of the Class A and Class C, without loads, from their inception date to September 30, 2004 were 2.56% and 2.05%, respectively.
6 For more information on the Ryan 5-Year GIC Master Index and the Lipper Money
  Market Funds Average please see the PBHG Funds Disclosure Notes on page 111.
7 For more information on the Investment Focus please see the PBHG Funds
  Disclosure notes on page 112.

SECTOR WEIGHTINGS AT SEPTEMBER 30, 2004

[PIE CHART OMITTED, PLOT POINTS FOLLOWS]

CASH              100%

% of Total Portfolio Investments

                                                                      PBHG FUNDS

                                              PBHG IRA CAPITAL PRESERVATION FUND

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                            As of September 30, 2004 (UNAUDITED)

                                       Face         Market
Description                        Amount (000)   Value (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 102.3%
UBSWarburg LLC 1.74%, dated 09/30/04, to be
   repurchased on 10/01/04, repurchase
   price $938,705,082 (collateralized by
   U.S. Government Obligations, ranging in
   par value $525,000-$347,405,000,
   0.00%-13.25%, 10/01/04-05/15/30;
   total market
   value $957,485,683)(A)                $938,705 $   938,705
                                                  -----------
TOTAL REPURCHASE AGREEMENT (COST $938,705)            938,705
                                                  -----------
TOTAL INVESTMENTS-- 102.3% (COST $938,705)            938,705
                                                  -----------
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (2.3)%
Payable for Administration Fees                          (140)
Payable for Distribution Fees                              (2)
Payable for Capital Shares Redeemed                   (19,941)
Other Assets and Liabilities, Net                        (582)
                                                  -----------
TOTAL OTHER ASSETS AND LIABILITIES                    (20,665)
                                                  -----------
NET ASSETS-- 100.0%                               $   918,040
                                                  -----------
--------------------------------------------------------------------------------
NET ASSETS:
Paid-in-capital ($0.001 par value)                $   913,833
Undistributed net investment income                     1,751
Accumulated net realized gain on investments            2,456
                                                  -----------
NET ASSETS-- 100.0%                               $   918,040
                                                  -----------
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- PBHG CLASS
   ($911,967,825/91,211,066 SHARES)                    $10.00
                                                  -----------
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- ADVISOR CLASS
   ($5,969,503/596,845 SHARES)                         $10.00
                                                  -----------
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE -- CLASS A
   ($51,587/5,159 SHARES)                              $10.00
                                                  -----------
MAXIMUM OFFERING
   PRICE PER SHARE -- CLASS A
   ($10.00/98.00%)                                     $10.20
                                                  -----------
NET ASSET VALUE AND OFFERING
   PRICE PER SHARE -- CLASS C+
   ($51,290/5,130 SHARES)                              $10.00
                                                  -----------

+ Class C shares have a contingent deferred sales charge.
  For a description of a possible sales charge, please see the Fund's prospectus.
(A) -- Tri-party repurchase agreement
LLC -- Limited Liability Company
Cost figures are shown with "000's" omitted.

The accompanying notes are an integral part of the financial statements.

            PBHG FUNDS

 PBHG CASH RESERVES FUND

PBHG CASH RESERVES FUND (UNAUDITED)

                AVERAGE ANNUAL TOTAL RETURN 1 AS OF SEPTEMBER 30, 2004
--------------------------------------------------------------------------------------
                                          One     Annualized  Annualized  Annualized
                               6         Year       3 Year      5 Year     Inception
                           Months 2     Return      Return      Return      to Date
--------------------------------------------------------------------------------------
  PBHG Class 3               0.20%       0.36%       0.74%        2.49%       3.65%
--------------------------------------------------------------------------------------


     THE PERFORMANCE DATA SHOWN REPRESENTS PAST PERFORMANCE, WHICH IS NOT A GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL
 FLUCTUATE SO THAT INVESTORS' SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN
  THEIR ORIGINAL COST. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END,
           WHICH MAY BE LOWER OR HIGHER THAN THAT SHOWN, IS AVAILABLE
           BY CALLING 1.800.433.0051 OR ONLINE AT WWW.PBHGFUNDS.COM.

                          COMPARISON OF TOTAL RETURN,
           AS OF SEPTEMBER 30, 2004 FOR THE PBHG CASH RESERVES FUND,
                  VERSUS THE LIPPER MONEY MARKET FUNDS AVERAGE

[BAR CHART OMITTED, PLOT POINTS FOLLOWS]

PBHG CASH RESERVES FUND SIX MONTHS                    0.20%
LIPPER MONEY MARKET FUNDS AVERAGE 4 SIX MONTHS        0.25%

1 Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns shown reflect past fee waivers and/or expense reimbursements in effect for the period; absent fee waivers and expense reimbursements, performance would have been lower. The yield for the Fund more closely reflects the current earnings of the Fund than its total return. An investment in the PBHG Cash Reserves Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND. This information must be preceded or accompanied by a prospectus. The prospectus contains important information, including information about the fund's investment objective, risks, charges and expenses and should be read carefully and considered before investing.
2 The six month return has not been annualized.
3 The PBHG Cash Reserves Fund commenced operations on April 4, 1995.
4 For more information on the Lipper Money Market Funds Average please see the PBHG Funds Disclosure Notes on page 111.

ASSET WEIGHTINGS AT SEPTEMBER 30, 2004

[PIE CHART OMITTED, PLOT POINTS FOLLOWS]

Cash                          14%
Certificates of Deposit        5%
Commercial Paper              59%
Government Bond               22%

% of Total Portfolio Investments

                                                                      PBHG FUNDS

                                                         PBHG CASH RESERVES FUND

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                            As of September 30, 2004 (UNAUDITED)

                                        Face           Market
Description                         Amount (000)     Value (000)
--------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT -- 13.0%
Credit Suisse First Boston(B)
   1.830%, 12/16/04                    $1,200    $      1,200
Svenska Handelsbanken NY
   1.230%, 10/12/04                     1,600           1,600
Wells Fargo
   1.770%, 10/21/04                     1,300           1,300
Westdeutsche Landesbank
   1.320%, 01/27/05                     1,000           1,000
Wilmington Trust(B)
   1.780%, 10/28/04                     1,300           1,300
                                                 ------------
TOTAL CERTIFICATES OF DEPOSIT (COST $2,600)             6,400
                                                 ------------
--------------------------------------------------------------------------------
COMMERICAL PAPER -- 51.2%
Abbey National(B)
   1.826%, 11/23/04                     1,000             997
Bank of America(B)
   1.879%, 12/20/04                     1,200           1,195
Cafco LLC(B)
   1.783%, 11/03/04                     1,000             998
CBA Finance(B)
   1.738%, 12/03/04                     1,000             997
Chase Manhattan(B)
   1.700%, 05/11/05                       450             450
Coca-Cola Enterprises(B)
   1.773%, 10/28/04                     1,000             999
CRC Funding LLC(B)
   1.594%, 10/12/04                       750             750
Danske(B)
   1.525%, 10/06/04                     1,300           1,300
Delaware Funding(B)
   1.682%, 10/08/04                     1,000           1,000
Diageo Capital Plc(B)
   1.763%, 10/22/04                     1,000             999
Edison Asset Securitization(B)
   1.808%, 12/09/04                     1,000             996
Falcon Asset Securitization(B)
   1.783%, 10/27/04                     1,000             999
Fleet Funding(B)
   1.712%, 10/15/04                     1,000             999
Galaxy Funding(B)
   1.667%, 11/18/04                     1,000             998
General Electric Capital(B)
   1.667%, 11/17/04                     1,500           1,497
Greyhawk Funding(B)
   1.848%, 12/13/04                     1,200           1,195
International Lease Finance(B)
   1.716%, 11/16/04                     1,300           1,297
Jupiter Securitization(B)
   1.771%, 10/05/04                     1,000           1,000
Mont Blanc Capital(B)
   1.657%, 11/15/04                     1,000             998
Morgan Stanley(B)
   1.783%, 10/26/04                     1,000             999
New York Life Capital(B)
   1.762%, 10/18/04                     1,300           1,299
Park Avenue Receivable(B)
   1.783%, 10/22/04                     1,000             999
--------------------------------------------------------------------------------

                                      Face             Market
Description                       Amount (000)       Value (000)
--------------------------------------------------------------------------------
COMMERICAL PAPER-- CONTINUED
Preferred Receivables Funding(B)
   1.782%, 10/12/04                    $1,000    $        999
Yale University(B)
   1.705%, 11/02/04                     1,300           1,298
                                                 ------------
TOTAL COMMERCIAL PAPER (COST $29,058)                  25,258
                                                 ------------
--------------------------------------------------------------------------------
U.S. GOVERNMENT BONDS -- 21.6%
Federal Home Loan Bank
   1.660%, 05/16/05                       270             270
   1.625%, 04/15/05                     1,500           1,503
   1.500%, 03/01/05                       700             700
   1.420%, 11/10/04 (B)                   750             749
Federal Home Loan Mortgage Corporation
   1.610%, 11/09/04                     1,200           1,198
   1.200%, 12/29/04 (B)                 1,000             997
Federal National Mortgage Association
   1.700%, 12/15/04                       800             797
   1.610%, 11/10/04 (B)                 2,300           2,296
   1.610%, 05/13/05                       135             135
   1.470%, 11/12/04 (B)                   500             499
   1.375%, 02/14/05                       800             800
   1.260%, 11/03/04 (B)                   700             699
                                                 ------------
TOTAL U.S. GOVERNMENT BONDS (COST $10,643)             10,643
                                                 ------------
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 14.2%
Goldman Sachs 1.89%, dated 09/30/04, to be
   repurchased on 10/01/04, repurchase
   price $7,000,368 (collateralized by
   U.S. Government Obligations, par value
   $7,760,222, 5.00%, 03/01/34;
   total market value $7,140,000)(A)    7,000           7,000
                                                 ------------
TOTAL REPURCHASE AGREEMENT (COST $7,000)                7,000
                                                 ------------
TOTAL INVESTMENTS-- 100.0% (COST $49,301)              49,301
                                                 ------------
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (0.0)%
Payable for Administration Fees                            (6)
Payable for Investment Advisory Fees                      (12)
Other Assets and Liabilities, Net                          14
                                                 ------------
TOTAL OTHER ASSETS AND LIABILITIES                         (4)
                                                 ------------
NET ASSETS-- 100.0%                              $     49,297
                                                 ------------
--------------------------------------------------------------------------------
NET ASSETS:
Paid-in-capital ($0.001 par value)               $     49,306
Accumulated net realized loss on investments               (9)
                                                 ------------
NET ASSETS-- 100.0%                              $     49,297
                                                 ------------
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- PBHG CLASS
   ($49,296,533/49,301,590 SHARES)                    $  1.00
                                                 ------------

(A) -- Tri-party repurchase agreement
(B) -- Discount Note, rate reflected is the effective yield at the time of purchase.
LLC -- Limited Liability Company
Plc -- Public Limited Company
Cost figures are shown with "000's" omitted.

The accompanying notes are an integral part of the financial statements.

            PBHG FUNDS

STATEMENTS OF OPERATIONS (000) (UNAUDITED)
-----------------------------------------

For the six months ended September 30, 2004

                                       ------------              ----------------          ------------             ------------

                                            PBHG                                               PBHG                    PBHG
                                          EMERGING                    PBHG                     LARGE                 LARGE CAP
                                           GROWTH                    GROWTH                   CAP 20                  GROWTH
                                            FUND                      FUND                     FUND                    FUND
                                       ------------              ----------------          ------------             ------------
                                           4/1/04                    4/1/04                   4/1/04                  4/1/04
                                             to                        to                       to                      to
                                           9/30/04                   9/30/04                  9/30/04                 9/30/04
                                       ------------              ----------------          ------------             ------------
INVESTMENT INCOME:
     Dividends                            $     66                 $    995                  $   241                  $   531
     Interest                                   16                       91                       62                       27
     Less: Foreign Taxes Withheld               --                       (3)                      (6)                      (9)
                                          --------                 --------                  -------                  -------
       Total Investment Income                  82                    1,083                      297                      549
                                          --------                 --------                  -------                  -------
EXPENSES:
     Investment Advisory Fees                  984                    3,795                      871                      657
     Administrative Fees                       174                      670                      154                      132
     Service Fees
         Advisor Class                          --                       20                       --                        1
         Class A                                --                       --                       --                       --
         Class C                                --                       --                       --                       --
     Transfer Agent Fees                       413                    1,478                      346                      269
     Printing Fees                              53                      207                       45                       39
     Registration and Filing Fees               51                       59                       33                       34
     Professional Fees                          24                       89                       24                       18
     Website Fees                               10                       38                        8                        7
     Custodian Fees                              9                        7                        5                        5
     Directors' Fees                             6                       15                        5                        4
     Miscellaneous Fees                          4                        3                        2                       --
                                          --------                 --------                  -------                  -------
       TOTAL EXPENSES                        1,728                    6,381                    1,493                    1,166
                                          --------                 --------                  -------                  -------
     Waiver of Investment Advisory Fees         --                       --                       --                       --
     Expense Reduction 1                        (2)                      (5)                      (1)                      (1)
                                          --------                 --------                  -------                  -------
       Net Expenses                          1,726                    6,376                    1,492                    1,165
                                          --------                 --------                  -------                  -------
     NET INVESTMENT INCOME (LOSS)           (1,644)                  (5,293)                  (1,195)                    (616)
                                          --------                 --------                  -------                  -------
     Net Realized Gain (Loss) from
       Security Transactions                 4,279                   25,069                    1,215                    3,888
     Net Realized Gain on Futures               --                       --                       --                       --
     Net Change in Unrealized
       Depreciation on Investments         (34,741)                (107,129)                  (8,979)                  (9,988)
     Net Change in Unrealized
       Depreciation on Futures                  --                       --                       --                       --
                                          --------                 --------                  -------                  -------
     NET REALIZED AND UNREALIZED LOSS
       ON INVESTMENTS                      (30,462)                 (82,060)                  (7,764)                  (6,100)
                                          --------                 --------                  -------                  -------
     DECREASE IN NET ASSETS RESULTING
       FROM OPERATIONS                    $(32,106)                $(87,353)                 $(8,959)                 $(6,716)
                                          ========                 ========                  =======                  =======



1. All expense reductions are for transfer agent expenses. See Note 2 on page
96.
Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

                                                                      PBHG FUNDS


                                        ------------       ---------------       --------------      ------------        ----------
                                                                PBHG
                                           PBHG               STRATEGIC             ANALYTIC
                                          SELECT                SMALL             DISCIPLINED            PBHG               PBHG
                                          GROWTH               COMPANY              EQUITY              FOCUSED           LARGE CAP
                                           FUND                 FUND                 FUND                FUND               FUND
                                        ------------       ---------------       --------------      ------------        ----------
                                          4/1/04               4/1/04               4/1/04              4/1/04             4/1/04
                                            to                   to                   to                  to                 to
                                          9/30/04              9/30/04              9/30/04             9/30/04            9/30/04
                                        ------------       ---------------       --------------      ------------        ----------
INVESTMENT INCOME:
     Dividends                          $    167              $    61              $   586            $    93             $ 1,431
     Interest                                 41                   12                   11                  4                  14
     Less: Foreign Taxes Withheld             --                   --                   --                 --                  (2)
                                        --------              -------              -------            -------             -------
       Total Investment Income               208                   73                  597                 97               1,443
                                        --------              -------              -------            -------             -------
EXPENSES:
     Investment Advisory Fees                904                  314                  225                 91                 603
     Administrative Fees                     160                   47                   48                 16                 139
     Service Fees
         Advisor Class                        --                    2                   --                 --                   1
         Class A                              --                   --                   --                 --                  --
         Class C                              --                   --                   --                 --                  --
     Transfer Agent Fees                     437                   93                   86                 42                 278
     Printing Fees                            51                   13                   14                  5                  46
     Registration and Filing Fees             29                   34                   25                 24                  38
     Professional Fees                        21                    6                    6                  1                  17
     Website Fees                              9                    2                    2                  1                   8
     Custodian Fees                            6                    8                    6                  3                   6
     Directors' Fees                           3                    1                    1                  1                   3
     Miscellaneous Fees                        2                    1                    2                 --                   1
                                        --------              -------              -------            -------             -------
       TOTAL EXPENSES                      1,622                  521                  415                184               1,140
                                        --------              -------              -------            -------             -------
     Waiver of Investment Advisory Fees       --                  (48)                  --                (23)                 --
     Expense Reduction 1                      (1)                  --                   --                 --                  --
                                        --------              -------              -------            -------             -------
       Net Expenses                        1,621                  473                  415                161               1,140
                                        --------              -------              -------            -------             -------
     NET INVESTMENT INCOME (LOSS)         (1,413)                (400)                 182                (64)                303
                                        --------              -------              -------            -------             -------
     Net Realized Gain (Loss) from
       Security Transactions              (3,335)               5,038                1,623                680               3,916
     Net Realized Gain on Futures             --                   --                   41                 --                  --
     Net Change in Unrealized
       Depreciation on Investments        (7,354)              (9,797)              (2,714)            (1,132)             (7,159)
     Net Change in Unrealized
       Depreciation on Futures                --                   --                  (75)                --                  --
                                        --------              -------              -------            -------             -------
     NET REALIZED AND UNREALIZED LOSS
       ON INVESTMENTS                    (10,689)              (4,759)              (1,125)              (452)             (3,243)
                                        --------              -------              -------            -------             -------
     DECREASE IN NET ASSETS RESULTING
       FROM OPERATIONS                  $(12,102)             $(5,159)             $  (943)           $  (516)            $(2,940)
                                        ========              =======              =======            =======             =======

            PBHG FUNDS

STATEMENTS OF OPERATIONS (000) (UNAUDITED) -- CONCLUDED
-------------------------------------------------------

For the six months ended September 30, 2004

                                         --------                  ---------                --------                ---------
                                                                                                                      TS&W
                                           PBHG                      PBHG                    CLIPPER                SMALL CAP
                                          MID-CAP                  SMALL CAP                  FOCUS                   VALUE
                                           FUND                      FUND                     FUND                    FUND
                                         --------                  ---------                --------                ---------
                                          4/1/04                    4/1/04                   4/1/04                  4/1/04
                                            to                        to                       to                      to
                                          9/30/04                   9/30/04                  9/30/04                 9/30/04
                                         --------                  ---------                --------                ---------

INVESTMENT INCOME:
     Dividends                           $  1,901                  $    162                 $ 11,228                  $  157
     Interest                                 111                        21                      260                      12
     Crediting Rate Interest                   --                        --                       --                      --
     Less: Foreign Taxes Withheld              (1)                       --                       --                      (1)
                                         --------                  --------                 --------                  ------
       Total Investment Income              2,011                       183                   11,488                     168
                                         --------                  --------                 --------                  ------
EXPENSES:
     Investment Advisory Fees               1,858                       444                    5,855                     191
     Administrative Fees                      328                        67                      878                      29
     Service Fees
         Advisor Class                          8                        --                        1                      --
         Class A                               --                        --                        6                      --
         Class C                               --                        --                        6                      --
     Distribution Fees-- Class C               --                        --                       18                       1
     Transfer Agent Fees                      555                       141                    1,322                      42
     Printing Fees                             93                        19                      240                       6
     Professional Fees                         44                         9                      124                       4
     Registration and Filing Fees              42                        30                       57                      29
     Website Fees                              18                         4                       47                       1
     Directors' Fees                           10                         2                       20                       1
     Custodian Fees                             9                         6                       18                       5
     Wrapper Fees 1                            --                        --                       --                      --
     Offering Fees 2                           --                        --                       --                       2
     Miscellaneous Fees                         2                         1                       12                       1
                                         --------                  --------                 --------                  ------
       TOTAL EXPENSES                       2,967                       723                    8,604                     312
                                         --------                  --------                 --------                  ------
     Waiver of Investment Advisory Fees        --                       (57)                      --                     (24)
     Reimbursement of Other Expenses
       by Adviser                              --                        --                       --                      --
     Expense Reduction 3                       (1)                       --                       (1)                     --
                                         --------                  --------                 --------                  ------
     NET EXPENSES                            2,966                      666                    8,603                      288
                                         --------                  --------                 --------                  ------
     NET INVESTMENT INCOME (LOSS)            (955)                    (483)                   2,885                     (120)
                                         --------                  --------                 --------                  ------
     Net Realized Gain from
       Security Transactions               30,294                     7,239                   12,920                     528
     Net Realized Loss on Futures              --                        --                       --                      --
     Net Increase from Payments by
        Affiliate 2                            --                        --                       --                      --
     Net Change in Unrealized
       Appreciation (Deprication)
       on Investments                     (38,355)                  (12,325)                 (13,793)                  2,332
                                         --------                  --------                 --------                  ------
     NET REALIZED AND UNREALIZED GAIN
       (LOSS) ON INVESTMENTS               (8,061)                   (5,086)                    (873)                  2,860
                                         --------                  --------                 --------                  ------
     INCREASE (DECREASE) IN NET ASSETS
       RESULTING FROM OPERATIONS         $ (9,016)                 $ (5,569)                $  2,012                  $2,740
                                         ========                  ========                 ========                  ======


1. See Note 2 on page 93.
2. See Note 2 on page 94.
3. All expense reductions are for transfer agent expenses. See Note 2 on page
   96.
Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

                                                                      PBHG FUNDS

                                           -------         ---------------      -------------         -------------       --------
                                                                PBHG               DWIGHT                 PBHG              PBHG
                                           HEITMAN          TECHNOLOGY &        INTERMEDIATE           IRA CAPITAL          CASH
                                            REIT           COMMUNICATIONS       FIXED INCOME          PRESERVATION        RESERVES
                                            FUND                FUND                FUND                  FUND              FUND
                                           -------         ---------------      -------------         -------------       --------
                                           4/1/04              4/1/04              4/1/04                4/1/04            4/1/04
                                             to                  to                  to                    to                to
                                           9/30/04             9/30/04             9/30/04               9/30/04           9/30/04
                                           -------         ---------------      -------------         -------------       --------

INVESTMENT INCOME:
     Dividends                             $ 2,541            $    300             $   --               $     --             $ --
     Interest                                   25                  61                145                 20,649              323
     Crediting Rate Interest                    --                  --                 --                (13,538)              --
     Less: Foreign Taxes Withheld               (5)                 (5)                --                     --               --
                                           -------            --------             ------               --------             ----
       Total Investment Income               2,561                 356                145                  7,111              323
                                           -------            --------             ------               --------             ----
EXPENSES:
     Investment Advisory Fees                  551               1,258                 13                  4,310               76
     Administrative Fees                        97                 222                  5                  1,077               38
     Service Fees
         Advisor Class                          18                  17                 --                     11               --
         Class A                                --                  --                 --                     --               --
         Class C                                --                  --                 --                     --               --
     Distribution Fees-- Class C                 1                  --                 --                     --               --
     Transfer Agent Fees                       128                 764                 13                  1,857               73
     Printing Fees                              26                  67                  1                    304               11
     Professional Fees                          12                  28                 --                    165                6
     Registration and Filing Fees               31                  37                 29                     48                9
     Website Fees                                5                  12                 --                     59                2
     Directors' Fees                             2                   5                 --                     22                1
     Custodian Fees                              6                   9                  4                     24                4
     Wrapper Fees 1                             --                  --                 --                  1,087               --
     Offering Fees 2                            --                  --                  4                     --               --
     Miscellaneous Fees                          2                   1                  6                     29                2
                                           -------            --------             ------               --------             ----
       TOTAL EXPENSES                          879               2,420                 75                  8,993              222
                                           -------            --------             ------               --------             ----
     Waiver of Investment Advisory Fees         --                  --                (13)                (2,694)              --
     Reimbursement of Other Expenses
       by Adviser                               --                  --                (34)                    --               --
     Expense Reduction 3                        --                  --                 --                     --               --
                                           -------            --------             ------               --------             ----
     NET EXPENSES                              879               2,420                 28                  6,299              222
                                           -------            --------             ------               --------             ----
     NET INVESTMENT INCOME (LOSS)            1,682              (2,064)               117                    812              101
                                           -------            --------             ------               --------             ----
     Net Realized Gain from
       Security Transactions                 4,285               1,966                 40                  4,501               --
     Net Realized Loss on Futures               --                  --                 (9)                    --               --
     Net Increase from Payments by
        Affiliate 2                             --                  --                 --                  7,420               --
     Net Change in Unrealized
       Appreciation (Deprication)
       on Investments                       (4,559)            (25,269)                30                  3,178               --
                                           -------            --------             ------               --------             ----
     NET REALIZED AND UNREALIZED GAIN
       (LOSS) ON INVESTMENTS                  (274)            (23,303)                61                 15,099               --
                                           -------            --------             ------               --------             ----
     INCREASE (DECREASE) IN NET ASSETS
       RESULTING FROM OPERATIONS           $ 1,408            $(25,367)            $  178               $ 15,911             $101
                                           =======            ========             ======               ========             ====

PBHG FUNDS



STATEMENTS OF CHANGES IN NET ASSETS (000)
-----------------------------------------

                                                            ------------------------     ------------------------
                                                                      PBHG                          PBHG
                                                              EMERGING GROWTH FUND              GROWTH FUND
                                                            ------------------------     -------------------------
                                                             4/1/04 to      4/1/03        4/1/04 to      4/1/03
                                                              9/30/04         to           9/30/04         to
                                                            (Unaudited)     3/31/04      (Unaudited)     3/31/04
                                                            -----------    ---------     -----------    ----------


INVESTMENT ACTIVITIES:
   Net Investment Loss                                       $ (1,644)     $  (4,839)    $   (5,293)    $  (15,161)
   Net Realized Gain (Loss) from Security Transactions          4,279         95,375         25,069        223,102
   Net Change in Unrealized Appreciation (Depreciation)
     on Investments                                           (34,741)        56,591       (107,129)       149,548
                                                             --------      ---------     ----------     ----------
   Net Increase (Decrease) in Net Assets Resulting
     from Operations                                          (32,106)       147,127        (87,353)       357,489
                                                             --------      ---------     ----------     ----------
CAPITAL SHARE TRANSACTIONS: 1
   PBHG Class
   Shares Issued                                               15,963        266,453         25,111        137,104
   Shares Issued upon Reorganization of the Limited
     and New Opportunities Funds 2                                 --         75,491             --             --
   Shares Issued upon the Reorganization of the Core
     Growth Fund 2                                                 --             --             --         38,293
   Redemption Fees 3                                               --             --             --             --
   Shares Redeemed                                            (59,602)      (412,348)      (137,530)      (654,331)
                                                             --------      ---------     ----------     ----------
   Total PBHG Class Transactions                              (43,639)       (70,404)      (112,419)      (478,934)
                                                             --------      ---------     ----------     ----------
   Advisor Class
   Shares Issued                                                   --             --            526          3,163
   Shares Redeemed                                                 --             --        (29,328)        (6,763)
                                                             --------      ---------     ----------     ----------
   Total Advisor Class Transactions                                --             --        (28,802)        (3,600)
                                                             --------      ---------     ----------     ----------
   Class A 4
   Shares Issued                                                   --             50             --             50
   Shares Redeemed                                                 --             --             --             --
                                                             --------      ---------     ----------     ----------
   Total Class A Transactions                                      --             50             --             50
                                                             --------      ---------     ----------     ----------
   Class C 4
   Shares Issued                                                   --             50             --             50
                                                             --------      ---------     ----------     ----------
   Total Class C Transactions                                      --             50             --             50
                                                             --------      ---------     ----------     ----------
   Decrease in Net Assets Derived from Capital
     Share Transactions                                       (43,639)       (70,304)      (141,221)      (482,434)
                                                             --------      ---------     ----------     ----------
   Total Increase (Decrease) in Net Assets                    (75,745)        76,823       (228,574)      (124,945)
                                                             --------      ---------     ----------     ----------
NET ASSETS:
   Beginning of Period                                        278,283        201,460      1,027,561      1,152,506
                                                             --------      ---------     ----------     ----------
   End of Period                                             $202,538      $ 278,283     $  798,987     $1,027,561
                                                             ========      =========     ==========     ==========
   Accumulated Net Investment Loss                           $ (1,644)     $      --     $   (5,293)    $       --
                                                             ========      =========     ==========     ==========

1. See Note 5 on page 100.
2. See Note 10 on page 108.
3. See Note 2 on page 96.
4. Class A and C shares commenced operations on September 30, 2003 for the PBHG Emerging Growth, PBHG Growth, PBHG Large Cap 20, and PBHG Select Growth Funds. Class A and C shares commenced operations on July 31, 2003 for the PBHG Large Cap Growth and PBHG Strategic Small Company Funds.
Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

                                                                      PBHG FUNDS

                                                             -----------------------      ------------------------
                                                                      PBHG                          PBHG
                                                                LARGE CAP 20 FUND           LARGE CAP GROWTH FUND
                                                             -----------------------      ------------------------
                                                             4/1/04 to      4/1/03         4/1/04 to       4/1/03
                                                              9/30/04         to            9/30/04          to
                                                            (Unaudited)     3/31/04       (Unaudited)      3/31/04
                                                            -----------     --------      -----------     --------


INVESTMENT ACTIVITIES:
   Net Investment Loss                                       $ (1,195)      $ (2,833)      $   (616)      $ (1,612)
   Net Realized Gain (Loss) from Security Transactions          1,215         31,915          3,888         14,813
   Net Change in Unrealized Appreciation (Depreciation)
     on Investments                                            (8,979)        35,508         (9,988)        38,637
                                                             --------       --------       --------       --------
   Net Increase (Decrease) in Net Assets Resulting
     from Operations                                           (8,959)        64,590         (6,716)        51,838
                                                             --------       --------       --------       --------
CAPITAL SHARE TRANSACTIONS: 1
   PBHG Class
   Shares Issued                                                6,496         13,727         10,242         37,854
   Shares Issued upon Reorganization of the Limited
     and New Opportunities Funds 2                                 --             --             --             --
   Shares Issued upon the Reorganization of the Core
     Growth Fund 2                                                 --             --             --             --
   Redemption Fees 3                                                4             --             --             --
   Shares Redeemed                                            (23,529)       (70,416)       (21,677)       (77,821)
                                                             --------       --------       --------       --------
   Total PBHG Class Transactions                              (17,029)       (56,689)       (11,435)       (39,967)
                                                             --------       --------       --------       --------
   Advisor Class
   Shares Issued                                                   21             79             43             96
   Shares Redeemed                                                 (6)           (66)          (309)          (174)
                                                             --------       --------       --------       --------
   Total Advisor Class Transactions                                15             13           (266)           (78)
                                                             --------       --------       --------       --------
   Class A 4
   Shares Issued                                                   --             50             --             70
   Shares Redeemed                                                 --             --             --             --
                                                             --------       --------       --------       --------
   Total Class A Transactions                                      --             50             --             70
                                                             --------       --------       --------       --------
   Class C 4
   Shares Issued                                                   11             50              6             50
                                                             --------       --------       --------       --------
   Total Class C Transactions                                      11             50              6             50
                                                             --------       --------       --------       --------
   Decrease in Net Assets Derived from Capital
     Share Transactions                                       (17,003)       (56,576)       (11,695)       (39,925)
                                                             --------       --------       --------       --------
   Total Increase (Decrease) in Net Assets                    (25,962)         8,014        (18,411)        11,913
                                                             --------       --------       --------       --------
NET ASSETS:
   Beginning of Period                                        217,269        209,255        185,382        173,469
                                                             --------       --------       --------       --------
   End of Period                                             $191,307       $217,269       $166,971       $185,382
                                                             ========       ========       ========       ========
   Accumulated Net Investment Loss                           $ (1,195)      $     --       $   (616)      $     --
                                                             ========       ========       ========       ========


                                                               ------------------------      ------------------------
                                                                         PBHG                     PBHG STRATEGIC
                                                                  SELECT GROWTH FUND            SMALL COMPANY FUND
                                                               ------------------------      ------------------------
                                                                4/1/04 to       4/1/03        4/1/04 to       4/1/03
                                                                 9/30/04          to           9/30/04          to
                                                               (Unaudited)      3/31/04      (Unaudited)      3/31/04
                                                               -----------     --------      -----------     --------


INVESTMENT ACTIVITIES:
   Net Investment Loss                                          $ (1,413)      $ (3,646)      $   (400)      $   (919)
   Net Realized Gain (Loss) from Security Transactions            (3,335)        54,225          5,038         15,694
   Net Change in Unrealized Appreciation (Depreciation)
     on Investments                                               (7,354)        21,198         (9,797)        19,064
                                                                --------       --------       --------       --------
   Net Increase (Decrease) in Net Assets Resulting
     from Operations                                             (12,102)        71,777         (5,159)        33,839
                                                                --------       --------       --------       --------
CAPITAL SHARE TRANSACTIONS: 1
   PBHG Class
   Shares Issued                                                   4,479         13,821          5,601         41,648
   Shares Issued upon Reorganization of the Limited
     and New Opportunities Funds 2                                    --             --             --             --
   Shares Issued upon the Reorganization of the Core
     Growth Fund 2                                                    --             --             --             --
   Redemption Fees 3                                                  --             --             --             --
   Shares Redeemed                                               (23,832)       (79,683)       (15,238)       (63,030)
                                                                --------       --------       --------       --------
   Total PBHG Class Transactions                                 (19,353)       (65,862)        (9,637)       (21,382)
                                                                --------       --------       --------       --------
   Advisor Class
   Shares Issued                                                      --             --            196          1,293
   Shares Redeemed                                                    --             --           (242)          (364)
                                                                --------       --------       --------       --------
   Total Advisor Class Transactions                                   --             --            (46)           929
                                                                --------       --------       --------       --------
   Class A 4
   Shares Issued                                                      --             50             --             57
   Shares Redeemed                                                    --             --             (6)            --
                                                                --------       --------       --------       --------
   Total Class A Transactions                                         --             50             (6)            57
                                                                --------       --------       --------       --------
   Class C 4
   Shares Issued                                                      --             50             --             50
                                                                --------       --------       --------       --------
   Total Class C Transactions                                         --             50             --             50
                                                                --------       --------       --------       --------
   Decrease in Net Assets Derived from Capital
     Share Transactions                                          (19,353)       (65,762)        (9,689)       (20,346)
                                                                --------       --------       --------       --------
   Total Increase (Decrease) in Net Assets                       (31,455)         6,015        (14,848)        13,493
                                                                --------       --------       --------       --------
NET ASSETS:
   Beginning of Period                                           231,142        225,127         71,740         58,247
                                                                --------       --------       --------       --------
   End of Period                                                $199,687       $231,142       $ 56,892       $ 71,740
                                                                ========       ========       ========       ========
   Accumulated Net Investment Loss                              $ (1,413)      $     --       $   (400)      $     --
                                                                ========       ========       ========       ========

     PBHG FUNDS

------------------------------------------------------

                                                             -----------------------  --------------------
                                                                     ANALYTIC                 PBHG
                                                             DISCIPLINED EQUITY FUND      FOCUSED FUND
                                                             -----------------------  --------------------
                                                              4/1/04 to    4/1/03      4/1/04 to   4/1/03
                                                               9/30/04       to         9/30/04      to
                                                             (Unaudited)   3/31/04    (Unaudited)  3/31/04
                                                             -----------   -------    ----------- --------

INVESTMENT ACTIVITIES:
   Net Investment Income (Loss)                                $   182     $   384     $   (64)   $    (40)
   Net Realized Gain from Security Transactions and Futures      1,664       9,763         680       6,158
   Net Change in Unrealized Appreciation (Depreciation)
      on Investments and Futures                                (2,789)      8,466      (1,132)      3,273
                                                               -------     -------     -------    --------
   Net Increase (Decrease) in Net Assets Resulting
      from Operations                                             (943)     18,613        (516)      9,391
                                                               -------     -------     -------    --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net Investment Income
         PBHG Class                                                 --        (317)         --          --
         Advisor Class                                              --          --          --          --
         Class A                                                    --          --          --          --
         Class C                                                    --          --          --          --
   Net Realized Gains from Security Transactions
         PBHG Class                                                 --          --          --          --
         Class A                                                    --          --          --          --
         Class C                                                    --          --          --          --
                                                               -------     -------     -------    --------
   Total Distributions                                              --        (317)         --          --
                                                               -------     -------     -------    --------
CAPITAL SHARE TRANSACTIONS: 1
   PBHG Class
   Shares Issued                                                 5,951      15,395         901       5,003
   Shares Issued upon Reinvestment of  Distributions                --         305          --          --
   Redemption Fees 2                                                --          --          --          --
   Shares Redeemed                                              (8,830)    (22,296)     (6,986)    (11,097)
                                                               -------     -------     -------    --------
   Total PBHG Class Transactions                                (2,879)     (6,596)     (6,085)     (6,094)
                                                               -------     -------     -------    --------
   Advisor Class 3
   Shares Issued                                                    --          --          --          --
   Shares Issued upon Reinvestment of Distributions                 --          --          --          --
   Shares Redeemed                                                  --          --          --          --
                                                               -------     -------     -------    --------
   Total Advisor Class Transactions                                 --          --          --          --
                                                               -------     -------     -------    --------
   Class A 4
   Shares Issued                                                   162          74          --          50
   Shares Issued upon Reinvestment of  Distributions                --          --          --          --
   Shares Redeemed                                                  --          --          --          --
                                                               -------     -------     -------    --------
   Total Class A Transactions                                      162          74          --          50
                                                               -------     -------     -------    --------
   Class C 4
   Shares Issued                                                     4          71          --          50
   Shares Issued upon Reinvestment of Distributions                 --          --          --          --
   Shares Redeemed                                                  --          --          --          --
                                                               -------     -------     -------    --------
   Total Class C Transactions                                        4          71          --          50
                                                               -------     -------     -------    --------
   Increase (Decrease) in Net Assets Derived from
     Capital Share Transactions                                 (2,713)     (6,451)     (6,085)     (5,994)
                                                               -------     -------     -------    --------
   Total Increase (Decrease) in Net Assets                      (3,656)     11,845      (6,601)      3,397
                                                               -------     -------     -------    --------
NET ASSETS:
   Beginning of Period                                          65,828      53,983      26,690      23,293
                                                               -------     -------     -------    --------
   End of Period                                               $62,172     $65,828     $20,089    $ 26,690
                                                               =======     =======     =======    ========
   Undistributed Net Investment Income (Accumulated
     Net Investment Loss/Distributions in Excess of
     Net Investment Income)                                    $   320     $   138     $   (64)   $     --
                                                               =======     =======     =======    ========

1. See Note 5 on page 102.
2. See Note 2 on page 96.
3. The Clipper Focus Fund Advisor Class commenced operations on June 30, 2003.
4. Class A and C shares commenced operations on September 30, 2003 for the PBHG Focused, PBHG Large Cap, and PBHG Small Cap Funds. Class A and C shares commenced operations on July 31, 2003 for the Analytic Disciplined Equity, PBHG Mid-Cap, and Clipper Focus Funds.
Amounts designated as "-" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

                                                                      PBHG FUNDS

                                                             ----------------------    ----------------------
                                                                      PBHG                      PBHG
                                                                 LARGE CAP FUND             MID-CAP FUND
                                                             ----------------------    ----------------------
                                                              4/1/04 to    4/1/03       4/1/04 to     4/1/03
                                                               9/30/04       to          9/30/04        to
                                                             (Unaudited)   3/31/04     (Unaudited)    3/31/04
                                                             -----------  ---------    -----------   --------

INVESTMENT ACTIVITIES:
   Net Investment Income (Loss)                               $    303    $   3,833     $   (955)    $ (2,009)
   Net Realized Gain from Security Transactions and Futures      3,916       47,775       30,294       73,216
   Net Change in Unrealized Appreciation (Depreciation)
      on Investments and Futures                                (7,159)      19,146      (38,355)      77,142
                                                              --------    ---------     --------     --------
   Net Increase (Decrease) in Net Assets Resulting
      from Operations                                           (2,940)      70,754       (9,016)     148,349
                                                              --------    ---------     --------     --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net Investment Income
         PBHG Class                                                 --       (3,474)          --           --
         Advisor Class                                              --           (8)          --           --
         Class A                                                    --           (1)          --           --
         Class C                                                    --           (1)          --           --
   Net Realized Gains from Security Transactions
         PBHG Class                                                 --           --           --           --
         Class A                                                    --           --           --           --
         Class C                                                    --           --           --           --
                                                              --------    ---------     --------     --------
   Total Distributions                                              --       (3,484)          --           --
                                                              --------    ---------     --------     --------
CAPITAL SHARE TRANSACTIONS: 1
   PBHG Class
   Shares Issued                                                 6,383       37,413       47,452      208,588
   Shares Issued upon Reinvestment of  Distributions                --        3,192           --           --
   Redemption Fees 2                                                --           --            2           --
   Shares Redeemed                                             (61,127)    (177,011)     (74,262)    (191,070)
                                                              --------    ---------     --------     --------
   Total PBHG Class Transactions                               (54,744)    (136,406)     (26,808)      17,518
                                                              --------    ---------     --------     --------
   Advisor Class 3
   Shares Issued                                                    83          742        1,158        4,681
   Shares Issued upon Reinvestment of Distributions                 --            8           --           --
   Shares Redeemed                                                (285)        (615)      (1,060)      (1,157)
                                                              --------    ---------     --------     --------
   Total Advisor Class Transactions                               (202)         135           98        3,524
                                                              --------    ---------     --------     --------
   Class A 4
   Shares Issued                                                    --           50           42          173
   Shares Issued upon Reinvestment of  Distributions                --            1           --           --
   Shares Redeemed                                                  --           --           --           --
                                                              --------    ---------     --------     --------
   Total Class A Transactions                                       --           51           42          173
                                                              --------    ---------     --------     --------
   Class C 4
   Shares Issued                                                    --           50            9           78
   Shares Issued upon Reinvestment of Distributions                 --            1           --           --
   Shares Redeemed                                                  --           --           --           --
                                                              --------    ---------     --------     --------
   Total Class C Transactions                                       --           51            9           78
                                                              --------    ---------     --------     --------
   Increase (Decrease) in Net Assets Derived from
     Capital Share Transactions                                (54,946)    (136,169)     (26,659)      21,293
                                                              --------    ---------     --------     --------
   Total Increase (Decrease) in Net Assets                     (57,886)     (68,899)     (35,675)     169,642
                                                              --------    ---------     --------     --------
NET ASSETS:
   Beginning of Period                                         215,541      284,440      459,306      289,664
                                                              --------    ---------     --------     --------
   End of Period                                              $157,655    $ 215,541     $423,631     $459,306
                                                              ========    =========     ========     ========
   Undistributed Net Investment Income (Accumulated
     Net Investment Loss/Distributions in Excess of
     Net Investment Income)                                   $    652    $     349     $   (955)    $     --
                                                              ========    =========     ========     ========


                                                               ----------------------    --------------------------
                                                                        PBHG                       CLIPPER
                                                                   SMALL CAP FUND                FOCUS FUND
                                                               ----------------------    --------------------------
                                                                4/1/04 to     4/1/03      4/1/04 to       4/1/03
                                                                 9/30/04        to         9/30/04          to
                                                               (Unaudited)    3/31/04    (Unaudited)      3/31/04
                                                               -----------    -------    -----------     ----------

INVESTMENT ACTIVITIES:
   Net Investment Income (Loss)                                 $   (483)    $   (974)    $    2,885     $    3,404
   Net Realized Gain from Security Transactions and Futures        7,239       28,727         12,920          2,571
   Net Change in Unrealized Appreciation (Depreciation)
      on Investments and Futures                                 (12,325)      21,362        (13,793)       236,458
                                                                --------     --------     ----------     ----------
   Net Increase (Decrease) in Net Assets Resulting
      from Operations                                             (5,569)      49,115          2,012        242,433
                                                                --------     --------     ----------     ----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net Investment Income
         PBHG Class                                                   --           --             --         (4,107)
         Advisor Class                                                --           --             --             (1)
         Class A                                                      --           --             --             (2)
         Class C                                                      --           --             --             (3)
   Net Realized Gains from Security Transactions
         PBHG Class                                                   --           --             --         (1,160)
         Class A                                                      --           --             --             (1)
         Class C                                                      --           --             --             (1)
                                                                --------     --------     ----------     ----------
   Total Distributions                                                --           --             --         (5,275)
                                                                --------     --------     ----------     ----------
CAPITAL SHARE TRANSACTIONS: 1
   PBHG Class
   Shares Issued                                                   3,881       24,564        199,592        580,556
   Shares Issued upon Reinvestment of  Distributions                  --           --             --          4,953
   Redemption Fees 2                                                  --           --             --             --
   Shares Redeemed                                               (38,599)     (73,595)      (160,271)      (342,001)
                                                                --------     --------     ----------     ----------
   Total PBHG Class Transactions                                 (34,718)     (49,031)        39,321        243,508
                                                                --------     --------     ----------     ----------
   Advisor Class 3
   Shares Issued                                                      32        1,300            887            704
   Shares Issued upon Reinvestment of Distributions                   --           --             --              1
   Shares Redeemed                                                   (50)      (1,432)          (351)           (14)
                                                                --------     --------     ----------     ----------
   Total Advisor Class Transactions                                  (18)        (132)           536            691
                                                                --------     --------     ----------     ----------
   Class A 4
   Shares Issued                                                      11           50          3,478          2,687
   Shares Issued upon Reinvestment of  Distributions                  --           --             --              3
   Shares Redeemed                                                    --           --           (333)          (101)
                                                                --------     --------     ----------     ----------
   Total Class A Transactions                                         11           50          3,145          2,589
                                                                --------     --------     ----------     ----------
   Class C 4
   Shares Issued                                                       5           50          4,266          3,166
   Shares Issued upon Reinvestment of Distributions                   --           --             --              4
   Shares Redeemed                                                    --           --            (43)           (58)
                                                                --------     --------     ----------     ----------
   Total Class C Transactions                                          5           50          4,223          3,112
                                                                --------     --------     ----------     ----------
   Increase (Decrease) in Net Assets Derived from
     Capital Share Transactions                                  (34,720)     (49,063)        47,225        249,900
                                                                --------     --------     ----------     ----------
   Total Increase (Decrease) in Net Assets                       (40,289)          52         49,237        487,058
                                                                --------     --------     ----------     ----------
NET ASSETS:
   Beginning of Period                                           102,714      102,662      1,134,566        647,508
                                                                --------     --------     ----------     ----------
   End of Period                                                $ 62,425     $102,714     $1,183,803     $1,134,566
                                                                ========     ========     ==========     ==========
   Undistributed Net Investment Income (Accumulated
     Net Investment Loss/Distributions in Excess of
     Net Investment Income)                                     $   (483)    $     --     $    2,884     $       (1)
                                                                ========     ========     ==========     ==========

     PBHG FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (000) -- Concluded
--------------------------------------------------------------------------------


                                                              -------------------------------        --------------------------
                                                                            TS&W                              HEITMAN
                                                                    SMALL CAP VALUE FUND                     REIT FUND
                                                              -------------------------------        --------------------------
                                                                4/1/04 to           7/25/03*          4/1/04 to      4/1/03
                                                                 9/30/04                to             9/30/04         to
                                                               (Unaudited)           3/31/04         (Unaudited)     3/31/04
                                                              ------------        ------------       ------------  ------------

INVESTMENT ACTIVITIES:
   Net Investment Income (Loss)                                 $    (120)         $     (61)         $   1,682     $   3,172
   Net Realized Gain from Security Transactions                       528                979              4,285        10,518
   Net Realized Gain on Foreign Currency Transactions                  --                 --                 --            --
   Net Increase from Payments by Affiliate 1                           --                 --                 --            --
   Net Change in Unrealized Appreciation (Depreciation)
     on Investments and Foreign Currency Transactions               2,332              4,668             (4,559)       32,792
                                                                ---------          ---------          ---------     ---------
   Net Increase (Decrease) in Net Assets Resulting
     from Operations                                                2,740              5,586              1,408        46,482
                                                                ---------          ---------          ---------     ---------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net Investment Income
         PBHG Class                                                    --                 --             (1,517)       (3,470)
         Advisor Class                                                 --                 --               (167)         (515)
         Class A                                                       --                 --                 (1)           (1)
         Class C                                                       --                 --                 (2)           (1)
   Return of Capital
         PBHG Class                                                    --                 --                 --          (436)
         Advisor Class                                                 --                 --                 --           (77)
   Net Realized Gains from Security Transactions
         PBHG Class                                                    --               (196)                --        (1,267)
         Advisor Class                                                 --                 --                 --          (198)
         Class A                                                       --                 (1)                --            (1)
         Class C                                                       --                 (1)                --            (1)
                                                                ---------          ---------          ---------     ---------
   Total Distributions                                                 --               (198)            (1,687)       (5,967)
                                                                ---------          ---------          ---------     ---------
CAPITAL SHARE TRANSACTIONS: 2
   PBHG Class
   Shares Issued                                                   32,743              6,543             27,548        54,751
   Shares issued upon the Acquisition of the
      TS&W Small Cap Value Fund LLC 3                                  --             17,357                 --            --
   Shares Issued upon Reinvestment of Distributions                    --                195              1,016         3,199
   Redemption Fees 4                                                   --                 --                  3            --
   Shares Redeemed                                                 (5,620)            (3,871)           (32,646)      (28,527)
                                                                ---------          ---------          ---------     ---------
   Total PBHG Class Transactions                                   27,123             20,224             (4,079)       29,423
                                                                ---------          ---------          ---------     ---------
   Advisor Class
   Shares Issued                                                       --                166                283         1,996
   Shares Issued upon Reinvestment of Distributions                    --                  1                161           631
   Redemption Fees 4                                                   --                 --                 --            --
   Shares Redeemed                                                     --                 --             (3,003)       (5,515)
                                                                ---------          ---------          ---------     ---------
   Total Advisor Class Transactions                                    --                167             (2,559)       (2,888)
                                                                ---------          ---------          ---------     ---------
   Class A 5
   Shares Issued                                                      154                124                 --            50
   Shares Issued upon Reinvestment of Distributions                    --                  1                  1             2
   Shares Redeemed                                                    (58)                --                 --            --
                                                                ---------          ---------          ---------     ---------
   Total Class A Transactions                                          96                125                  1            52
                                                                ---------          ---------          ---------     ---------
   Class C 5
   Shares Issued                                                      143                 --                 32           140
   Shares Issued upon Reinvestment of  Distributions                   --                 --                  1             2
   Shares Redeemed                                                    (11)                --                 --            --
                                                                ---------          ---------          ---------     ---------
   Total Class C Transactions                                         132                 --                 33           142
                                                                ---------          ---------          ---------     ---------
   Increase (Decrease) in Net Assets Derived
     from Capital Share Transactions                               27,351             20,516             (6,604)       26,729
                                                                ---------          ---------          ---------     ---------
   Total Increase (Decrease) in Net Assets                         30,091             25,904             (6,883)       67,244
                                                                ---------          ---------          ---------     ---------
NET ASSETS:
   Beginning of Period                                             25,904                 --            151,861        84,617
                                                                ---------          ---------          ---------     ---------
   End of Period                                                $  55,995          $  25,904          $ 144,978     $ 151,861
                                                                =========          =========          =========     =========
   Undistributed Net Investment Income
     (Accumulated NetInvestment Loss/Distributions
     in Excess of Net Investment Income)                        $    (123)         $      (3)         $      (5)    $      --
                                                                =========          =========          =========     =========



                                                               ---------------------------    -----------------------------
                                                                   PBHG TECHNOLOGY &               DWIGHT INTERMEDIATE
                                                                   COMMUNICATIONS FUND              FIXED INCOME FUND
                                                               ---------------------------    -----------------------------
                                                                 4/1/04 to      4/1/03           4/1/04 to       7/31/03*
                                                                  9/30/04         to              9/30/04           to
                                                                (Unaudited)     3/31/04         (Unaudited)       3/31/04
                                                               ------------   ------------    ------------     ------------

INVESTMENT ACTIVITIES:
   Net Investment Income (Loss)                                 $  (2,064)    $   (4,848)      $       117       $     128
   Net Realized Gain from Security Transactions                     1,966         69,822                31             153
   Net Realized Gain on Foreign Currency Transactions                  --              1                --              --
   Net Increase from Payments by Affiliate 1                           --             --                --              --
   Net Change in Unrealized Appreciation (Depreciation)
     on Investments and Foreign Currency Transactions             (25,269)        59,949                30              46
                                                                ---------     ----------       -----------       ---------
   Net Increase (Decrease) in Net Assets Resulting
     from Operations                                              (25,367)       124,924               178             327
                                                                ---------     ----------       -----------       ---------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net Investment Income
         PBHG Class                                                    --             --              (115)           (127)
         Advisor Class                                                 --             --                --              --
         Class A                                                       --             --                (1)             (1)
         Class C                                                       --             --                (1)             (1)
   Return of Capital
         PBHG Class                                                    --             --                --              --
         Advisor Class                                                 --             --                --              --
   Net Realized Gains from Security Transactions
         PBHG Class                                                    --             --                --             (47)
         Advisor Class                                                 --             --                --              --
         Class A                                                       --             --                --              --
         Class C                                                       --             --                --              (1)
                                                                ---------     ----------       -----------       ---------
   Total Distributions                                                 --             --              (117)           (177)
                                                                ---------     ----------       -----------       ---------
CAPITAL SHARE TRANSACTIONS: 2
   PBHG Class
   Shares Issued                                                    9,572         76,983             1,502           6,985
   Shares issued upon the Acquisition of the
      TS&W Small Cap Value Fund LLC 3                                  --             --                --              --
   Shares Issued upon Reinvestment of Distributions                    --             --               114             173
   Redemption Fees 4                                                   --             --                --              --
   Shares Redeemed                                                (35,939)      (146,228)             (958)           (928)
                                                                ---------     ----------       -----------       ---------
   Total PBHG Class Transactions                                  (26,367)       (69,245)              658           6,230
                                                                ---------     ----------       -----------       ---------
   Advisor Class
   Shares Issued                                                    1,437          5,548                --              --
   Shares Issued upon Reinvestment of Distributions                    --             --                --              --
   Redemption Fees 4                                                   --             --                --              --
   Shares Redeemed                                                 (1,526)        (2,331)               --              --
                                                                ---------     ----------       -----------       ---------
   Total Advisor Class Transactions                                   (89)         3,217                --              --
                                                                ---------     ----------       -----------       ---------
   Class A 5
   Shares Issued                                                       --             50                --              50
   Shares Issued upon Reinvestment of Distributions                    --             --                 1               1
   Shares Redeemed                                                     --             --                --              --
                                                                ---------     ----------       -----------       ---------
   Total Class A Transactions                                          --             50                 1              51
                                                                ---------     ----------       -----------       ---------
   Class C 5
   Shares Issued                                                       --             50                --              63
   Shares Issued upon Reinvestment of  Distributions                   --             --                 1               2
   Shares Redeemed                                                     --             --                --              --
                                                                ---------     ----------       -----------       ---------
   Total Class C Transactions                                          --             50                 1              65
                                                                ---------     ----------       -----------       ---------
   Increase (Decrease) in Net Assets Derived
     from Capital Share Transactions                              (26,456)       (65,928)              660           6,346
                                                                ---------     ----------       -----------       ---------
   Total Increase (Decrease) in Net Assets                        (51,823)        58,996               721           6,496
                                                                ---------     ----------       -----------       ---------
NET ASSETS:
   Beginning of Period                                            328,525        269,529             6,496              --
                                                                ---------     ----------       -----------       ---------
   End of Period                                                $ 276,702     $  328,525       $     7,217       $   6,496
                                                                =========     ==========       ===========       =========
   Undistributed Net Investment Income
     (Accumulated NetInvestment Loss/Distributions
     in Excess of Net Investment Income)                        $  (2,070)    $       (6)      $        --       $      --
                                                                =========     ==========       ===========       =========

                                                              ----------------------------     ---------------------------
                                                                     PBHG IRA CAPITAL                     PBHG
                                                                    PRESERVATION FUND              CASH RESERVES FUND
                                                              ----------------------------     ---------------------------
                                                                4/1/04 to       4/1/03          4/1/04 to       4/1/03
                                                                 9/30/04          to             9/30/04          to
                                                               (Unaudited)      3/31/04        (Unaudited)      3/31/04
                                                              ------------    ------------     ------------   ------------

INVESTMENT ACTIVITIES:
   Net Investment Income (Loss)                                $        812    $   38,857        $     101     $     235
   Net Realized Gain from Security Transactions                       4,501         5,082               --            --
   Net Realized Gain on Foreign Currency Transactions                    --            --               --            --
   Net Increase from Payments by Affiliate 1                          7,420            --               --            --
   Net Change in Unrealized Appreciation (Depreciation)
     on Investments and Foreign Currency Transactions                 3,178           322               --            --
                                                               ------------    ----------        ---------     ---------
   Net Increase (Decrease) in Net Assets Resulting
     from Operations                                                 15,911        44,261              101           235
                                                               ------------    ----------        ---------     ---------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net Investment Income
         PBHG Class                                                 (16,098)      (38,939)            (101)         (235)
         Advisor Class                                                  (86)         (138)              --            --
         Class A                                                         --            (1)              --            --
         Class C                                                         --            (1)              --            --
   Return of Capital
         PBHG Class                                                      --        (5,997)              --            --
         Advisor Class                                                   --           (22)              --            --
   Net Realized Gains from Security Transactions
         PBHG Class                                                      --            --               --            --
         Advisor Class                                                   --            --               --            --
         Class A                                                         --            --               --            --
         Class C                                                         --            --               --            --
                                                               ------------    ----------        ---------     ---------
   Total Distributions                                              (16,184)      (45,098)            (101)         (235)
                                                               ------------    ----------        ---------     ---------
CAPITAL SHARE TRANSACTIONS: 2
   PBHG Class
   Shares Issued                                                    237,220       552,901           14,348        62,725
   Shares issued upon the Acquisition of the
      TS&W Small Cap Value Fund LLC 3                                    --            --               --            --
   Shares Issued upon Reinvestment of Distributions                  15,745        43,733               82           214
   Redemption Fees 4                                                    --            790               --            --
   Shares Redeemed                                                 (764,964)     (365,326)         (19,038)     (103,493)
                                                               ------------    ----------        ---------     ---------
   Total PBHG Class Transactions                                   (511,999)      232,098           (4,608)      (40,554)
                                                               ------------    ----------        ---------     ---------
   Advisor Class
   Shares Issued                                                      2,046         6,539               --            --
   Shares Issued upon Reinvestment of Distributions                      78           151               --            --
   Redemption Fees 4                                                     (6)            6               --            --
   Shares Redeemed                                                   (4,220)         (748)              --            --
                                                               ------------    ----------        ---------     ---------
   Total Advisor Class Transactions                                  (2,102)        5,948               --            --
                                                               ------------    ----------        ---------     ---------
   Class A 5
   Shares Issued                                                         --            50               --            --
   Shares Issued upon Reinvestment of Distributions                      --             1               --            --
   Shares Redeemed                                                       --            --               --            --
                                                               ------------    ----------        ---------     ---------
   Total Class A Transactions                                            --            51               --            --
                                                               ------------    ----------        ---------     ---------
   Class C 5
   Shares Issued                                                         --            50               --            --
   Shares Issued upon Reinvestment of  Distributions                     --             1               --            --
   Shares Redeemed                                                       --            --               --            --
                                                               ------------    ----------        ---------     ---------
   Total Class C Transactions                                            --            51               --            --
                                                               ------------    ----------        ---------     ---------
   Increase (Decrease) in Net Assets Derived
     from Capital Share Transactions                               (514,101)      238,148           (4,608)      (40,554)
                                                               ------------    ----------        ---------     ---------
   Total Increase (Decrease) in Net Assets                         (514,374)      237,311           (4,608)      (40,554)
                                                               ------------    ----------        ---------     ---------
NET ASSETS:
   Beginning of Period                                            1,432,414     1,195,103           53,905        94,459
                                                               ------------    ----------        ---------     ---------
   End of Period                                               $    918,040    $1,432,414        $  49,297     $  53,905
                                                               ============    ==========        =========     =========
   Undistributed Net Investment Income
     (Accumulated NetInvestment Loss/Distributions
     in Excess of Net Investment Income)                       $      1,751    $    9,703        $      --     $      --
                                                               ============    ==========        =========     =========


* Commencement of Operations.
1.  See Note 2 on page 94.
2.  See Note 5 on page 104.
3.  See Note 1 on page 93.
4.  See Note 2 on page 96.
5. Class A and C shares commenced operations on September 30, 2003 for the Heitman REIT and PBHG Technology & Communications Funds. Class A and C shares commenced operations on July 31, 2003 for the TS&W Small Cap Value, Dwight Intermediate Fixed Income and PBHG IRA Capital Preservation Funds.

Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

                                      82 & 83

PBHG FUNDS

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
For a Share Outstanding Throughout Each Period




                     Net                                                  Realized and
                    Asset                                                  Unrealized                                Distributions
                    Value              Net                                  Gains or                Total              from Net
                  Beginning        Investment         Redemption            (Losses)                from              Investment
                  of Period           Loss               Fees             on Securities          Operations             Income
-----------------------------------------------------------------------------------------------------------------------------------


-------------------------
PBHG EMERGING GROWTH FUND
-------------------------

  PBHG CLASS
  2004**              $12.66            $(0.08) 1         --                   $(1.48)                $(1.56)               --
  2004                  7.94             (0.16) 1         --                     4.88                   4.72                --
  2003                 14.23             (0.14)           --                    (6.15)                 (6.29)               --
  2002                 15.96             (0.17) 1         --                    (1.56)                 (1.73)               --
  2001                 40.00             (0.10) 1         --                   (21.81)                (21.91)               --
  2000                 20.61             (0.21) 1         --                    20.76                  20.55                --

  CLASS A
  2004**              $12.63            $(0.10) 1         --                   $(1.47)                $(1.57)               --
  2004 ++              12.03             (0.10) 1         --                     0.70                   0.60                --

  CLASS C
  2004**              $12.59            $(0.14) 1         --                   $(1.47)                $(1.61)               --
  2004 ++              12.03             (0.15) 1         --                     0.71                   0.56                --

----------------
PBHG GROWTH FUND
----------------

  PBHG CLASS
  2004**              $18.34            $(0.10) 1         --                   $(1.54)                $(1.64)               --
  2004                 13.90             (0.20) 1         --                     4.64                   4.44                --
  2003                 18.94             (0.17) 1         --                    (4.87)                 (5.04)               --
  2002                 21.74             (0.20) 1         --                    (2.60)                 (2.80)               --
  2001                 58.73             (0.20) 1         --                   (30.53)                (30.73)               --
  2000                 24.51             (0.33) 1         --                    36.14                  35.81                --

  ADVISOR CLASS
  2004**              $17.98            $(0.12) 1         --                   $(1.52)                $(1.64)               --
  2004                 13.66             (0.24) 1         --                     4.56                   4.32                --
  2003                 18.66             (0.21) 1         --                    (4.79)                 (5.00)               --
  2002                 21.46             (0.26) 1         --                    (2.54)                 (2.80)               --
  2001                 58.19             (0.30) 1         --                   (30.17)                (30.47)               --
  2000                 24.35             (0.42) 1         --                    35.85                  35.43                --

  CLASS A
  2004**              $18.32            $(0.12) 1         --                   $(1.54)                $(1.66)               --
  2004 ++              16.68             (0.13) 1         --                     1.77                   1.64                --

  CLASS C
  2004**              $18.25            $(0.19) 1         --                   $(1.52)                $(1.71)               --
  2004 ++              16.68             (0.20) 1         --                     1.77                   1.57                --



                                                                Net                                         Net
                  Distributions                                Asset                                      Assets
                      from                                     Value                                        End
                     Capital                Total               End                   Total              of Period
                      Gains             Distributions        of Period               Return                (000)
------------------------------------------------------------------------------------------------------------------------


-------------------------
PBHG EMERGING GROWTH FUND
-------------------------

  PBHG CLASS
  2004**               --                      --              $11.10               (12.32)%+           $  202,446
  2004                 --                      --               12.66                59.45%                278,178
  2003                 --                      --                7.94               (44.20)%               201,460
  2002                 --                      --               14.23               (10.84)%               408,161
  2001             $(2.13)                 $(2.13)              15.96               (56.95)%               538,294
  2000              (1.16)                  (1.16)              40.00               101.33%              1,336,938

  CLASS A
  2004**               --                      --              $11.06               (12.43)%+           $       46
  2004 ++              --                      --               12.63                 4.99%+                    53

  CLASS C
  2004**               --                      --              $10.98               (12.79)%+           $       46
  2004 ++              --                      --               12.59                 4.66%+                    52

----------------
PBHG GROWTH FUND
----------------

  PBHG CLASS
  2004**               --                      --              $16.70                (8.94)%+           $  789,421
  2004                 --                      --               18.34                31.94%                986,917
  2003                 --                      --               13.90               (26.61)%             1,118,887
  2002                 --                      --               18.94               (12.88)%             1,925,422
  2001             $(6.26)                 $(6.26)              21.74               (56.57)%             2,883,036
  2000              (1.59)                  (1.59)              58.73               148.57%              6,465,234

  ADVISOR CLASS
  2004**               --                      --              $16.34                (9.12)%+           $    9,466
  2004                 --                      --               17.98                31.63%                 40,534
  2003                 --                      --               13.66               (26.80)%                33,619
  2002                 --                      --               18.66               (13.05)%                50,259
  2001             $(6.26)                 $(6.26)              21.46               (56.65)%                69,469
  2000              (1.59)                  (1.59)              58.19               147.98%                143,937

  CLASS A
  2004**               --                      --              $16.66                (9.06)%+           $       50
  2004 ++              --                      --               18.32                 9.83%+                    55

  CLASS C
  2004**               --                      --              $16.54                (9.37)%+           $       50
  2004 ++              --                      --               18.25                 9.41%+                    55



                                                                 Ratio               Ratio of Net
                                                              of Expenses           Investment Loss
                                                              to Average              to Average
                                                              Net Assets              Net Assets
                                                              (Excluding              (Excluding
                                                               Waivers,                Waivers,
                                        Ratio of Net           Expenses                Expenses
                      Ratio             Investment             Borne by                Borne by
                   of Expenses             Loss                 Adviser               Adviser and          Portfolio
                   to Average           to Average            and Expense               Expense            Turnover
                   Net Assets           Net Assets           Reduction)^^^           Reduction)^^^           Rate
-----------------------------------------------------------------------------------------------------------------------


-------------------------
PBHG EMERGING GROWTH FUND
-------------------------

  PBHG CLASS
  2004**               1.49%*           (1.42)%*                 1.49%*                 (1.42)%*            32.94%+
  2004                 1.40%            (1.30)%                  1.41%                  (1.31)%             96.38%
  2003                 1.55%            (1.44)%                  1.55%                  (1.44)%            218.32%
  2002                 1.39%            (1.06)%                  1.39%                  (1.07)%            150.95%
  2001                 1.26%            (0.33)%                  1.26%                  (0.33)%             89.91%
  2000                 1.24%            (0.76)%                  1.24%                  (0.76)%            141.81%

  CLASS A
  2004**               1.74%*           (1.67)%*                 1.74%*                 (1.67)%*            32.94%+
  2004 ++              1.62%*           (1.57)%*                 1.63%*                 (1.58)%*            96.38%+

  CLASS C
  2004**               2.49%*           (2.42)%*                 2.49%*                 (2.42)%*            32.94%+
  2004 ++              2.37%*           (2.32)%*                 2.38%*                 (2.33)%*            96.38%+

----------------
PBHG GROWTH FUND
----------------

  PBHG CLASS
  2004**               1.42%*           (1.18)%*                 1.42%*                 (1.18)%*            24.35%+
  2004                 1.38%            (1.16)%                  1.39%                  (1.17)%            163.61%
  2003                 1.42%            (1.12)%                  1.42%                  (1.12)%            167.87%
  2002                 1.33%            (0.95)%                  1.33%                  (0.96)%            170.67%
  2001                 1.25%            (0.46)%                  1.25%                  (0.46)%            104.48%
  2000                 1.23%            (0.90)%                  1.23%                  (0.90)%            107.73%

  ADVISOR CLASS
  2004**               1.66%*           (1.38)%*                 1.66%*                 (1.38)%*            24.35%+
  2004                 1.63%            (1.42)%                  1.64%                  (1.43)%            163.61%
  2003                 1.67%            (1.37)%                  1.67%                  (1.37)%            167.87%
  2002                 1.58%            (1.20)%                  1.58%                  (1.22)%            170.67%
  2001                 1.50%            (0.71)%                  1.50%                  (0.71)%            104.48%
  2000                 1.48%            (1.15)%                  1.48%                  (1.15)%            107.73%

  CLASS A
  2004**               1.68%*           (1.43)%*                 1.68%*                 (1.43)%*            24.35%+
  2004 ++              1.61%*           (1.42)%*                 1.62%*                 (1.43)%*           163.61%+

  CLASS C
  2004**               2.42%*           (2.18)%*                 2.42%*                 (2.18)%*            24.35%+
  2004 ++              2.36%*           (2.17)%*                 2.37%*                 (2.18)%*           163.61%+



The accompanying notes are an integral part of the financial statements.

                                                                      PBHG FUNDS

                     Net                                                  Realized and
                    Asset                                                  Unrealized                                Distributions
                    Value              Net                                  Gains or                Total              from Net
                  Beginning        Investment         Redemption            (Losses)                from              Investment
                  of Period           Loss               Fees             on Securities          Operations             Income
------------------------------------------------------------------------------------------------------------------------------------


----------------------
PBHG LARGE CAP 20 FUND
----------------------

  PBHG CLASS
  2004**             $15.12             $(0.09) 1         --                  $(0.55)                $(0.64)              --
  2004                11.35              (0.17) 1         --                    3.94                   3.77               --
  2003                15.15              (0.09) 1         --                   (3.71)                 (3.80)              --
  2002                17.81              (0.11) 1         --                   (2.55)                 (2.66)              --
  2001                44.34              (0.12) 1         --                  (22.04)                (22.16)              --
  2000                24.10              (0.25) 1         --                   26.26                  26.01               --

  ADVISOR CLASS
  2004**             $15.01             $(0.10) 1         --                  $(0.56)                $(0.66)              --
  2004                11.30              (0.21) 1         --                    3.92                   3.71               --
  2003                15.10              (0.12) 1         --                   (3.68)                 (3.80)              --
  2002                17.80              (0.16) 1         --                   (2.54)                 (2.70)              --
  2001 2              25.20              (0.02) 1         --                   (7.38)                 (7.40)              --

  CLASS A
  2004**             $15.10             $(0.11) 1         --                  $(0.55)                $(0.66)              --
  2004 ++             13.31              (0.12) 1         --                    1.91                   1.79               --

  CLASS C
  2004**             $15.05             $(0.16) 1         --                  $(0.56)                $(0.72)2             --
  2004 ++             13.31              (0.17) 1         --                    1.91                   1.74               --

--------------------------
PBHG LARGE CAP GROWTH FUND
--------------------------

  PBHG CLASS
  2004**             $19.80             $(0.07) 1         --                  $(0.66)                $(0.73)              --
  2004                15.10              (0.15) 1         --                    4.85                   4.70               --
  2003                19.67              (0.11) 1         --                   (4.46)                 (4.57)              --
  2002                22.90              (0.14) 1         --                   (3.09)                 (3.23)              --
  2001                38.37              (0.05) 1         --                  (13.48)                (13.53)              --
  2000                24.57              (0.23) 1         --                   21.32                  21.09               --

  ADVISOR CLASS
  2004**             $19.64             $(0.09) 1         --                  $(0.66)                $(0.75)              --
  2004                15.02              (0.19) 1         --                    4.81                   4.62               --
  2003                19.62              (0.15) 1         --                   (4.45)                 (4.60)              --
  2002                22.89              (0.19) 1         --                   (3.08)                 (3.27)              --
  2001 2              29.10              (0.03) 1         --                   (6.18)                 (6.21)              --

  CLASS A
  2004**             $19.77             $(0.09) 1         --                  $(0.66)                $(0.75)              --
  2004 +++            17.45              (0.14) 1         --                    2.46                   2.32               --

  CLASS C
  2004**             $19.67             $(0.16) 1         --                  $(0.65)                $(0.81)              --
  2004 +++            17.45              (0.23) 1         --                    2.45                   2.22               --



                                                               Net                                         Net
                 Distributions                                Asset                                      Assets
                     from                                     Value                                        End
                    Capital                Total               End                   Total              of Period
                     Gains             Distributions        of Period               Return                (000)
------------------------------------------------------------------------------------------------------------------------


----------------------
PBHG LARGE CAP 20 FUND
----------------------

  PBHG CLASS
  2004**              --                      --              $14.48                (4.23)%+         $  191,082
  2004                --                      --               15.12                33.22%              217,059
  2003                --                      --               11.35               (25.08)%             209,192
  2002                --                      --               15.15               (14.94)%             333,115
  2001            $(4.37)                 $(4.37)              17.81               (53.84)%             501,921
  2000             (5.77)                  (5.77)              44.34               117.88%            1,083,460

  ADVISOR CLASS
  2004**              --                      --              $14.35                (4.40)%+         $      107
  2004                --                      --               15.01                32.83%                   96
  2003                --                      --               11.30               (25.17)%                  63
  2002                --                      --               15.10               (15.17)%                  60
  2001 2              --                      --               17.80               (29.37)%+                 71

  CLASS A
  2004**              --                      --              $14.44                (4.37)%+         $       54
  2004 ++             --                      --               15.10                13.45%+                  57

  CLASS C
  2004**              --                      --              $14.33                (4.78)% +        $       64
  2004 ++             --                      --               15.05                13.07%+                  57

--------------------------
PBHG LARGE CAP GROWTH FUND
--------------------------

  PBHG CLASS
  2004**              --                      --              $19.07                (3.69)%+         $  166,570
  2004                --                      --               19.80                31.13%              184,688
  2003                --                      --               15.10               (23.23)%             172,972
  2002                --                      --               19.67               (14.10)%             258,297
  2001            $(1.94)                 $(1.94)              22.90               (36.55)%             327,689
  2000             (7.29)                  (7.29)              38.37                98.60%              256,965

  ADVISOR CLASS
  2004**              --                      --              $18.89                (3.82)%+         $      267
  2004                --                      --               19.64                30.76%                  561
  2003                --                      --               15.02               (23.45)%                 497
  2002                --                      --               19.62               (14.29)%                 156
  2001 2              --                      --               22.89               (21.34)%+                 79

  CLASS A
  2004**              --                      --              $19.02                (3.79)%+         $       74
  2004 +++            --                      --               19.77                13.30%+                  77

  CLASS C
  2004**              --                      --              $18.86                (4.12)%+         $       60
  2004 +++            --                      --               19.67                12.72%+                  56



                                                                Ratio               Ratio of Net
                                                             of Expenses           Investment Loss
                                                             to Average              to Average
                                                             Net Assets              Net Assets
                                                             (Excluding              (Excluding
                                                              Waivers,                Waivers,
                                      Ratio of Net            Expenses                Expenses
                     Ratio             Investment               Borne                 Borne by
                  of Expenses             Loss               by Adviser              Adviser and          Portfolio
                  to Average           to Average            and Expense               Expense            Turnover
                  Net Assets           Net Assets           Reduction)^^^           Reduction)^^^           Rate
----------------------------------------------------------------------------------------------------------------------


----------------------
PBHG LARGE CAP 20 FUND
----------------------

  PBHG CLASS
  2004**              1.46%*             (1.17)%*               1.46%*                 (1.17)%*              20.75%+
  2004                1.46%              (1.24)%                1.47%                  (1.25)%               73.65%
  2003                1.48%              (0.74)%                1.48%                  (0.74)%              156.30%
  2002                1.36%              (0.66)%                1.36%                  (0.67)%              152.53%
  2001                1.23%              (0.34)%                1.23%                  (0.34)%              142.46%
  2000                1.23%              (0.82)%                1.23%                  (0.82)%              147.35%

  ADVISOR CLASS
  2004**              1.71%*             (1.42)%*               1.71%*                 (1.42)%*              20.75%+
  2004                1.71%              (1.50)%                1.72%                  (1.51)%               73.65%
  2003                1.73%              (1.00)%                1.73%                  (1.00)%              156.30%
  2002                1.61%              (0.91)%                1.61%                  (0.92)%              152.53%
  2001 2              1.54%*             (0.40)%*               1.54%*                 (0.40)%*             142.46%+

  CLASS A
  2004**              1.71%*             (1.42)%*               1.71%*                 (1.42)%*              20.75%+
  2004 ++             1.70%*             (1.56)%*               1.71%*                 (1.57)%*              73.65%+

  CLASS C
  2004**              2.46%*             (2.17)%*               2.46%*                 (2.17)%*              20.75%+
  2004 ++             2.45%*             (2.31)%*               2.46%*                 (2.32)%*              73.65%+

--------------------------
PBHG LARGE CAP GROWTH FUND
--------------------------

  PBHG CLASS
  2004**              1.33%*             (0.70)%*               1.33%*                 (0.70)%*              18.63%+
  2004                1.34%              (0.83)%                1.35%                  (0.84)%               63.17%
  2003                1.33%              (0.67)%                1.33%                  (0.67)%              124.58%
  2002                1.26%              (0.62)%                1.26%                  (0.63)%              148.93%
  2001                1.18%              (0.14)%                1.18%                  (0.14)%              146.18%
  2000                1.17%              (0.79)%                1.17%                  (0.79)%              184.36%

  ADVISOR CLASS
  2004**              1.58%*             (0.92)%*               1.58%*                 (0.92)%*              18.63%+
  2004                1.59%              (1.09)%                1.60%                  (1.10)%               63.17%
  2003                1.58%              (0.93)%                1.58%                  (0.93)%              124.58%
  2002                1.51%              (0.87)%                1.51%                  (0.88)%              148.93%
  2001 2              1.43%*             (0.42)%*               1.43%*                 (0.42)%*             146.18%+

  CLASS A
  2004**              1.58%*             (0.95)%*               1.58%*                 (0.95)%*              18.63%+
  2004 +++            1.58%*             (1.09)%*               1.59%*                 (1.10)%*              63.17%+

  CLASS C
  2004**              2.33%*             (1.70)%*               2.33%*                 (1.70)%*              18.63%+
  2004 +++            2.33%*             (1.83)%*               2.34%*                 (1.84)%*              63.17%+



The accompanying notes are an integral part of the financial statements.

PBHG FUNDS

--------------------------------------------------------------------------------
For a Share Outstanding Throughout Each Period


                     Net                                                  Realized and
                    Asset              Net                                 Unrealized                                  Distributions
                    Value          Investment                              Gains or                  Total              from Net
                  Beginning          Income          Redemption            (Losses)                  from              Investment
                  of Period           Loss              Fees             on Securities            Operations             Income
------------------------------------------------------------------------------------------------------------------------------------


-----------------------
PBHG SELECT GROWTH FUND
-----------------------

  PBHG CLASS
  2004**             $20.91         $(0.13) 1             --                  $(0.99)                $(1.12)                --
  2004                15.71          (0.28) 1             --                    5.48                   5.20                 --
  2003                22.74          (0.19)               --                   (6.84)                 (7.03)                --
  2002                26.58          (0.25) 1             --                   (3.59)                 (3.84)                --
  2001                77.81          (0.24) 1             --                  (48.55)                (48.79)                --
  2000                25.93          (0.34) 1             --                   58.71                  58.37                 --

  CLASS A
  2004**             $20.88         $(0.16) 1             --                  $(0.98)                $(1.14)                --
  2004 ++             19.43          (0.18) 1             --                    1.63                   1.45                 --

  CLASS C
  2004**             $20.80         $(0.23) 1             --                  $(0.98)                $(1.21)                --
  2004 ++             19.43          (0.26) 1             --                    1.63                   1.37                 --

---------------------------------
PBHG STRATEGIC SMALL COMPANY FUND
---------------------------------

  PBHG CLASS
  2004**             $13.68         $(0.08) 1             --                  $(0.89)                $(0.97)                --
  2004                 8.72          (0.14) 1             --                    5.10                   4.96                 --
  2003                13.37          (0.11) 1             --                   (4.54)                 (4.65)                --
  2002                12.08          (0.13) 1             --                    1.42                   1.29                 --
  2001                19.34          (0.11) 1             --                   (4.55)                 (4.66)                --
  2000                10.54          (0.13) 1             --                   10.18                  10.05                 --

  ADVISOR CLASS
  2004**             $13.63         $(0.10) 1             --                  $(0.88)                $(0.98)                --
  2004                 8.71          (0.18) 1             --                    5.10                   4.92                 --
  2003 3               9.29          (0.07) 1             --                   (0.51)                 (0.58)                --

  CLASS A
  2004**             $13.66         $(0.10) 1             --                  $(0.89)                $(0.99)                --
  2004 +++            11.72          (0.13) 1             --                    2.07                   1.94                 --

  CLASS C
  2004**             $13.59         $(0.14) 1             --                  $(0.89)                $(1.03)                --
  2004 +++            11.72          (0.19) 1             --                    2.06                   1.87                 --

--------------------------------
ANALYTIC DISCIPLINED EQUITY FUND
--------------------------------

  PBHG CLASS
  2004**            $  9.84          $0.03 1              --                  $(0.17)                $(0.14)                --
  2004                 7.35           0.05 1              --                    2.48                   2.53             $(0.04)
  2003                10.42           0.06                --                   (3.06)                 (3.00)             (0.07)
  2002 4              10.33           0.02                --                    0.07                   0.09                 --
  2001 5              11.09           0.07                --                   (0.76)                 (0.69)             (0.07)
  2000 5              12.31           0.06                --                   (1.20)                 (1.14)             (0.06)
  1999 5              10.90           0.10                --                    2.06                   2.16              (0.10)

  CLASS A
  2004**            $  9.83          $0.02 1              --                  $(0.17)                $(0.15)                --
  2004 +++             8.66           0.03 1              --                    1.18                   1.21             $(0.04)

  CLASS C
  2004**            $  9.81         $(0.02) 1             --                  $(0.17)                $(0.19)                --
  2004 +++             8.66          (0.02) 1             --                    1.18                   1.16             $(0.01)



                                                                  Net                                       Net
                  Distributions                                  Asset                                    Assets
                      from                                       Value                                      End
                     Capital                Total                 End                 Total              of Period
                      Gains             Distributions          of Period             Return                (000)
------------------------------------------------------------------------------------------------------------------------


-----------------------
PBHG SELECT GROWTH FUND
-----------------------

  PBHG CLASS
  2004**                --                      --              $19.79                (5.36)%+         $  199,586
  2004                  --                      --               20.91                33.10%              231,034
  2003                  --                      --               15.71               (30.91)%             225,127
  2002                  --                      --               22.74               (14.45)%             413,134
  2001              $(2.44)                 $(2.44)              26.58               (64.23)%             662,551
  2000               (6.49)                  (6.49)              77.81               240.82%            1,691,298

  CLASS A
  2004**                --                      --              $19.74                (5.46)%+         $       51
  2004 ++               --                      --               20.88                 7.46%+                  54

  CLASS C
  2004**                --                      --              $19.59                (5.82)%+         $       50
  2004 ++               --                      --               20.80                 7.05%+                  54

---------------------------------
PBHG STRATEGIC SMALL COMPANY FUND
---------------------------------

  PBHG CLASS
  2004**                --                      --              $12.71                (7.09)%+         $   55,186
  2004                  --                      --               13.68                56.88%               69,838
  2003                  --                      --                8.72               (34.78)%              57,738
  2002                  --                      --               13.37                10.68%               86,243
  2001              $(2.60)                 $(2.60)              12.08               (27.04)%              76,331
  2000               (1.25)                  (1.25)              19.34                99.74%               75,225

  ADVISOR CLASS
  2004**                --                      --              $12.65                (7.19)%+         $    1,598
  2004                  --                      --               13.63                56.49%                1,779
  2003 3                --                      --                8.71                (8.99)%+                509

  CLASS A
  2004**                --                      --              $12.67                (7.25)%+         $       54
  2004 +++              --                      --               13.66                16.55%+                  65

  CLASS C
  2004**                --                      --              $12.56                (7.58)%+         $       54
  2004 +++              --                      --               13.59                15.96%+                  58

--------------------------------
ANALYTIC DISCIPLINED EQUITY FUND
--------------------------------

  PBHG CLASS
  2004**                --                      --              $ 9.70                (1.42)%+         $   61,848
  2004                  --                  $(0.04)               9.84                34.50%               65,668
  2003                  --                   (0.07)               7.35               (28.83)%              53,983
  2002 4                --                      --               10.42                 0.89%+             101,615
  2001 5                --                   (0.07)              10.33                (6.22)%              95,031
  2000 5           $ (0.02)                  (0.08)              11.09                (9.33)%             118,545
  1999 5             (0.65)                  (0.75)              12.31                20.06%              145,185

  CLASS A
  2004**                --                      --              $ 9.68                (1.53)%+         $      243
  2004 +++              --                  $(0.04)               9.83                13.95%+                  82

  CLASS C
  2004**                --                      --              $ 9.62                (1.94)%+         $       81
  2004 +++              --                  $(0.01)               9.81                13.41%+                  78


                                                                                 Ratio of
                                                              Ratio of         Net Investment
                                                              Expenses          Income (Loss)
                                                              to Average         to Average
                                                              Net Assets         Net Assets
                                                             (Excluding          (Excluding
                                      Ratio of Net            Waivers,            Waivers,
                                       Investment             Expenses            Expenses
                     Ratio               Income                 Borne             Borne by
                  of Expenses            (Loss)               by Adviser          Adviser and         Portfolio
                  to Average           to Average            and Expense           Expense           Turnover
                  Net Assets           Net Assets           Reduction)^^^       Reduction)^^^          Rate
-----------------------------------------------------------------------------------------------------------------


-----------------------
PBHG SELECT GROWTH FUND
-----------------------

  PBHG CLASS
  2004**               1.52%*             (1.33)%*               1.52%*           (1.33)%*              67.29%+
  2004                 1.52%              (1.44)%                1.53%            (1.45)%              179.85%
  2003                 1.55%              (1.02)%                1.55%            (1.02)%              381.73%
  2002                 1.38%              (0.94)%                1.38%            (0.95)%              301.58%
  2001                 1.26%              (0.43)%                1.26%            (0.43)%              157.72%
  2000                 1.18%              (0.68)%                1.18%            (0.68)%              200.56%

  CLASS A
  2004**               1.77%*             (1.58)%*               1.77%*           (1.58)%*              67.29%+
  2004 ++              1.76%*             (1.68)%*               1.77%*           (1.69)%*             179.85%+

  CLASS C
  2004**               2.52%*             (2.33)%*               2.52%*           (2.33)%*              67.29%+
  2004 ++              2.51%*             (2.43)%*               2.52%*           (2.44)%*             179.85%+

---------------------------------
PBHG STRATEGIC SMALL COMPANY FUND
---------------------------------

  PBHG CLASS
  2004**               1.50%*             (1.27)%*               1.65%*           (1.42)%*              40.99%+
  2004                 1.50%              (1.14)%                1.60%            (1.24)%               96.80%
  2003                 1.50%              (1.09)%                1.57%            (1.16)%              113.26%
  2002                 1.50%              (0.96)%                1.52%            (0.97)%              118.88%
  2001                 1.50%              (0.63)%                1.50%            (0.63)%              143.04%
  2000                 1.50%              (0.93)%                1.55%            (0.98)%              240.55%

  ADVISOR CLASS
  2004**               1.75%*             (1.51)%*               1.90%*           (1.66)%*              40.99%+
  2004                 1.75%              (1.41)%                1.85%            (1.51)%               96.80%
  2003 3               1.75%*             (1.28)%*               1.87%*           (1.40)%*             113.26%

  CLASS A
  2004**               1.75%*             (1.51)%*               1.90%*           (1.66)%*              40.99%+
  2004 +++             1.75%*             (1.43)%*               1.87%*           (1.55)%*              96.80%+

  CLASS C
  2004**               2.50%*             (2.26)%*               2.65%*           (2.41)%*              40.99%+
  2004 +++             2.50%*             (2.18)%*               2.62%*           (2.30)%*              96.80%+

--------------------------------
ANALYTIC DISCIPLINED EQUITY FUND
--------------------------------

  PBHG CLASS
  2004**               1.29%*              0.57%*                1.29%*            0.57%*              102.27%+
  2004                 1.24%               0.59%                 1.25%             0.58%               267.41%
  2003                 1.19%               0.62%                 1.31%             0.50%               212.69%
  2002 4               0.99%*              0.63%*                1.33%*            0.29%*               65.99%+
  2001 5               0.99%               0.64%                 1.09%             0.54%               229.00%
  2000 5               0.97%               0.53%                 0.97%             0.53%               270.00%
  1999 5               0.99%               1.08%                 1.11%             0.96%               261.00%

  CLASS A
  2004**               1.54%*              0.44%*                1.54%*            0.44%*              102.27%+
  2004 +++             1.48%*              0.41%*                1.49%*            0.40%*              267.41%+

  CLASS C
  2004**               2.29%*             (0.42)%*               2.29%*           (0.42)%*             102.27%+
  2004 +++             2.23%*             (0.35)%*               2.24%*           (0.36)%*             267.41%+


The accompanying notes are an integral part of the financial statements.

                                                                      PBHG FUNDS


                     Net                                                  Realized and
                    Asset              Net                                 Unrealized                                Distributions
                    Value          Investment                               Gains or                Total              from Net
                  Beginning          Income           Redemption            (Losses)                from              Investment
                  of Period          (Loss)              Fees             on Securities          Operations             Income
-----------------------------------------------------------------------------------------------------------------------------------


-----------------
PBHG FOCUSED FUND
-----------------

  PBHG CLASS
  2004**             $17.19         $(0.05) 1             --                  $(0.35)             $(0.40)                   --
  2004                12.01          (0.02) 1             --                    5.20                5.18                    --
  2003                16.20          (0.02)               --                   (4.17)              (4.19)                   --
  2002                17.41          (0.04) 1             --                   (1.03)              (1.07)               $(0.06)
  2001                18.51           0.07 1              --                   (0.74)              (0.67)                   --
  2000                10.46          (0.01) 1             --                    8.93                8.92                    --

  CLASS A
  2004**             $17.17         $(0.07) 1             --                  $(0.35)             $(0.42)                   --
  2004 ++             14.79          (0.03) 1             --                    2.41                2.38                    --

  CLASS C
  2004**             $17.10         $(0.13) 1             --                  $(0.34)             $(0.47)                   --
  2004 ++             14.79          (0.09) 1             --                    2.40                2.31                    --

--------------------
PBHG LARGE CAP FUND
--------------------

  PBHG CLASS
  2004**             $11.93          $0.02 1              --                  $(0.19)             $(0.17)                   --
  2004                 9.50           0.15 1              --                    2.43                2.58                $(0.15)
  2003                13.34           0.13 1              --                   (3.82)              (3.69)                (0.15)
  2002                13.90           0.03 1              --                   (0.57)              (0.54)                (0.02)
  2001                11.97           0.21 1              --                    2.21                2.42                 (0.08)
  2000                13.85           0.12                --                    1.78                1.90                 (0.08)

  ADVISOR CLASS
  2004**             $11.89          $0.01 1              --                  $(0.19)             $(0.18)                   --
  2004                 9.48           0.12 1              --                    2.42                2.54                $(0.13)
  2003                13.30           0.09 1              --                   (3.79)              (3.70)                (0.12)
  2002                13.88             -- 1              --                   (0.58)              (0.58)                   --
  2001 2              13.88           0.01 1              --                   (0.01)                 --                    --

  CLASS A
  2004**             $11.92          $0.01 1              --                  $(0.19)             $(0.18)                   --
  2004 ++             11.08           0.05 1              --                    0.93                0.98                $(0.14)

  CLASS C
  2004**             $11.89         $(0.04) 1             --                  $(0.18)             $(0.22)                   --
  2004 ++             11.08           0.01 1              --                    0.92                0.93                $(0.12)



                                                                 Net                                Net
                   Distributions                                Asset                             Assets
                       from                                     Value                               End
                      Capital                Total               End          Total              of Period
                       Gains             Distributions        of Period      Return                (000)
-----------------------------------------------------------------------------------------------------------------


-----------------
PBHG FOCUSED FUND
-----------------

  PBHG CLASS
  2004**                   --                    --            $16.79        (2.33)%+           $ 19,976
  2004                     --                    --             17.19        43.13%               26,574
  2003                     --                    --             12.01       (25.86)%              23,293
  2002                 $(0.08)               $(0.14)            16.20        (6.18)%              34,675
  2001                  (0.43)                (0.43)            17.41        (3.59)%              58,724
  2000                  (0.87)                (0.87)            18.51        89.17%               22,556

  CLASS A
  2004**                   --                    --            $16.75        (2.45)%+           $     57
  2004 ++                  --                    --             17.17        16.09%+                  58

  CLASS C
  2004**                   --                    --            $16.63        (2.75)%+           $     56
  2004 ++                  --                    --             17.10        15.62%+                  58

--------------------
PBHG LARGE CAP FUND
--------------------

  PBHG CLASS
  2004**                   --                    --            $11.76        (1.42)%+           $157,047
  2004                     --                $(0.15)            11.93        27.20%              214,710
  2003                     --                 (0.15)             9.50       (27.73)%             283,989
  2002                     --                 (0.02)            13.34        (3.86)%             524,236
  2001                 $(0.41)                (0.49)            13.90        20.42%              425,414
  2000                  (3.70)                (3.78)            11.97        14.25%               32,922

  ADVISOR CLASS
  2004**                   --                    --            $11.71        (1.51)%+           $    501
  2004                     --                $(0.13)            11.89        26.81%                  723
  2003                     --                 (0.12)             9.48       (27.86)%                 451
  2002                     --                    --             13.30        (4.15)%                 195
  2001 2                   --                    --             13.88         0.00%+                 100

  CLASS A
  2004**                   --                    --            $11.74        (1.51)%+           $     54
  2004 ++                  --                $(0.14)            11.92         8.91%+                  54

  CLASS C
  2004**                   --                    --            $11.67        (1.85)%+           $     53
  2004 ++                  --                $(0.12)            11.89         8.49%+                  54



                                                                 Ratio               Ratio of Net
                                                              of Expenses             Investment
                                                              to Average             Income (Loss)
                                                              Net Assets              to Average
                                                              (Excluding              Net Assets
                                        Ratio of Net           Waivers,               (Excluding
                                        Investment             Expenses            Waivers, Expenses
                       Ratio              Income                 Borne                 Borne by
                    of Expenses           (Loss)              by Adviser              Adviser and           Portfolio
                    to Average          to Average            and Expense               Expense             Turnover
                    Net Assets          Net Assets           Reduction)^^^           Reduction)^^^            Rate
-----------------------------------------------------------------------------------------------------------------------------


-----------------
PBHG FOCUSED FUND
-----------------

  PBHG CLASS
  2004**               1.50%*             (0.59)%*               1.72%*                 (0.81)%*             114.33%+
  2004                 1.50%              (0.15)%                1.54%                  (0.19)%              240.63%
  2003                 1.50%              (0.23)%                1.50%                  (0.23)%              281.70%
  2002                 1.37%              (0.24)%                1.37%                  (0.25)%              433.98%
  2001                 1.34%               0.37%                 1.34%                   0.37%               404.36%
  2000                 1.50%              (0.10)%                1.55%                  (0.15)%              853.36%

  CLASS A
  2004**               1.75%*             (0.82)%*               1.97%*                 (1.04)%*             114.33%+
  2004 ++              1.77%*             (0.36)%*               1.85%*                 (0.44)%*             240.63%+

  CLASS C
  2004**               2.50%*             (1.58)%*               2.72%*                 (1.80)%*             114.33%+
  2004 ++              2.52%*             (1.11)%*               2.60%*                 (1.19)%*             240.63%+

--------------------
PBHG LARGE CAP FUND
--------------------

  PBHG CLASS
  2004**               1.23%*              0.33%*                1.23%*                  0.33%*               94.10%+
  2004                 1.20%               1.34%                 1.21%                   1.33%               252.96%
  2003                 1.20%               1.18%                 1.20%                   1.18%               428.30%
  2002                 1.14%               0.24%                 1.14%                   0.24%               947.66%
  2001                 1.16%               0.91%                 1.16%                   0.91%              1184.89%
  2000                 1.11%               0.71%                 1.11%                   0.71%              1018.03%

  ADVISOR CLASS
  2004**               1.48%*              0.10%*                1.48%*                  0.10%*               94.10%+
  2004                 1.45%               1.03%                 1.46%                   1.02%               252.96%
  2003                 1.45%               0.86%                 1.45%                   0.86%               428.30%
  2002                 1.39%              (0.04)%                1.39%                  (0.04)%              947.66%
  2001 2               1.40%*              0.39%*                1.40%*                  0.39%*             1184.89%+

  CLASS A
  2004**               1.48%*              0.09%*                1.48%*                  0.09%*               94.10%+
  2004 ++              1.45%*              0.86%*                1.46%*                  0.85%*              252.96%+

  CLASS C
  2004**               2.23%*             (0.66)%*               2.23%*                 (0.66)%*              94.10%+
  2004 ++              2.20%*              0.11%*                2.21%*                  0.10%*              252.96%+


The accompanying notes are an integral part of the financial statements.

PBHG FUNDS

--------------------------------------------------------------------------------
For a Share Outstanding Throughout Each Period



                     Net                                                  Realized and
                    Asset              Net                                 Unrealized                             Distributions
                    Value          Investment                               Gains or                Total           from Net
                  Beginning          Income           Redemption            (Losses)                from           Investment
                  of Period          (Loss)              Fees             on Securities          Operations          Income
---------------------------------------------------------------------------------------------------------------------------------


-----------------
PBHG MID-CAP FUND
-----------------

  PBHG CLASS
  2004**             $17.93         $(0.04) 1             --                  $(0.28)                $(0.32)             --
  2004                12.29          (0.07) 1             --                    5.71                   5.64              --
  2003                15.74          (0.04) 1             --                   (3.41)                 (3.45)             --
  2002                14.44          (0.02) 1             --                    1.32                   1.30              --
  2001                13.82           0.09  1             --                    1.20                   1.29          $(0.03)
  2000                15.09          (0.02) 1             --                    5.03                   5.01              --

  ADVISOR CLASS
  2004**             $17.82         $(0.06) 1             --                  $(0.29)                $(0.35)             --
  2004                12.25          (0.11) 1             --                    5.68                   5.57              --
  2003                15.72          (0.07) 1             --                   (3.40)                 (3.47)             --
  2002 6              13.90          (0.03) 1             --                    1.85                   1.82              --

  CLASS A
  2004**             $17.90         $(0.06) 1             --                  $(0.29)                $(0.35)             --
  2004 +++            14.59          (0.08) 1             --                    3.39                   3.31              --

  CLASS C
  2004**             $17.82         $(0.12) 1             --                  $(0.29)                $(0.41)             --
  2004 +++            14.59          (0.16) 1             --                    3.39                   3.23              --

-------------------
PBHG SMALL CAP FUND
-------------------

  PBHG CLASS
  2004**             $20.29         $(0.10) 1             --                  $(0.84)                $(0.94)             --
  2004                13.27          (0.15) 1             --                    7.17                   7.02              --
  2003                20.65          (0.13) 1             --                   (7.25)                 (7.38)             --
  2002                18.48          (0.14) 1             --                    2.31                   2.17              --
  2001                18.75          (0.02) 1             --                    0.58                   0.56              --
  2000                11.38          (0.08) 1             --                    7.45                   7.37              --

  ADVISOR CLASS
  2004**             $20.15         $(0.13) 1             --                  $(0.83)                $(0.96)             --
  2004                13.20          (0.19) 1             --                    7.14                   6.95              --
  2003                20.60          (0.17) 1             --                   (7.23)                 (7.40)             --
  2002                18.47          (0.22) 1             --                    2.35                   2.13              --
  2001 2              19.67          (0.02) 1             --                   (1.18)                 (1.20)             --

  CLASS A
  2004**             $20.27         $(0.13) 1             --                  $(0.84)                $(0.97)             --
  2004 ++             16.80          (0.11) 1             --                    3.58                   3.47              --

  CLASS C
  2004**             $20.19         $(0.20) 1             --                  $(0.83)                $(1.03)             --
  2004 ++             16.80          (0.18) 1             --                    3.57                   3.39              --



                                                                Net                                        Net
                 Distributions                                 Asset                                     Assets
                     from                                      Value                                       End
                    Capital                Total                End                  Total              of Period
                     Gains             Distributions         of Period              Return                (000)
----------------------------------------------------------------------------------------------------------------------


-----------------
PBHG MID-CAP FUND
-----------------

  PBHG CLASS
  2004**              --                      --              $17.61                (1.78)%+         $  416,845
  2004                --                      --               17.93                45.89%              452,530
  2003                --                      --               12.29               (21.92)%             288,030
  2002                --                      --               15.74                 9.00%              464,987
  2001            $(0.64)                 $(0.67)              14.44                 9.43%              231,117
  2000             (6.28)                  (6.28)              13.82                42.21%               60,690

  ADVISOR CLASS
  2004**              --                      --              $17.47                (1.96)%+         $    6,459
  2004                --                      --               17.82                45.47%                6,493
  2003                --                      --               12.25               (22.07)%               1,634
  2002 6              --                      --               15.72                13.09%+                 127

  CLASS A
  2004**              --                      --              $17.55                (1.96)%+         $      229
  2004 +++            --                      --               17.90                22.69%+                 191

  CLASS C
  2004**              --                      --              $17.41                (2.30)%+         $       98
  2004 +++            --                      --               17.82                22.14%+                  92

-------------------
PBHG SMALL CAP FUND
-------------------

  PBHG CLASS
  2004**              --                      --              $19.35                (4.63)%+         $   62,221
  2004                --                      --               20.29                52.90%              102,497
  2003                --                      --               13.27               (35.74)%             102,497
  2002                --                      --               20.65                11.74%              290,007
  2001            $(0.83)                 $(0.83)              18.48                 2.99%              251,994
  2000                --                      --               18.75                64.76%               92,634

  ADVISOR CLASS
  2004**              --                      --              $19.19                (4.76)%+         $       74
  2004                --                      --               20.15                52.65%                   97
  2003                --                      --               13.20               (35.92)%                 165
  2002                --                      --               20.60                11.53%                  364
  2001 2              --                      --               18.47                (6.10)%+                 94

  CLASS A
  2004**              --                      --              $19.30                (4.79)%+         $       68
  2004 ++             --                      --               20.27                20.65%+                  60

  CLASS C
  2004**              --                      --              $19.16                (5.10)%+         $       62
  2004 ++             --                      --               20.19                20.18%+                  60



                                                              Ratio               Ratio of Net
                                                           of Expenses             Investment
                                                           to Average             Income (Loss)
                                                           Net Assets              to Average
                                                           (Excluding              Net Assets
                                     Ratio of Net           Waivers,               (Excluding
                                     Investment             Expenses            Waivers, Expenses
                       Ratio           Income                 Borne                 Borne by
                    of Expenses        (Loss)              by Adviser              Adviser and           Portfolio
                    to Average       to Average            and Expense               Expense             Turnover
                    Net Assets       Net Assets           Reduction)^^^           Reduction)^^^            Rate
--------------------------------------------------------------------------------------------------------------------------


-----------------
PBHG MID-CAP FUND
-----------------

  PBHG CLASS
  2004**               1.35%*          (0.43)%*               1.35%*                 (0.43)%*              62.74%+
  2004                 1.37%           (0.47)%                1.38%                  (0.48)%              143.80%
  2003                 1.40%           (0.33)%                1.40%                  (0.33)%              195.22%
  2002                 1.32%           (0.15)%                1.32%                  (0.15)%              236.85%
  2001                 1.35%            0.40%                 1.35%                   0.40%               248.10%
  2000                 1.44%           (0.15)%                1.44%                  (0.15)%              742.57%

  ADVISOR CLASS
  2004**               1.60%*          (0.67)%*               1.60%*                 (0.67)%*              62.74%+
  2004                 1.62%           (0.72)%                1.63%                  (0.73)%              143.80%
  2003                 1.65%           (0.54)%                1.65%                  (0.54)%              195.22%
  2002 6               1.55%*          (0.49)%*               1.55%*                 (0.49)%*             236.85%+

  CLASS A
  2004**               1.60%*          (0.66)%*               1.60%*                 (0.66)%*              62.74%+
  2004 +++             1.62%*          (0.69)%*               1.63%*                 (0.70)%*             143.80%+

  CLASS C
  2004**               2.35%*          (1.42)%*               2.35%*                 (1.42)%*              62.74%+
  2004 +++             2.37%*          (1.43)%*               2.38%*                 (1.44)%*             143.80%+

-------------------
PBHG SMALL CAP FUND
-------------------

  PBHG CLASS
  2004**               1.50%*          (1.09)%*               1.63%*                 (1.22)%*              47.65%+
  2004                 1.50%           (0.84)%                1.56%                  (0.90)%              116.57%
  2003                 1.50%           (0.83)%                1.59%                  (0.92)%              115.44%
  2002                 1.48%           (0.72)%                1.48%                  (0.72)%              144.85%
  2001                 1.49%           (0.09)%                1.49%                  (0.09)%              177.69%
  2000                 1.50%           (0.56)%                1.58%                  (0.64)%              352.85%

  ADVISOR CLASS
  2004**               1.75%*          (1.34)%*               1.88%*                 (1.47)%*              47.65%+
  2004                 1.74%           (1.11)%                1.80%                  (1.17)%              116.57%
  2003                 1.75%           (1.08)%                1.84%                  (1.17)%              115.44%
  2002                 1.73%           (1.12)%                1.73%                  (1.12)%              144.85%
  2001 2               1.73%*          (0.34)%*               1.73%*                 (0.34)%*             177.69%+

  CLASS A
  2004**               1.75%*          (1.34)%*               1.88%*                 (1.47)%*              47.65%+
  2004 ++              1.74%*          (1.16)%*               1.83%*                 (1.25)%*             116.57%+

  CLASS C
  2004**               2.50%*          (2.09)%*               2.63%*                 (2.22)%*              47.65%+
  2004 ++              2.49%*          (1.91)%*               2.58%*                 (2.00)%*             116.57%+


The accompanying notes are an integral part of the financial statements.

                                                                      PBHG FUNDS


                     Net                                                  Realized and
                    Asset              Net                                 Unrealized                           Distributions
                    Value          Investment                               Gains or             Total            from Net
                  Beginning          Income           Redemption            (Losses)             from            Investment
                  of Period          (Loss)              Fees             on Securities       Operations           Income
------------------------------------------------------------------------------------------------------------------------------


------------------
CLIPPER FOCUS FUND
------------------

  PBHG CLASS
  2004**             $15.88          $0.04 1              --                      --               $0.04               --
  2004                11.84           0.05 1              --                  $ 4.07                4.12           $(0.06)
  2003                16.40           0.14                --                   (4.31)              (4.17)           (0.15)
  2002 7              15.92           0.20                --                    2.34                2.54            (0.14)
  2001 8              10.87           0.21                --                    5.49                5.70            (0.21)
  2000 8              12.19           0.16                --                   (1.18)              (1.02)           (0.16)
  1999 8,9            10.00           0.05                --                    2.18                2.23            (0.04)

  ADVISOR CLASS
  2004**             $15.86          $0.03 1              --                  $(0.01)              $0.02               --
  2004 ++++           14.23           0.04 1              --                    1.66                1.70           $(0.05)

  CLASS A
  2004**             $15.86          $0.03 1              --                  $(0.01)              $0.02               --
  2004 +++            14.22           0.03 1              --                    1.69                1.72           $(0.06)

  CLASS C
  2004**             $15.80         $(0.03) 1             --                  $(0.01)             $(0.04)              --
  2004 +++            14.22          (0.05) 1             --                    1.69                1.64           $(0.04)

-------------------------
TS&W SMALL CAP VALUE FUND
-------------------------

  PBHG CLASS
  2004**             $20.80         $(0.07) 1             --                   $1.41               $1.34               --
  2004^               16.12          (0.05) 1             --                    4.89                4.84               --

  CLASS A
  2004**             $20.76         $(0.09) 1             --                   $1.40               $1.31               --
  2004+++             16.20          (0.08) 1             --                    4.80                4.72               --

  CLASS C
  2004**             $20.65         $(0.17) 1             --                   $1.39               $1.22               --
  2004+++             16.20          (0.18) 1             --                    4.79                4.61               --



                                                                 Net                                Net
                  Distributions                                 Asset                             Assets
                      from                                      Value                               End
                     Capital                Total                End            Total            of Period
                      Gains             Distributions         of Period        Return              (000)
----------------------------------------------------------------------------------------------------------------


------------------
CLIPPER FOCUS FUND
------------------

  PBHG CLASS
  2004**                 --                     --           $15.92             0.25%+          $1,169,551
  2004               $(0.02)                $(0.08)           15.88            34.82%            1,128,195
  2003                (0.24)                 (0.39)           11.84           (25.73)%             647,508
  2002 7              (1.92)                 (2.06)           16.40            17.48%+             621,735
  2001 8              (0.44)                 (0.65)           15.92            53.22%              272,069
  2000 8              (0.14)                 (0.30)           10.87            (8.39)%              84,226
  1999 8,9               --                  (0.04)           12.19            22.33%+              64,135

  ADVISOR CLASS
  2004**                 --                     --           $15.88             0.13%+          $    1,257
  2004 ++++          $(0.02)                $(0.07)           15.86            11.97%+                 723

  CLASS A
  2004**                 --                     --           $15.88             0.13%+          $    5,708
  2004 +++           $(0.02)                $(0.08)           15.86            12.07%+               2,555

  CLASS C
  2004**                 --                     --           $15.76            (0.25)%+         $    7,287
  2004 +++           $(0.02)                $(0.06)           15.80            11.56%+               3,093

-------------------------
TS&W SMALL CAP VALUE FUND
-------------------------

  PBHG CLASS
  2004**                 --                     --           $22.14             6.44%+          $   55,382
  2004^              $(0.16)                $(0.16)           20.80            30.16%+              25,553

  CLASS A
  2004**                 --                     --           $22.07             6.31%+          $      312
  2004+++            $(0.16)                $(0.16)           20.76            29.26%+                 198

  CLASS C
  2004**                 --                     --           $21.87             5.91%+          $      301
  2004+++            $(0.16)                $(0.16)           20.65            28.58%+                 153



                                                                  Ratio              Ratio of Net
                                                               of Expenses            Investment
                                                               to Average            Income (Loss)
                                                               Net Assets             to Average
                                                               (Excluding             Net Assets
                                        Ratio of Net            Waivers,              (Excluding
                                        Investment              Expenses           Waivers, Expenses
                       Ratio              Income                  Borne                Borne by
                    of Expenses           (Loss)               by Adviser             Adviser and           Portfolio
                    to Average          to Average             and Expense              Expense             Turnover
                    Net Assets          Net Assets            Reduction)^^^          Reduction)^^^            Rate
-----------------------------------------------------------------------------------------------------------------------------------


------------------
CLIPPER FOCUS FUND
------------------

  PBHG CLASS
  2004**               1.47%*              0.50%*                1.47%*                  0.50%*                6.50%+
  2004                 1.48%               0.36%                 1.49%                   0.35%                24.31%
  2003                 1.45%               1.00%                 1.52%                   0.93%                50.05%
  2002 7               1.40%*              1.26%*                1.44%*                  1.23%*               39.02%+
  2001 8               1.40%               1.41%                 1.41%                   1.40%               111.00%
  2000 8               1.40%               1.47%                 1.47%                   1.40%                54.00%
  1999 8,9             1.40%*              1.05%*                2.08%*                  0.37%*               22.00%+

  ADVISOR CLASS
  2004**               1.72%*              0.33%*                1.72%*                  0.33%*                6.50%+
  2004 ++++            1.75%*              0.35%*                1.76%*                  0.34%*               24.31%+

  CLASS A
  2004**               1.72%*              0.35%*                1.72%*                  0.35%*                6.50%+
  2004 +++             1.75%*              0.25%*                1.76%*                  0.24%*               24.31%+

  CLASS C
  2004**               2.47%*             (0.42)%*               2.47%*                 (0.42)%*               6.50%+
  2004 +++             2.50%*             (0.48)%*               2.51%*                 (0.49)%*              24.31%+

-------------------------
TS&W SMALL CAP VALUE FUND
-------------------------

  PBHG CLASS
  2004**               1.50%*             (0.62)%*               1.62%*                 (0.74)%*              17.89%+
  2004^                1.50%*             (0.42)%*               1.73%*                 (0.65)%*              27.33%+

  CLASS A
  2004**               1.75%*             (0.89)%*               1.87%*                 (1.01)%*              17.89%+
  2004+++              1.75%*             (0.68)%*               1.99%*                 (0.92)%*              27.33%+

  CLASS C
  2004**               2.50%*             (1.62)%*               2.62%*                 (1.74)%*              17.89%+
  2004+++              2.50%*             (1.43)%*               2.74%*                 (1.67)%*              27.33%+


The accompanying notes are an integral part of the financial statements.

PBHG FUNDS

--------------------------------------------------------------------------------
For a Share Outstanding Throughout Each Period



                       Net                                       Realized and
                      Asset         Net                            Unrealized                               Distributions
                      Value      Investment                         Gains or                 Total             from Net
                    Beginning      Income       Redemption          (Losses)                  from           Investment
                   of Period       (Loss)          Fees          on Securities             Operations           Income
----------------------------------------------------------------------------------------------------------------------------


-----------------
HEITMAN REIT FUND
-----------------

  PBHG CLASS
  2004**             $11.66        $0.14 1           --              $0.19 ^^^^               $0.33            $(0.14)
  2004                 8.06         0.31 1           --               3.80                     4.11             (0.34)
  2003                 9.58         0.30 1           --              (0.87)                   (0.57)            (0.31)
  2002                 8.78         0.09             --               0.80                     0.89             (0.09)
  2001 5,10            9.56         0.47             --               0.46                     0.93             (0.45)
  2000 5               8.04         0.36             --               1.60                     1.96             (0.36)
  1999 5               8.62         0.43             --              (0.54)                   (0.11)            (0.47)

  ADVISOR CLASS
  2004**             $11.61        $0.13 1           --              $0.19 ^^^^               $0.32            $(0.13)
  2004                 8.03         0.30 1           --               3.76                     4.06             (0.31)
  2003                 9.55         0.27 1           --              (0.86)                   (0.59)            (0.30)
  2002                 8.75         0.09             --               0.79                     0.88             (0.08)
  2001 5,10            9.55         0.43             --               0.45                     0.88             (0.43)
  2000 5               8.04         0.31             --               1.60                     1.91             (0.33)
  1999 5               8.62         0.39             --              (0.53)                   (0.14)            (0.44)

  CLASS A
  2004**             $11.66        $0.13 1           --              $0.19 ^^^^               $0.32            $(0.13)
  2004 ++              9.84         0.14 1           --               2.02                     2.16             (0.20)

  CLASS C
  2004**             $11.65        $0.09 1           --              $0.18 ^^^^               $0.27            $(0.09)
  2004 ++              9.84         0.03 1           --               2.09                     2.12             (0.17)

-------------------------------------
PBHG TECHNOLOGY & COMMUNICATIONS FUND
-------------------------------------

  PBHG CLASS
  2004**             $10.77       $(0.07) 1          --             $(0.79)                  $(0.86)               --
  2004                 7.31        (0.14) 1          --               3.60                     3.46                --
  2003                14.79        (0.11) 1          --              (7.37)                   (7.48)               --
  2002                19.70        (0.21) 1          --              (4.70)                   (4.91)               --
  2001                85.02        (0.46) 1          --             (59.61)                  (60.07)               --
  2000                27.59        (0.54) 1          --              62.84                    62.30                --

  ADVISOR CLASS
  2004**             $10.68       $(0.08) 1          --             $(0.78)                  $(0.86)               --
  2004                 7.27        (0.16) 1          --               3.57                     3.41                --
  2003                14.75        (0.13) 1          --              (7.35)                   (7.48)               --
  2002                19.70        (0.23) 1          --              (4.72)                   (4.95)               --
  2001 2              34.43        (0.04) 1          --             (14.69)                  (14.73)               --

  CLASS A
  2004**             $10.75       $(0.08) 1          --             $(0.79)                  $(0.87)               --
  2004 ++              9.69        (0.08) 1          --               1.14                     1.06                --

  CLASS C
  2004**             $10.71       $(0.12) 1          --             $(0.78)                  $(0.90)               --
  2004 ++              9.69        (0.13) 1          --               1.15                     1.02                --



                                                                           Net                              Net
                    Distributions                                         Asset                            Assets
                        from            Return                            Value                             End
                       Capital            of              Total            End          Total            of Period
                        Gains           Capital       Distributions     of Period      Return              (000)
---------------------------------------------------------------------------------------------------------------------


-----------------
HEITMAN REIT FUND
-----------------

  PBHG CLASS
  2004**                   --              --            $(0.14)         $11.85         2.92%+          $  129,687
  2004                 $(0.12)         $(0.05) 11         (0.51)          11.66        52.08%              133,980
  2003                  (0.61)          (0.03) 11         (0.95)           8.06        (5.73)%              70,039
  2002                     --              --             (0.09)           9.58        10.11%+              76,679
  2001 5,10             (1.21)          (0.05) 11         (1.71)           8.78        10.41%               61,378
  2000 5                   --           (0.08) 11         (0.44)           9.56        24.90%               75,013
  1999 5                   --              --             (0.47)           8.04        (1.16)%              65,767

  ADVISOR CLASS
  2004**                   --              --            $(0.13)         $11.80         2.80%+          $   15,034
  2004                 $(0.12)         $(0.05) 11         (0.48)          11.61        51.66%               17,664
  2003                  (0.61)          (0.02) 11         (0.93)           8.03        (5.99)%              14,578
  2002                     --              --             (0.08)           9.55        10.08% +             19,738
  2001 5,10             (1.21)          (0.04) 11         (1.68)           8.75         9.88% 12            18,858
  2000 5                   --           (0.07) 11         (0.40)           9.55        24.22% 12            23,417
  1999 5                   --              --             (0.44)           8.04        (1.62)% 12           29,502

  CLASS A
  2004**                   --              --            $(0.13)         $11.85         2.79%+          $       63
  2004 ++              $(0.12)         $(0.02) 11         (0.34)          11.66        22.35%+                  61

  CLASS C
  2004**                   --              --            $(0.09)         $11.83         2.37%+          $      194
  2004 ++              $(0.12)         $(0.02) 11         (0.31)          11.65        21.90%+                 156

-------------------------------------
PBHG TECHNOLOGY & COMMUNICATIONS FUND
-------------------------------------

  PBHG CLASS
  2004**                   --              --                --          $ 9.91        (7.99)%+         $  263,541
  2004                     --              --                --           10.77        47.33%              314,112
  2003                     --              --                --            7.31       (50.57)%             262,244
  2002                     --              --                --           14.79       (24.92)%             581,091
  2001                 $(5.25)             --            $(5.25)          19.70       (74.20)%             920,965
  2000                  (4.87)             --             (4.87)          85.02       233.99%            3,843,946

  ADVISOR CLASS
  2004**                   --              --                --          $ 9.82        (8.05)%+         $   13,059
  2004                     --              --                --           10.68        46.91%               14,303
  2003                     --              --                --            7.27       (50.71)%               7,285
  2002                     --              --                --           14.75       (25.13)%              10,288
  2001 2                   --              --                --           19.70       (42.78)%+                172

  CLASS A
  2004**                   --              --                --          $ 9.88        (8.09)%+         $       51
  2004 ++                  --              --                --           10.75        10.94%+                  55

  CLASS C
  2004**                   --              --                --          $ 9.81        (8.40)%+         $       51
  2004 ++                  --              --                --           10.71        10.53%+                  55



                                                                Ratio             Ratio of Net
                                                            of Expenses            Investment
                                                             to Average          Income (Loss)
                                                            Net Assets             to Average
                                           Ratio            (Excluding             Net Assets
                                          of  Net             Waivers,         (Excluding Waivers,
                                         Investment         Expenses Borne        Expenses Borne
                      Ratio                Income            by Adviser,           by Adviser,
                   of Expenses             (Loss)          Reimbursements        Reimbursements           Portfolio
                    to Average           to Average         and Expense           and Expense              Turnover
                    Net Assets           Net Assets          Reduction)^^^         Reduction)^^^             Rate
-------------------------------------------------------------------------------------------------------------------------


-----------------
HEITMAN REIT FUND
-----------------

  PBHG CLASS
  2004**                1.33%*              2.62%*              1.33%*                 2.62%*                53.75%+
  2004                  1.30%               3.15%               1.31%                  3.14%                 78.20%
  2003                  1.27%               3.42%               1.33%                  3.36%                110.81%
  2002                  1.36%*              4.20%*              1.47%*                 4.09%*                25.08%+
  2001 5,10             1.14%               4.57%               1.14%                  4.57%                139.00%
  2000 5                1.36%               4.14%               1.36%                  4.14%                 76.00%
  1999 5                1.25%               5.12%               1.25%                  5.12%                 49.00%

  ADVISOR CLASS
  2004**                1.58%*              2.36%*              1.58%*                 2.36%*                53.75%+
  2004                  1.55%               3.04%               1.56%                  3.03%                 78.20%
  2003                  1.52%               3.15%               1.58%                  3.09%                110.81%
  2002                  1.61%*              3.86%*              1.72%*                 3.73%*                25.08%+
  2001 5,10             1.62%               4.07%               1.62%                  4.07%                139.00%
  2000 5                1.89%               3.54%               1.89%                  3.54%                 76.00%
  1999 5                1.73%               4.64%               1.73%                  4.64%                 49.00%

  CLASS A
  2004**                1.58%*              2.38%*              1.58%*                 2.38%*                53.75%+
  2004 ++               1.56%*              2.63%*              1.57%*                 2.62%*                78.20%+

  CLASS C
  2004**                2.33%*              1.66%*              2.33%*                 1.66%*                53.75%+
  2004 ++               2.30%*              0.63%*              2.31%*                 0.62%*                78.20%+

-------------------------------------
PBHG TECHNOLOGY & COMMUNICATIONS FUND
-------------------------------------

  PBHG CLASS
  2004**                1.62%*             (1.38)%*             1.62%*                (1.38)%*               39.97%+
  2004                  1.66%              (1.40)%              1.67%                 (1.41)%               135.24%
  2003                  1.54%              (1.24)%              1.54%                 (1.24)%               261.67%
  2002                  1.39%              (1.17)%              1.39%                 (1.19)%               185.33%
  2001                  1.25%              (0.81)%              1.25%                 (0.81)%               291.41%
  2000                  1.19%              (0.96)%              1.19%                 (0.96)%               362.38%

  ADVISOR CLASS
  2004**                1.87%*             (1.63)%*             1.87%*                (1.63)%*               39.97%+
  2004                  1.90%              (1.64)%              1.91%                 (1.65)%               135.24%
  2003                  1.79%              (1.47)%              1.79%                 (1.47)%               261.67%
  2002                  1.64%              (1.42)%              1.64%                 (1.44)%               185.33%
  2001 2                1.50%*             (0.58)%*             1.50%*                (0.58)%*              291.41%

  CLASS A
  2004**                1.87%*             (1.63)%*             1.87%*                (1.63)%*               39.97%+
  2004 ++               1.86%*             (1.56)%*             1.87%*                (1.57)%*              135.24%+

  CLASS C
  2004**                2.62%*             (2.38)%*             2.62%*                (2.38)%*               39.97%+
  2004 ++               2.61%*             (2.31)%*             2.62%*                (2.32)%*              135.24%+



The accompanying notes are an integral part of the financial statements.

                                                                      PBHG FUNDS



                     Net
                    Asset            Net                            Realized and                          Distributions
                    Value        Investment                          Unrealized            Total            from Net
                  Beginning        Income        Redemption           Gains on             from            Investment
                  of Period        (Loss)           Fees             Securities         Operations           Income
--------------------------------------------------------------------------------------------------------------------------


-------------------------------------
DWIGHT INTERMEDIATE FIXED INCOME FUND
-------------------------------------

 PBHG CLASS
 2004**              $10.30       $0.18 1              --              $0.09                $0.27           $(0.18)
 2004 ^^              10.00        0.23 1              --               0.38                 0.61            (0.23)

 CLASS A
 2004**              $10.30       $0.17 1              --              $0.09                $0.26           $(0.17)
 2004 +++             10.00        0.21 1              --               0.38                 0.59            (0.21)

 CLASS C
 2004**              $10.29       $0.13 1              --              $0.10                $0.23           $(0.13)
 2004 +++             10.00        0.16 1              --               0.37                 0.53            (0.16)

-----------------------------------
 PBHG IRA CAPITAL PRESERVATION FUND
-----------------------------------

 PBHG CLASS
 2004**              $10.00       $0.01 1              --              $0.10#               $0.11           $(0.11)
 2004                 10.00        0.29 1              --               0.04                 0.33            (0.29)
 2003                 10.00        0.39                --               0.04                 0.43            (0.43)
 2002 13              10.00        0.20                --                 --                 0.20            (0.20)
 2001 14              10.00        0.61             $0.01                 --                 0.62            (0.62)
 2000 14              10.00        0.65              0.01                 --                 0.66            (0.66)
 1999 14,15           10.00        0.11                --                 --                 0.11            (0.11)

 ADVISOR CLASS
 2004**              $10.00      $(0.01) 1             --              $0.11#               $0.10           $(0.10)
 2004                 10.00        0.26 1              --               0.05                 0.31            (0.27)
 2003 16              10.00        0.25                --               0.01                 0.26            (0.26)

 CLASS A
 2004**              $10.00       $0.00 1              --              $0.10#               $0.10           $(0.10)
 2004 +++             10.00        0.17 1              --               0.03                 0.20            (0.17)

 CLASS C
 2004**              $10.00      $(0.03) 1             --              $0.10#               $0.07           $(0.07)
 2004 +++             10.00        0.14 1              --               0.02                 0.16            (0.13)



                                                                                           Net                               Net
                  Distributions                                           Reverse         Asset                            Assets
                      from            Return                               Stock          Value                              End
                     Capital            of                Total            Split           End             Total          of Period
                      Gains           Capital         Distributions      (Note 2)       of Period         Return            (000)
-----------------------------------------------------------------------------------------------------------------------------------


-------------------------------------
DWIGHT INTERMEDIATE FIXED INCOME FUND
-------------------------------------

 PBHG CLASS
 2004**                   --              --              $(0.18)           --           $10.39            2.64%+        $    7,095
 2004 ^^              $(0.08)             --               (0.31)           --            10.30            6.19%+             6,377

 CLASS A
 2004**                   --              --              $(0.17)           --           $10.39            2.51%+        $       55
 2004 +++             $(0.08)             --               (0.29)           --            10.30            6.00%+                53

 CLASS C
 2004**                   --              --              $(0.13)           --           $10.39            2.23%+        $       67
 2004 +++             $(0.08)             --               (0.24)           --            10.29            5.36%+                66

-----------------------------------
 PBHG IRA CAPITAL PRESERVATION FUND
-----------------------------------

 PBHG CLASS
 2004**                   --              --              $(0.11)           --           $10.00            1.11%+***     $  911,968
 2004                     --          $(0.04)              (0.33)           --            10.00            3.38%          1,424,238
 2003                     --              --               (0.43)           --            10.00            4.38%          1,192,971
 2002 13              $(0.04)             --               (0.24)        $0.04            10.00            1.98%+           518,004
 2001 14                  --              --               (0.62)           --            10.00            6.34%             71,298
 2000 14                  --              --               (0.66)           --            10.00            6.80%             24,065
 1999 14,15               --              --               (0.11)           --            10.00            1.12%+               867

 ADVISOR CLASS
 2004**                   --              --              $(0.10)           --           $10.00            1.00%+***     $    5,969
 2004                     --          $(0.04)              (0.31)           --            10.00            3.14%              8,074
 2003 16                  --              --               (0.26)           --            10.00            2.64%+             2,132

 CLASS A
 2004**                   --              --              $(0.10)           --           $10.00            0.98%+***     $       52
 2004 +++                 --          $(0.03)              (0.20)           --            10.00            1.99%+                51

 CLASS C
 2004**                   --              --              $(0.07)           --           $10.00            0.73%+***     $       51
 2004 +++                 --          $(0.03)              (0.16)           --            10.00            1.65%+                51



                                                                  Ratio             Ratio of Net
                                                               of Expenses           Investment
                                                               to Average           Income (Loss)
                                                               Net Assets            to Average
                                                               (Excluding            Net Assets
                                          Ratio                 Waivers,         (Excluding Waivers,
                                          of  Net            Expenses Borne        Expenses Borne
                       Ratio            Investment             by Adviser,           by Adviser,
                    of Expenses           Income             Reimbursements        Reimbursements             Portfolio
                    to Average          to Average             and Expense           and Expense               Turnover
                    Net Assets          Net Assets            Reduction)^^^         Reduction)^^^                Rate
----------------------------------------------------------------------------------------------------------------------------


-------------------------------------
DWIGHT INTERMEDIATE FIXED INCOME FUND
-------------------------------------

 PBHG CLASS
 2004**               0.85%*              3.46%*                  2.25%*               2.06%*                  183.93%+
 2004 ^^              0.85%*              3.33%*                  2.36%*               1.82%*                  258.83%+

 CLASS A
 2004**               1.10%*              3.21%*                  2.50%*               1.81%*                  183.93%+
 2004 +++             1.10%*              3.05%*                  2.60%*               1.55%*                  258.83%+

 CLASS C
 2004**               1.85%*              2.46%*                  3.25%*               1.06%*                  183.93%+
 2004 +++             1.85%*              2.37%*                  3.37%*               0.83%*                  258.83%+

-----------------------------------
 PBHG IRA CAPITAL PRESERVATION FUND
-----------------------------------

 PBHG CLASS
 2004**               0.88%*              1.15%*                  1.25%*               0.78%*                  218.25%+
 2004                 1.00%               2.87%                   1.30%                2.57%                   257.21%
 2003                 1.00%               3.65%                   1.34%                3.31%                   222.67%
 2002 13              1.00%*              4.67%*                  1.32%*               4.35%*                  116.91%+
 2001 14              1.00%               5.97%                   1.62%                5.35%                   196.00%
 2000 14              1.03%               6.53%                   1.84%                5.69%                    72.00%
 1999 14,15           1.00%*              6.67%*                 46.23%*             (38.56)%*                 137.00%+

 ADVISOR CLASS
 2004**               1.13%*              0.88%*                  1.50%*               0.51%*                  218.25%+
 2004                 1.25%               2.59%                   1.55%                2.29%                   257.21%
 2003 16              1.25%*              3.02%*                  1.59%*               2.68%*                  222.67%

 CLASS A
 2004**               1.11%*              0.95%*                  1.48%*               0.58%*                  218.25%+
 2004 +++             1.25%*              2.52%*                  1.52%*               2.25%*                  257.21%+

 CLASS C
 2004**               1.61%*              0.45%*                  1.98%*               0.08%*                  218.25%+
 2004 +++             1.75%*              2.02%*                  2.02%*               1.75%*                  257.21%+

The accompanying notes are an integral part of the financial statements.

PBHG FUNDS

FINANCIAL HIGHLIGHTS -- Concluded
--------------------------------------------------------------------------------
For a Share Outstanding Throughout Each Period



                     Net                             Realized and
                    Asset                             Unrealized                                Distributions
                    Value              Net             Gains or               Total               from Net
                  Beginning        Investment          (Losses)               from               Investment
                  of Period          Income          on Securities         Operations              Income
------------------------------------------------------------------------------------------------------------------


-----------------------
PBHG CASH RESERVES FUND
-----------------------

  PBHG CLASS
  2004**           $1.00               --  1              --                    --                     --
  2004              1.00               --  1              --                    --                     --
  2003              1.00            $0.01                 --                 $0.01                $ (0.01)
  2002              1.00             0.03                 --                  0.03                  (0.03)
  2001              1.00             0.06                 --                  0.06                  (0.06)
  2000              1.00             0.05                 --                  0.05                  (0.05)



                                                                    Net                                    Net
                   Distributions                                   Asset                                 Assets
                       from                                        Value                                   End
                      Capital                Total                  End               Total             of Period
                       Gains             Distributions           of Period           Return               (000)
------------------------------------------------------------------------------------------------------------------------


-----------------------
PBHG CASH RESERVES FUND
-----------------------

  PBHG CLASS
  2004**                 --                     --                 $1.00             0.20%+              $ 49,297
  2004                   --                     --                  1.00             0.32%                 53,905
  2003                   --                 $(0.01)                 1.00             0.94%                 94,459
  2002                   --                  (0.03)                 1.00             2.55%                107,513
  2001                   --                  (0.06)                 1.00             5.98%                525,463
  2000                   --                  (0.05)                 1.00             4.81%                579,458



                                                                   Ratio                Ratio of Net
                                                                of Expenses              Investment
                                                                to Average                 Income
                                                                Net Assets               to Average
                                                                (Excluding               Net Assets
                                                                 Waivers,                (Excluding
                                       Ratio of Net              Expenses             Waivers, Expenses
                        Ratio           Investment                 Borne                  Borne by
                     of Expenses          Income                by Adviser               Adviser and
                     to Average         to Average              and Expense                Expense
                     Net Assets         Net Assets             Reduction)^^^            Reduction)^^^
-------------------------------------------------------------------------------------------------------


-----------------------
PBHG CASH RESERVES FUND
-----------------------

  PBHG CLASS
  2004**                0.88%*              0.40%*                 0.88%*                   0.40%*
  2004                  0.88%               0.32%                  0.89%                    0.31%
  2003                  0.75%               0.93%                  0.75%                    0.93%
  2002                  0.59%               2.92%                  0.59%                    2.91%
  2001                  0.52%               5.78%                  0.52%                    5.78%
  2000                  0.69%               4.78%                  0.69%                    4.78%


*     Annualized
**    For the six months ended September 30, 2004 (Unaudited).
+     Total return and portfolio turnover have not been annualized.
++    Class A and Class C shares commenced operations on September 30, 2003.
+++   Class A and Class C shares commenced operations on July 31, 2003.
++++  The Clipper Focus Fund Advisor Class commenced operations on June 30,
      2003.
^     The TS&W Small Cap Value Fund commenced operations on July 25, 2003.
^^ The Dwight Intermediate Fixed Income Fund commenced operations on July 31, 2003.
^^^   See note 12 on page 109.
^^^^ In addition to the net realized and unrealized losses on investments as set forth in the Statement of Operations, this amount includes an increase in net asset value per share resulting from the timing of sales and redemptions of shares in relation to fluctuating market values for the Fund's investments.
# The impact of the payment from affiliate (See Note 2 on page 94) increased the Realized and Unrealized Gains on Securities by $0.05 per share.
*** A percentage of the total return consists of a voluntary fee reimbursement and a payment from the Adviser. Excluding the voluntary reimbursement the total return would have been 0.81%, 0.70%, 0.68%, and 0.42% for the PBHG Class, Advisor Class, Class A, and Class C, respectively. Excluding the payment by affiliate the total return would have been 0.30%, 0.19%, 0.17%, and (0.08)% for the PBHG Class, Advisor Class, Class A, and Class C, respectively.
1     Per share calculations were performed using average shares for the period.
2 The PBHG Large Cap 20 Fund Advisor Class, PBHG Large Cap Growth Fund Advisor Class, PBHG Large Cap Fund Advisor Class, PBHG Small Cap Fund Advisor Class and PBHG Technology & Communications Fund Advisor Class commenced operations on December 29, 2000.
3 The PBHG Strategic Small Company Fund Advisor Class commenced operations on August 31, 2002.
4 On January 11, 2002, the Analytic Disciplined Equity Fund acquired the assets of the Analytic Enhanced Equity Fund. The operations of the Analytic Disciplined Equity Fund prior to the acquisition were those of the predecessor fund, the Analytic Enhanced Equity Fund. The Analytic Enhanced Equity Fund was a series of the UAM Funds, Inc. II.
5     For the year ended December 31.
6     The PBHG Mid-Cap Fund Advisor Class commenced operations on October 31,
      2001.
7 On December 14, 2001, the Clipper Focus Fund acquired the assets of the Clipper Focus Portfolio. The operations of the Clipper Focus Fund prior to the acquisition were those of the predecessor fund, the Clipper Focus Portfolio. The Clipper Focus Portfolio was a series of the UAM Funds Trust.
8     For the year or period ended April 30.
9     The Clipper Focus Fund commenced operations on September 10, 1998.
10 On December 14, 2001, the Heitman REIT Fund acquired the assets of the Heitman Real Estate Portfolio. The operations of the Heitman REIT Fund prior to the acquisition were those of the predecessor fund, the Heitman Real Estate Portfolio. The Heitman Real Estate Portfolio was a series of UAM Funds Trust.
11 Historically, the Heitman REIT Fund has distributed to its shareholders amounts approximating dividends received from the REITs. A portion of such distributions may include a return of capital.
12 The total returns prior to the acquisition do not include the sales charge. The Advisor Class of the Fund's predecessor carried a maximum front-end sales charge of 4.75%. Total Returns shown in the chart have been adjusted to reflect the elimination of the front-end sales charge. If the charge had been included, the returns would have been lower.
13 On January 11, 2002, the PBHG IRA Capital Preservation Fund acquired the assets of the IRA Capital Preservation Portfolio. The operations of the PBHG IRA Capital Preservation Fund prior to the acquisition were those of the predecessor fund, the IRA Capital Preservation Portfolio. The IRA Capital Preservation Portfolio was a series of the UAM Funds Trust.
14    For the year or period ended October 31.
15    The PBHG IRA Capital Preservation Fund commenced operations on August 31,
      1999.
16 The PBHG IRA Capital Preservation Fund Advisor Class commenced operations on July 31, 2002.


Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

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                                                                      PBHG FUNDS

                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                                            As of September 30, 2004 (UNAUDITED)




1.  ORGANIZATION
PBHG Funds (the "Fund"), a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund became a Delaware statutory trust effective July 16, 2001 and changed its name from The PBHG Funds, Inc. During the period covered by this report, the Fund offered eighteen series: the PBHG Emerging Growth Fund (the "Emerging Growth Fund"), the PBHG Growth Fund (the "Growth Fund"), the PBHG Large Cap 20 Fund (the "Large Cap 20 Fund"), the PBHG Large Cap Growth Fund (the "Large Cap Growth Fund"), the PBHG Select Growth Fund (the "Select Growth Fund"), the PBHG Strategic Small Company Fund (the "Strategic Small Company Fund"), the Analytic Disciplined Equity Fund (the "Disciplined Equity Fund") (formerly the PBHG Disciplined Equity Fund), the PBHG Focused Fund (the "Focused Fund"), the PBHG Large Cap Fund (the "Large Cap Fund"), the PBHG Mid-Cap Fund (the "Mid-Cap Fund"), the PBHG Small Cap Fund (the "Small Cap Fund"), the Clipper Focus Fund (the "Clipper Focus Fund") (formerly the PBHG Clipper Focus
Fund), the TS&W Small Cap Value Fund (the "Small Cap Value Fund") (formerly the PBHG Small Cap Value Fund), the Heitman REIT Fund (the "REIT Fund") (formerly the PBHG REIT Fund), the PBHG Technology & Communications Fund (the "Technology & Communications Fund"), the Dwight Intermediate Fixed Income Fund (the "Intermediate Fixed Income Fund"), (formerly the PBHG Intermediate Fixed Income
Fund) the PBHG IRA Capital Preservation Fund (the "IRA Capital Preservation Fund"), and the PBHG Cash Reserves Fund (the "Cash Reserves Fund") (each a "Portfolio" and, collectively, the "Portfolios"). Each Portfolio is classified as a diversified management investment company, with the exception of the Large Cap 20, Focused, Clipper Focus, and Technology & Communications Funds, which are classified as non-diversified management investment companies. Each Portfolio's prospectus provides a description of its investment objective, policies and investment strategies. The Fund is registered to offer four classes of shares, PBHG Class, Advisor Class, Class A and Class C. Each Class has authorization to issue an unlimited number of shares. The assets of each Portfolio are segregated, and a shareholder's interest is limited to the Portfolio in which shares are held.

The Small Cap Value Fund ("Acquiring Fund") acquired all of the assets of the TS&W Small Cap Value Fund LLC ("Acquired Fund"). Following approval by the managing member, Thompson, Siegel & Walmsley, Inc., and its shareholders, the tax-free exchange took place on July 25, 2003. All of the shareholders of the Acquired Fund received PBHG Class shares of the Acquiring Fund. Each shareholder of the Acquired Fund received a number of shares of the Acquiring Fund with an aggregate net asset value equal to that of his or her shares of the Acquired Fund. The net assets upon exchange, and the number of shares issued and redeemed by the Acquiring Fund was as follows:

NET ASSETS UPON   ACQUIRING FUND SHARES   ACQUIRED FUND SHARES
   EXCHANGE               ISSUED                REDEEMED
--------------------------------------------------------------------------------

  $17,356,981            1,076,871              1,076,886

The net assets of the Acquired Fund prior to the exchange and the unrealized gain included in the net assets were as follows:

        NET ASSETS BEFORE         UNREALIZED GAIN INCLUDED
             EXCHANGE                   IN NET ASSETS
--------------------------------------------------------------------------------
            $17,356,981                  $3,095,017

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Portfolios.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS -- The preparation of financial statements, in conformity with accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

WRAPPER AGREEMENTS -- Prior to August 9, 2004, the IRA Capital Preservation Fund entered into Wrapper Agreements with insurance companies, banks or other financial institutions ("Wrap Providers") that were rated, at the time of purchase, in one of the top two rating categories by a rating agency. A Wrapper Agreement is a contract that is designed to protect a portion of the Portfolio from investment losses and, under most circumstances, permit the Portfolio to maintain a constant NAV per share. There is no active trading market for Wrapper Agreements, and none is expected to develop; therefore, they are considered illiquid.

Pursuant to the terms of the Wrapper Agreements, the sub-adviser managed the Portfolio's securities to have an overall duration between 1.5 and 4.0 years. In addition, the terms of the Wrapper Agreements required the Portfolio to maintain minimum cash and cash equivalent balances. Throughout the term of the Wrapper Agreements, the Portfolio paid the Wrapper Providers an annual fee based on the Wrapper Agreements book value balance.

The crediting rate used in computing book value was the actual yield of the covered assets, plus or minus the amortization of realized and unrealized gain or loss on the covered assets, based on fluctuations in the market value of the covered assets. The crediting rate was calculated by a formula specified by each of the Wrapper Agreements and was adjusted monthly or quarterly depending on the contract.

A default by the issuer of a Portfolio security or a Wrapper Provider on its obligations could have resulted in a decrease in the value of the Portfolio assets. Wrapper Agreements generally did not protect the Portfolio from loss if an issuer of Portfolio securities defaults on payments of interest or principal. Additionally, a Portfolio shareholder could have realized more or less than the actual investment return on the Portfolio securities depending upon the timing of the shareholder's purchases and redemption of shares, as well as those of other shareholders.

Wrapper Agreements were generally valued at the difference between the Book Value and Market Value (plus accrued interest) on the applicable covered assets and was either reflected as an asset or liability of the IRA Capital Preservation Fund. Covered assets, prior to August 9, 2004, included all securities listed in the IRA Capital Preservation Fund's Statement of Net Assets ("SNA") excluding the amount of repurchase agreements segregated as noted in the SNA and Wrapper Agreements. The Wrap Providers and the IRA Capital Preservation Fund had the ability to terminate the wrapper agreements with notice as defined in each respective wrapper agreement. The Board of Trustees had determined fair value procedures for the Wrapper Agreements.

On August 6, 2004, the Board of Trustees determined to seek shareholder approval to change the investment objective of the IRA Capital Preservation Fund into a fund with a variable net asset value per share which seeks to pro-

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PBHG FUNDS

NOTES TO FINANCIAL STATEMENTS -- Continued
--------------------------------------------------------------------------------
As of September 30, 2004 (UNAUDITED)

vide high income while managing its portfolio in a manner consistent with maintaining a relatively high degree of stability of shareholders' capital. This investment objective will be sought by investing mainly in high quality bonds with short average remaining maturities. Shareholder approval of the change in investment objective was received on October 1, 2004. On October 19, 2004, the Board renamed the IRA Capital Preservation Fund the Dwight Short Term Fixed Income Fund.

On August 9, 2004, the wrapper agreements were terminated by the IRA Capital Preservation Fund. The IRA Capital Preservation Fund received a simultaneous contribution of cash in the amount of $7,419,588 from Liberty Ridge Capital. The cash was contributed to offset the IRA Capital Preservation Fund's obligations under the wrapper agreements to the issuers of the wrapper agreements, and to assist the IRA Capital Preservation Fund in maintaining its net asset value per share for each class of shares at $10.00. During the period August 10, 2004 through October 18, 2004 ("Interim Period"), the IRA Capital Preservation Fund sought to continue to provide a stable net asset value of $10.00 per share by investing in short-term fixed income instruments with less than 60 days to maturity. As a result, the dividend yield during the Interim Period was less than recent dividend yields during the first seven months of 2004. During the Interim Period, the Adviser undertook to waive the entire amount of its investment advisory fee. After the end of this Interim Period, the Dwight Short Term Fixed Income Fund intends to begin investing in fixed income instruments with greater than 60 days to maturity.

SECURITY VALUATION -- Investment securities of the Portfolios that are listed on a securities exchange, and for which market quotations are readily available, are valued at the last quoted sales price at the close of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern Time). Investment securities of the Portfolios that are quoted on a national market system are valued at the official closing price, or if there is none, at the last sales price. If there is no such reported sale, these securities and unlisted securities for which market quotations are not readily available, are valued at the last bid price. However, debt securities (other than short-term obligations), including listed issues, are valued on the basis of valuations furnished by a pricing service which utilizes electronic data processing techniques to determine valuations for normal institutional size trading units of debt securities, without exclusive reliance upon exchange or over-the-counter prices. Short-term obligations with maturities of 60 days or less may be valued at amortized cost, which approximates market value. Under this valuation method, acquisition discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

Foreign securities may be valued based upon quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. In addition, if quotations are not readily available, or if the values have been materially affected by events occurring after the closing of a foreign market, assets may be valued by another method that the Board of Trustees believes accurately reflects fair value.

OPTIONS AND FUTURES -- Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long positions are valued at the most recent bid price, and short positions are valued at the most recent ask price. Futures are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for financial futures are provided by an independent source.

SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income and distributions to shareholders are recognized on the ex-dividend date; interest income is recognized on the accrual basis and includes amortization of premiums and accretion of discounts on investments. Costs used in determining realized capital gains and losses on the sale of investment securities are those of the specific securities sold adjusted for the accretion and amortization of acquisition discounts and premiums during the respective holding periods.

DIVIDENDS -- Dividends from net investment income for the Portfolios are declared annually, if available, with the exception of the REIT, Intermediate Fixed Income, IRA Capital Preservation and Cash Reserves Funds. Dividends from net investment income for the REIT Fund are declared and paid on a quarterly basis. Dividends from net investment income for the Intermediate Fixed Income, IRA Capital Preservation and Cash Reserves Funds are declared daily and paid monthly. Distributions of net realized capital gains, for each Portfolio, are generally made to shareholders annually, if available.

Prior to August 9, 2004, to maintain a stable NAV, the IRA Capital Preservation Fund declared and paid dividends in amounts that included the investment income earned by its Portfolio plus the crediting rate income from the Wrapper Provider. This could have caused the Portfolio to make distributions that would be considered return of capital. In order to comply with requirements of the Internal Revenue Code applicable to regulated investment companies, the Portfolio was required to distribute accumulated net realized gains, if any, on an annual basis. When such distributions were made, the immediate impact was a corresponding reduction in net asset value per share.

On December 12, 2001, the IRA Capital Preservation Fund declared a capital gain distribution to shareholders of record on December 12, 2001 in the amount of $0.0186 per share (the short-term capital gain distribution was $0.0178 per share and the long-term capital gain distribution was $0.0008 per share). On the same day, the Portfolio declared a reverse share split with a factor of 0.99814 in order to restore the Portfolio's net asset value per share to $10.00.

On January 9, 2002, the IRA Capital Preservation Fund declared a capital gain distribution to shareholders of record on January 9, 2002 in the amount of $0.0174 per share (the short-term capital gain distribution was $0.0136 per share and the long-term capital gain distribution was $0.0038 per share). On the same day, the Portfolio declared a reverse share split with a factor of 0.99826 in order to restore the Portfolio's net asset value per share to $10.00.

OFFERING FEES -- Offering Fees, which include registration fees, typesetting and prospectus printing, and preparation of the initial registration statement of $1,743 have been amortized over a twelve-month period from the Small Cap Value Fund's inception of July 25, 2003. As of September 30, 2004, these fees have been fully amortized.

FOREIGN WITHHOLDING TAXES -- The Funds may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned. The Portfolios accrue such taxes when the related income is earned.

TRI-PARTY REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by a third party custodian bank until the respective agreements mature. Provisions of the repurchase agreements and procedures adopted by the Fund's Board of Trustees require that the market value of the collateral including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines, or if the counterparty enters into insolvency proceedings, realization of the collateral by a Portfolio may be delayed or limited.

TBA PURCHASE COMMITMENTS -- The Intermediate Fixed Income and IRA Capital Preservation Funds may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be

                                                                      PBHG FUNDS


purchased declines prior to settlement date, which risk is in addition to the risk of decline in the value of each Portfolio's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security Valuation" above.

MORTGAGE DOLLAR ROLLS -- The Intermediate Fixed Income and IRA Capital Preservation Funds may enter into mortgage dollar rolls (principally using TBA's) in which each Portfolio sells mortgage securities for delivery in the current month and simultaneously contracts to repurchase substantially similar securities at an agreed-upon price on a fixed date. Each Portfolio accounts for such dollar rolls under the purchases and sales method and receives compensation as consideration for entering into the commitment to repurchase. Each Portfolio must maintain liquid securities having a value not less than the repurchase price (including accrued interest) for such dollar rolls. The market value of the securities that each Portfolio is required to purchase may decline below the agreed upon repurchase price of those securities.

The counterparty receives all principal and interest payments, including prepayments, made in respect of a security subject to such a contract while it is the holder. Mortgage dollar rolls may be renewed with a new purchase and repurchase price and a cash settlement made on settlement date without physical delivery of the securities subject to the contract. Each Portfolio engages in dollar rolls for the purpose of enhancing its yield, principally by earning a negotiated fee.

FOREIGN CURRENCY TRANSLATION -- The books and records of the Portfolios are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

   (I) market value of investment securities, other assets and liabilities at the current rate of exchange; and

  (II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Portfolios do not isolate that portion of gains and losses on investment securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of such securities.

The Portfolios report gains and losses on foreign currency related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income or loss for Federal income tax purposes.

FUTURES CONTRACTS -- The Disciplined Equity Fund and the Intermediate Fixed Income Fund utilize futures contracts primarily to hedge against changes in security prices. Upon entering into a futures contract, the Portfolios will deposit securities for the initial margin with its custodian in a segregated account. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Portfolios each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contract is closed, the Portfolios record a realized gain or loss equal to the difference between the proceeds from (or cost of ) the closing transactions and the Portfolios basis in the contract. Risks of entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that the Portfolios could lose more than the original margin deposit required to initiate the futures transaction. The Disciplined Equity Fund and the Intermediate Fixed Income Fund had the following futures contracts open as of September 30, 2004:

                                    CONTRACT                 UNREALIZED
CONTRACT                 NUMBER OF    VALUE                 DEPRECIATION
DESCRIPTION              CONTRACTS    (000)  EXPIRATION         (000)
--------------------------------------------------------------------------------

Disciplined Equity Fund
  S&P 500 Composite
     Index - Long             11     $3,066    Dec-04           $(31)
  S&P 500 Composite Index
     E-Mini - Long             8        446    Dec-04             (5)
                                                                ----
                                                                $(36)
                                                                ====

Intermediate Fixed Income Fund
  10-Year U.S. Treasury
     Note - Short             (2)      (225)   Dec-04           $ (1)
  2-Year U.S. Treasury
     Note - Short             (2)      (422)   Dec-04              1
                                                                ----
                                                                $ --
                                                                ====

OPTIONS -- The Portfolios may write or purchase financial options contracts primarily to hedge against changes in security prices, or securities that the Portfolios intend to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. When the Portfolios write or purchase an option, an amount equal to the premium received or paid by the Portfolios is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Portfolios on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Portfolios have realized a gain or a loss on investment transactions. The Portfolios as writers of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

No portfolios had outstanding options contracts as of September 30, 2004.

COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS) -- CMOs are hybrids between mortgage-backed bonds and mortgage pass-through securities. Similar to a bond, CMOs usually pay interest monthly and have a more focused range of principal payment dates than pass-through securities. While CMOs may be collateralized by whole mortgage loans, CMOs are more typically collateralized by mortgage-backed securities guaranteed by Government National Mortgage Association, Federal Home Loan Mortgage Corporation, or Federal National Mortgage Association and their income streams.

A Real Estate Mortgage Investment Conduit (REMIC) is a CMO that qualifies for special tax treatment under the Internal Revenue Code of 1986, as amended, and invests in certain mortgages primarily secured by interests in real property and other permitted investments.

CMOs are structured into multiple classes, each bearing a different stated maturity. Each class of CMO or REMIC certificate, often referred to as a "tranche," is issued at a specific interest rate and must be fully retired by its final distribution date. Generally, all classes of CMOs or REMIC certificates pay or accrue interest monthly. Investing in the lowest tranche of CMOs and REMIC certificates involves risks similar to those associated with investing in equity securities.

PBHG FUNDS

--------------------------------------------------------------------------------
As of September 30, 2004 (UNAUDITED)

STRIPPED MORTGAGE-BACKED SECURITIES -- Stripped mortgage-backed securities are derivative multiple-class mortgage-backed securities. Stripped mortgage-backed securities usually have two classes that receive different proportions of interest and principal distributions on a pool of mortgage assets. Typically, one class will receive some of the interest and most of the principal, while the other class will receive most of the interest and the remaining principal. In extreme cases, one class will receive all of the interest ("interest only" or "IO" class) while the other class will receive the entire principal ("principal only" or "PO" class). The cash flow and yields on IOs and POs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs. Slower than anticipated prepayments of principal may adversely affect the yield to maturity of a PO. The yields and market risk of interest only and principal only stripped mortgage-backed securities, respectively, may be more volatile than those of other fixed income securities, including traditional mortgage-backed securities.

DIRECTED BROKERAGE -- Some Portfolios may direct certain portfolio trades to brokers who pay a portion of the commissions for those trades in cash to the Portfolios. Directed brokerage arrangements are accounted for as realized gains of the respective Portfolio. Under these arrangements, the following Portfolios received cash in the amounts shown below during the six months ended September 30, 2004:

Emerging Growth Fund                            $     150
Growth Fund                                         3,964
Large Cap 20 Fund                                   1,354
Large Cap Growth Fund                                 776
Select Growth Fund                                  3,863
Strategic Small Company Fund                           38
Large Cap Fund                                      8,250
Mid-Cap Fund                                        1,493
Small Cap Fund                                        120
Clipper Focus Fund                                 34,120
REIT Fund                                           1,163

OTHER -- Expenses that are directly related to one of the Portfolios are charged directly to that Portfolio. Other operating expenses are prorated to the Portfolios on the basis of relative net assets. Class specific expenses, such as 12b-1 distribution and service fees, are borne by that class. Income, other expenses and realized and unrealized gains and losses of a Portfolio are allocated to the respective class on the basis of the relative net assets each day.

The Fund has an arrangement with the transfer agent, DST Systems, Inc., whereby interest earned on uninvested cash balances is used to offset a portion of the transfer agent expense. The transfer agent expenses shown in the Statement of Operations are in total and do not reflect the expense reductions which are shown separately.

All Portfolios (except those noted below) will each impose a 2% redemption/exchange fee on total redemption proceeds (after applicable deferred sales charges) of any shareholder redeeming shares (including redemption by exchange) of the Portfolios within 10 calendar days of their purchase. The Fund charges the redemption/exchange fee to discourage market timing by those shareholders initiating redemptions or exchanges to take advantage of short-term market movements. The redemption fee will be imposed to the extent that the number of Portfolio shares redeemed exceeds the number of Portfolio shares that have been held for more than 10 calendar days. In determining how long shares of the Portfolio have been held, shares held by the investor for the longest period of time will be sold first. The Portfolio will retain the fee for the benefit of the remaining shareholders. The redemption fee will not be applicable to shares of the Cash Reserves Fund. Also, the holding period for shares of the IRA Capital Preservation Fund will be twelve months instead of 10 days. Upon shareholders' approval of the change in investment objective of the IRA Capital Preservation Fund, the Dwight Short Term Fixed Income Fund holding period will change to 10 calendar days. For a discussion of the limited exemptions to the redemption/exchange fee, please see the Fund's prospectus.

For the six months ended September 30, 2004, the following redemption fees were retained:

                             PBHG     Advisor     A       C
                             Class     Class    Class   Class
--------------------------------------------------------------------------------
Emerging Growth Fund         $   30    $ --     $ --    $ --
Growth Fund                      91      --       --      --
Large Cap 20 Fund             3,929      --       --      --
Large Cap Growth Fund            20      --       --      --
Strategic Small Company Fund    167      --       --      --
Large Cap Fund                   71      --       --      --
Mid-Cap Fund                  1,544      --       --      --
Clipper Focus Fund              330      --      374      --
TS&W Small Cap Value Fund       133      --       --      --
Heitman REIT Fund             3,238      --       --      --
Technology & Communications
     Fund                        47      --       --      --


3. INVESTMENT ADVISORY FEES, ADMINISTRATIVE FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund and Liberty Ridge Capital, Inc. (formerly known as Pilgrim Baxter & Associates, Ltd.) (the "Adviser" or "Liberty Ridge Capital"), an indirect, wholly-owned subsidiary of Old Mutual plc, are parties to an Investment Advisory Agreement (the "Advisory Agreement"). Under the terms of the Advisory Agreement, the Adviser is paid a monthly fee that is calculated daily and paid monthly, at an annual rate based on the average daily net assets of each Portfolio. In the interest of limiting expenses of the Portfolios, the Adviser has entered into separate expense limitation agreements ("Expense Limitation Agreements"), with respect to the Large Cap 20, Strategic Small Company, Disciplined Equity, Focused, Large Cap, Mid-Cap, Small Cap, Clipper Focus, Small Cap Value, REIT, Intermediate Fixed Income and IRA Capital Preservation Funds, pursuant to which the Adviser has agreed to waive or limit its fees and to assume other expenses of these Portfolios to the extent necessary to limit the total annual expenses to a specified percentage of the Portfolios' average daily net assets, exclusive of certain expenses such as fees and expenses incurred under the Rule 12b-1 distribution and service plan and extraordinary expenses.

With respect to the Disciplined Equity, Clipper Focus, REIT and IRA Capital Preservation Funds, the Adviser may seek reimbursement by those Portfolios for any advisory fees waived or limited and other expenses paid by the Adviser to the Acquiring Funds after September 25, 2002. With respect to the other Portfolios, the Adviser may seek reimbursement for advisory fees waived or limited and other expenses paid by the Adviser pursuant to the Expense Limitation Agreements during the previous two fiscal years. Reimbursement by the Portfolio of the advisory fees waived or limited and other expenses paid by the Adviser pursuant to the Expense Limitation Agreement may be made when a Portfolio has reached a

PBHG FUNDS

sufficient asset size to permit reimbursement to be made without causing the total annual expense ratio of each Portfolio to exceed the total operating expense percentage described below. With respect to all Portfolios, no reimbursement by a Portfolio will be made unless: (i) the Portfolio's assets exceed $75 million; (ii) the Portfolio's total annual expense ratio is less than the specified percentage of the Portfolio's average daily net assets, and (iii) the payment of such reimbursement was approved by the Board of Trustees. The Adviser has agreed to not seek reimbursement of previously waived and reimbursed fees for the IRA Capital Preservation Fund once shareholders approved the change in investment objective to the Dwight Short Term Fixed Income Fund.

At September 30, 2004, pursuant to the above, the amount the Advisor may seek reimbursement of previously waived and reimbursed fees for the Strategic Small Company, Focused, Small Cap, Clipper Focus, Small Cap Value, Intermediate Fixed Income, and IRA Capital Preservation Funds was $168,462, $33,580, $251,006, $85,592, $57,118, $105,065, and $8,287,729, respectively.

As of September 30, 2004, of the Portfolios listed above, the net assets of the Strategic Small Company, Focused, Small Cap, Small Cap Value, and Intermediate Fixed Income Funds are less than $75 million.



The advisory fee and expense limitations are as follows:


                                                            EXPENSE           EXPENSE
                                                           LIMITATION        LIMITATION        EXPENSE           EXPENSE
                                          ADVISORY            PBHG            ADVISOR        LIMITATION        LIMITATION
                                             FEE             CLASS             CLASS           CLASS A           CLASS C
---------------------------------------------------------------------------------------------------------------------------
Emerging Growth Fund                        0.85%             n/a                n/a**            n/a              n/a
Growth Fund                                 0.85%             n/a                n/a              n/a              n/a
Large Cap 20 Fund                           0.85%            1.50%              1.75%            1.75%            2.50%
Large Cap Growth Fund                       0.75%             n/a                n/a              n/a              n/a
Select Growth Fund                          0.85%             n/a                n/a**            n/a              n/a
Strategic Small Company Fund                1.00%            1.50%              1.75%            1.75%            2.50%
Disciplined Equity Fund                     0.70%            1.50%              1.75%**          1.75%            2.50%
Focused Fund                                0.85%            1.50%              1.75%**          1.75%            2.50%
Large Cap Fund                              0.65%            1.50%              1.75%            1.75%            2.50%
Mid-Cap Fund                                0.85%            1.50%              1.75%            1.75%            2.50%
Small Cap Fund                              1.00%            1.50%              1.75%            1.75%            2.50%
Clipper Focus Fund                          1.00%            1.50%              1.75%            1.75%            2.50%
Small Cap Value Fund                        1.00%            1.50%              1.75%**          1.75%            2.50%
REIT Fund                                   0.85%            1.50%              1.75%            1.75%            2.50%
Technology & Communications Fund            0.85%             n/a                n/a              n/a              n/a
Intermediate Fixed Income Fund              0.40%            0.85%              1.10%**          1.10%            1.85%
IRA Capital Preservation Fund               0.60%            1.25%              1.50%            1.50%            2.25%
Cash Reserves Fund                          0.30%             n/a                n/a**            n/a**            n/a**


** Class is not currently offered for the applicable Portfolio.

PBHG FUNDS

--------------------------------------------------------------------------------
As of September 30, 2004 (UNAUDITED)


Wellington Management Company, LLP ("WMC") serves as the sub-adviser to the Cash Reserves Fund. For its services provided pursuant to the Investment Sub-Advisory Agreement with the Adviser and the Fund, WMC is entitled to receive a fee from the Adviser, computed daily and paid monthly, at an annual rate equal to 0.075% of the Cash Reserves Fund's average daily net assets up to and including $500 million and 0.020% of the Cash Reserves Fund's average daily net assets over $500 million, but subject to a minimum annual fee of $50,000. WMC may, from time to time, waive all or a portion of its fee from the Adviser. WMC receives no fees directly from the Cash Reserves Fund.

Pacific Financial Research, Inc. ("PFR"), an indirect, wholly-owned subsidiary of Old Mutual plc, serves as the sub-adviser to the Clipper Focus Fund. For its services provided pursuant to the sub-advisory agreement, PFR is entitled to receive from the Adviser a sub-advisory fee equal to 0.40% of the Portfolio's average daily net assets. PFR receives no fees directly from the Clipper Focus Fund.

Analytic Investors, Inc. ("Analytic"), an indirect, wholly-owned subsidiary of Old Mutual plc, serves as the sub-adviser to the Disciplined Equity Fund. For the services it provides pursuant to the sub-advisory agreement, Analytic is entitled to receive from the Adviser a sub-advisory fee that will be equal to one-half of the advisory fee received by the Adviser (less the amount of any expense reimbursements). Analytic receives no fees directly from the Disciplined Equity Fund.

Thompson, Siegel & Walmsley, Inc. ("TS&W"), an indirect, wholly-owned subsidiary of Old Mutual plc, serves as the sub-adviser to the Small Cap Value Fund. For its services provided pursuant to the sub-advisory agreement, TS&W is entitled to receive from the Adviser a sub-advisory fee that will be equal to one-half of the advisory fee received by the Adviser (less the amount of any expense reimbursements) after December 31, 2003. Prior to that date, TS&W received a sub-advisory fee equal to 1.00% of the assets transferred to the Small Cap Value Fund in connection with the reorganization and 0.50% of the average daily net assets (less the amount of any expense reimbursements) on the other assets of the Portfolio. TS&W receives no fees directly from the Small Cap Value Fund.

Heitman Real Estate Securities LLC ("Heitman"), serves as the sub-adviser to the REIT Fund. Heitman is a wholly-owned subsidiary of Heitman LLC, which is owned 50% by senior executives within the Heitman organization and 50% by Old Mutual
(HFL) Inc., an indirect, wholly owned subsidiary of Old Mutual plc. For the services it provides pursuant to the sub-advisory agreement, Heitman is entitled to receive from the Adviser a sub-advisory fee that will be equal to one-half of the advisory fee received by the Adviser (less the amount of any expense reimbursements). Heitman receives no fees directly from the REIT Fund.

Dwight Asset Management Company ("Dwight"), an indirect, wholly-owned subsidiary of Old Mutual plc, serves as the sub-adviser to the Intermediate Fixed Income and IRA Capital Preservation Funds. For the services it provides pursuant to the sub-advisory agreement, Dwight is entitled to receive from the Adviser a sub-advisory fee that will be equal to one-half of the advisory fee received by the Adviser (less the amount of any expense reimbursements). Dwight receives no fees directly from the Intermediate Fixed Income and IRA Capital Preservation Funds.

Old Mutual Fund Services (formerly known as PBHG Fund Services), (the "Administrator"), an indirect, wholly-owned subsidiary of Old Mutual plc, provides the Fund with administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities. For these administrative services, the Administrator receives a fee, which is calculated daily and paid monthly, at an annual rate of 0.15% of the average daily net assets of each Portfolio. Effective October 1, 2004, the fee was reduced to 0.1227% of the average daily net assets of each Portfolio.

SEI Investments Management Corporation, a wholly-owned subsidiary of SEI Investments Company, is the owner of all beneficial interest in SEI Global Funds Services (the "Sub-Administrator"). The Sub-Administrator assists the Administrator in providing administrative services to the Fund. For acting in this capacity, the Administrator pays the Sub-Administrator the following fees. The fee will be the greater of the annual rate of 0.0165% of the first $10 billion of the average daily net assets of (i) the Fund, (ii) PBHG Insurance Series Fund, another fund family managed by the Adviser and (iii) Old Mutual Adviser Funds, another fund family managed by Old Mutual Capital, Inc. (collectively known as the "PBHG Fund Family"), 0.0125% of the next $10 billion of the average daily net assets of each portfolio in the PBHG Fund Family, and 0.0100% of the average daily net assets of each portfolio in the PBHG Fund Family in excess of $20 billion or a minimum fee based on the aggregate number of funds in the PBHG Fund Family as follows: Equal to or greater than 15 single manager portfolios and 4 multi-manager portfolios with up to 15 managers the minimum is equal to $50,000 per portfolio and an additional $2,000 for each manager over 15 in the multi-manager portfolio; or between 11 and 14 single manager portfolios and 4 multi-manager portfolios with up to 15 managers the minimum is equal to $55,000 per portfolio and an additional $2,000 for each manager over 15 in the multi-manager portfolio; or less than 11 single manager portfolios and any number of multi-manager funds with any number of managers the minimum is equal to $60,000 per portfolio and an additional $2,000 for each additional manager in the multi-manager portfolio.

The Fund has entered into a distribution agreement (the "Distribution Agreement") with Old Mutual Investment Partners, doing business as PBHG Fund Distributors (the "Distributor"), an indirect, wholly-owned subsidiary of Old Mutual plc. The Distributor receives no compensation for serving in such capacity. The Fund, on behalf of Class A shares of each Portfolio, has adopted a distribution plan under Rule 12b-1 under the Investment Company Act, which provides for payment of a distribution fee of up to 0.25%, of the daily net assets of Class A shares. Currently, the Fund is not paying a distribution fee on Class A shares. The Fund has also adopted, on behalf of Class C shares of each Portfolio a Distribution Plan under Rule 12b-1 under the Investment Company Act, which provides for payment of a distribution fee of up to 0.75% of the average daily net assets of Class C shares. Currently, the IRA Capital Preservation Fund charges a distribution fee of 0.50% of the average daily net assets of the Class C Shares. The Fund has also adopted a Service Plan on behalf of Class A shares and Class C shares of each Portfolio and a separate Service Plan under Rule 12b-1 under the Investment Company Act on behalf of Advisor Class shares of each Portfolio, both of which provide for payment of a service fee of up to 0.25% of the average daily net assets of each class. Distribution fees are paid to the Distributor for the sale and distribution of Class A shares and Class C shares and service fees are paid to the Distributor, brokers, dealers and/or other financial intermediaries for providing or arranging for others to provide personal services to shareholders and/or the maintenance of shareholder accounts.

                                                                      PBHG FUNDS


Of the service and distribution fees the Distributor received for the six months ended September 30, 2004, it retained the following:

                                                                  DISTRIBUTION
                                          SERVICE FEES                FEES
                             -----------------------------------    -------
                              ADVISOR CLASS  CLASS A     CLASS C    CLASS C
                             --------------  -------     -------    -------
Emerging Growth Fund              $  --       $  60      $   59     $   178
Growth Fund                         825          65          64         193
Large Cap 20 Fund                    75          70          75         226
Large Cap Growth Fund                 5          69          72         215
Select Growth Fund                   --          65          64         193
Strategic Small Company
  Fund                                7          69          68         204
Disciplined Equity Fund              --          67         101         302
Focused Fund                         --          71          70         211
Large Cap Fund                        8          68          67         202
Mid-Cap Fund                         18         141         113         338
Small Cap Fund                        1          71          74         221
Clipper Focus Fund                   63         780       5,941      17,823
Small Cap Value Fund                 --         162         264         792
REIT Fund                         3,811          72         204         613
Technology &
  Communications Fund                49          65          65         195
Intermediate Fixed
  Income Fund                        --          67          83         250
IRA Capital Preservation
  Fund                            1,476          64          64         128

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent of the Fund. From time to time, the Fund may pay amounts to third parties that provide sub-transfer agency and other administrative services relating to the Fund to persons who beneficially own interests in the Fund.

Wachovia Bank, National Association serves as the custodian for each of the Portfolios.

The Fund has entered into a shareholder servicing agreement with Old Mutual Fund Services to provide shareholder support and other shareholder account-related services. Old Mutual Fund Services has, in turn, contracted with Old Mutual Shareholder Services, Inc. (formerly known as PBHG Shareholder Services, Inc.), ("OMSS"), its wholly-owned subsidiary, to assist in the provision of those services. OMSS received no fees directly from the Portfolios. The shareholder service fees are reviewed semi-annually and approved annually by the Board of Trustees.

Shareholder service fees (including out of pocket expenses) paid to Old Mutual Fund Services for the six months ended September 30, 2004 were as follows:

Emerging Growth Fund                            $143,154
Growth Fund                                      403,480
Large Cap 20 Fund                                113,825
Large Cap Growth Fund                             58,534
Select Growth Fund                               152,873
Strategic Small Company Fund                      19,719
Disciplined Equity Fund                            8,274
Focused Fund                                       9,953
Large Cap Fund                                    33,995
Mid-Cap Fund                                      59,839
Small Cap Fund                                    21,743
Clipper Focus Fund                                71,657
Small Cap Value Fund                               6,049
REIT Fund                                         15,699
Technology & Communications Fund                 306,422
Intermediate Fixed Income Fund                       888
IRA Capital Preservation Fund                     39,512
Cash Reserves Fund                                34,043

On April 4, 2000, the Board of Trustees approved an agreement between the Fund and Old Mutual Fund Services to provide shareholder related web development and maintenance services. For its services over the six months ended September 30, 2004, Old Mutual Fund Services received a fee of $232,538, which was allocated to each fund quarterly based on average net assets. The fee is reviewed semi-annually and approved annually by the Board of Trustees.

Officers and trustees of the Fund who are or were officers of the Adviser, Administrator, Sub-Administrator and the Distributor received no compensation from the Fund.


4.  INVESTMENT TRANSACTIONS

The cost of securities purchased and the proceeds from securities sold and matured, other than short-term investments, for the Portfolios, excluding the Cash Reserves Fund, for the six months ended September 30, 2004 were as follows:

                                                          SALES AND
                                   PURCHASES (000)     MATURITIES (000)
                                 ------------------  ------------------
Emerging Growth Fund               $     75,850         $  121,267
Growth Fund                             214,207            357,693
Large Cap 20 Fund                        40,396             54,549
Large Cap Growth Fund                    31,770             44,662
Select Growth Fund                      139,876            161,356
Strategic Small Company Fund             24,909             35,769
Disciplined Equity Fund                  63,886             64,457
Focused Fund                             23,845             29,713
Large Cap Fund                          172,075            225,934
Mid-Cap Fund                            263,298            296,767
Small Cap Fund                           40,596             77,025
Clipper Focus Fund                      135,635             73,175
Small Cap Value Fund                     32,371              6,584
REIT Fund                                69,010             75,510
Technology & Communications Fund        115,219            144,833
Intermediate Fixed Income Fund            1,726              1,095
IRA Capital Preservation Fund           268,116          1,336,057

During the six months ended September 30, 2004, the Intermediate Fixed Income Fund and the IRA Capital Preservation Fund purchased U.S. Government Securities of $9,873,450 and $1,713,837,405, respectively and received proceeds from the sale and maturities of U.S. Government Securities of $10,669,561 and $1,997,075,293, respectively.

PBHG FUNDS

--------------------------------------------------------------------------------
As of September 30, 2004 (UNAUDITED)



5.  SHARE TRANSACTIONS


                                                                   -------------------------         ------------------------
                                                                              PBHG                             PBHG
                                                                      EMERGING GROWTH FUND                  GROWTH FUND
                                                                   -------------------------         ------------------------
                                                                    4/1/04 to       4/1/03            4/1/04 to      4/1/03
                                                                     9/30/04          to               9/30/04         to
                                                                   (Unaudited)      3/31/04          (Unaudited)     3/31/04
                                                                   -----------     ---------         -----------    ---------

SHARES ISSUED AND REDEEMED (000):
   PBHG Class
   Shares Issued                                                        1,345         23,460              1,424          8,149
   Shares Issued upon Reorganization of the Limited
     and New Opportunities Funds 1                                         --          7,333                 --             --
   Shares Issued upon the Reorganization of
     the Core Growth Fund 1                                                --             --                 --          2,427
   Shares Redeemed                                                     (5,071)       (34,207)            (7,959)       (37,279)
                                                                    ---------      ---------          ---------      ---------
   Total PBHG Class Share Transactions                                 (3,726)        (3,414)            (6,535)       (26,703)
                                                                    ---------      ---------          ---------      ---------
   Advisor Class
   Shares Issued                                                           --             --                 31            192
   Shares Redeemed                                                         --             --             (1,706)          (399)
                                                                    ---------      ---------          ---------      ---------
   Total Advisor Class Share Transactions                                  --             --             (1,675)          (207)
                                                                    ---------      ---------          ---------      ---------
   Class A 2
   Shares Issued                                                           --              4                 --              3
   Shares Redeemed                                                         --             --                 --             --
                                                                    ---------      ---------          ---------      ---------
   Total Class A Share Transactions                                        --              4                 --              3
                                                                    ---------      ---------          ---------      ---------
   Class C 2
   Shares Issued                                                           --              4                 --              3
                                                                    ---------      ---------          ---------      ---------
   Total Class C Share Transactions                                        --              4                 --              3
                                                                    ---------      ---------          ---------      ---------
   Net Decrease in Shares Outstanding                                  (3,726)        (3,406)            (8,210)       (26,904)
                                                                    =========      =========          =========      =========



                                                                   -------------------------        --------------------------
                                                                              PBHG                            PBHG
                                                                        LARGE CAP 20 FUND             LARGE CAP GROWTH FUND
                                                                   -------------------------        --------------------------
                                                                     4/1/04 to      4/1/03           4/1/04 to       4/1/03
                                                                      9/30/04         to              9/30/04          to
                                                                    (Unaudited)     3/31/04         (Unaudited)      3/31/04
                                                                   ------------    ---------        -----------     ----------

SHARES ISSUED AND REDEEMED (000):
   PBHG Class
   Shares Issued                                                          428          1,031               528         2,192
   Shares Issued upon Reorganization of the Limited
     and New Opportunities Funds 1                                         --             --                --            --
   Shares Issued upon the Reorganization of
     the Core Growth Fund 1                                                --             --                --            --
   Shares Redeemed                                                     (1,581)        (5,101)           (1,124)       (4,314)
                                                                    ---------      ---------         ---------     ---------
   Total PBHG Class Share Transactions                                 (1,153)        (4,070)             (596)       (2,122)
                                                                    ---------      ---------         ---------     ---------
   Advisor Class
   Shares Issued                                                            1              5                 2             6
   Shares Redeemed                                                         --             (5)              (17)          (10)
                                                                    ---------      ---------         ---------     ---------
   Total Advisor Class Share Transactions                                   1             --               (15)           (4)
                                                                    ---------      ---------         ---------     ---------
   Class A 2
   Shares Issued                                                           --              4                --             4
   Shares Redeemed                                                         --             --                --            --
                                                                    ---------      ---------         ---------     ---------
   Total Class A Share Transactions                                        --              4                --             4
                                                                    ---------      ---------         ---------     ---------
   Class C 2
   Shares Issued                                                           --              4                --             3
                                                                    ---------      ---------         ---------     ---------
   Total Class C Share Transactions                                        --              4                --             3
                                                                    ---------      ---------         ---------     ---------
   Net Decrease in Shares Outstanding                                  (1,152)        (4,062)             (611)       (2,119)
                                                                    =========      =========         =========     =========



                                                                   ------------------------        -------------------------
                                                                              PBHG                      PBHG STRATEGIC
                                                                       SELECT GROWTH FUND             SMALL COMPANY FUND
                                                                   ------------------------        -------------------------
                                                                    4/1/04 to       4/1/03          4/1/04 to       4/1/03
                                                                     9/30/04          to             9/30/04          to
                                                                   (Unaudited)      3/31/04        (Unaudited)      3/31/04
                                                                   -----------     ---------       -----------     ---------

SHARES ISSUED AND REDEEMED (000):
   PBHG Class
   Shares Issued                                                          219            697              426         3,419
   Shares Issued upon Reorganization of the Limited
     and New Opportunities Funds 1                                         --             --               --            --
   Shares Issued upon the Reorganization of
     the Core Growth Fund 1                                                --             --               --            --
   Shares Redeemed                                                     (1,184)        (3,974)          (1,190)       (4,934)
                                                                    ---------      ---------        ---------     ---------
   Total PBHG Class Share Transactions                                   (965)        (3,277)            (764)       (1,515)
                                                                    ---------      ---------        ---------     ---------
   Advisor Class
   Shares Issued                                                           --             --               15           100
   Shares Redeemed                                                         --             --              (19)          (28)
                                                                    ---------      ---------        ---------     ---------
   Total Advisor Class Share Transactions                                  --             --               (4)           72
                                                                    ---------      ---------        ---------     ---------
   Class A 2
   Shares Issued                                                           --              3               --             5
   Shares Redeemed                                                         --             --               (1)           --
                                                                    ---------      ---------        ---------     ---------
   Total Class A Share Transactions                                        --              3               (1)            5
                                                                    ---------      ---------        ---------     ---------
   Class C 2
   Shares Issued                                                           --              3               --             4
                                                                    ---------      ---------        ---------     ---------
   Total Class C Share Transactions                                        --              3               --             4
                                                                    ---------      ---------        ---------     ---------
   Net Decrease in Shares Outstanding                                    (965)        (3,271)            (769)       (1,434)
                                                                    =========      =========        =========     =========


1. See Note 10 on page 108.
2. Class A and C shares commenced operations on September 30, 2003 for the PBHG Emerging Growth, PBHG Growth, PBHG Large Cap 20, and PBHG Select Growth Funds. Class A and C shares commenced operations on July 31, 2003 for the PBHG Large Cap Growth and PBHG Strategic Small Company Funds.

Amounts designated as "--" are either $0 or have been rounded to $0.

                                   100 & 101

PBHG FUNDS

--------------------------------------------------------------------------------
As of September 30, 2004 (UNAUDITED)


                                                                   -------------------------         ------------------------
                                                                           ANALYTIC                            PBHG
                                                                     DISCIPLINED EQUITY FUND               FOCUSED FUND
                                                                   -------------------------         ------------------------
                                                                    4/1/04 to       4/1/03            4/1/04 to      4/1/03
                                                                     9/30/04          to               9/30/04         to
                                                                   (Unaudited)      3/31/04          (Unaudited)     3/31/04
                                                                   -----------     ---------         -----------    ---------


SHARES ISSUED AND REDEEMED (000):
   PBHG Class
   Shares Issued                                                          616         1,713                 54            321
   Shares Issued upon Reinvestment of  Distributions                       --            33                 --             --
   Shares Redeemed                                                       (909)       (2,414)              (410)          (715)
                                                                    ---------     ---------          ---------      ---------
   Total PBHG Class Share Transactions                                   (293)         (668)              (356)          (394)
                                                                    ---------     ---------          ---------      ---------
   Advisor Class 2
   Shares Issued                                                           --            --                 --             --
   Shares Issued upon Reinvestment of  Distributions                       --            --                 --             --
   Shares Redeemed                                                         --            --                 --             --
                                                                    ---------     ---------          ---------      ---------
   Total Advisor Class Share Transactions                                  --            --                 --             --
                                                                    ---------     ---------          ---------      ---------
   Class A 1
   Shares Issued                                                           17             8                 --              3
   Shares Redeemed                                                         --            --                 --            --
                                                                    ---------     ---------          ---------      ---------
   Total Class A Share Transactions                                        17             8                 --              3
                                                                    ---------     ---------          ---------      ---------
   Class C 1
   Shares Issued                                                           --             8                 --              3
   Shares Redeemed                                                         --            --                 --             --
                                                                    ---------     ---------          ---------      ---------
   Total Class C Share Transactions                                        --             8                 --              3
                                                                    ---------     ---------          ---------      ---------
   Net Increase (Decrease) in Shares Outstanding                         (276)         (652)              (356)          (388)
                                                                    =========     =========          =========      =========


                                                                  -------------------------        --------------------------
                                                                             PBHG                            PBHG
                                                                        LARGE CAP FUND                   MID-CAP FUND
                                                                  -------------------------        --------------------------
                                                                    4/1/04 to      4/1/03           4/1/04 to       4/1/03
                                                                     9/30/04         to              9/30/04          to
                                                                   (Unaudited)     3/31/04         (Unaudited)      3/31/04
                                                                  ------------    ---------        -----------     ----------

SHARES ISSUED AND REDEEMED (000):
   PBHG Class
   Shares Issued                                                          537         3,367             2,718        13,873
   Shares Issued upon Reinvestment of  Distributions                       --           281                --            --
   Shares Redeemed                                                     (5,183)      (15,533)           (4,280)      (12,072)
                                                                    ---------     ---------         ---------     ---------
   Total PBHG Class Share Transactions                                 (4,646)      (11,885)           (1,562)        1,801
                                                                    ---------     ---------         ---------     ---------
   Advisor Class 2
   Shares Issued                                                            7            67                67           301
   Shares Issued upon Reinvestment of  Distributions                       --             1                --            --
   Shares Redeemed                                                        (25)          (55)              (61)          (70)
                                                                    ---------     ---------         ---------     ---------
   Total Advisor Class Share Transactions                                 (18)           13                 6           231
                                                                    ---------     ---------         ---------     ---------
   Class A 1
   Shares Issued                                                           --             5                 2            11
   Shares Redeemed                                                         --            --                --            --
                                                                    ---------     ---------         ---------     ---------
   Total Class A Share Transactions                                        --             5                 2            11
                                                                    ---------     ---------         ---------     ---------
   Class C 1
   Shares Issued                                                           --             5                 1             5
   Shares Redeemed                                                         --            --                --            --
                                                                    ---------     ---------         ---------     ---------
   Total Class C Share Transactions                                        --             5                 1             5
                                                                    ---------     ---------         ---------     ---------
   Net Increase (Decrease) in Shares Outstanding                       (4,664)      (11,862)           (1,553)        2,048
                                                                    =========     =========         =========     =========

                                                                    ------------------------        -------------------------
                                                                               PBHG                          CLIPPER
                                                                          SMALL CAP FUND                    FOCUS FUND
                                                                    ------------------------        -------------------------
                                                                     4/1/04 to       4/1/03          4/1/04 to       4/1/03
                                                                      9/30/04          to             9/30/04          to
                                                                    (Unaudited)      3/31/04        (Unaudited)      3/31/04
                                                                    -----------     ---------       -----------     ---------

SHARES ISSUED AND REDEEMED (000):
   PBHG Class
   Shares Issued                                                           200          1,443            12,494        38,549
   Shares Issued upon Reinvestment of  Distributions                        --             --                --           321
   Shares Redeemed                                                      (2,036)        (4,115)          (10,065)      (22,517)
                                                                     ---------      ---------         ---------     ---------
   Total PBHG Class Share Transactions                                  (1,836)        (2,672)            2,429        16,353
                                                                     ---------      ---------         ---------     ---------
   Advisor Class 2
   Shares Issued                                                             2             79                56            47
   Shares Issued upon Reinvestment of  Distributions                        --             --                --            --
   Shares Redeemed                                                          (3)           (86)              (23)           (1)
                                                                     ---------      ---------         ---------     ---------
   Total Advisor Class Share Transactions                                   (1)            (7)               33            46
                                                                     ---------      ---------         ---------     ---------
   Class A 1
   Shares Issued                                                             1              3               219           167
   Shares Redeemed                                                          --             --               (21)           (6)
                                                                     ---------      ---------         ---------     ---------
   Total Class A Share Transactions                                          1              3               198           161
                                                                     ---------      ---------         ---------     ---------
   Class C 1
   Shares Issued                                                            --              3               269           200
   Shares Redeemed                                                          --             --                (3)           (4)
                                                                     ---------      ---------         ---------     ---------
   Total Class C Share Transactions                                         --              3               266           196
                                                                     ---------      ---------         ---------     ---------
   Net Increase (Decrease) in Shares Outstanding                        (1,836)        (2,673)            2,926        16,756
                                                                     =========      =========         =========     =========

1. Class A and C shares commenced operations on September 30, 2003 for the PBHG Focused, PBHG Large Cap, and PBHG Small Cap Funds. Class A and C shares commenced operations on July 31, 2003 for the Analytic Disciplined Equity, PBHG Mid-Cap, and Clipper Focus Funds.
2. The Clipper Focus Fund Advisor Class shares commenced operations on June 30, 2003.

Amounts designated as "-" are either $0 or have been rounded to $0.


                                   102 & 103

PBHG FUNDS

--------------------------------------------------------------------------------
As of September 30, 2004 (UNAUDITED)

                                                                   -------------------------         ------------------------
                                                                              TS&W                            HEITMAN
                                                                      SMALL CAP VALUE FUND                   REIT FUND
                                                                   -------------------------         ------------------------
                                                                    4/1/04 to        7/25/03*         4/1/04 to      4/1/03
                                                                    09/30/04            to             9/30/04         to
                                                                   (Unaudited)       3/31/04         (Unaudited)     3/31/04
                                                                   -----------     ---------         -----------    ---------

SHARES ISSUED AND REDEEMED (000):
   PBHG Class
   Shares Issued                                                     1,546               341               2,478         5,285
   Shares issued upon the Acquisition of the
     TS&W Small Cap Value Fund LLC 1                                    --             1,077                  --            --
   Shares Issued upon Reinvestment of  Distributions                    --                11                  89           311
   Shares Redeemed                                                    (273)             (200)             (3,113)       (2,789)
                                                                 ---------         ---------           ---------     ---------
   Total PBHG Class Share Transactions                               1,273             1,229                (546)        2,807
                                                                 ---------         ---------           ---------     ---------
   Advisor Class
   Shares Issued                                                        --                --                  25           187
   Shares Issued upon Reinvestment of Distributions                     --                --                  14            62
   Shares Redeemed                                                      --                --                (286)         (543)
                                                                 ---------         ---------           ---------     ---------
   Total Advisor Class Share Transactions                               --                --                (247)         (294)
                                                                 ---------         ---------           ---------     ---------
   Class A 2
   Shares Issued                                                         7                10                  --             5
   Shares Redeemed                                                      (3)               --                  --            --
                                                                 ---------         ---------           ---------     ---------
   Total Class A Share Transactions                                      4                10                  --             5
                                                                 ---------         ---------           ---------     ---------
   Class C 2
   Shares Issued                                                         7                 7                   3            13
   Shares Redeemed                                                      --                --                  --            --
                                                                 ---------         ---------           ---------     ---------
   Total Class C Share Transactions                                      7                 7                   3            13
                                                                 ---------         ---------           ---------     ---------
   Net Increase (Decrease) in Shares Outstanding                     1,284             1,246                (790)        2,531
                                                                 =========         =========           =========     =========

                                                                   -------------------------        --------------------------
                                                                       PBHG TECHNOLOGY &               DWIGHT INTERMEDIATE
                                                                       COMMUNICATIONS FUND              FIXED INCOME FUND
                                                                   -------------------------        --------------------------
                                                                    4/1/04 to       4/1/03             4/1/04 to      7/31/03*
                                                                      9/30/04         to                9/30/04         to
                                                                    (Unaudited)     3/31/04           (Unaudited)     3/31/04
                                                                   ------------    ---------        -----------     ----------

SHARES ISSUED AND REDEEMED (000):
   PBHG Class
   Shares Issued                                                          934          8,033               146            692
   Shares issued upon the Acquisition of the
     TS&W Small Cap Value Fund LLC 1                                       --             --                --             --
   Shares Issued upon Reinvestment of  Distributions                       --             --                11             17
   Shares Redeemed                                                     (3,511)       (14,734)              (93)           (90)
                                                                    ---------      ---------         ---------      ---------
   Total PBHG Class Share Transactions                                 (2,577)        (6,701)               64            619
                                                                    ---------      ---------         ---------      ---------
   Advisor Class
   Shares Issued                                                          143            565                --             --
   Shares Issued upon Reinvestment of Distributions                        --             --                --             --
   Shares Redeemed                                                       (152)          (228)               --             --
                                                                    ---------      ---------         ---------      ---------
   Total Advisor Class Share Transactions                                  (9)           337                --             --
                                                                    ---------      ---------         ---------      ---------
   Class A 2
   Shares Issued                                                           --              5                --              5
   Shares Redeemed                                                         --             --                --             --
                                                                    ---------      ---------         ---------      ---------
   Total Class A Share Transactions                                        --              5                --              5
                                                                    ---------      ---------         ---------      ---------
   Class C 2
   Shares Issued                                                           --              5                --              6
   Shares Redeemed                                                         --             --                --             --
                                                                    ---------      ---------         ---------      ---------
   Total Class C Share Transactions                                        --              5                --              6
                                                                    ---------      ---------         ---------      ---------
   Net Increase (Decrease) in Shares Outstanding                       (2,586)        (6,354)               64            630
                                                                    =========      =========         =========      =========

                                                                 ------------------------        -------------------------
                                                                      PBHG IRA CAPITAL                     PBHG
                                                                     PRESERVATION FUND              CASH RESERVES FUND
                                                                 ------------------------        -------------------------
                                                                  4/1/04 to       4/1/03         4/1/04 to        4/1/03
                                                                   9/30/04          to             9/30/04          to
                                                                 (Unaudited)      3/31/04        (Unaudited)      3/31/04
                                                                 -----------     ---------       -----------     ---------
SHARES ISSUED AND REDEEMED (000):
   PBHG Class
   Shares Issued                                                      23,722        55,288            14,348        62,725
   Shares issued upon the Acquisition of the
     TS&W Small Cap Value Fund LLC 1                                      --            --                --            --
   Shares Issued upon Reinvestment of  Distributions                   1,574         4,373                82           214
   Shares Redeemed                                                   (76,509)      (36,531)          (19,038)     (103,493)
                                                                   ---------     ---------         ---------     ---------
   Total PBHG Class Share Transactions                               (51,213)       23,130            (4,608)      (40,554)
                                                                   ---------     ---------         ---------     ---------
   Advisor Class
   Shares Issued                                                         205           654                --            --
   Shares Issued upon Reinvestment of Distributions                        8            15                --            --
   Shares Redeemed                                                      (423)          (75)               --            --
                                                                   ---------     ---------         ---------     ---------
   Total Advisor Class Share Transactions                               (210)          594                --            --
                                                                   ---------     ---------         ---------     ---------
   Class A 2
   Shares Issued                                                          --             5                --            --
   Shares Redeemed                                                        --            --                --            --
                                                                   ---------     ---------         ---------     ---------
   Total Class A Share Transactions                                       --             5                --            --
                                                                   ---------     ---------         ---------     ---------
   Class C 2
   Shares Issued                                                          --             5                --            --
   Shares Redeemed                                                        --            --                --            --
                                                                   ---------     ---------         ---------     ---------
   Total Class C Share Transactions                                       --             5                --            --
                                                                   ---------     ---------         ---------     ---------
   Net Increase (Decrease) in Shares Outstanding                     (51,423)       23,734            (4,608)      (40,554)
                                                                   =========     =========         =========     =========

   * Commencement of Operations for the PBHG Class shares.
   1.See Note 1 on page 93.
   2.Class A and C shares commenced operations on September 30, 2003 for the Heitman REIT and PBHG Technology & Communications Funds. Class A and C shares commenced operations on July 31, 2003 for the TS&W Small Cap Value, Dwight Intermediate Fixed Income, and PBHG IRA Capital Preservation Funds.

   Amounts designated as "-" are either $0 or have been rounded to $0.


                                    104 & 105

PBHG FUNDS

--------------------------------------------------------------------------------
As of September 30, 2004 (UNAUDITED)


6.  FEDERAL TAX INFORMATION

Each Portfolio has qualified and intends to continue to qualify as a regulated investment company for Federal income tax purposes and to distribute substantially all of its taxable income and net capital gains. Accordingly, no provision has been made for Federal income taxes.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital or accumulated net realized gain, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of March 31, 2004, primarily attributable to certain net operating losses, different treatment for gains and losses on paydowns of mortgage- and asset-backed securities for tax purposes and return of capital which for tax purposes, are not available to offset future income, were reclassified to the following accounts:

                                           INCREASE
                                          (DECREASE)        INCREASE
                                         ACCUMULATED      UNDISTRIBUTED
                          DECREASE       NET REALIZED    NET INVESTMENT
                       PAID IN-CAPITAL       GAIN            INCOME
                            (000)            (000)            (000)
                       ---------------   ------------    --------------
Emerging Growth Fund     $(30,468)         $25,396          $  5,072
Growth Fund               (78,453)          63,198            15,255
Large Cap 20 Fund          (2,833)              --             2,833
Large Cap Growth Fund      (1,612)              --             1,612
Select Growth Fund         (3,646)              --             3,646
Strategic Small
   Company Fund              (919)              --               919
Focused Fund                  (40)              --                40
Mid-Cap Fund                   --           (2,009)            2,009
Small Cap Fund               (979)              --               979
Clipper Focus Fund             --             (333)              333
Small Cap Value Fund           --              (58)               58
REIT Fund*                   (513)            (816)            1,329
Technology &
   Communications Fund     (4,851)              (1)            4,852
Intermediate Fixed
   Income Fund                 --               (1)                1
IRA Capital
   Preservation Fund       (6,019)          (8,836)           14,855

These reclassifications had no effect on net assets or net asset value per share.

 * Information reflects fund activity based on the Portfolio's 12/31/03 tax reporting year.


The tax character of dividends and distributions declared during the years ended March 31, 2004 and 2003 were as follows:

                       ORDINARY     LONG-TERM     RETURN OF
                        INCOME    CAPITAL GAIN     CAPITAL         TOTAL
                         (000)        (000)         (000)          (000)
                      ----------  -------------   ---------      ---------
Disciplined Equity Fund
   2004                $    317       $    --        $  --        $    317
   2003                     524            --           --             524
Large Cap Fund
   2004                   3,484            --           --           3,484
   2003                   4,660            --           --           4,660
Clipper Focus Fund
   2004                   4,140         1,135           --           5,275
   2003                  13,266         4,010           --          17,276
Small Cap Value Fund
   2004                     198            --           --             198
REIT Fund
   2004                   3,772         1,682          513           5,967
   2003                   7,207         2,803          264          10,274
Intermediate Fixed
   Income Fund
   2004                     177            --           --             177
IRA Capital
   Preservation Fund
   2004                  39,079            --        6,019          45,098
   2003                  37,065           677           --          37,742
Cash Reserves Fund
   2004                     235            --           --             235
   2003                     983            --           --             983

The following funds paid no distributions during the fiscal years ended 2004 and 2003, respectively: Emerging Growth, Growth, Large Cap 20, Large Cap Growth, Select Growth, Strategic Small Company, Focused, Mid-Cap, Small Cap, and Technology & Communications Funds.



As of March 31, 2004, the components of Distributable Earnings/(Accumulated Losses) were as follows:


                                    UNDISTRIBUTED   UNDISTRIBUTED      CAPITAL        POST                          OTHER
                                      ORDINARY        LONG-TERM         LOSS         OCTOBER     UNREALIZED       TEMPORARY
                                       INCOME       CAPITAL GAIN    CARRYFORWARDS    LOSSES     APPRECIATION     DIFFERENCES
                                        (000)           (000)           (000)         (000)         (000)           (000)
---------------------------------------------------------------------------------------------------------------------------
Emerging Growth Fund                 $    --         $     --      $   (344,309)  $      --     $  80,065    $         --
Growth Fund                               --               --        (1,565,906)         --       269,702              --
Large Cap 20 Fund                         --               --          (358,125)         --        44,484              --
Large Cap Growth Fund                     --               --          (195,567)         --        48,616              --
Select Growth Fund                        --               --        (1,196,040)         --        39,080              --
Strategic Small Company Fund              --               --           (16,195)         --        19,415              --
Disciplined Equity Fund                  139               --           (27,234)         --         5,457              --
Focused Fund                              --               --            (4,573)         --         1,215              --
Large Cap Fund                           349               --          (119,534)         --        11,744              --
Mid-Cap Fund                           2,110           10,861                --          --        63,002              --
Small Cap Fund                            --               --           (32,422)         --        17,127              --
Clipper Focus Fund                     1,009               --                --          --        72,154              --
Small Cap Value Fund                     260              628                --          --         7,744              (3)


                                                                      PBHG FUNDS



                                    UNDISTRIBUTED   UNDISTRIBUTED      CAPITAL        POST       UNREALIZED         OTHER
                                      ORDINARY        LONG-TERM         LOSS         OCTOBER    APPRECIATION/     TEMPORARY
                                       INCOME       CAPITAL GAIN    CARRYFORWARDS    LOSSES    (DEPRECIATION)    DIFFERENCES
                                        (000)           (000)           (000)         (000)         (000)           (000)
---------------------------------------------------------------------------------------------------------------------------
REIT Fund*                             $ --            $ --        $        --     $   (373)     $ 21,011       $      --
Technology & Communications Fund         --              --         (2,469,757)          --        60,039              (4)
Intermediate Fixed Income Fund          129              --                 --           --            46             (25)
IRA Capital Preservation Fund            --              --                 --       (1,932)       (3,292)          9,704
Cash Reserves                            11              --                 (9)          --            --             (11)



* Information reflects fund activity based on the Portfolio's December 31, 2003 tax reporting year.

Post-October losses represent losses realized on investment transactions from November 1, 2003 through March 31, 2004 that, in accordance with Federal income tax regulations the Portfolios may elect to defer and treat as having arisen in the following fiscal year. For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains.

At March 31, 2004, the following Portfolios had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (000):

                                                                        EXPIRING MARCH 31,
                                      --------------------------------------------------------------------------------------
                                        2007           2008            2009           2010             2011           TOTAL
                                       ------       ---------        --------       --------         ---------    -----------
Emerging Growth Fund                      --         $ 9,632      $   13,905      $   200,025        $120,747     $  344,309
Growth Fund                               --          10,248           1,680        1,241,238         312,740      1,565,906
Large Cap 20 Fund                         --              --              --          252,728         105,397        358,125
Large Cap Growth Fund                     --              --           7,780          114,491          73,296        195,567
Select Growth Fund                        --              --         192,159          877,967         125,914      1,196,040
Strategic Small Company Fund              --              --              --               --          16,195         16,195
Disciplined Equity Fund               $6,920             282              --               87          19,945         27,234
Focused Fund                              --              --              --               --           4,573          4,573
Large Cap Fund                            --              --              --           20,038          99,496        119,534
Small Cap Fund                            --              --              --               --          32,422         32,422
Technology & Communications Fund          --              --          89,757        1,954,050         425,950      2,469,757
Cash Reserves Fund                        --               4              --                5              --              9


As of June 20, 2003, the Emerging Growth Fund and the Growth Fund charged paid-in-capital $25,395,885 and $63,198,250, respectively, and credited accumulated net realized loss $25,395,885 and $63,198,250, respectively, due to the PBHG Limited Fund and the PBHG New Opportunities Fund reorganization into the Emerging Growth Fund (Note 10 on page 108) and the PBHG Core Growth Fund reorganization into the Growth Fund (Note 10 on page 108). Internal Revenue Code 382 limits the amount of the annual capital loss carryforward available for use and therefore requires the Funds to permanently forfeit $25,395,885 and 63,198,250, respectively, in capital loss carryforwards from prior years. The Emerging Growth Fund and the Growth Fund had capital loss carryforwards of $344,309,010 and $1,565,906,074, respectively, which may be applied against any realized net taxable gains until the expiration date (see previous schedule for breakdown). The Emerging Growth Fund and Growth Fund utilized $74,552,350 and $132,316,776, respectively, of net tax basis capital losses during the current year to offset net realized gains from investment transactions.

At September 30, 2004, the total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes were different from amounts reported for financial reporting purposes.

The Federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by each Portfolio, excluding Cash Reserves Fund, at September 30, 2004 were as follows:

                                                                     NET
                       FEDERAL     UNREALIZED     UNREALIZED     UNREALIZED
                      TAX COST    APPRECIATION   DEPRECIATION   APPRECIATION
                        (000)         (000)          (000)         (000)
                      ---------   ------------   ------------   ------------
Emerging Growth Fund  $157,126     $ 54,276       $ (8,883)      $ 45,393
Growth Fund            634,828      191,696        (28,561)       163,135
Large Cap 20 Fund      157,599       39,248         (3,983)        35,265
Large Cap Growth Fund  128,279       41,630         (3,027)        38,603
Select Growth Fund     168,787       34,355         (2,242)        32,113
Strategic Small
   Company Fund         46,674       13,198         (2,946)        10,252
Disciplined
   Equity Fund          61,569        4,535         (2,113)         2,422
Focused Fund            20,032        1,150         (1,099)            51
Large Cap Fund         152,852        8,771         (4,389)         4,382



                                                                       NET
                         FEDERAL     UNREALIZED     UNREALIZED     UNREALIZED
                        TAX COST    APPRECIATION   DEPRECIATION   APPRECIATION
                          (000)         (000)         (000)           (000)
                        ----------    --------     ----------     ------------
Mid-Cap Fund           $  398,598     $ 43,733     $ (19,175)        $24,558
Small Cap Fund             59,211       10,048        (5,201)          4,847
Clipper Focus Fund      1,127,152      160,180      (101,333)         58,847
Small Cap
   Value Fund              45,844       11,055        (1,008)         10,047
REIT Fund                 117,203       28,065          (276)         27,789
Technology &
   Communications Fund    240,483       53,031       (19,303)         33,728
Intermediate Fixed
   Income Fund              8,980           87           (11)             76
IRA Capital
   Preservation Fund      938,705           --            --              --

PBHG FUNDS

NOTES TO FINANCIAL STATEMENTS -- Concluded
--------------------------------------------------------------------------------
As of September 30, 2004 (UNAUDITED)

7. CONCENTRATIONS/RISKS

The Cash Reserves Fund invests primarily in a portfolio of money market instruments maturing in 397 days or less whose ratings are within one of the two highest ratings categories assigned by a nationally recognized statistical rating agency, or, if not rated, are believed to be of comparable quality. The ability of the issuers of the securities held by the Portfolio to meet their obligations may be affected by economic developments in a specific industry, state or region.

Certain funds invest a high percentage of their assets in specific sectors of the market, especially technology, health care, consumer cyclical, consumer non-cyclical, services and financial. As a result, the economic and regulatory developments in a particular sector of the market, positive or negative, have a greater impact on the fund's net asset value and will cause its shares to fluctuate more than if the fund did not concentrate its investments in a particular sector. In addition, the REIT and Technology & Communications Funds are concentrated which means they will invest 25% or more of their net assets in specific industries.

8.  LINE OF CREDIT

Prior to June 3, 2004, except for the Cash Reserves Fund, each Portfolio could borrow an amount up to its prospectus defined limitations, from a $150 million committed line of credit available to the Funds in the PBHG Funds and PBHG Insurance Series Fund. Effective June 3, 2004 the line of credit was discontinued. The Portfolios had no outstanding borrowings between April 1, 2004 and June 3, 2004.

9.  INTERFUND LENDING

Pursuant to resolutions adopted by the Boards of Trustees of each of PBHG Funds, PBHG Insurance Series Fund and Old Mutual Advisor Funds (together, the "Trusts"), on behalf of each series portfolio of the Trusts (the "Funds"), each of the Funds may lend an amount up to its prospectus-defined limitations to other Funds. All such lending shall be conducted pursuant to the exemptive order granted by the Securities and Exchange Commission on August 12, 2003 to the Trusts and Liberty Ridge Capital, Inc.

The interest rate charged on the loan is the average of the overnight repurchase agreement rate (highest rate available to the Funds from investments in overnight repurchase agreements) and the bank loan rate (Federal Funds Rate plus 50 basis points). None of the Funds may borrow more than 10% of its assets.

The Portfolios had no outstanding borrowings or loans under the interfund lending agreement at September 30, 2004 or at any time during the six months ended September 30, 2004.

10.  FUND REORGANIZATIONS

On June 20, 2003, the assets of the PBHG Core Growth Fund were reorganized into the Growth Fund. Under the Agreement and Plan of Reorganization, 4,364,758 shares of the PBHG Core Growth Fund were exchanged for 2,426,979 shares of the Growth Fund in a tax-free exchange.

The value of the PBHG Core Growth Fund on June 20, 2003 was $38,292,873. Upon the business combination of such Funds on June 20, 2003, the value of the PBHG Core Growth Fund, which included net investment loss of $93,898, accumulated realized losses of $76,533,450, and unrealized gains of $5,135,706, combined with the Growth Fund was $1,286,227,465.

On June 20, 2003, the assets of the PBHG Limited Fund and PBHG New Opportunities Fund were reorganized into the Emerging Growth Fund. Under the Agreement and Plan of Reorganization, 6,189,582 shares of the PBHG Limited Fund and 1,335,096 shares of the PBHG New Opportunities Fund were exchanged for 7,332,758 shares of the Emerging Growth Fund in a tax-free exchange.

The value of the PBHG Limited Fund and the PBHG New Opportunities Fund on June 20, 2003 was $46,086,847 and $29,403,893, respectively. Upon the business combination of such Funds on June 20, 2003, the value of the PBHG Limited Fund, which included net investment loss of $137,811, accumulated realized losses of $21,681,441, and unrealized gains of $12,590,592, and the value of the PBHG New Opportunities Fund, which included net investment loss of $94,635, accumulated realized losses of $30,247,355, and unrealized gains of $5,692,034, combined with the Emerging Growth Fund was $267,138,968.

On March 7, 2003, the assets of the PBHG Global Technology & Communications Fund were reorganized into the Technology & Communications Fund. Under the Agreement and Plan of Reorganization, 8,267,235.999 shares of the PBHG Global Technology & Communications Fund were exchanged for 2,216,327.679 shares of the Technology & Communications Fund in a tax-free exchange.

The value of the PBHG Global Technology & Communications Fund on March 7, 2003 was $15,955,123, which included $1,065,107 in unrealized losses. Upon the business combination of such Funds on March 7, 2003, the value of the PBHG Global Technology & Communications Fund, which included net investment loss of $361,096, accumulated realized losses of $89,278,161 and unrealized losses of $1,065,107, combined with the Technology & Communications Fund was $256,108,689.

11. LITIGATION

On June 21, 2004, Pilgrim Baxter & Associates, Ltd. ("Pilgrim Baxter") entered into agreements with the Securities and Exchange Commission ("SEC") and the New York Attorney General ("NYAG") settling all their charges related to "market timing" activity in the PBHG Funds. In the settlements, Pilgrim Baxter, without admitting or denying any findings or allegations made by the SEC or the NYAG, agreed to cease and desist from causing any violation of state and federal securities laws. The settlements require Pilgrim Baxter to pay $40 million in disgorgement and $50 million in civil penalties, and effective October 1, 2004, to reduce management fees for all of the Fund's portfolios by at least 3.16%. The management fee reduction will result in an aggregate reduction of approximately $10 million over the following five years. Pilgrim Baxter, and not the Fund or the Fund's shareholders, will bear all the costs of complying with the settlements, including restitution, civil penalties, and associated fees related to these regulatory proceedings. Pilgrim Baxter has also agreed that it and its affiliates shall not directly or indirectly assess any fee or charge to any Fund portfolio or its shareholders to defray, recoup or reimburse any such payments, including the reduction in management fees. The settlements require Pilgrim Baxter to operate in accordance with enhanced corporate governance policies and practices. Further information regarding the specific details set forth in the settlement agreements is set forth under "Settlements and Pending Litigation" in the Fund's statements of additional information.

On November 17, 2004, Pilgrim Baxter's former principals entered into settlements with the SEC and with the NYAG relating to the former principals' involvement in certain market timing and selective disclosure activities. The aggregate settlement amount by these principals is $160 million of which $120 million represents disgorgement and restitution, and $40 million represents civil penalties. The former principals have not been associated with Pilgrim Baxter since November 2003. Neither the Fund nor the Fund's shareholders will bear the costs relating to these settlements, including the disgorgement and restitution, civil penalties or associated costs.

In addition to the regulatory actions, which have been settled as described above, multiple lawsuits, including class action and shareholder derivative suits, have been filed against certain PBHG Funds portfolios, Pilgrim Baxter and certain related parties. These lawsuits are primarily based upon the allegations in the SEC civil action and the NYAG civil action. These lawsuits allege a variety

                                                                      PBHG FUNDS


of theories for recovery, including but not limited to: (i) violations of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) false or misleading prospectus disclosure. The lawsuits have been filed in Federal and state courts and seek such remedies as compensatory damages, restitution, rescission, an accounting for profits, injunctive relief, equitable relief, interest and the payment of attorney's and experts' fees.

On February 20, 2004, the Federal Multi-District Litigation Panel (the "Panel") issued an order centralizing hundreds of cases involving allegations of market timing and/or late trading in the mutual fund industry for administration in the District of Maryland. All of the cases brought against Pilgrim Baxter and the PBHG Funds have been designated as "tag-along" cases and have been transferred to the Maryland U.S. District Court.

As part of the In Re Mutual Funds Investment Litigation pending in the U.S. District Court for the District of Maryland (the "MDL Court"), the PBHG Funds, Liberty Ridge Capital, its affiliates, and/or certain related and unrelated parties have been named as defendants in a Class Action Suit ("Class Action Suit") and a separate Derivative Suit ("Derivative Suit") (together the "MDL Litigation"). The MDL Litigation consolidates and coordinates for pre-trial matters a number of individual class action suits and derivative suits based on similar claims, which previously had been filed against the PBHG Funds, Liberty Ridge Capital and/or certain related parties in other jurisdictions, and had been transferred to the MDL Court. Information on the previously filed suits is contained in the PBHG Funds' Statement of Additional Information, Exhibit C. Consolidated complaints in the Class Action and Derivative Suits were filed in the MDL Litigation on September 29, 2004 (MDL 1586).

The MDL Litigation and the previously filed suits are primarily based upon allegations that the defendants engaged in, or facilitated market timing of, the PBHG Funds, and also made selective disclosure of confidential portfolio information to certain defendants and other parties. The MDL Litigation alleges a variety of theories for recovery, including but not limited to: (i) violations of various provisions of the Federal securities laws; (ii) breaches of fiduciary duty; and (iii) false or misleading prospectus disclosure. The MDL Litigation requests compensatory and punitive damages. In addition, the Derivative Suit requests the removal of each of the Trustees of the PBHG Funds, the removal of Liberty Ridge Capital as investment adviser of the PBHG Funds, the removal of PBHG Fund Distributors as distributor of the PBHG Funds' shares, rescission of the management and other contracts between PBHG Funds and the defendants, and rescission of the PBHG Funds' 12b-1 Plan.

At this stage of the MDL Litigation, Liberty Ridge Capital believes that it is too early to assess the likely outcome of the MDL Litigation, or success of any defenses each of the defendants may have to the claims. Any potential resolution of the MDL Litigation may include, but not be limited to, judgments or settlements for damages against Liberty Ridge Capital, PBHG Funds or any named defendant. In the event PBHG Funds incurs any losses, costs or expenses in connection with such lawsuits, the PBHG Funds' Board of Trustees may pursue claims on behalf of the affected portfolios against any party that may have liability to the PBHG Funds in respect thereof. While it is currently too early to predict the result of the MDL Litigation, Liberty Ridge Capital does not believe that the outcome of the MDL Litigation will materially affect its ability to carry out its duty as investment adviser to the PBHG Funds. However, Liberty Ridge Capital is currently unable to gauge the level of shareholder redemptions that may result from the news of these pending lawsuits. Redemptions may require the Funds to sell investments to provide for sufficient liquidity, which could adversely impact the investment performance of the funds.

12. EXPENSES BORNE BY ADVISER

The Fund incurred legal, printing and audit expenses relating to the SEC and NYAG examinations. The Adviser agreed to pay for these expenses on behalf of the Fund. If the Adviser did not pay the expenses, the expenses for the Portfolios would have been higher than what is reflected in the financial highlights for the year ended March 31, 2004.

13. SUBSEQUENT EVENTS

Effective October 1, 2004, Pilgrim Baxter &Associates, Ltd. changed its name to Liberty Ridge Capital, Inc.

See also Footnote 2 above and the following page with respect to IRA Capital Preservation Fund.

PBHG FUNDS

PBHG FUNDS SHAREHOLDER MEETINGS (unaudited)
--------------------------------------------------------------------------------


A special meeting of the shareholders of the IRA Capital Preservation Fund was held on October 1, 2004 to vote on the following matter:

                                                                                               TOTAL
                                                    FOR         AGAINST     ABSTAIN     SHARES OUTSTANDING
                                                 --------       -------     -------     ------------------
To approve the change in investment goal
and related strategies for the
IRA Capital Preservation Fund                   67,400,908     9,870,428   1,508,349        137,784,060



PBHG FUNDS SECURITY PROXY VOTING GUIDELINES  (unaudited)
--------------------------------------------------------------------------------

A description of the guidelines that the Fund or the Fund's investment adviser/sub-adviser uses to vote proxies relating to portfolio securities is available without charge (i) upon request, by calling 800-433-0051; (ii) on the Fund's website at http://www.pbhgfunds.com; and (iii) on the Commission's website at http://www.sec.gov.; and beginning no later than August 31, 2004, information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2004 will be available without charge (i) through the Fund's website at http://www.pbhgfunds.com; and (ii) on the Commission's website at http://www.sec.gov.

Beginning on the fiscal quarter ended December 31, 2004, the Trust will file its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Trust's Forms N-Q will be available on the Commission's web site at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

                                                                      PBHG FUNDS

                                         PBHG FUNDS DISCLOSURE NOTES (unaudited)
--------------------------------------------------------------------------------

AVERAGES

The LIPPER INTERMEDIATE INVESTMENT GRADE DEBT FUNDS AVERAGE represents the average performance of 456 mutual funds classified by Lipper, Inc. in the Intermediate Investment Grade Debt category.

The LIPPER LARGE-CAP CORE FUNDS AVERAGE represents the average performance of 986 mutual funds classified by Lipper, Inc. in the Large-Cap Core category.

The LIPPER LARGE-CAP GROWTH FUNDS AVERAGE represents the average performance of 663 mutual funds classified by Lipper, Inc. in the Large-Cap Growth category.

The LIPPER MID-CAP CORE FUNDS AVERAGE represents the average performance of 339 mutual funds classified by Lipper, Inc. in the Mid-Cap Core category.

The LIPPER MID-CAP GROWTH FUNDS AVERAGE represents the average performance of 526 mutual funds classified by Lipper, Inc. in the Mid-Cap Growth category.

The LIPPER MONEY MARKET FUNDS AVERAGE represents the average performance of 402 mutual funds classified by Lipper, Inc. in the Money Market category.

The LIPPER MULTI-CAP CORE FUNDS AVERAGE represents the average performance of 770 mutual funds classified by Lipper, Inc. in the Multi-Cap Core category.

The LIPPER MULTI-CAP GROWTH FUNDS AVERAGE represents the average performance of 442 mutual funds classified by Lipper, Inc. in the Multi-Cap Growth category.

The LIPPER MULTI-CAP VALUE FUNDS AVERAGE represents the average performance of 481 mutual funds classified by Lipper, Inc. in the Multi-Cap Value category.

The LIPPER REAL ESTATE FUNDS AVERAGE represents the average performance of 221 mutual funds classified by Lipper, Inc. in the Real Estate category.

The LIPPER SCIENCE & TECHNOLOGY FUNDS AVERAGE represents the average performance of 319 mutual funds classified by Lipper, Inc. in the Science & Technology category.

The LIPPER SMALL-CAP CORE FUNDS AVERAGE represents the average performance of 568 mutual funds classified by Lipper, Inc. in the Small-Cap Core category.

The LIPPER SMALL-CAP GROWTH FUNDS AVERAGE represents the average performance of 545 mutual funds classified by Lipper, Inc. in the Small-Cap Growth category.

The Lipper performance figures are based on the changes in net asset value of the Funds in the category with all capital gains distributions and income dividends reinvested.

The Lipper returns for certain periods reflect fee waivers and/or expense reimbursements in effect for that period; absent fee waivers and expense reimbursements, performance may have been lower.



INDICES

The LEHMAN INTERMEDIATE U.S. AGGREGATE BOND INDEX is an unmanaged index of fixed income securities with medium term durations.

The PSE TECHNOLOGY INDEX(R)is a price-weighted index of the top 100 U.S. technology stocks.

The RUSSELL 1000(R) GROWTH INDEX is an unmanaged index that measures the performance of those securities in the Russell 1000(R) Index with higher price-to-book ratios and higher forecasted growth values.

The RUSSELL 2000(R) GROWTH INDEX is an unmanaged index comprised of those securities in the Russell 2000(R) Index with a greater-than- average growth orientation.

The RUSSELL 2000(R) INDEX is an unmanaged index comprised of the 2,000 smallest securities in the Russell 3000(R) Index.

The RUSSELL 2000(R) VALUE INDEX is an unmanaged index that measures the performance of those securities in the Russell 2000(R) Index with lower price-to-book ratios and lower forecasted growth values.

The RUSSELL 3000(R) INDEX is an unmanaged index comprised of the 3,000 largest U.S. companies based on total market capitalization.

The RUSSELL 3000(R) GROWTH INDEX is an unmanaged index that measures the performance of those securities in the Russell 3000(R) Index with higher price-to-book ratios and higher forecasted growth values.

The RUSSELL MIDCAP(R) GROWTH INDEX is an unmanaged index comprised of the mid-cap securities in the Russell 1000(R) Index with a higher price-to-book ratio and higher forecasted growth values.

The RYAN 5-YEAR GIC MASTER INDEX is an unmanaged index with an arithmetic mean or market rates of $1 million GIC contracts held for five years.

The S&P 500 INDEX is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

The S&P MIDCAP 400 INDEX is an unmanaged capitalization-weighted index that measures the performance of the mid-range sector of the U.S. stock market.

The DOW JONES WILSHIRE REAL ESTATE SECURITIES INDEX is a market weighted capitalization index of publicly traded real estate securities, including real estate investment trusts, real estate operating companies, and partnerships.

The Indices/Averages are presented for illustrative purposes only, and are not intended to imply the past or future performance of the Portfolio. The performance of the Indices/Averages assume reinvestment of capital gains and income dividends but assume no transaction costs, taxes, management fees or other expenses. A direct investment in the Indices/Averages is not possible.

PBHG FUNDS

PBHG FUNDS DISCLOSURE NOTES (unaudited)
--------------------------------------------------------------------------------

STYLE BOX

EQUITY FUNDS --

Each Portfolio has been assigned to a style box category by Liberty Ridge Capital that is reflective of its relative investment style and characteristics as of September 30, 2004. Companies categorized as large cap have market capitalizations over $10 billion; mid-cap from $2-$10 billion; and small cap less than $2 billion. Value style funds invest primarily in equities believed to be selling below their intrinsic value while growth style funds generally invest in stocks of companies that may be trading at or above their fair value based upon historical earnings, but are expected to keep growing. Funds that invest in stocks meeting both characteristics are classified as blend. Fund characteristics are subject to change and may not always reflect the style box classification.

FIXED INCOME FUNDS --

Each Portfolio has been assigned to a style box category by Liberty Ridge Capital that is reflective of its relative investment style and characteristics as of September 30, 2004. Fixed income securities that are categorized as low quality are defined as bonds rated BB or lower, medium as bonds rated BBB through A; high as AA or better. Maturity for taxable bond funds is based on the following duration ranges; short is up to 3.5 years; intermediate is 3.5 to 6 years; and long is greater than 6 years. The Fund's portfolio is subject to change and may not always reflect the characteristics of that box.

TOP TEN HOLDINGS

There is no guarantee that the Fund continues to hold these securities or will continue to hold any of these securities in the future. The top holding information provided should not be construed as a recommendation to purchase or sell a particular security.

PBHG FUNDS

TRUSTEES AND OFFICERS OF THE TRUST  (unaudited)
--------------------------------------------------------------------------------
As of November 12, 2004

 The management and affairs of the Trust are supervised by the Trustees under the laws of the State of Delaware. The Trustees have approved contracts under which, as described above, certain companies provide essential management services to the Trust. The Trustees and executive officers of the Trust and the principal occupations for the last five years are set forth below. Each may have held other positions with the named companies during that period. Each Trustee serves as a Trustee and each officer serves as an officer in a similar capacity for PBHG Insurance Series Fund, a registered investment company advised by the Adviser. Unless otherwise noted, all Trustees and Officers can be contacted c/o Liberty Ridge Capital, Inc., 1400 Liberty Ridge Drive, Wayne, PA 19087. The Trust's Statement of Additional Information ("SAI") includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-800-433-0051.



--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES*
--------------------------------------------------------------------------------

NAME, ADDRESS, AND AGE
John R. Bartholdson
(60)

POSITION HELD WITH THE FUND
Chairman of the Board and lead Independent Trustee

TERM OF OFFICE AND LENGTH OF TIME SERVED
Trustee since 1997

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
Chief Financial Officer, The Triumph Group, Inc. (manufacturing) since 1992.

NUMBER OF PORTFOLIOS IN COMPLEX OVERSEEN BY TRUSTEE
26

OTHER DIRECTORSHIPS HELD BY TRUSTEE
Director, The Triumph Group, Inc. since 1992. Trustee, PBHG Insurance Series since 1997. Trustee, Old Mutual Advisor Funds, since 2004.

--------------------------------------------------------------------------------

NAME, ADDRESS, AND AGE
Jettie M. Edwards
(58)

POSITION HELD WITH THE FUND
Trustee

TERM OF OFFICE AND LENGTH OF TIME SERVED
Trustee since 1997

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
Consultant, Syrus Associates (business and marketing consulting firm) 1986-2002

NUMBER OF PORTFOLIOS IN COMPLEX OVERSEEN BY TRUSTEE
26

OTHER DIRECTORSHIPS HELD BY TRUSTEE
Trustee, EQ Advisors (investment company-37 portfolios) since 1997. Trustee, PBHG Insurance Series since 1997.

--------------------------------------------------------------------------------


NAME, ADDRESS, AND AGE
Albert A. Miller
(70)

POSITION HELD WITH THE FUND
Trustee

TERM OF OFFICE AND LENGTH OF TIME SERVED
Trustee since 1997

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
Senior Vice President, Cherry & Webb, CWT Specialty Stores 1995-2000. Advisor and Secretary, the Underwoman Shoppes Inc. (retail clothing stores) 1980-2002. Merchandising Group Vice President, R.H. Macy & Co. (retail department stores) 1958-1995. Retired.

NUMBER OF PORTFOLIOS IN COMPLEX OVERSEEN BY TRUSTEE
26

OTHER DIRECTORSHIPS HELD BY TRUSTEE
Trustee, PBHG Insurance Series since 1997.


--------------------------------------------------------------------------------
 *Trustee of the Trust until such time as his or her successor is duly elected and appointed.
--------------------------------------------------------------------------------
OFFICERS**
--------------------------------------------------------------------------------

NAME, ADDRESS, AND AGE
David J. Bullock
(48)

POSITION HELD WITH THE FUND
President

TERM OF OFFICE AND LENGTH OF TIME SERVED
President since 2003

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
President and Chief Executive Officer, Old Mutual Capital, Inc. and Trustee, Old Mutual Advisor Funds, since May 2004. President and Director, Liberty Ridge Capital since July 2003. Chief Executive Officer, Liberty Ridge Capital, Trustee, Old Mutual Investment Partners, Old Mutual Shareholder Services and Old Mutual Fund Services since November 2003. President, PBHG Insurance Series Fund since November 2003. Chief Operating Officer, Liberty Ridge Capital July 2003 to March 2004. President and Chief Executive Officer, Transamerica Capital, Inc. September 1998 to July 2003.

--------------------------------------------------------------------------------

NAME, ADDRESS, AND AGE
Lee T. Cummings
(41)

POSITION HELD WITH THE FUND
Treasurer, Chief Financial Officer, Controller

TERM OF OFFICE AND LENGTH OF TIME SERVED
Treasurer, Chief Financial Officer, Controller since 1997

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
Vice President, Liberty Ridge Capital since 2001, Sales and Marketing Director, Liberty Ridge Capital since April 2004, and Director of Mutual Fund Operations, Liberty Ridge Capital, 1996-2001; Treasurer, Chief Financial Officer, Controller, Old Mutual Advisor Funds, since May 2004 and PBHG Insurance Series Fund since March 1997. President, Old Mutual Shareholder Services, Inc. since 2001; President, Old Mutual Investment Partners 1999-2003. Vice President, Old Mutual Investment Partners, since March 2003; Treasurer, Old Mutual Fund Services, May 1996-1999; and President, Old Mutual Fund Services since December 1998.

--------------------------------------------------------------------------------

NAME, ADDRESS, AND AGE
John M. Zerr
(42)

POSITION HELD WITH THE FUND
Vice President and Secretary

TERM OF OFFICE AND LENGTH OF TIME SERVED
Vice President and Secretary since 1997

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
Senior Vice President, Liberty Ridge Capital since 2001. Chief Operating Officer, Liberty Ridge Capital since March 2004 and General Counsel and Secretary, Liberty Ridge Capital since November 1996, Executive Vice President, Secretary and General Counsel, Old Mutual Capital, Inc., since May 2004. Vice President and Secretary, Old Mutual Advisor Funds, since May 2004 and PBHG Insurance Series Fund, since March 1997; General Counsel and Secretary, Pilgrim Baxter Value Investors, Inc., November 1996 to May 2002; General Counsel and Secretary, Old Mutual Fund Services since January 1998; General Counsel and Secretary, Old Mutual Shareholder Services since 2001; General Counsel and Secretary, Old Mutual Investment Partners since January 1998.

--------------------------------------------------------------------------------

PBHG FUNDS

                                  TRUSTEES AND OFFICERS OF THE TRUST (unaudited)
--------------------------------------------------------------------------------
                                                         As of November 12, 2004

--------------------------------------------------------------------------------
OFFICERS** (CONCLUDED)
--------------------------------------------------------------------------------


NAME, ADDRESS, AND AGE
Brian C. Dillon
(41)

POSITION HELD WITH THE FUND
Vice President and Chief Compliance Officer

TERM OF OFFICE AND LENGTH OF TIME SERVED
Vice President since 2001

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
Vice President and Chief Compliance Officer, Liberty Ridge Capital, since April 2001. Chief Compliance Officer, Old Mutual Capital, Inc., since May 2004. Chief Compliance Officer, Old Mutual Advisor Funds, since September 2004 and Vice President, Old Mutual Advisor Funds, since May 2004, Chief Compliance Officer, PBHG Insurance Series Fund, since July 2004 and Vice President, PBHG Insurance Series Fund, since April 2001. Chief Compliance Officer, Old Mutual Fund Services, Old Mutual Shareholder Services, and Old Mutual Investment Partners since April 2001; Chief Compliance Officer, Pilgrim Baxter Value Investors, Inc., April 2001 to May 2002; Chief Compliance Officer, Pilgrim Baxter Private Equity Advisor, April 2001-March 2003. Vice President and Deputy Compliance Director, Delaware Investments, 1995-2001.

--------------------------------------------------------------------------------

NAME, ADDRESS, AND AGE
Robert E. Putney, III
(44)

POSITION HELD WITH THE FUND
Vice President and Assistant Secretary

TERM OF OFFICE AND LENGTH OF TIME SERVED
Vice President and Assistant Secretary since 2002

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
Senior Vice President, Deputy General Counsel and Assistant Secretary, Old Mutual Capital, Inc., since May 2004. Deputy General Counsel, Liberty Ridge Capital, Old Mutual Investment Partners and Old Mutual Fund Services since January 2004 and Vice President and Assistant Secretary, Liberty Ridge Capital, Old Mutual Investment Partners and Old Mutual Fund Services, since December 2001. Vice President and Assistant Secretary, Old Mutual Advisor Funds, since May 2004. Vice President and Assistant Secretary, PBHG Insurance Series Fund since March 2002. Senior Legal Counsel, Liberty Ridge Capital, Old Mutual Investment Partners and Old Mutual Fund Services, December 2001-2004; Senior Counsel and Assistant Secretary, Pilgrim Baxter Value Investors, Inc. 2001-2002. Director and Senior Counsel, Merrill Lynch Investment Managers, L.P. and Princeton Administrators, L.P. from September 1997 until December 2001 and holding various other positions with these companies from 1991 to 1997; Secretary of various Merrill Lynch and Mercury open-end funds, as well as Somerset Exchange Fund and The Europe Fund, Inc. until December 2001.

--------------------------------------------------------------------------------

NAME, ADDRESS, AND AGE
Stephen F. Panner
(34)

POSITION HELD WITH THE FUND
Assistant Treasurer

TERM OF OFFICE AND LENGTH OF TIME SERVED
Assistant Treasurer since 2000

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
Fund Administration Manager, Liberty Ridge Capital and Old Mutual Fund Services since February 2000. Assistant Treasurer, Old Mutual Advisor Funds, since May 2004. Assistant Treasurer, PBHG Insurance Series Fund, since 2000. Fund Accounting Manager, SEI Investments Mutual Funds Services, 1997-2000.

--------------------------------------------------------------------------------

NAME, ADDRESS, AND AGE
William P. Schanne
(32)

POSITION HELD WITH THE FUND
Assistant Treasurer

TERM OF OFFICE AND LENGTH OF TIME SERVED
Assistant Treasurer since 2001

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
Fund Administration Associate, Liberty Ridge Capital and Old Mutual Fund Services since August 2001. Assistant Treasurer, Old Mutual Advisor Funds, since May 2004. Assistant Treasurer, PBHG Insurance Series Fund, since 2001. Fund Accounting Supervisor, PFPC, Inc., 1999-2001; Fund Accountant, PFPC, Inc., 1998-1999.

--------------------------------------------------------------------------------

** Officer of the Trust until such time as his or her successor is duly elected and qualified.

[BLANK PAGE]

[Logo omitted]
PBHG FUNDS (R)

P.O. Box 219534
Kansas City, MO 64121-9534

Investment Advisor:
Liberty Ridge Capital,Inc.

DISTRIBUTOR:
PBHG FUND DISTRIBUTORS.
OLD MUTUAL INVESTMENT PARTNERS. MEMBER NASD.


                         1.800.433.0051
                                WWW.PBHGFUNDS.COM


THIS SEMI-ANNUAL REPORT IS INTENDED FOR THE INFORMATION OF PBHGFUNDS SHAREHOLDERS, BUT MAY BE USED WITH PROSPECTIVE INVESTORS WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS. PORTFOLIOS DESCRIBED IN THIS REPORT ARE PART OF THE PBHGFUNDS. INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES BEFORE INVESTING. PLEASE CALL
1.800.433.0051 FOR A FREE PROSPECTUS THAT CONTAINS THIS AND OTHER IMPORTANT INFORMATION. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING. THERE CAN BE NO ASSURANCE THAT ANY FUND WILL BE ABLE TO ACHIEVE ITS INVESTMENT OBJECTIVES. THE FIGURES IN THIS REPORT REPRESENT PAST RESULTS WHICH ARE NOT A GUARANTEE OF FUTURE RESULTS. THE PERFORMANCE DATA SHOWN REPRESENTS PAST PERFORMANCE, WHICH IS NOT A GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT INVESTORS' SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE DATA, WHICH MAY BE LOWER OR HIGHER THAN THAT SHOWN, IS AVAILABLE BY CALLING 1.800.433.0051 OR ONLINE AT WWW.PBHGFUNDS.COM. MANAGERS' COMMENTS ARE AS OF SEPTEMBER 30, 2004, ARE SUBJECT TO CHANGE, AND MAY NOT REFLECT THEIR CURRENT VIEWS. THIS MATERIAL REPRESENTS THE MANAGERS' ASSESSMENT OF THEIR PORTFOLIOS AND MARKET ENVIRONMENT AT A SPECIFIC POINT IN TIME AND SHOULD NOT BE RELIED UPON BY THE READER AS RESEARCH OR INVESTMENT ADVICE REGARDING THE FUNDS OR ANY STOCK IN PARTICULAR. THE PURCHASE AND SALE INFORMATION PROVIDED SHOULD NOT BE CONSTRUED AS A RECOMMENDATION TO PURCHASE OR SELL A PARTICULAR SECURITY. THERE IS NO ASSURANCE, AS OF THE DATE OF PUBLICATION OF THIS MATERIAL, THAT THE SECURITIES PURCHASED REMAIN IN THE PORTFOLIO OR THAT SECURITIES SOLD HAVE NOT BEEN REPURCHASED. ADDITIONALLY, IT IS NOTED THAT THE SECURITIES PURCHASED DO NOT REPRESENT THE FUND'S ENTIRE PORTFOLIO AND IN THE AGGREGATE MAY REPRESENT A SMALL PERCENTAGE OF A FUND'S PORTFOLIO.

PBHG-SAR2004
04-461, 11/2004

Item 2.    Code of Ethics.

Not applicable for semi-annual report.

Item 3.    Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.    Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.    Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.    Schedule of Investments.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.    Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005.

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.   Submission of Matters to a Vote of Security Holders.

A shareholder who desires to recommend a nominee for trustee of the Trust shall submit a request in writing according to the Trust's Shareholder Communication Procedures (described below), which will be accessible through the Trust's website. Such request shall contain (i) the name, address and telephone number of, and number of Trust shares owned by, the person or entity or group of persons or entities on whose behalf the recommendation is being made, and the related account name, number and broker or account provider name and (ii) if any of such persons were not record owners of the Trust at the time the recommendation was submitted, verification acceptable in form and substance to the Trust of such person's ownership of the Trust at the time the recommendation was made.

The Trust's current Shareholder Communication Procedures provide that shareholder communications, including communications that contain a recommendation for nominee as trustee of the Trust, shall be submitted as follows:
If any shareholder of a Fund wishes to communicate with the Fund's Board or with an individual trustee of the Fund in his or her capacity as a trustee, that shareholder shall send his, her or its communications, addressed to the Board or an individual trustee, to the Secretary of the Funds. Communications may be sent by regular mail or delivery service to the following address: Liberty Ridge Capital, Inc., 1400 Liberty Ridge Drive, Wayne, PA 19087, Attention: Secretary of PBHG Funds and PBHG Insurance Series Fund.

Item 11.   Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

Items 12.  Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) PBHG Funds


By (Signature and Title)                       /s/ David J. Bullock
                                               --------------------------------
                                               David J. Bullock, President and
                                               Principal Executive Officer

Date December 1, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)                       /s/  David J. Bullock
                                               --------------------------------
                                               David J. Bullock, President and
                                               Principal Executive Officer

Date December 1, 2004


By (Signature and Title)                       /s/ Lee T. Cummings
                                               --------------------------------
                                               Lee T. Cummings, Treasurer and
                                               Principal Financial Officer
Date December 1, 2004